UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:            811-22696

Victory Portfolios II

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio                          44144

(Address of principal executive offices)                                           (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Item 1. Reports to Stockholders.

December 31, 2021

Semi Annual Report

Victory US 500 Enhanced Volatility Wtd Index Fund

Victory Market Neutral Income Fund

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Investment Objective & Portfolio Holdings (Unaudited)	3
Schedules of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	5
Victory Market Neutral Income Fund	17
Financial Statements
Statements of Assets and Liabilities	33
Statements of Operations	34
Statements of Changes in Net Assets	35
Financial Highlights	38
Notes to Financial Statements	42
Supplemental Information (Unaudited)	52
Proxy Voting and Portfolio Holdings Information	52
Expense Examples	52
Advisory Contract Approval	53
Privacy Policy (inside back cover)

1

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.

If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Funds.

For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call 800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.

The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Victory at:

800-539-FUND (800-539-3863)

800-235-8396 for Member Class

Visit our website at:

www.vcm.com

2

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

The Procter & Gamble Co.	0.4%
The Hershey Co.	0.4%
Costco Wholesale Corp.	0.4%
PepsiCo, Inc.	0.4%
Church & Dwight Co., Inc.	0.4%
Colgate-Palmolive Co.	0.4%
Cerner Corp.	0.4%
McDonald's Corp.	0.4%
McCormick & Co., Inc.	0.3%
The Coca-Cola Co.	0.3%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Portfolios II Victory Market Neutral Income Fund	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide high current income.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Emera, Inc.	0.5%
Far EasTone Telecommunications Co. Ltd.	0.5%
Fortis, Inc.	0.5%
Otter Tail Corp.	0.4%
Taiwan Mobile Co. Ltd.	0.4%
CSG Systems International, Inc.	0.4%
The Bank of Nova Scotia	0.4%
Mega Financial Holding Co. Ltd.	0.4%
Costco Wholesale Corp.	0.4%
BCE, Inc.	0.4%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)
Communication Services (4.2%):
Activision Blizzard, Inc.	1,519	$101,059
Alphabet, Inc., Class A (a)	50	144,852
Altice USA, Inc., Class A (a)	4,332	70,092
Cable One, Inc.	63	111,097
Charter Communications, Inc., Class A (a)	182	118,659
Comcast Corp., Class A	2,661	133,928
Discovery, Inc., Class A (a) (b)	2,107	49,599
DISH Network Corp., Class A (a)	2,085	67,637
Electronic Arts, Inc.	1,075	141,792
Fox Corp., Class A	2,441	90,073
IAC/InterActiveCorp (a)	602	78,687
Liberty Broadband Corp., Class C (a)	755	121,630
Match Group, Inc. (a)	595	78,689
Meta Platforms, Inc., Class A (a)	324	108,977
Netflix, Inc. (a)	183	110,246
News Corp., Class A	5,493	122,549
Omnicom Group, Inc.	1,844	135,110
Pinterest, Inc., Class A (a)	1,111	40,385
Roku, Inc. (a)	173	39,479
Sirius XM Holdings, Inc. (b)	18,939	120,263
Take-Two Interactive Software, Inc. (a)	731	129,913
The Interpublic Group of Cos., Inc.	3,127	117,106
The Walt Disney Co. (a)	786	121,743
T-Mobile U.S., Inc. (a)	1,104	128,042
Twitter, Inc. (a)	1,222	52,815
Verizon Communications, Inc.	4,457	231,586
ViacomCBS, Inc., Class B	1,270	38,329
Warner Music Group Corp., Class A	2,649	114,384
Zillow Group, Inc., Class C (a) (b)	626	39,970
ZoomInfo Technologies, Inc. (a)	1,013	65,035
		3,023,726
Consumer Discretionary (10.1%):
Advance Auto Parts, Inc.	663	159,040
Amazon.com, Inc. (a)	42	140,042
Aptiv PLC (a)	678	111,836
AutoZone, Inc. (a)	104	218,025
Bath & Body Works, Inc.	1,131	78,933
Best Buy Co., Inc.	944	95,910
Booking Holdings, Inc. (a)	48	115,163
Burlington Stores, Inc. (a)	328	95,615
CarMax, Inc. (a)	797	103,793
Chewy, Inc., Class A (a) (b)	722	42,576
Chipotle Mexican Grill, Inc. (a)	64	111,888
D.R. Horton, Inc.	1,076	116,692
Darden Restaurants, Inc.	746	112,377
Deckers Outdoor Corp. (a)	241	88,281
Dick's Sporting Goods, Inc. (b)	577	66,349

See notes to financial statements.

5

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Dollar General Corp.	734	$173,099
Dollar Tree, Inc. (a)	1,394	195,885
Domino's Pizza, Inc.	252	142,211
eBay, Inc.	1,343	89,310
Etsy, Inc. (a)	272	59,552
Five Below, Inc. (a)	468	96,825
Floor & Decor Holdings, Inc., Class A (a)	720	93,607
Ford Motor Co.	6,591	136,895
Garmin Ltd.	1,054	143,523
General Motors Co. (a)	1,834	107,527
Genuine Parts Co.	1,242	174,128
Hasbro, Inc.	1,408	143,306
Lennar Corp., Class A	829	96,297
Levi Strauss & Co., Class A	3,585	89,733
LKQ Corp.	2,560	153,677
Lowe's Cos., Inc.	666	172,148
Marriott International, Inc., Class A (a)	853	140,950
McDonald's Corp.	942	252,522
Mohawk Industries, Inc. (a)	534	97,284
Newell Brands, Inc.	4,744	103,609
NIKE, Inc., Class B	731	121,836
NVR, Inc. (a)	26	153,631
O'Reilly Automotive, Inc. (a)	297	209,750
Penn National Gaming, Inc. (a)	697	36,139
Pool Corp.	276	156,216
PulteGroup, Inc.	1,871	106,946
RH (a)	116	62,169
Ross Stores, Inc.	970	110,852
Service Corp. International	2,356	167,252
Starbucks Corp.	1,398	163,524
Tapestry, Inc.	2,238	90,863
Target Corp. (c)	612	141,641
Tesla, Inc. (a)	86	90,883
The Home Depot, Inc.	549	227,841
The TJX Cos., Inc.	1,918	145,615
Tractor Supply Co.	684	163,202
Ulta Beauty, Inc. (a)	302	124,527
Vail Resorts, Inc.	408	133,783
VF Corp.	1,528	111,880
Wayfair, Inc., Class A (a) (b)	211	40,084
Whirlpool Corp.	541	126,951
Williams-Sonoma, Inc.	408	69,005
Yum! Brands, Inc.	1,394	193,571
		7,266,769
Consumer Staples (9.1%):
Albertsons Cos., Inc., Class A (b)	2,686	81,090
Altria Group, Inc.	3,254	154,207
Archer-Daniels-Midland Co.	2,838	191,820
Brown-Forman Corp., Class B	2,610	190,165
Bunge Ltd.	1,632	152,364

See notes to financial statements.

6

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Campbell Soup Co.	3,647	$158,499
Church & Dwight Co., Inc.	2,546	260,965
Colgate-Palmolive Co.	3,057	260,884
Conagra Brands, Inc.	5,101	174,199
Constellation Brands, Inc., Class A	794	199,270
Costco Wholesale Corp.	471	267,387
Darling Ingredients, Inc. (a)	1,058	73,309
General Mills, Inc.	3,213	216,492
Hormel Foods Corp. (b)	3,777	184,355
Kellogg Co.	2,853	183,790
Keurig Dr Pepper, Inc.	6,019	221,860
Kimberly-Clark Corp.	1,557	222,526
McCormick & Co., Inc.	2,554	246,742
Mondelez International, Inc., Class A	3,689	244,618
Monster Beverage Corp. (a)	1,725	165,669
PepsiCo, Inc.	1,534	266,471
Philip Morris International, Inc.	2,052	194,940
Sysco Corp.	1,690	132,750
The Clorox Co.	846	147,509
The Coca-Cola Co.	4,161	246,373
The Estee Lauder Cos., Inc.	394	145,859
The Hershey Co.	1,419	274,534
The J.M. Smucker Co.	1,316	178,739
The Kraft Heinz Co.	4,467	160,365
The Kroger Co.	2,705	122,428
The Procter & Gamble Co.	1,680	274,814
Tyson Foods, Inc., Class A	1,979	172,490
Walgreens Boots Alliance, Inc.	2,500	130,400
Walmart, Inc.	1,424	206,039
		6,503,922
Energy (1.8%):
Chevron Corp.	1,375	161,356
ConocoPhillips	1,702	122,850
Continental Resources, Inc. (b)	1,462	65,439
Devon Energy Corp.	2,241	98,716
EOG Resources, Inc.	1,119	99,401
Halliburton Co.	3,807	87,066
Kinder Morgan, Inc.	8,262	131,035
ONEOK, Inc.	2,066	121,398
Pioneer Natural Resources Co.	587	106,764
Schlumberger NV	2,979	89,221
Texas Pacific Land Corp.	51	63,693
The Williams Cos., Inc.	5,938	154,626
		1,301,565
Financials (15.5%):
Aflac, Inc.	3,063	178,849
Ally Financial, Inc.	2,140	101,885
American Express Co.	819	133,988
American Financial Group, Inc.	738	101,342

See notes to financial statements.

7

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
American International Group, Inc.	2,120	$120,543
Ameriprise Financial, Inc.	496	149,623
Aon PLC, Class A	521	156,592
Apollo Global Management, Inc.	2,105	152,465
Arch Capital Group Ltd. (a)	3,780	168,021
Ares Management Corp., Class A	1,701	138,240
Arthur J. Gallagher & Co.	1,291	219,044
Bank of America Corp.	3,264	145,215
Berkshire Hathaway, Inc., Class B (a)	771	230,529
BlackRock, Inc.	163	149,236
Blackstone, Inc.	1,197	154,880
Brown & Brown, Inc.	3,114	218,852
Capital One Financial Corp.	687	99,677
Cboe Global Markets, Inc.	978	127,531
Chubb Ltd.	780	150,782
Cincinnati Financial Corp.	1,099	125,209
Citigroup, Inc.	1,763	106,468
Citizens Financial Group, Inc.	2,373	112,124
CME Group, Inc.	766	175,000
CNA Financial Corp.	3,492	153,927
Discover Financial Services	830	95,915
East West Bancorp, Inc.	1,381	108,657
Everest Re Group Ltd.	555	152,026
FactSet Research Systems, Inc.	411	199,750
Fidelity National Financial, Inc.	2,778	144,956
Fifth Third Bancorp	2,811	122,419
First Republic Bank	658	135,884
Franklin Resources, Inc.	3,107	104,053
Huntington Bancshares, Inc.	6,908	106,521
Interactive Brokers Group, Inc.	1,876	148,992
Intercontinental Exchange, Inc.	1,739	237,843
Invesco Ltd.	3,752	86,371
JPMorgan Chase & Co.	995	157,558
KeyCorp	5,243	121,271
KKR & Co., Inc.	2,306	171,797
Lincoln National Corp.	1,373	93,721
Loews Corp.	2,829	163,403
LPL Financial Holdings, Inc.	776	124,230
M&T Bank Corp.	793	121,789
Markel Corp. (a)	122	150,548
MarketAxess Holdings, Inc.	229	94,181
Marsh & McLennan Cos., Inc.	1,340	232,919
MetLife, Inc.	2,148	134,229
Moody's Corp.	494	192,947
Morgan Stanley	1,257	123,387
Morningstar, Inc.	522	178,519
MSCI, Inc.	228	139,693
Nasdaq, Inc.	967	203,080
Northern Trust Corp.	1,160	138,748
Principal Financial Group, Inc.	1,860	134,534

See notes to financial statements.

8

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Prudential Financial, Inc.	1,287	$139,305
Raymond James Financial, Inc.	1,540	154,616
Regions Financial Corp.	5,228	113,970
S&P Global, Inc.	393	185,469
Signature Bank	337	109,009
State Street Corp.	1,216	113,088
SVB Financial Group (a)	163	110,553
Synchrony Financial	2,052	95,192
T. Rowe Price Group, Inc.	674	132,535
The Allstate Corp.	1,323	155,651
The Bank of New York Mellon Corp.	2,436	141,483
The Carlyle Group, Inc.	2,798	153,610
The Charles Schwab Corp.	1,577	132,626
The Goldman Sachs Group, Inc.	327	125,094
The Hartford Financial Services Group, Inc.	1,583	109,290
The PNC Financial Services Group, Inc.	685	137,356
The Progressive Corp.	1,734	177,995
The Travelers Cos., Inc.	1,016	158,933
Tradeweb Markets, Inc., Class A	1,711	171,340
Truist Financial Corp.	2,124	124,360
U.S. Bancorp	2,265	127,225
UWM Holdings Corp.	8,523	50,456
W.R. Berkley Corp.	2,322	191,310
Wells Fargo & Co.	2,221	106,564
		11,106,993
Health Care (13.8%):
Abbott Laboratories	1,279	180,006
AbbVie, Inc.	1,513	204,860
ABIOMED, Inc. (a)	288	103,441
Agilent Technologies, Inc.	1,059	169,069
Align Technology, Inc. (a)	128	84,119
Amgen, Inc.	753	169,402
Anthem, Inc.	403	186,807
Avantor, Inc. (a)	3,169	133,542
Baxter International, Inc.	2,697	231,510
Becton Dickinson & Co.	765	192,382
Biogen, Inc. (a)	193	46,305
BioMarin Pharmaceutical, Inc. (a)	1,506	133,055
Bio-Rad Laboratories, Inc., Class A (a)	172	129,958
Bio-Techne Corp.	208	107,607
Boston Scientific Corp. (a)	3,482	147,915
Bruker Corp.	1,608	134,927
Cardinal Health, Inc.	2,362	121,619
Catalent, Inc. (a)	929	118,940
Centene Corp. (a)	1,867	153,841
Cerner Corp.	2,780	258,179
Charles River Laboratories International, Inc. (a)	315	118,686
Cigna Corp.	626	143,748
CVS Health Corp.	1,932	199,305
Danaher Corp.	460	151,345

See notes to financial statements.

9

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	1,074	$122,178
DENTSPLY SIRONA, Inc.	1,970	109,906
Dexcom, Inc. (a)	185	99,336
Edwards Lifesciences Corp. (a)	1,361	176,318
Eli Lilly & Co.	421	116,289
Gilead Sciences, Inc. (c)	2,360	171,360
HCA Healthcare, Inc.	490	125,891
Henry Schein, Inc. (a)	1,742	135,057
Hologic, Inc. (a)	1,537	117,673
Horizon Therapeutics PLC (a)	759	81,790
Humana, Inc.	391	181,369
IDEXX Laboratories, Inc. (a)	195	128,400
Illumina, Inc. (a)	210	79,892
Incyte Corp. (a)	1,572	115,385
Intuitive Surgical, Inc. (a)	368	132,222
IQVIA Holdings, Inc. (a)	664	187,341
Johnson & Johnson (c)	1,366	233,682
Laboratory Corp. of America Holdings (a)	562	176,586
Masimo Corp. (a)	493	144,341
Medtronic PLC	1,400	144,830
Merck & Co., Inc.	2,640	202,330
Mettler-Toledo International, Inc. (a)	99	168,024
Moderna, Inc. (a)	122	30,986
Molina Healthcare, Inc. (a)	452	143,772
PerkinElmer, Inc.	650	130,689
Pfizer, Inc.	3,652	215,651
Quest Diagnostics, Inc.	1,132	195,847
Regeneron Pharmaceuticals, Inc. (a)	212	133,882
Repligen Corp. (a)	297	78,657
ResMed, Inc.	465	121,123
Seagen, Inc. (a)	565	87,349
STERIS PLC	772	187,913
Stryker Corp.	655	175,160
Teleflex, Inc.	338	111,026
The Cooper Cos., Inc.	359	150,399
Thermo Fisher Scientific, Inc.	261	174,150
UnitedHealth Group, Inc.	464	232,993
Universal Health Services, Inc., Class B	890	115,397
Veeva Systems, Inc., Class A (a)	305	77,921
Vertex Pharmaceuticals, Inc. (a)	682	149,767
Waters Corp. (a)	381	141,961
West Pharmaceutical Services, Inc.	360	168,844
Zimmer Biomet Holdings, Inc.	1,056	134,154
Zoetis, Inc.	848	206,937
		9,935,346
Industrials (16.6%):
3M Co.	978	173,722
AGCO Corp.	687	79,706
Allegion PLC	1,095	145,022
AMERCO, Inc.	196	142,341

See notes to financial statements.

10

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
AMETEK, Inc.	1,350	$198,504
AO Smith Corp.	1,859	159,595
Booz Allen Hamilton Holding Corp.	1,844	156,353
Builders FirstSource, Inc. (a)	1,631	139,793
C.H. Robinson Worldwide, Inc.	1,695	182,433
Carlisle Cos., Inc.	770	191,052
Carrier Global Corp.	2,214	120,087
Caterpillar, Inc.	657	135,828
Cintas Corp.	362	160,427
Copart, Inc. (a)	1,021	154,804
CoStar Group, Inc. (a) (c)	1,461	115,463
CSX Corp.	4,816	181,082
Cummins, Inc.	626	136,556
Deere & Co.	318	109,039
Dover Corp.	1,003	182,145
Eaton Corp. PLC	984	170,055
Emerson Electric Co.	1,578	146,707
Equifax, Inc.	451	132,048
Expeditors International of Washington, Inc.	1,416	190,155
Fastenal Co.	3,138	201,020
FedEx Corp.	496	128,285
Fortive Corp.	2,162	164,939
Fortune Brands Home & Security, Inc.	1,328	141,963
Generac Holdings, Inc. (a)	174	61,234
General Dynamics Corp.	975	203,258
Graco, Inc.	2,198	177,203
HEICO Corp.	1,050	151,431
Honeywell International, Inc.	779	162,429
Howmet Aerospace, Inc.	3,293	104,816
Hubbell, Inc.	714	148,705
IDEX Corp.	811	191,655
Illinois Tool Works, Inc.	939	231,745
Ingersoll Rand, Inc. (c)	2,339	144,714
J.B. Hunt Transport Services, Inc.	774	158,206
Jacobs Engineering Group, Inc.	1,062	147,862
Johnson Controls International PLC	2,244	182,460
L3Harris Technologies, Inc.	777	165,687
Leidos Holdings, Inc.	1,350	120,015
Lennox International, Inc.	423	137,204
Lockheed Martin Corp.	574	204,005
Masco Corp.	2,621	184,047
Nordson Corp.	661	168,733
Norfolk Southern Corp. (b)	614	182,794
Northrop Grumman Corp.	527	203,986
Old Dominion Freight Line, Inc.	500	179,190
Otis Worldwide Corp.	1,882	163,866
PACCAR, Inc.	1,722	151,984
Parker-Hannifin Corp.	469	149,198
Quanta Services, Inc.	1,138	130,483
Raytheon Technologies Corp.	1,752	150,777

See notes to financial statements.

11

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Republic Services, Inc. (c)	1,736	$242,085
Robert Half International, Inc.	1,388	154,790
Rockwell Automation, Inc.	492	171,634
Rollins, Inc.	3,580	122,472
Roper Technologies, Inc.	378	185,923
Snap-on, Inc.	614	132,243
Stanley Black & Decker, Inc.	817	154,102
Textron, Inc.	1,606	123,983
The Toro Co.	1,537	153,562
Trane Technologies PLC	758	153,139
TransDigm Group, Inc. (a)	202	128,529
TransUnion	1,201	142,415
Trex Co., Inc. (a)	921	124,363
Union Pacific Corp.	772	194,490
United Parcel Service, Inc., Class B	726	155,611
United Rentals, Inc. (a)	271	90,051
Verisk Analytics, Inc.	733	167,659
W.W. Grainger, Inc.	368	190,712
Waste Management, Inc.	1,451	242,172
Watsco, Inc.	508	158,943
Westinghouse Air Brake Technologies Corp.	1,389	127,941
Xylem, Inc.	1,228	147,262
		11,960,892
Information Technology (15.2%):
Accenture PLC, Class A	549	227,588
Adobe, Inc. (a)	221	125,320
Advanced Micro Devices, Inc. (a)	811	116,703
Akamai Technologies, Inc. (a)	1,171	137,054
Amphenol Corp., Class A	2,250	196,785
Analog Devices, Inc.	768	134,991
ANSYS, Inc. (a)	296	118,732
Apple, Inc.	875	155,374
Applied Materials, Inc.	577	90,797
Arista Networks, Inc. (a) (b)	1,520	218,500
Autodesk, Inc. (a)	366	102,916
Automatic Data Processing, Inc.	870	214,525
Black Knight, Inc. (a)	2,102	174,235
Block, Inc. (a)	251	40,539
Broadcom, Inc.	245	163,025
Broadridge Financial Solutions, Inc.	1,046	191,230
Cadence Design Systems, Inc. (a)	661	123,177
CDW Corp.	754	154,404
Cisco Systems, Inc.	3,345	211,973
Citrix Systems, Inc.	1,114	105,373
Cognex Corp.	1,385	107,698
Cognizant Technology Solutions Corp., Class A	1,955	173,448
Corning, Inc.	3,346	124,572
Dell Technologies, Inc., Class C (a)	2,717	152,614
Dynatrace, Inc. (a)	1,142	68,920
Enphase Energy, Inc. (a)	296	54,150

See notes to financial statements.

12

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Entegris, Inc.	740	$102,549
EPAM Systems, Inc. (a)	199	133,022
F5, Inc. (a)	649	158,817
Fair Isaac Corp. (a)	251	108,851
Fidelity National Information Services, Inc.	1,065	116,245
Fiserv, Inc. (a)	1,378	143,023
FleetCor Technologies, Inc. (a)	541	121,097
Fortinet, Inc. (a)	356	127,946
Gartner, Inc. (a)	369	123,364
Global Payments, Inc.	774	104,629
GoDaddy, Inc., Class A (a)	1,484	125,932
Hewlett Packard Enterprise Co.	8,350	131,680
HP, Inc.	4,121	155,238
Intel Corp.	1,947	100,270
International Business Machines Corp.	1,104	147,561
Intuit, Inc.	241	155,016
Jack Henry & Associates, Inc.	898	149,957
Keysight Technologies, Inc. (a)	869	179,457
KLA Corp.	242	104,087
Kyndryl Holdings, Inc. (a)	221	4,000
Lam Research Corp.	129	92,770
Mastercard, Inc., Class A	401	144,087
Microchip Technology, Inc.	1,177	102,470
Micron Technology, Inc.	1,161	108,147
Microsoft Corp. (c)	575	193,384
Monolithic Power Systems, Inc.	170	83,866
Motorola Solutions, Inc.	746	202,688
NetApp, Inc.	1,256	115,539
NortonLifeLock, Inc.	4,417	114,754
NVIDIA Corp.	390	114,703
NXP Semiconductors NV	419	95,440
ON Semiconductor Corp. (a)	1,787	121,373
Oracle Corp.	1,628	141,978
Paychex, Inc.	1,650	225,225
Paycom Software, Inc. (a)	184	76,395
Paylocity Holding Corp. (a)	328	77,460
PayPal Holdings, Inc. (a)	341	64,306
PTC, Inc. (a)	668	80,928
Qorvo, Inc. (a)	500	78,195
QUALCOMM, Inc.	760	138,981
salesforce.com, Inc. (a)	542	137,738
Seagate Technology Holdings PLC	999	112,867
ServiceNow, Inc. (a) (c)	160	103,858
Skyworks Solutions, Inc.	494	76,639
SS&C Technologies Holdings, Inc.	2,195	179,946
Synopsys, Inc. (a)	344	126,764
TE Connectivity Ltd.	982	158,436
Teledyne Technologies, Inc. (a)	284	124,077
Teradyne, Inc.	653	106,785
Texas Instruments, Inc.	657	123,825

See notes to financial statements.

13

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
The Trade Desk, Inc., Class A (a)	672	$61,582
Trimble, Inc. (a)	1,299	113,260
Tyler Technologies, Inc. (a)	253	136,101
Ubiquiti, Inc.	233	71,461
VeriSign, Inc. (a)	831	210,924
Visa, Inc., Class A	726	157,331
VMware, Inc., Class A	1,091	126,425
Western Digital Corp. (a)	1,190	77,600
Zebra Technologies Corp. (a)	224	133,325
Zoom Video Communications, Inc., Class A (a)	230	42,299
		10,931,316
Materials (5.3%):
Air Products & Chemicals, Inc.	592	180,122
Albemarle Corp.	322	75,274
Avery Dennison Corp.	653	141,420
Ball Corp.	1,600	154,032
Celanese Corp.	856	143,859
Cleveland-Cliffs, Inc. (a) (b)	2,146	46,718
Corteva, Inc.	2,912	137,679
Crown Holdings, Inc.	1,266	140,045
Dow, Inc.	1,867	105,896
DuPont de Nemours, Inc.	1,613	130,298
Eastman Chemical Co.	1,133	136,991
Ecolab, Inc.	775	181,807
FMC Corp.	1,408	154,725
Freeport-McMoRan, Inc.	1,825	76,157
International Flavors & Fragrances, Inc.	748	112,686
International Paper Co.	2,363	111,014
LyondellBasell Industries NV, Class A	1,124	103,667
Martin Marietta Materials, Inc.	330	145,372
Newmont Corp.	2,195	136,134
Nucor Corp.	743	84,814
Packaging Corp. of America	1,125	153,169
Pegasystems, Inc.	790	88,338
PPG Industries, Inc.	927	159,852
RPM International, Inc.	2,137	215,837
Steel Dynamics, Inc.	1,292	80,195
Sylvamo Corp. (a)	215	5,996
The Mosaic Co.	2,509	98,579
The Sherwin-Williams Co.	649	228,552
Vulcan Materials Co.	704	146,136
Westlake Chemical Corp.	1,225	118,984
		3,794,348
Real Estate (0.4%):
CBRE Group, Inc., Class A (a)	1,354	146,923
Jones Lang LaSalle, Inc. (a)	471	126,859
		273,782

See notes to financial statements.

14

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (7.2%):
Alliant Energy Corp.	3,117	$191,602
Ameren Corp.	2,230	198,492
American Electric Power Co., Inc. (c)	2,297	204,364
American Water Works Co., Inc.	911	172,051
Atmos Energy Corp.	1,789	187,434
Avangrid, Inc. (b)	3,428	170,989
CenterPoint Energy, Inc.	6,016	167,907
CMS Energy Corp.	3,021	196,516
Consolidated Edison, Inc. (c)	2,760	235,483
Dominion Energy, Inc.	2,590	203,470
DTE Energy Co.	1,671	199,751
Duke Energy Corp. (c)	2,055	215,569
Edison International	2,831	193,216
Entergy Corp.	1,558	175,509
Essential Utilities, Inc.	3,382	181,580
Evergy, Inc. (c)	2,714	186,208
Eversource Energy (c)	1,878	170,860
Exelon Corp.	3,719	214,809
FirstEnergy Corp.	4,393	182,705
NextEra Energy, Inc. (c)	1,811	169,075
NRG Energy, Inc.	1,901	81,895
PG&E Corp. (a)	11,548	140,193
PPL Corp.	6,590	198,095
Public Service Enterprise Group, Inc.	2,835	189,180
Sempra Energy	1,334	176,462
The Southern Co. (c)	3,202	219,593
WEC Energy Group, Inc. (c)	1,916	185,986
Xcel Energy, Inc. (c)	2,723	184,347
		5,193,341
Total Common Stocks (Cost $45,384,448)		71,292,000
Investment Companies (0.6%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% (d)	437,647	437,647
Total Investment Companies (Cost $437,647)		437,647
Collateral for Securities Loaned^ (1.8%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (d)	30,933	30,933
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	607,520	607,520
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	15,437	15,437
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	123,089	123,089
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	553,432	553,432
Total Collateral for Securities Loaned (Cost $1,330,411)		1,330,411
Total Investments (Cost $47,152,506) — 101.6%		73,060,058
Liabilities in excess of other assets — (1.6)%		(1,129,776)
NET ASSETS — 100.00%		$71,930,282

See notes to financial statements.

15

Victory Portfolios II Victory US 500 Enhanced Volatility Wtd Index Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	3/18/22	$697,987	$713,775	$15,788
Total unrealized appreciation					$15,788
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$15,788

See notes to financial statements.

16

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (83.9%)
Australia (0.8%):
Communication Services (0.3%):
Telstra Corp. Ltd.	1,559,187	$4,737,701
Financials (0.2%):
Suncorp Group Ltd.	367,732	2,960,031
Materials (0.3%):
BHP Group Ltd. (a)	79,417	2,397,242
Fortescue Metals Group Ltd.	130,186	1,829,615
Rio Tinto Ltd.	30,451	2,221,619
		6,448,476
		14,146,208
Austria (0.2%):
Energy (0.2%):
OMV AG	49,728	2,811,997
Bermuda (0.3%):
Financials (0.3%):
Everest Re Group Ltd.	14,403	3,945,270
Invesco Ltd.	97,376	2,241,595
		6,186,865
Brazil (1.8%):
Communication Services (0.2%):
TIM SA	1,637,700	3,879,909
Consumer Discretionary (0.1%):
Vibra Energia SA	517,955	1,986,328
Consumer Staples (0.2%):
JBS SA	545,400	3,721,959
Energy (0.1%):
Petroleo Brasileiro SA, Preference Shares	398,300	2,023,786
Financials (0.5%):
B3 SA — Brasil Bolsa Balcao	1,100,200	2,191,315
Banco do Brasil SA	557,500	2,881,896
BB Seguridade Participacoes SA	1,181,100	4,372,775
		9,445,986
Materials (0.2%):
Cia Siderurgica Nacional SA	290,600	1,301,784
Vale SA	158,100	2,203,252
		3,505,036

See notes to financial statements.

17

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (0.5%):
Centrais Eletricas Brasileiras SA	333,000	$2,030,315
CPFL Energia SA	590,900	2,846,793
Engie Brasil Energia SA	616,800	4,250,883
		9,127,991
		33,690,995
Canada (3.4%):
Communication Services (0.7%):
BCE, Inc. (a) (b)	133,104	6,925,659
TELUS Corp. (a) (b)	283,229	6,670,930
		13,596,589
Energy (0.8%):
Canadian Natural Resources Ltd.	70,923	2,997,181
Enbridge, Inc.	120,600	4,711,295
Suncor Energy, Inc.	118,081	2,954,826
TC Energy Corp.	83,499	3,883,812
		14,547,114
Financials (1.0%):
Great-West Lifeco, Inc. (a)	208,137	6,246,743
Manulife Financial Corp.	216,335	4,123,843
The Bank of Nova Scotia	100,429	7,110,545
		17,481,131
Utilities (0.9%):
Emera, Inc.	170,846	8,539,599
Fortis, Inc. (a)	172,799	8,338,016
		16,877,615
		62,502,449
China (3.7%):
Energy (0.3%):
China Shenhua Energy Co. Ltd., Class H	1,402,500	3,282,353
PetroChina Co. Ltd., Class H	6,194,000	2,743,385
		6,025,738
Financials (2.9%):
Agricultural Bank of China Ltd., Class H (b)	12,836,000	4,416,204
Bank of China Ltd., Class H (b)	15,993,000	5,753,928
Bank of Communications Co. Ltd., Class H	8,035,000	4,857,413
China CITIC Bank Corp. Ltd., Class H	9,380,000	4,068,900
China Construction Bank Corp., Class H (b)	6,241,000	4,324,820
China Everbright Bank Co. Ltd., Class H	9,972,000	3,531,207
China Galaxy Securities Co. Ltd., Class H	6,035,500	3,469,133
China Merchants Securities Co. Ltd., Class H (a) (c)	1,838,600	2,816,481
China Minsheng Banking Corp. Ltd., Class H	9,018,000	3,448,325
China Pacific Insurance Group Co. Ltd., Class H	777,800	2,113,256
Guotai Junan Securities Co. Ltd., Class H (c)	2,756,400	4,280,375
Industrial & Commercial Bank of China Ltd., Class H	7,926,000	4,471,068

See notes to financial statements.

18

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
New China Life Insurance Co. Ltd., Class H	1,122,500	$3,003,473
Postal Savings Bank of China Co. Ltd., Class H (c)	3,841,000	2,697,419
		53,252,002
Industrials (0.1%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	1,938,400	1,221,092
Information Technology (0.2%):
China Railway Signal & Communication Corp. Ltd., Class H (c)	8,782,000	3,209,545
Materials (0.1%):
Anhui Conch Cement Co. Ltd., Class H	598,500	2,993,651
Real Estate (0.1%):
Sunac China Holdings Ltd.	964,000	1,458,323
		68,160,351
Colombia (0.1%):
Utilities (0.1%):
Interconexion Electrica SA ESP	478,224	2,631,976
Denmark (0.2%):
Financials (0.2%):
Tryg A/S	157,630	3,890,441
Finland (0.4%):
Materials (0.2%):
UPM-Kymmene Oyj	88,861	3,380,726
Utilities (0.2%):
Fortum Oyj	122,041	3,742,705
		7,123,431
France (1.6%):
Communication Services (0.4%):
Orange SA	406,060	4,337,206
Publicis Groupe SA	50,601	3,408,880
		7,746,086
Energy (0.2%):
TotalEnergies SE	76,047	3,870,452
Financials (0.6%):
AXA SA	134,317	3,997,344
CNP Assurances	158,026	3,908,436
Credit Agricole SA	206,574	2,944,918
		10,850,698
Health Care (0.2%):
Sanofi	45,753	4,590,615
Industrials (0.2%):
Bouygues SA	89,842	3,215,689
		30,273,540

See notes to financial statements.

19

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Germany (0.9%):
Financials (0.2%):
Allianz SE, Registered Shares	15,569	$3,671,747
Materials (0.4%):
BASF SE	47,858	3,358,621
Evonik Industries AG	135,046	4,362,324
		7,720,945
Utilities (0.3%):
E.ON SE	332,190	4,616,166
		16,008,858
Hong Kong (1.9%):
Industrials (0.3%):
CK Hutchison Holdings Ltd.	451,000	2,903,823
SITC International Holdings Co. Ltd.	335,000	1,211,629
Xinyi Glass Holdings Ltd.	334,000	836,638
		4,952,090
Materials (0.1%):
China Resources Cement Holdings Ltd.	3,594,000	2,718,344
Real Estate (0.7%):
CK Asset Holdings Ltd.	488,500	3,081,540
Henderson Land Development Co. Ltd.	855,000	3,647,184
New World Development Co. Ltd.	755,000	2,989,349
Sun Hung Kai Properties Ltd.	264,500	3,209,612
		12,927,685
Utilities (0.8%):
CK Infrastructure Holdings Ltd.	646,500	4,119,122
CLP Holdings Ltd.	606,000	6,123,688
Power Assets Holdings Ltd. (b)	761,500	4,746,833
		14,989,643
		35,587,762
Hungary (0.2%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC	474,320	3,684,303
India (1.7%):
Communication Services (0.2%):
Indus Towers Ltd.	984,871	3,284,169
Consumer Discretionary (0.2%):
Bajaj Auto Ltd.	73,499	3,203,421
Consumer Staples (0.2%):
ITC Ltd.	1,452,408	4,249,945
See notes to financial statements.

20

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Energy (0.4%):
Bharat Petroleum Corp. Ltd.	587,178	$3,036,169
Hindustan Petroleum Corp. Ltd.	899,397	3,528,146
		6,564,315
Materials (0.3%):
Ambuja Cements Ltd.	581,028	2,941,269
Vedanta Ltd.	550,669	2,518,710
		5,459,979
Utilities (0.4%):
NTPC Ltd.	2,306,395	3,848,460
Power Grid Corp. of India Ltd.	1,345,588	3,692,842
		7,541,302
		30,303,131
Indonesia (0.4%):
Communication Services (0.2%):
PT Telkom Indonesia Persero Tbk	13,180,300	3,762,346
Consumer Staples (0.2%):
PT Indofood Sukses Makmur Tbk	8,715,800	3,870,742
		7,633,088
Ireland (0.3%):
Information Technology (0.1%):
Seagate Technology Holdings PLC	25,926	2,929,119
Materials (0.2%):
Smurfit Kappa Group PLC	56,446	3,110,815
		6,039,934
Italy (0.9%):
Financials (0.2%):
Poste Italiane SpA (c)	264,050	3,458,808
Utilities (0.7%):
Enel SpA	381,297	3,048,602
Snam SpA	833,438	5,019,481
Terna — Rete Elettrica Nazionale	546,164	4,417,863
		12,485,946
		15,944,754
Japan (2.9%):
Communication Services (0.9%):
KDDI Corp.	126,200	3,691,200
Nintendo Co. Ltd. (b)	5,600	2,620,457
Nippon Telegraph & Telephone Corp.	154,100	4,215,101
Softbank Corp.	412,700	5,213,545
		15,740,303
Consumer Discretionary (0.2%):
Sekisui House Ltd.	169,900	3,656,162

See notes to financial statements.

21

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (0.2%):
Japan Tobacco, Inc. (a)	216,900	$4,380,396
Energy (0.2%):
ENEOS Holdings, Inc.	804,000	3,004,115
Financials (0.7%):
Mizuho Financial Group, Inc.	265,400	3,371,499
Nomura Holdings, Inc.	512,100	2,230,917
Sumitomo Mitsui Financial Group, Inc.	95,200	3,251,389
Tokio Marine Holdings, Inc.	70,500	3,925,392
		12,779,197
Health Care (0.2%):
Takeda Pharmaceutical Co. Ltd.	118,300	3,231,135
Industrials (0.5%):
Marubeni Corp.	305,600	2,977,978
Mitsubishi Corp.	116,500	3,699,881
Mitsui & Co. Ltd.	121,200	2,872,682
		9,550,541
		52,341,849
Korea, Republic Of (0.6%):
Communication Services (0.1%):
SK Telecom Co. Ltd.	30,077	1,461,819
Financials (0.3%):
KB Financial Group, Inc.	54,468	2,519,153
Shinhan Financial Group Co. Ltd.	90,036	2,782,378
		5,301,531
Information Technology (0.0%): (d)
SK Square Co. Ltd. (e)	19,442	1,086,109
Materials (0.1%):
POSCO	7,335	1,701,105
Utilities (0.1%):
Korea Electric Power Corp.	121,831	2,262,406
		11,812,970
Luxembourg (0.2%):
Materials (0.2%):
Orion Engineered Carbons SA (e)	182,499	3,350,682
Malaysia (0.9%):
Health Care (0.2%):
Hartalega Holdings Bhd	1,138,500	1,567,148
Top Glove Corp. Bhd	2,082,000	1,294,921
		2,862,069

See notes to financial statements.

22

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (0.4%):
MISC Bhd	2,510,300	$4,246,058
Sime Darby Bhd	6,571,700	3,664,158
		7,910,216
Utilities (0.3%):
Tenaga Nasional Bhd	2,240,700	5,025,138
		15,797,423
Mexico (0.6%):
Consumer Staples (0.5%):
Arca Continental SAB de CV	782,956	4,992,033
Kimberly-Clark de Mexico SAB de CV, Class A	2,430,569	3,681,907
		8,673,940
Materials (0.1%):
Grupo Mexico SAB de CV, Class B	537,271	2,343,470
		11,017,410
Netherlands (0.7%):
Communication Services (0.2%):
Koninklijke KPN NV	1,082,234	3,355,293
Consumer Staples (0.2%):
X5 Retail Group NV, GDR	121,076	3,206,048
Financials (0.2%):
NN Group NV	75,943	4,106,640
Materials (0.1%):
LyondellBasell Industries NV, Class A	29,169	2,690,257
		13,358,238
Norway (0.7%):
Communication Services (0.3%):
Telenor ASA	294,462	4,630,586
Financials (0.2%):
DNB Bank ASA	171,406	3,922,322
Materials (0.2%):
Yara International ASA	72,928	3,678,422
		12,231,330
Peru (0.2%):
Financials (0.2%):
Credicorp Ltd.	23,025	2,810,662
Philippines (0.6%):
Communication Services (0.4%):
Globe Telecom, Inc.	53,685	3,500,931
PLDT, Inc.	111,635	3,967,841
		7,468,772

See notes to financial statements.

23

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (0.2%):
Manila Electric Co.	756,000	$4,376,195
		11,844,967
Poland (0.2%):
Energy (0.2%):
Polski Koncern Naftowy ORLEN SA	175,585	3,238,178
Portugal (0.2%):
Utilities (0.2%):
EDP — Energias de Portugal SA	550,051	3,021,319
Russian Federation (2.8%):
Communication Services (0.7%):
Mobile TeleSystems PJSC	1,616,610	6,436,919
Rostelecom PJSC (b)	4,684,670	5,442,511
		11,879,430
Consumer Staples (0.3%):
Magnit PJSC	64,672	4,685,062
Energy (0.2%):
Tatneft PJSC	574,124	3,821,660
Financials (0.2%):
Moscow Exchange MICEX-RTS PJSC	1,807,050	3,681,309
Materials (0.9%):
Magnitogorsk Iron & Steel Works PJSC	3,242,300	2,994,273
MMC Norilsk Nickel PJSC	10,324	3,146,465
Novolipetsk Steel PJSC	1,024,720	2,969,313
Polyus PJSC	23,871	4,175,096
Severstal PAO	155,364	3,320,738
		16,605,885
Utilities (0.5%):
Inter RAO UES PJSC	88,989,500	5,058,715
RusHydro PJSC	481,760,000	4,756,884
		9,815,599
		50,488,945
South Africa (1.1%):
Communication Services (0.2%):
Vodacom Group Ltd.	473,033	3,995,503
Energy (0.1%):
Exxaro Resources Ltd.	231,545	2,222,528
Financials (0.2%):
Sanlam Ltd.	995,531	3,712,512
Materials (0.6%):
African Rainbow Minerals Ltd.	144,775	2,100,322
Anglo American Platinum Ltd.	20,702	2,362,783
Impala Platinum Holdings Ltd.	144,647	2,041,855

See notes to financial statements.

24

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Kumba Iron Ore Ltd.	53,867	$1,554,512
Sibanye Stillwater Ltd.	542,160	1,686,872
		9,746,344
		19,676,887
Spain (0.5%):
Communication Services (0.1%):
Telefonica SA (a)	571,259	2,476,870
Energy (0.2%):
Repsol SA	218,559	2,588,184
Utilities (0.2%):
Endesa SA	145,902	3,358,563
		8,423,617
Switzerland (1.4%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	8,669	4,892,002
Financials (0.7%):
Swiss Life Holding AG	7,775	4,751,911
Swiss Re AG	41,127	4,061,128
Zurich Insurance Group AG	10,193	4,466,810
		13,279,849
Health Care (0.2%):
Novartis AG, Registered Shares	55,374	4,867,428
Materials (0.2%):
Holcim Ltd.	68,405	3,480,161
		26,519,440
Taiwan (4.1%):
Communication Services (0.9%):
Far EasTone Telecommunications Co. Ltd.	3,652,000	8,522,854
Taiwan Mobile Co. Ltd.	2,129,000	7,691,724
		16,214,578
Financials (0.9%):
Mega Financial Holding Co. Ltd.	5,490,000	7,053,187
SinoPac Financial Holdings Co. Ltd.	10,343,000	6,034,126
Yuanta Financial Holding Co. Ltd.	4,318,000	3,945,634
		17,032,947
Industrials (0.2%):
Far Eastern New Century Corp.	3,488,000	3,689,980
Information Technology (1.6%):
Asustek Computer, Inc.	278,000	3,775,344
Catcher Technology Co. Ltd.	672,000	3,800,316
Compal Electronics, Inc. (b)	4,533,000	3,964,194
Lite-On Technology Corp.	1,561,000	3,595,887
MediaTek, Inc.	71,000	3,047,678

See notes to financial statements.

25

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Micro-Star International Co. Ltd.	524,000	$3,036,087
Pegatron Corp.	1,718,000	4,288,129
Quanta Computer, Inc. (b)	1,417,000	4,841,126
		30,348,761
Materials (0.5%):
Asia Cement Corp.	2,848,000	4,555,119
Taiwan Cement Corp. (b)	2,382,000	4,129,844
		8,684,963
		75,971,229
Thailand (0.4%):
Energy (0.2%):
PTT Exploration & Production PCL	1,110,100	3,914,290
Materials (0.2%):
The Siam Cement PCL	369,300	4,270,295
		8,184,585
Turkey (0.3%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri A/S (a)	1,968,823	2,749,779
Materials (0.1%):
Eregli Demir ve Celik Fabrikalari TAS	1,209,605	2,583,111
		5,332,890
United Kingdom (3.2%):
Consumer Discretionary (0.1%):
Persimmon PLC	64,847	2,512,959
Consumer Staples (0.8%):
British American Tobacco PLC	93,915	3,486,603
Imperial Brands PLC	154,936	3,394,785
Tesco PLC	1,165,486	4,587,788
Unilever PLC	72,951	3,912,865
		15,382,041
Energy (0.3%):
BP PLC	567,203	2,540,969
Royal Dutch Shell PLC, Class A	134,968	2,957,216
		5,498,185
Financials (0.5%):
Admiral Group PLC	78,515	3,360,192
Aviva PLC	627,090	3,494,885
Legal & General Group PLC	739,069	2,984,046
		9,839,123
Health Care (0.3%):
GlaxoSmithKline PLC (b)	213,361	4,644,628
Industrials (0.2%):
BAE Systems PLC	515,785	3,845,624

See notes to financial statements.

26

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Materials (0.5%):
Anglo American PLC	44,208	$1,818,049
BHP Group PLC	81,439	2,422,762
Evraz PLC (b)	277,775	2,270,632
Rio Tinto PLC	31,846	2,099,751
		8,611,194
Utilities (0.5%):
National Grid PLC	351,122	5,062,026
SSE PLC	141,769	3,168,706
		8,230,732
		58,564,486
United States (43.5%):
Communication Services (0.9%):
Omnicom Group, Inc.	47,862	3,506,848
Telephone & Data Systems, Inc.	182,552	3,678,423
The Interpublic Group of Cos., Inc.	81,153	3,039,180
Verizon Communications, Inc.	115,649	6,009,122
		16,233,573
Consumer Discretionary (3.5%):
Big 5 Sporting Goods Corp. (a)	57,171	1,086,821
Big Lots, Inc.	49,836	2,245,112
Ethan Allen Interiors, Inc. (a)	134,787	3,543,550
Franchise Group, Inc. (a)	107,115	5,587,118
Genuine Parts Co.	32,237	4,519,627
Guess?, Inc.	103,590	2,453,011
Hasbro, Inc.	36,533	3,718,329
Haverty Furniture Cos., Inc. (a)	80,727	2,467,824
Jack in the Box, Inc.	40,321	3,527,281
La-Z-Boy, Inc.	106,747	3,875,984
Monro, Inc.	64,049	3,732,135
Newell Brands, Inc.	123,106	2,688,635
Oxford Industries, Inc.	35,481	3,602,031
Standard Motor Products, Inc.	97,343	5,099,800
Strategic Education, Inc.	45,984	2,659,715
Sturm Ruger & Co., Inc. (a) (b)	48,878	3,324,681
The Buckle, Inc. (a)	81,747	3,458,716
VF Corp.	39,639	2,902,368
Whirlpool Corp.	14,039	3,294,392
		63,787,130
Consumer Staples (6.5%):
Altria Group, Inc.	84,443	4,001,754
Archer-Daniels-Midland Co.	73,640	4,977,328
B&G Foods, Inc. (a)	94,753	2,911,760
Bunge Ltd.	42,349	3,953,703
Calavo Growers, Inc.	88,022	3,732,133
Campbell Soup Co.	94,640	4,113,054
Conagra Brands, Inc.	132,380	4,520,777

See notes to financial statements.

27

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Costco Wholesale Corp.	12,211	$6,932,185
Energizer Holdings, Inc.	125,653	5,038,685
General Mills, Inc.	83,382	5,618,279
Kellogg Co.	74,032	4,769,141
Kimberly-Clark Corp.	40,405	5,774,683
Medifast, Inc.	12,298	2,575,570
Nu Skin Enterprises, Inc., Class A (a)	72,536	3,681,202
PepsiCo, Inc.	39,813	6,915,916
Philip Morris International, Inc.	53,246	5,058,370
SpartanNash Co.	196,525	5,062,484
The Andersons, Inc.	101,853	3,942,730
The Clorox Co.	21,959	3,828,771
The Coca-Cola Co.	107,988	6,393,969
The J.M. Smucker Co.	34,154	4,638,796
The Kraft Heinz Co.	115,913	4,161,277
Universal Corp.	96,121	5,278,965
Vector Group Ltd.	239,329	2,747,497
Walgreens Boots Alliance, Inc.	64,887	3,384,506
Weis Markets, Inc. (a) (b)	75,147	4,950,684
		118,964,219
Energy (1.4%):
Altus Midstream Co., Class A	42,168	2,585,320
Archrock, Inc.	452,913	3,387,789
Chevron Corp.	35,693	4,188,574
ConocoPhillips	44,160	3,187,469
Devon Energy Corp.	58,145	2,561,287
Kinder Morgan, Inc.	214,407	3,400,495
ONEOK, Inc.	53,599	3,149,477
The Williams Cos., Inc.	154,085	4,012,374
		26,472,785
Financials (9.8%):
American Financial Group, Inc.	19,119	2,625,421
American International Group, Inc.	55,010	3,127,869
Apollo Global Management, Inc. (a)	54,612	3,955,547
Blackstone, Inc.	31,062	4,019,112
Brookline Bancorp, Inc.	300,718	4,868,624
Citigroup, Inc.	45,744	2,762,480
Citizens Financial Group, Inc.	61,585	2,909,891
CME Group, Inc.	19,869	4,539,272
CNA Financial Corp.	90,622	3,994,618
Columbia Banking System, Inc.	104,434	3,417,080
CVB Financial Corp.	218,311	4,674,039
Federal Agricultural Mortgage Corp., Class C	44,444	5,507,945
Fidelity National Financial, Inc.	72,101	3,762,230
Fifth Third Bancorp	72,937	3,176,406
First Busey Corp.	182,250	4,942,620
First Commonwealth Financial Corp.	298,930	4,809,784
First Financial Bancorp	153,408	3,740,087
First Interstate BancSystem, Inc., Class A	101,608	4,132,397

See notes to financial statements.

28

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Franklin Resources, Inc.	80,630	$2,700,299
Fulton Financial Corp.	256,900	4,367,300
Heritage Financial Corp.	162,485	3,971,133
Hope Bancorp, Inc.	267,779	3,939,029
Huntington Bancshares, Inc.	179,275	2,764,421
KeyCorp	136,059	3,147,045
Lincoln National Corp.	35,634	2,432,377
M&T Bank Corp.	20,590	3,162,212
MetLife, Inc.	55,732	3,482,693
Northern Trust Corp.	30,101	3,600,381
Northwest Bancshares, Inc. (b)	416,550	5,898,348
OceanFirst Financial Corp.	191,405	4,249,191
Old National Bancorp	294,582	5,337,826
Park National Corp. (a)	36,465	5,007,009
Premier Financial Corp.	125,976	3,893,918
Principal Financial Group, Inc.	48,276	3,491,803
Provident Financial Services, Inc.	189,845	4,598,046
Prudential Financial, Inc.	33,393	3,614,458
Regions Financial Corp.	135,653	2,957,235
S&T Bancorp, Inc.	127,721	4,025,766
Safety Insurance Group, Inc. (b)	68,353	5,812,056
Sculptor Capital Management, Inc.	105,547	2,253,428
Southside Bancshares, Inc. (b)	122,233	5,111,784
The PNC Financial Services Group, Inc.	17,770	3,563,240
Truist Financial Corp.	55,121	3,227,335
U.S. Bancorp	58,783	3,301,841
UWM Holdings Corp. (a)	221,187	1,309,427
Washington Trust Bancorp, Inc.	80,642	4,545,790
WesBanco, Inc.	114,490	4,006,005
		180,736,818
Health Care (2.4%):
AbbVie, Inc.	39,265	5,316,481
Amgen, Inc.	19,544	4,396,814
Cardinal Health, Inc.	61,297	3,156,182
Gilead Sciences, Inc. (b)	61,244	4,446,927
Johnson & Johnson (b)	35,453	6,064,945
Merck & Co., Inc.	68,510	5,250,606
National HealthCare Corp. (b)	55,730	3,786,296
Patterson Cos., Inc. (b)	124,877	3,665,140
Pfizer, Inc.	94,757	5,595,401
Phibro Animal Health Corp., Class A	159,305	3,253,008
		44,931,800
Industrials (5.1%):
3M Co.	25,382	4,508,605
ACCO Brands Corp.	384,276	3,174,120
Apogee Enterprises, Inc.	78,819	3,795,135
Argan, Inc.	104,151	4,029,602
Brady Corp., Class A	98,652	5,317,343
Deluxe Corp. (a)	84,400	2,710,084

See notes to financial statements.

29

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Douglas Dynamics, Inc.	98,544	$3,849,129
Global Industrial Co.	78,109	3,194,658
H&E Equipment Services, Inc.	83,378	3,691,144
Healthcare Services Group	134,077	2,385,230
Heidrick & Struggles International, Inc.	92,617	4,050,142
HNI Corp.	100,186	4,212,821
Hyster-Yale Materials Handling, Inc.	47,183	1,939,221
Kforce, Inc.	74,579	5,609,832
Lockheed Martin Corp.	14,900	5,295,609
Matthews International Corp., Class A	111,675	4,095,122
McGrath RentCorp	64,003	5,136,881
Pitney Bowes, Inc.	143,786	953,301
Rush Enterprises, Inc., Class A	98,402	5,475,087
Steelcase, Inc., Class A (a)	253,445	2,970,375
The Gorman-Rupp Co.	119,820	5,337,981
The Greenbrier Cos., Inc. (a)	72,140	3,310,505
Wabash National Corp.	227,729	4,445,270
Watsco, Inc.	13,190	4,126,887
		93,614,084
Information Technology (3.3%):
ADTRAN, Inc.	130,358	2,976,073
American Software, Inc., Class A	93,223	2,439,646
Benchmark Electronics, Inc. (a)	164,214	4,450,199
Broadcom, Inc.	6,360	4,232,008
Cass Information Systems, Inc.	115,077	4,524,828
Cisco Systems, Inc.	86,813	5,501,340
Corning, Inc.	86,834	3,232,830
CSG Systems International, Inc. (a)	130,259	7,505,524
Hewlett Packard Enterprise Co.	216,686	3,417,138
HP, Inc.	106,943	4,028,543
Intel Corp.	50,513	2,601,419
InterDigital, Inc.	60,219	4,313,487
International Business Machines Corp.	28,637	3,827,621
Kyndryl Holdings, Inc. (e)	5,728	103,677
Progress Software Corp.	100,082	4,830,958
SolarWinds Corp.	147,568	2,093,990
		60,079,281
Materials (2.1%):
Dow, Inc.	48,449	2,748,027
Eastman Chemical Co.	29,409	3,555,842
Glatfelter Corp.	247,485	4,256,742
International Paper Co.	61,314	2,880,532
Kronos Worldwide, Inc.	309,093	4,639,486
Myers Industries, Inc.	176,109	3,523,941
Newmont Corp.	56,971	3,533,341
Packaging Corp. of America	29,182	3,973,129
Schnitzer Steel Industries, Inc.	52,703	2,736,340
Schweitzer-Mauduit International, Inc.	98,905	2,957,259

See notes to financial statements.

30

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Sylvamo Corp. (e)	5,576	$155,515
Worthington Industries, Inc. (a)	56,416	3,083,699
		38,043,853
Real Estate (0.4%):
Douglas Elliman, Inc. (e)	119,665	1,376,142
RE/MAX Holdings, Inc.	119,120	3,631,969
The RMR Group, Inc., Class A	82,353	2,856,002
		7,864,113
Utilities (8.1%):
Alliant Energy Corp.	80,876	4,971,448
American Electric Power Co., Inc. (b)	59,616	5,304,036
Avangrid, Inc. (a)	88,955	4,437,075
Avista Corp.	135,469	5,756,078
Chesapeake Utilities Corp.	45,229	6,594,840
CMS Energy Corp.	78,398	5,099,790
Consolidated Edison, Inc. (b)	71,613	6,110,021
Dominion Energy, Inc.	67,222	5,280,960
DTE Energy Co.	43,357	5,182,896
Duke Energy Corp. (b)	53,335	5,594,842
Edison International	73,470	5,014,328
Entergy Corp.	40,433	4,554,777
Evergy, Inc. (b)	70,419	4,831,448
Exelon Corp.	96,494	5,573,493
FirstEnergy Corp.	114,003	4,741,385
MGE Energy, Inc.	78,961	6,494,542
Northwest Natural Holding Co.	81,437	3,972,497
NRG Energy, Inc.	49,344	2,125,740
Otter Tail Corp. (b)	111,962	7,996,326
PPL Corp.	171,018	5,140,801
Public Service Enterprise Group, Inc.	73,559	4,908,592
Sempra Energy	34,622	4,579,798
SJW Group	82,819	6,062,351
South Jersey Industries, Inc.	136,723	3,571,205
The Southern Co. (b)	83,090	5,698,312
The York Water Co.	98,280	4,892,378
Unitil Corp. (b)	87,872	4,041,233
WEC Energy Group, Inc. (b)	49,730	4,827,291
Xcel Energy, Inc. (b)	70,673	4,784,562
		148,143,045
		798,870,701
Total Common Stocks (Cost $1,465,461,083)		1,539,477,891
Collateral for Securities Loaned^ (3.4%)
United States (3.4%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (f)	1,467,834	1,467,834
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (f)	28,828,442	28,828,442

See notes to financial statements.

31

Victory Portfolios II Victory Market Neutral Income Fund	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (f)	732,521	$732,521
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (f)	5,840,899	5,840,899
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (f)	26,261,820	26,261,820
Total Collateral for Securities Loaned (Cost $63,131,516)		63,131,516
Total Investments (Cost $1,528,592,599) — 87.3%		1,602,609,407
Other assets in excess of liabilities — 12.7%		232,229,161
NET ASSETS — 100.00%		$1,834,838,568

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $16,462,628 and amounted to 0.9% of net assets.

(d)  Amount represents less than 0.05% of net assets.

(e)  Non-income producing security.

(f)  Rate disclosed is the daily yield on December 31, 2021.

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	3,059	3/18/22	$1,001,616,797	$998,503,485	$(3,113,312)
Futures Contracts Sold
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	2,071	3/18/22	$236,714,372	$240,422,390	$(3,708,018)
E-Mini MSCI Emerging Markets Index Futures	2,939	3/18/22	181,671,929	180,204,785	1,467,144
E-Mini Russell 2000 Index Futures	2,877	3/18/22	324,042,940	322,626,780	1,416,160
E-Mini S&P 500 Futures	6,019	3/18/22	1,411,917,883	1,432,070,575	(20,152,692)
					$(20,977,406)
Total unrealized appreciation					$2,883,304
Total unrealized depreciation					(26,974,022)
Total net unrealized appreciation (depreciation)					$(24,090,718)

See notes to financial statements.

32

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2021

  (Unaudited)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
Assets:
Investments, at value (Cost $47,152,506 and $1,528,592,599)	$73,060,058	(a)	$1,602,609,407 (b)
Foreign currency, at value (Cost $— and $298,088)	—		300,851
Cash	—		171,515,143
Deposit with broker for futures contracts	194,568		117,832,366
Receivables:
Interest and dividends	67,595		3,010,479
Capital shares issued	200		4,479,039
Variation margin on open futures contracts	—		5,862,265
Reclaims	—		147,746
From Adviser	33,815		439,201
Prepaid expenses	18,016		102,915
Total Assets	73,374,252		1,906,299,412
Liabilities:
Payables:
Collateral received on loaned securities	1,330,411		63,131,516
Capital shares redeemed	22,339		774,914
Variation margin on open futures contracts	2,062		6,659,132
Accrued foreign capital gains taxes	—		81,246
Accrued expenses and other payables:
Investment advisory fees	41,759		522,537
Administration fees	3,627		84,710
Custodian fees	1,973		45,222
Transfer agent fees	17,307		76,370
Compliance fees	44		726
Trustees' fees	62		1,481
12b-1 fees	13,641		7,575
Other accrued expenses	10,745		75,415
Total Liabilities	1,443,970		71,460,844
Net Assets:
Capital	46,268,890		1,839,839,460
Total accumulated earnings/(loss)	25,661,392		(5,000,892)
Net Assets	$71,930,282		$1,834,838,568
Net Assets
Class A	$30,948,625		$60,213,710
Class C	24,178,601		3,333,051
Class I	16,803,056		1,766,385,412
Member Class	—		4,906,395
Total	$71,930,282		$1,834,838,568
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A	1,920,950		6,318,893
Class C	1,573,379		353,792
Class I	1,041,477		184,166,624
Member Class	—		514,731
Total	4,535,806		191,354,040
Net asset value, offering (except Class A) and redemption price per share:
Class A	$16.11		$9.53
Class C (c)	15.37		9.42
Class I	16.13		9.59
Member Class	—		9.53
Maximum Sales Charge — Class A	5.75%		5.75%
Maximum offering price (100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A	$17.09		$10.11

(a)  Includes $1,294,662 of securities on loan.

(b)  Includes $56,063,114 of securities on loan.

(c)  Redemption price per share varies by the length of time shares are held.

See notes to financial statements.

33

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2021

  (Unaudited)

	Victory US 500 Enhanced Volatility Wtd Index Fund	Victory Market Neutral Income Fund
Investment Income:
Dividends	$571,940	$28,493,820
Interest	—	17,612
Securities lending (net of fees)	2,434	127,418
Foreign tax withholding	(85)	(1,976,449)
Total Income	574,289	26,662,401
Expenses:
Investment advisory fees	251,214	2,407,243
Administration fees	19,493	373,228
Sub-Administration fees	9,052	8,549
12b-1 fees — Class A	39,244	67,520
12b-1 fees — Class C	122,161	12,483
Custodian fees	1,847	187,097
Transfer agent fees — Class A	16,682	15,043
Transfer agent fees — Class C	14,690	916
Transfer agent fees — Class I	6,694	602,865
Transfer agent fees — Member Class	—	3,529
Trustees' fees	2,882	33,848
Compliance fees	258	4,191
Legal and audit fees	7,925	43,549
State registration and filing fees	26,177	111,421
Broker interest fees	—	184,786
Other expenses	6,172	67,614
Total Expenses	524,491	4,123,882
Expenses waived/reimbursed by Adviser	(97,508)	(1,068,478)
Net Expenses	426,983	3,055,404
Net Investment Income (Loss)	147,306	23,606,997
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	3,724,646	17,202,303
Foreign taxes on realized gains	—	(226,821)
Net realized gains (losses) from futures contracts	72,571	13,919,737
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	2,424,576	11,969,393
Net change in unrealized appreciation/depreciation on futures contracts	6,865	(36,580,085)
Net change in accrued foreign taxes on unrealized gains	—	298,422
Net realized/unrealized gains (losses) on investments	6,228,658	6,582,949
Change in net assets resulting from operations	$6,375,964	$30,189,946

See notes to financial statements.

34

Victory Portfolios II	Statements of Changes in Net Assets
	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$147,306	$172,009	$23,606,997	$17,153,655
Net realized gains (losses) from investments	3,797,217	6,275,708	30,895,219	(72,209,027)
Net change in unrealized appreciation/depreciation on investments	2,431,441	15,241,446	(24,312,270)	66,086,768
Change in net assets resulting from operations	6,375,964	21,689,163	30,189,946	11,031,396
Distributions to Shareholders:
Class A	(3,523,784)	(3,095,618)	(893,243)	(1,168,163)
Class C	(2,773,356)	(2,479,942)	(33,071)	(43,125)
Class I	(1,913,403)	(1,479,876)	(23,526,702)	(20,375,553)
Member Class (a)	—	—	(60,801)	(28,037)
Change in net assets resulting from distributions to shareholders	(8,210,543)	(7,055,436)	(24,513,817)	(21,614,878)
Change in net assets resulting from capital transactions	3,006,779	(10,688,711)	766,024,074	885,507,053
Change in net assets	1,172,200	3,945,016	771,700,203	874,923,571
Net Assets:
Beginning of period	70,758,082	66,813,066	1,063,138,365	188,214,794
End of period	$71,930,282	$70,758,082	$1,834,838,568	$1,063,138,365

(a)  Victory Market Neutral Income Fund Member Class commenced operations on November 3, 2020.

(continues on next page)

See notes to financial statements.

35

Victory Portfolios II	Statements of Changes in Net Assets

  (continued)

	Victory US 500 Enhanced Volatility Wtd Index Fund		Victory Market Neutral Income Fund
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
Capital Transactions:
Class A
Proceeds from shares issued	$345,046	$1,823,429	$17,006,820	$45,585,137
Distributions reinvested	3,415,126	3,067,725	879,992	1,139,275
Cost of shares redeemed	(3,585,554)	(6,232,186)	(8,557,110)	(8,065,289)
Total Class A	$174,618	$(1,341,032)	$9,329,702	$38,659,123
Class C
Proceeds from shares issued	$308,176	$514,706	$1,511,642	$1,847,869
Distributions reinvested	2,734,654	2,452,286	33,071	43,125
Cost of shares redeemed	(2,658,277)	(9,866,326)	(196,153)	(504,231)
Total Class C	$384,553	$(6,899,334)	$1,348,560	$1,386,763
Class I
Proceeds from shares issued	$1,890,912	$1,662,249	$856,900,063	$899,695,692
Distributions reinvested	1,900,045	1,458,551	22,077,194	19,340,855
Cost of shares redeemed	(1,343,349)	(5,569,145)	(126,006,219)	(76,117,382)
Total Class I	$2,447,608	$(2,448,345)	$752,971,038	$842,919,165
Member Class (a)
Proceeds from shares issued	$—	$—	$2,826,243	$3,115,297
Distributions reinvested	—	—	60,801	28,033
Cost of shares redeemed	—	—	(512,270)	(601,328)
Total Member Class	$—	$—	$2,374,774	$2,542,002
Change in net assets resulting from capital transactions	$3,006,779	$(10,688,711)	$766,024,074	$885,507,053
Share Transactions:
Class A
Issued	20,004	130,514	1,789,138	4,742,117
Reinvested	216,393	214,063	92,875	118,861
Redeemed	(211,501)	(415,394)	(900,833)	(839,879)
Total Class A	24,896	(70,817)	981,180	4,021,099
Class C
Issued	18,733	35,212	161,021	194,654
Reinvested	182,067	178,089	3,530	4,543
Redeemed	(161,625)	(699,614)	(20,883)	(53,678)
Total Class C	39,175	(486,313)	143,668	145,519
Class I
Issued	111,430	109,438	89,670,808	93,474,591
Reinvested	120,144	101,556	2,314,890	2,006,390
Redeemed	(79,090)	(377,582)	(13,192,443)	(7,886,007)
Total Class I	152,484	(166,588)	78,793,255	87,594,974
Member Class (a)
Issued	—	—	297,475	324,844
Reinvested	—	—	6,414	2,924
Redeemed	—	—	(53,988)	(62,938)
Total Member Class	—	—	249,901	264,830
Change in Shares	216,555	(723,718)	80,168,004	92,026,422

(a)  Victory Market Neutral Income Fund Member Class commenced operations on November 3, 2020.

See notes to financial statements.

36

This page is intentionally left blank.

37

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	$16.62	0.05	1.47	1.52	(0.05)	(1.98)
Year Ended June 30:
2021	$13.42	0.07	4.77	4.84	(0.05)	(1.59)
2020	$14.26	0.08	0.88	0.96	(0.07)	(1.73)
2019	$16.50	0.13	(0.36)	(0.23)	(0.12)	(1.89)
2018	$16.04	0.11	1.91	2.02	(0.10)	(1.46)
2017	$13.80	0.11	2.48	2.59	(0.11)	(0.24)
Class C
Six Months Ended December 31, 2021 (Unaudited)	$15.95	(0.01)	1.41	1.40	—	(1.98)
Year Ended June 30:
2021	$12.99	(0.04)	4.59	4.55	— (f)	(1.59)
2020	$13.90	(0.03)	0.87	0.84	(0.02)	(1.73)
2019	$16.16	0.02	(0.35)	(0.33)	(0.04)	(1.89)
2018	$15.78	(0.02)	1.86	1.84	— (f)	(1.46)
2017	$13.59	— (f)	2.44	2.44	(0.01)	(0.24)
Class I
Six Months Ended December 31, 2021 (Unaudited)	$16.64	0.08	1.46	1.54	(0.07)	(1.98)
Year Ended June 30:
2021	$13.43	0.11	4.77	4.88	(0.08)	(1.59)
2020	$14.26	0.12	0.88	1.00	(0.10)	(1.73)
2019	$16.50	0.17	(0.36)	(0.19)	(0.16)	(1.89)
2018	$16.05	0.15	1.90	2.05	(0.14)	(1.46)
2017	$13.80	0.15	2.48	2.63	(0.14)	(0.24)
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(f)  Amount is less than $0.005 per share.

See notes to financial statements.

38

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory US 500 Enhanced Volatility Wtd Index Fund
Class A
Six Months Ended December 31, 2021 (Unaudited)	(2.03)	$16.11	9.45%	0.99%	0.61%	1.25%	$30,949	15%
Year Ended June 30:
2021	(1.64)	$16.62	38.05%	0.99%	0.47%	1.24%	$31,504	68%
2020	(1.80)	$13.42	6.71%	0.99%	0.56%	1.28%	$26,394	54%
2019	(2.01)	$14.26	(0.01)%	0.99%	0.84%	1.25%	$33,406	120	%(e)
2018	(1.56)	$16.50	12.79%	0.99%	0.67%	1.19%	$51,671	45%
2017	(0.35)	$16.04	18.89%	0.99%	0.75%	1.35%	$36,721	38%
Class C
Six Months Ended December 31, 2021 (Unaudited)	(1.98)	$15.37	9.06%	1.74%	(0.14)%	2.03%	$24,179	15%
Year Ended June 30:
2021	(1.59)	$15.95	36.98%	1.74%	(0.29)%	1.99%	$24,465	68%
2020	(1.75)	$12.99	5.96%	1.74%	(0.19)%	2.03%	$26,240	54%
2019	(1.93)	$13.90	(0.73)%	1.74%	0.10%	2.00%	$35,649	120	%(e)
2018	(1.46)	$16.16	11.78%	1.74%	(0.11)%	1.97%	$41,410	45%
2017	(0.25)	$15.78	18.09%	1.74%	0.01%	2.12%	$57,620	38%
Class I
Six Months Ended December 31, 2021 (Unaudited)	(2.05)	$16.13	9.57%	0.74%	0.87%	1.00%	$16,803	15%
Year Ended June 30:
2021	(1.67)	$16.64	38.43%	0.74%	0.71%	0.98%	$14,789	68%
2020	(1.83)	$13.43	6.97%	0.74%	0.86%	1.02%	$14,179	54%
2019	(2.05)	$14.26	0.24%	0.74%	1.10%	1.00%	$26,501	120	%(e)
2018	(1.60)	$16.50	12.97%	0.74%	0.91%	0.95%	$36,400	45%
2017	(0.38)	$16.05	19.24%	0.74%	1.00%	1.13%	$32,751	38%

See notes to financial statements.

39

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
Victory Market Neutral Income Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	$9.51	0.15	0.03	0.18	(0.16)	—
Year Ended June 30:
2021	$9.77	0.29	(0.06)	0.23	(0.24)	(0.25)
2020	$9.51	0.27	0.23	0.50	(0.24)	—
2019	$9.61	0.32	(0.13)	0.19	(0.27)	(0.02)
2018	$9.40	0.24	0.26	0.50	(0.29)	—
2017	$9.21	0.24	0.20	0.44	(0.25)	—
Class C
Six Months Ended December 31, 2021 (Unaudited):	$9.40	0.11	0.04	0.15	(0.13)	—
Year Ended June 30:
2021	$9.69	0.22	(0.08)	0.14	(0.18)	(0.25)
2020	$9.43	0.21	0.22	0.43	(0.17)	—
2019	$9.54	0.25	(0.14)	0.11	(0.20)	(0.02)
2018	$9.33	0.17	0.26	0.43	(0.22)	—
2017	$9.15	0.17	0.20	0.37	(0.19)	—
Class I
Six Months Ended December 31, 2021 (Unaudited):	$9.57	0.17	0.02	0.19	(0.17)	—
Year Ended June 30:
2021	$9.83	0.33	(0.08)	0.25	(0.26)	(0.25)
2020	$9.55	0.31	0.23	0.54	(0.26)	—
2019	$9.65	0.38	(0.16)	0.22	(0.30)	(0.02)
2018	$9.44	0.26	0.26	0.52	(0.31)	—
2017	$9.24	0.27	0.20	0.47	(0.27)	—
Member Class
Six Months Ended December 31, 2021 (Unaudited):	$9.51	0.16	0.03	0.19	(0.17)	—
November 3, 2020 (g) through June 30, 2021:	$9.62	0.25	0.04 (h)	0.29	(0.15)	(0.25)

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(e)  Includes impact of broker interest fees. Without these broker interest fees, the net expense ratio would have been at the contractual expense cap. (See note 4 in the Notes to Financial Statements).

See notes to financial statements.

40

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return (Excludes Sales Charge)(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
Victory Market Neutral Income Fund
Class A
Six Months Ended December 31, 2021 (Unaudited):	(0.16)	$9.53	1.89%	0.78	%(e)	3.11%	0.82%	$60,214	33%
Year Ended June 30:
2021	(0.49)	$9.51	2.33%	0.79	%(e)	3.03%	0.95%	$50,735	89%
2020	(0.24)	$9.77	5.31%	0.75%		2.78%	1.17%	$12,870	119	%(f)
2019	(0.29)	$9.51	1.99%	0.75%		3.36%	1.03%	$32,627	82%
2018	(0.29)	$9.61	5.37%	0.89%		2.55%	1.18%	$23,847	69%
2017	(0.25)	$9.40	4.77%	0.90%		2.59%	1.25%	$24,998	63%
Class C
Six Months Ended December 31, 2021 (Unaudited):	(0.13)	$9.42	1.57%	1.53	%(e)	2.30%	2.29%	$3,333	33%
Year Ended June 30:
2021	(0.43)	$9.40	1.40%	1.54	%(e)	2.28%	2.29%	$1,976	89%
2020	(0.17)	$9.69	4.59%	1.50%		2.20%	2.62%	$626	119	%(f)
2019	(0.22)	$9.43	1.19%	1.50%		2.57%	2.56%	$441	82%
2018	(0.22)	$9.54	4.64%	1.64%		1.79%	2.51%	$311	69%
2017	(0.19)	$9.33	4.02%	1.65%		1.88%	3.00%	$519	63%
Class I
Six Months Ended December 31, 2021 (Unaudited):	(0.17)	$9.59	2.05%	0.43	%(e)	3.44%	0.58%	$1,766,385	33%
Year Ended June 30:
2021	(0.51)	$9.57	2.62%	0.44	%(e)	3.37%	0.75%	$1,007,909	89%
2020	(0.26)	$9.83	5.79%	0.40%		3.23%	0.89%	$174,719	119	%(f)
2019	(0.32)	$9.55	2.25%	0.40%		3.91%	1.05%	$54,920	82%
2018	(0.31)	$9.65	5.62%	0.64%		2.72%	1.09%	$19,483	69%
2017	(0.27)	$9.44	5.11%	0.65%		2.83%	1.13%	$31,140	63%
Member Class
Six Months Ended December 31, 2021 (Unaudited):	(0.17)	$9.53	2.00%	0.58	%(e)	3.26%	1.32%	$4,906	33%
November 3, 2020 (g) through June 30, 2021:	(0.40)	$9.51	3.05%	0.60%		3.94%	5.38%	$2,518	89%

(f)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(g)  Commencement of operations.

(h)  The amount shown reflects a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

See notes to financial statements.

41

Victory Portfolios II	Notes to Financial Statements December 31, 2021

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)	Investment Share Classes Offered
Victory US 500 Enhanced Volatility Wtd Index Fund	US 500 Enhanced Volatility Wtd Index Fund	A, C, and I
Victory Market Neutral Income Fund	Market Neutral Income Fund	A, C, I, and Member Class

Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principle ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the

42

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including ETFs and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their net asset value ("NAV"). These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time a Fund's NAV is calculated. The Market Neutral Income Fund uses a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of December 31, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
US 500 Enhanced Volatility Wtd Index Fund
Common Stocks	$71,292,000	$—	$—	$71,292,000
Investment Companies	437,647	—	—	437,647
Collateral for Securities Loaned	1,330,411	—	—	1,330,411
Total	$73,060,058	$—	$—	$73,060,058
Other Financial Investments^:
Assets:
Future	$15,788	$—	$—	$15,788
Total	$15,788	$—	$—	$15,788
Market Neutral Income Fund
Common Stocks	$891,444,254	$648,033,637	$—	$1,539,477,891
Collateral for Securities Loaned	63,131,516	—	—	63,131,516
Total	$954,575,770	$648,033,637	$—	$1,602,609,407
Other Financial Investments^:
Assets:
Futures	$2,883,304	$—	$—	$2,883,304
Liabilities:
Futures	$(26,974,022)	$—	$—	$(26,974,022)
Total	$(24,090,718)	$—	$—	$(24,090,718)

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

43

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

For the six months ended December 31, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivatives Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2021, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of

44

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts. As of December 31, 2021, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure
US 500 Enhanced Volatility Wtd Index Fund	$15,788	$—
Market Neutral Income Fund	2,883,304	26,974,022

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts
Equity Risk Exposure:
US 500 Enhanced Volatility Wtd Index Fund	$72,571	$6,865
Market Neutral Income Fund	13,919,737	(36,580,085)

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

45

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of December 31, 2021.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
U.S. 500 Enhanced Volatility Wtd Index Fund	$1,294,662	$—	$1,330,411
Market Neutral Income Fund	56,063,114	—	63,131,516

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

46

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Federal Income Taxes:

It is each Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the six months ended December 31, 2021, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, 12b-1 fees, and printing fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2021, were as follows:

	Excluding U.S. Government Securities
	Purchases	Sales
US 500 Enhanced Volatility Wtd Index Fund	$10,568,690	$15,571,725
Market Neutral Income Fund	998,008,153	372,880,377

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

US 500 Enhanced Volatility Wtd Index Fund	0.70%
Market Neutral Income Fund	0.35%

Amounts incurred and paid to VCM for the six months ended December 31, 2021, are reflected on the Statements of Operations as Investment advisory fees.

47

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion	$15 billion - $30 billion		Over $30 billion
0.08%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and USAA Mutual Funds (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

FIS Investor Services, LLC ("FIS") serves as the Funds' transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services. Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Victory Capital Transfer Agency, Inc. receives no fee or other compensation for these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Victory Capital Services, Inc. (the "Distributor"), an affiliate of the Adviser, serves as distributor for the continuous offering of the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee as shown in the table below

	Class A	Class C
US 500 Enhanced Volatility Wtd Index Fund	0.25%	1.00%
Market Neutral Income Fund	0.25%	1.00%

The Plans are characterized as reimbursement plans since the distribution fees will be paid to the Distributor as reimbursement for, or in anticipation of, expenses incurred for distribution-related activity. If the aggregate payments received by the Distributor for a particular class of shares of the Funds in any fiscal year exceed the expenditures made by the Distributor in that year pursuant to the Plans, the Distributor will reimburse the Funds for the amount of the excess. For the six months ended December 31, 2021, the Distributor did not reimburse the Funds.

48

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A and Class C. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as 12b-1 fees.

In addition, the Distributor is entitled to receive commissions on sale of the Class A. For the six months ended December 31, 2021, the Distributor received approximately $3,744 from commissions earned on the sale of Class A. A $15 fee may be charged for redemptions made by wire. The redemption fee is paid directly to and retained by the Funds, and is designed to deter excessive short-term trading and to offset brokerage commissions, market impact and other costs that may be associated with short-term money movement in and out of the Funds.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into an expense limitation agreement with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of the Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2021, the expense limits (excluding voluntary waivers) are as follows:

	In Effect Until October 31, 2022
	Class A	Class C	Class I	Member Class
US 500 Enhanced Volatility Wtd Index Fund	0.99%	1.74%	0.74%	N/A
Market Neutral Income Fund	0.75%	1.50%	0.40%	0.55%

Under the terms of the expense limitation agreements, as amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of December 31, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at December 31, 2021.

	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
US 500 Enhanced Volatility Wtd Index Fund	$144,445	$229,910	$170,552	$97,508	$642,415
Market Neutral Income Fund	155,692	670,257	1,612,292	1,068,478	3,506,719

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended December 31, 2021.

49

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and Distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Stock Market Risk — Overall stock market risks may affect the value of the Fund. Domestic and international factors such as political events, war, trade disputes, interest rate levels and other fiscal and monetary policy changes, pandemics and other public health crises and related geopolitical events, as well as environmental disasters such as earthquakes, fire and floods, may add to instability in world economies and markets generally. The impact of these and other factors may be short-term or may last for extended periods.

Large Capitalization Stock Risk — The securities of large capitalization companies may underperform the securities of smaller capitalization companies or the market as a whole. The growth rate of larger, more established companies may lag those of smaller companies, especially during periods of economic expansion.

Investment Style Risk — Different types of investment styles, for example growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, the Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month London InterBank Offered Rate ("LIBOR") plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2021.

50

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Interfund Lending:

The Trust and Adviser rely on an exemptive order granted by the SEC in March 2017 (the "Order"), permitting the establishment and operation of an Interfund Lending Facility (the "Facility"). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower, interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender, interest earned by each Fund, if any, during the period, is reflected on the Statements of Operations under Interest expense on interfund lending.

The Funds did not utilize or participate in the Facility during the six months ended December 31, 2021.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
US 500 Enhanced Volatility Wtd Index Fund	Quarterly	Quarterly
Market Neutral Income Fund	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2022.

As of June 30, 2021, the Fund below had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

Long-Term
Market Neutral Income Fund	$70,633,978

51

Victory Portfolios II	Supplemental Information December 31, 2021

  (Unaudited)

Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021, through December 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/21	Actual Ending Account Value 12/31/21	Hypothetical Ending Account Value 12/31/21	Actual Expenses Paid During Period 7/1/21-12/31/21*	Hypothetical Expenses Paid During Period 7/1/21-12/31/21*	Annualized Expense Ratio During Period 7/1/21-12/31/21
US 500 Enhanced Volatility Wtd Index Fund
Class A	$1,000.00	$1,094.50	$1,020.21	$5.23	$5.04	0.99%
Class C	1,000.00	1,090.60	1,016.43	9.17	8.84	1.74
Class I	1,000.00	1,095.70	1,021.48	3.91	3.77	0.74
Market Neutral Income Fund
Class A	1,000.00	1,018.90	1,021.27	3.97	3.97	0.78%
Class C	1,000.00	1,015.70	1,017.49	7.77	7.78	1.53
Class I	1,000.00	1,020.50	1,023.04	2.19	2.19	0.43
Member Class	1,000.00	1,020.00	1,022.28	2.95	2.96	0.58

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

52

Victory Portfolios II	Supplemental Information — continued December 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on November 30, 2021. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 19, 2021, and November 30, 2021. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds' advisory arrangements by a consultant retained through their counsel.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk, liquidity and valuation of portfolio securities, and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable);

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee, comprised of the advisory fee plus the administrative services fee paid to the Adviser, in the context of the Adviser's profitability with respect to each Fund individually. The Board retained a consultant to provide comparative information about fees and performance. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund's gross management fee and total operating expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable mutual funds compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The

53

Victory Portfolios II	Supplemental Information — continued December 31, 2021

  (Unaudited)

Board reviewed the factors and methodology used by the consultant in the selection of each Fund's peer group, including the consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses of certain classes for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one- and three-year periods against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

US 500 Enhanced Volatility Wtd Index Fund

Noting that the Fund commenced operations in 2012, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted that the Fund's investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of the Fund is net of expenses, while the performance of the benchmark index is gross returns and as a result, the Fund generally will underperform its benchmark due to fees and expenses. The Board discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Market Neutral Income Fund

Noting that the Fund commenced operations in 2012, the Board compared the Fund's Class A performance for the one-, three- and five-year periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for all of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable mutual funds; (2) the Fund's total expense ratio compared to comparable mutual funds; (3) that the Adviser's willingness to limit the expenses of certain classes for a period of time would provide stability to the Fund's expenses for those share classes during that period; and (4) the Fund's performance during the periods reviewed, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

54

Victory Portfolios II	Supplemental Information — continued December 31, 2021

  (Unaudited)

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

55

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	800-539-FUND (800-539-3863)
800-235-8396 for Member Class

VP-COMPASS-SAR (12/21)

December 31, 2021

Semi Annual Report

VictoryShares US 500 Volatility Wtd ETF

VictoryShares US Small Cap Volatility Wtd ETF

VictoryShares International Volatility Wtd ETF

VictoryShares US Large Cap High Div Volatility Wtd ETF

VictoryShares US Small Cap High Div Volatility Wtd ETF

VictoryShares International High Div Volatility Wtd ETF

VictoryShares Emerging Market High Div Volatility Wtd ETF

VictoryShares Dividend Accelerator ETF

VictoryShares US Multi-Factor Minimum Volatility ETF

VictoryShares US 500 Enhanced Volatility Wtd ETF

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

VictoryShares US Discovery Enhanced Volatility Wtd ETF

VictoryShares Developed Enhanced Volatility Wtd ETF

VictoryShares Nasdaq Next 50 ETF

VictoryShares ESG Core Plus Bond ETF

VictoryShares ESG Corporate Bond ETF

VictoryShares THB Mid Cap ESG ETF

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

• Detailed performance records

• Daily share prices

• The latest fund news

• Investment resources to help you become a better investor

• A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Investment Objective & Portfolio Holdings (Unaudited)	2
Schedules of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	19
VictoryShares US Small Cap Volatility Wtd ETF	31
VictoryShares International Volatility Wtd ETF	43
VictoryShares US Large Cap High Div Volatility Wtd ETF	63
VictoryShares US Small Cap High Div Volatility Wtd ETF	67
VictoryShares International High Div Volatility Wtd ETF	71
VictoryShares Emerging Market High Div Volatility Wtd ETF	77
VictoryShares Dividend Accelerator ETF	83
VictoryShares US Multi-Factor Minimum Volatility ETF	86
VictoryShares US 500 Enhanced Volatility Wtd ETF	89
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	101
VictoryShares US Discovery Enhanced Volatility Wtd ETF	105
VictoryShares Developed Enhanced Volatility Wtd ETF	117
VictoryShares Nasdaq Next 50 ETF	137
VictoryShares ESG Core Plus Bond ETF	139
VictoryShares ESG Corporate Bond ETF	150
VictoryShares THB Mid Cap ESG ETF	156
Financial Statements
Statements of Assets and Liabilities	158
Statements of Operations	164
Statements of Changes in Net Assets	170
Financial Highlights	176
Notes to Financial Statements	188
Supplemental Information (Unaudited)
Proxy Voting and Portfolio Holdings Information	206
Expense Examples	206
Advisory Contract Approval	208
Privacy Policy (inside back cover)

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

The Procter & Gamble Co.	0.4%
The Hershey Co.	0.4%
Costco Wholesale Corp.	0.4%
PepsiCo, Inc.	0.4%
Church & Dwight Co., Inc.	0.4%
Colgate-Palmolive Co.	0.4%
Cerner Corp.	0.4%
McDonald's Corp.	0.4%
McCormick & Co., Inc.	0.3%
The Coca-Cola Co.	0.3%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap 500 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

TTM Technologies, Inc.	0.6%
Otter Tail Corp.	0.5%
CSG Systems International, Inc.	0.4%
Hostess Brands, Inc.	0.4%
Mesa Laboratories, Inc.	0.4%
Columbia Financial, Inc.	0.4%
Encore Wire Corp.	0.4%
Carriage Services, Inc.	0.4%
Knowles Corp.	0.4%
CBIZ, Inc.	0.4%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Emera, Inc.	0.5%
Fortis, Inc.	0.5%
Royal Bank of Canada	0.5%
Hydro One Ltd.	0.5%
The Toronto-Dominion Bank	0.4%
The Bank of Nova Scotia	0.4%
BCE, Inc.	0.4%
SGS SA, Registered Shares	0.4%
Canadian Imperial Bank of Commerce	0.4%
Nestle SA, Registered Shares	0.4%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Costco Wholesale Corp.	1.7%
PepsiCo, Inc.	1.7%
The Coca-Cola Co.	1.5%
Consolidated Edison, Inc.	1.5%
Johnson & Johnson	1.5%
Verizon Communications, Inc.	1.5%
Kimberly-Clark Corp.	1.4%
The Southern Co.	1.4%
General Mills, Inc.	1.4%
Duke Energy Corp.	1.4%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Otter Tail Corp.	2.0%
CSG Systems International, Inc.	1.9%
Chesapeake Utilities Corp.	1.6%
MGE Energy, Inc.	1.6%
SJW Group	1.5%
Northwest Bancshares, Inc.	1.4%
Safety Insurance Group, Inc.	1.4%
Avista Corp.	1.4%
Kforce, Inc.	1.4%
Franchise Group, Inc.	1.4%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Emera, Inc.	2.3%
Fortis, Inc.	2.2%
The Bank of Nova Scotia	1.9%
BCE, Inc.	1.9%
TELUS Corp.	1.8%
Great-West Lifeco, Inc.	1.7%
CLP Holdings Ltd.	1.6%
Softbank Corp.	1.4%
National Grid PLC	1.4%
Snam SpA	1.4%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory Emerging Market High Dividend 100 Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Far EasTone Telecommunications Co. Ltd.	2.4%
Taiwan Mobile Co. Ltd.	2.1%
Mega Financial Holding Co. Ltd.	2.0%
Mobile TeleSystems PJSC	1.8%
SinoPac Financial Holdings Co. Ltd.	1.7%
Bank of China Ltd., Class H	1.6%
Rostelecom PJSC	1.5%
Inter RAO UES PJSC	1.4%
Tenaga Nasional Bhd	1.4%
Arca Continental SAB de CV	1.4%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory Dividend Accelerator Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

3M Co.	3.0%
McDonald's Corp.	3.0%
Xcel Energy, Inc.	2.8%
ResMed, Inc.	2.6%
Alliant Energy Corp.	2.4%
Consolidated Edison, Inc.	2.3%
Aon PLC, Class A	2.3%
W.W. Grainger, Inc.	2.3%
Dollar General Corp.	2.0%
Dover Corp.	2.0%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Multi-Factor Minimum Volatility Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Microsoft Corp.	9.0%
Apple, Inc.	8.3%
AbbVie, Inc.	3.9%
Johnson & Johnson	3.9%
AutoZone, Inc.	3.4%
Walmart, Inc.	3.3%
O'Reilly Automotive, Inc.	3.2%
Automatic Data Processing, Inc.	3.2%
Waste Management, Inc.	3.2%
The Kroger Co.	3.1%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

The Procter & Gamble Co.	0.4%
The Hershey Co.	0.4%
Costco Wholesale Corp.	0.4%
PepsiCo, Inc.	0.4%
Church & Dwight Co., Inc.	0.4%
Colgate-Palmolive Co.	0.4%
Cerner Corp.	0.4%
McDonald's Corp.	0.4%
McCormick & Co., Inc.	0.3%
The Coca-Cola Co.	0.3%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Costco Wholesale Corp.	1.7%
PepsiCo, Inc.	1.7%
The Coca-Cola Co.	1.5%
Consolidated Edison, Inc.	1.5%
Johnson & Johnson	1.5%
Verizon Communications, Inc.	1.5%
Kimberly-Clark Corp.	1.4%
The Southern Co.	1.4%
General Mills, Inc.	1.4%
Duke Energy Corp.	1.4%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory US Small Cap High Dividend 500 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

TTM Technologies, Inc.	0.6%
Otter Tail Corp.	0.5%
CSG Systems International, Inc.	0.4%
Hostess Brands, Inc.	0.4%
Mesa Laboratories, Inc.	0.4%
Columbia Financial, Inc.	0.4%
Encore Wire Corp.	0.4%
Carriage Services, Inc.	0.4%
Knowles Corp.	0.4%
CBIZ, Inc.	0.4%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Victory International 500 Long/Cash Volatility Weighted Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Emera, Inc.	0.5%
Fortis, Inc.	0.5%
Royal Bank of Canada	0.5%
Hydro One Ltd.	0.5%
The Toronto-Dominion Bank	0.4%
The Bank of Nova Scotia	0.4%
BCE, Inc.	0.4%
SGS SA, Registered Shares	0.4%
Canadian Imperial Bank of Commerce	0.4%
Nestle SA, Registered Shares	0.4%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that track the performance of the Nasdaq Q-50 Index before fees and expenses.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Old Dominion Freight Line, Inc.	3.5%
The Trade Desk, Inc., Class A	3.5%
AstraZeneca PLC	3.0%
MongoDB, Inc.	3.0%
Zebra Technologies Corp.	2.7%
CoStar Group, Inc.	2.7%
ON Semiconductor Corp.	2.5%
CDW Corp.	2.4%
Etsy, Inc.	2.4%
Cerner Corp.	2.3%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide high current income without undue risk to principal.

Asset Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide maximum current income without undue risk to principal.

Asset Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares THB Mid Cap ESG ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide capital appreciation.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Copart, Inc.	4.7%
Cadence Design Systems, Inc.	4.6%
Amphenol Corp., Class A	4.4%
Verisk Analytics, Inc.	4.1%
Waters Corp.	4.1%
J.B. Hunt Transport Services, Inc.	3.8%
Tyler Technologies, Inc.	3.8%
NVR, Inc.	3.7%
Synopsys, Inc.	3.7%
Zebra Technologies Corp.	3.6%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (4.2%):
Activision Blizzard, Inc.	14,601	$971,404
Alphabet, Inc., Class A (a)	475	1,376,094
Altice USA, Inc., Class A (a)	41,620	673,412
Cable One, Inc.	612	1,079,231
Charter Communications, Inc., Class A (a)	1,745	1,137,688
Comcast Corp., Class A	25,575	1,287,190
Discovery, Inc., Class A (a) (b)	20,245	476,567
DISH Network Corp., Class A (a)	20,038	650,033
Electronic Arts, Inc.	10,328	1,362,263
Fox Corp., Class A	23,453	865,416
IAC/InterActiveCorp (a)	5,783	755,896
Liberty Broadband Corp., Class C (a)	7,256	1,168,942
Match Group, Inc. (a)	5,722	756,734
Meta Platforms, Inc., Class A (a)	3,110	1,046,048
Netflix, Inc. (a)	1,752	1,055,475
News Corp., Class A	52,771	1,177,321
Omnicom Group, Inc.	17,721	1,298,418
Pinterest, Inc., Class A (a)	10,676	388,073
Roku, Inc. (a)	1,665	379,953
Sirius XM Holdings, Inc. (b)	181,953	1,155,402
Take-Two Interactive Software, Inc. (a)	7,023	1,248,128
The Interpublic Group of Cos., Inc.	30,041	1,125,035
The Walt Disney Co. (a)	7,547	1,168,955
T-Mobile U.S., Inc. (a)	10,601	1,229,504
Twitter, Inc. (a)	11,740	507,403
Verizon Communications, Inc.	42,816	2,224,719
ViacomCBS, Inc., Class B	12,202	368,256
Warner Music Group Corp., Class A	25,450	1,098,931
Zillow Group, Inc., Class C (a) (b)	6,018	384,249
ZoomInfo Technologies, Inc. (a)	9,732	624,794
		29,041,534
Consumer Discretionary (10.1%):
Advance Auto Parts, Inc.	6,369	1,527,796
Amazon.com, Inc. (a)	403	1,343,739
Aptiv PLC (a)	6,514	1,074,484
AutoZone, Inc. (a)	991	2,077,522
Bath & Body Works, Inc.	10,869	758,548
Best Buy Co., Inc.	9,068	921,309
Booking Holdings, Inc. (a)	454	1,089,250
Burlington Stores, Inc. (a)	3,148	917,673
CarMax, Inc. (a)	7,655	996,911
Chewy, Inc., Class A (a) (b)	6,935	408,957
Chipotle Mexican Grill, Inc. (a)	620	1,083,915
D.R. Horton, Inc.	10,339	1,121,265
Darden Restaurants, Inc.	7,168	1,079,788
Deckers Outdoor Corp. (a)	2,315	848,008
Dick's Sporting Goods, Inc. (b)	5,552	638,424

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Dollar General Corp.	7,053	$1,663,309
Dollar Tree, Inc. (a)	13,384	1,880,720
Domino's Pizza, Inc.	2,417	1,363,986
eBay, Inc.	12,898	857,717
Etsy, Inc. (a)	2,607	570,777
Five Below, Inc. (a)	4,497	930,384
Floor & Decor Holdings, Inc., Class A (a)	6,918	899,409
Ford Motor Co.	63,319	1,315,136
Garmin Ltd.	10,132	1,379,674
General Motors Co. (a)	17,619	1,033,002
Genuine Parts Co.	11,940	1,673,988
Hasbro, Inc.	13,530	1,377,083
Lennar Corp., Class A	7,961	924,750
Levi Strauss & Co., Class A	34,439	862,008
LKQ Corp.	24,595	1,476,438
Lowe's Cos., Inc.	6,397	1,653,497
Marriott International, Inc., Class A (a)	8,202	1,355,298
McDonald's Corp.	9,053	2,426,838
Mohawk Industries, Inc. (a)	5,132	934,948
Newell Brands, Inc.	45,578	995,424
NIKE, Inc., Class B	7,016	1,169,357
NVR, Inc. (a)	251	1,483,126
O'Reilly Automotive, Inc. (a)	2,851	2,013,462
Penn National Gaming, Inc. (a)	6,694	347,084
Pool Corp.	2,650	1,499,900
PulteGroup, Inc.	17,974	1,027,394
RH (a)	1,121	600,789
Ross Stores, Inc.	9,320	1,065,090
Service Corp. International	22,629	1,606,433
Starbucks Corp.	13,426	1,570,439
Tapestry, Inc.	21,504	873,062
Target Corp. (c)	5,882	1,361,330
Tesla, Inc. (a)	825	871,843
The Home Depot, Inc.	5,276	2,189,593
The TJX Cos., Inc.	18,423	1,398,674
Tractor Supply Co.	6,569	1,567,363
Ulta Beauty, Inc. (a)	2,910	1,199,909
Vail Resorts, Inc.	3,925	1,287,007
VF Corp.	14,675	1,074,503
Wayfair, Inc., Class A (a) (b)	2,028	385,259
Whirlpool Corp. (b)	5,202	1,220,701
Williams-Sonoma, Inc.	3,922	663,328
Yum! Brands, Inc.	13,389	1,859,197
		69,796,818
Consumer Staples (9.1%):
Albertsons Cos., Inc., Class A	25,799	778,872
Altria Group, Inc.	31,258	1,481,317
Archer-Daniels-Midland Co.	27,263	1,842,706
Brown-Forman Corp., Class B	24,731	1,801,901
Bunge Ltd.	15,673	1,463,231

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Campbell Soup Co.	35,038	$1,522,751
Church & Dwight Co., Inc.	24,464	2,507,560
Colgate-Palmolive Co.	29,370	2,506,436
Conagra Brands, Inc.	49,008	1,673,623
Constellation Brands, Inc., Class A	7,634	1,915,905
Costco Wholesale Corp.	4,515	2,563,166
Darling Ingredients, Inc. (a)	10,173	704,887
General Mills, Inc.	30,874	2,080,290
Hormel Foods Corp. (b)	36,289	1,771,266
Kellogg Co.	27,407	1,765,559
Keurig Dr Pepper, Inc.	57,825	2,131,430
Kimberly-Clark Corp.	14,957	2,137,654
McCormick & Co., Inc.	24,530	2,369,843
Mondelez International, Inc., Class A	35,445	2,350,358
Monster Beverage Corp. (a)	16,568	1,591,191
PepsiCo, Inc.	14,743	2,561,007
Philip Morris International, Inc.	19,718	1,873,210
Sysco Corp.	16,236	1,275,338
The Clorox Co.	8,129	1,417,372
The Coca-Cola Co.	39,978	2,367,097
The Estee Lauder Cos., Inc.	3,794	1,404,539
The Hershey Co.	13,633	2,637,577
The J.M. Smucker Co.	12,650	1,718,123
The Kraft Heinz Co.	42,919	1,540,792
The Kroger Co.	25,986	1,176,126
The Procter & Gamble Co.	16,147	2,641,326
Tyson Foods, Inc., Class A	19,013	1,657,173
Walgreens Boots Alliance, Inc.	24,019	1,252,831
Walmart, Inc.	13,680	1,979,359
		62,461,816
Energy (1.8%):
Chevron Corp.	13,210	1,550,194
ConocoPhillips	16,354	1,180,432
Continental Resources, Inc. (b)	14,049	628,833
Devon Energy Corp.	21,522	948,044
EOG Resources, Inc.	10,582	939,999
Halliburton Co.	36,569	836,333
Kinder Morgan, Inc.	79,383	1,259,014
ONEOK, Inc.	19,845	1,166,092
Pioneer Natural Resources Co.	5,633	1,024,530
Schlumberger NV	28,617	857,079
Texas Pacific Land Corp.	484	604,453
The Williams Cos., Inc.	57,048	1,485,530
		12,480,533
Financials (15.5%):
Aflac, Inc.	29,434	1,718,651
Ally Financial, Inc.	20,560	978,862
American Express Co.	7,877	1,288,677
American Financial Group, Inc.	7,088	973,324
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
American International Group, Inc.	20,367	$1,158,068
Ameriprise Financial, Inc.	4,766	1,437,712
Aon PLC, Class A	5,012	1,506,407
Apollo Global Management, Inc. (b)	20,222	1,464,679
Arch Capital Group Ltd. (a)	36,317	1,614,291
Ares Management Corp., Class A	16,343	1,328,196
Arthur J. Gallagher & Co.	12,407	2,105,096
Bank of America Corp.	31,355	1,394,984
Berkshire Hathaway, Inc., Class B (a)	7,402	2,213,198
BlackRock, Inc.	1,567	1,434,683
Blackstone, Inc.	11,499	1,487,856
Brown & Brown, Inc.	29,920	2,102,778
Capital One Financial Corp.	6,605	958,319
Cboe Global Markets, Inc.	9,397	1,225,369
Chubb Ltd.	7,496	1,449,052
Cincinnati Financial Corp.	10,550	1,201,961
Citigroup, Inc.	16,932	1,022,523
Citizens Financial Group, Inc.	22,798	1,077,205
CME Group, Inc.	7,352	1,679,638
CNA Financial Corp.	33,544	1,478,620
Discover Financial Services	7,974	921,475
East West Bancorp, Inc.	13,272	1,044,241
Everest Re Group Ltd.	5,334	1,461,089
FactSet Research Systems, Inc.	3,948	1,918,767
Fidelity National Financial, Inc.	26,691	1,392,736
Fifth Third Bancorp	26,997	1,175,719
First Republic Bank	6,322	1,305,556
Franklin Resources, Inc.	29,846	999,543
Huntington Bancshares, Inc.	66,370	1,023,425
Interactive Brokers Group, Inc.	18,025	1,431,545
Intercontinental Exchange, Inc.	16,710	2,285,427
Invesco Ltd.	36,047	829,802
JPMorgan Chase & Co.	9,560	1,513,826
KeyCorp	50,366	1,164,966
KKR & Co., Inc.	22,160	1,650,920
Lincoln National Corp.	13,187	900,145
Loews Corp.	27,178	1,569,801
LPL Financial Holdings, Inc.	7,458	1,193,951
M&T Bank Corp.	7,623	1,170,740
Markel Corp. (a)	1,165	1,437,610
MarketAxess Holdings, Inc.	2,210	908,907
Marsh & McLennan Cos., Inc.	12,875	2,237,932
MetLife, Inc.	20,628	1,289,044
Moody's Corp.	4,748	1,854,474
Morgan Stanley	12,083	1,186,067
Morningstar, Inc.	5,017	1,715,764
MSCI, Inc.	2,200	1,347,918
Nasdaq, Inc.	9,293	1,951,623
Northern Trust Corp.	11,144	1,332,934
Principal Financial Group, Inc.	17,873	1,292,754

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Prudential Financial, Inc.	12,361	$1,337,955
Raymond James Financial, Inc.	14,787	1,484,615
Regions Financial Corp.	50,219	1,094,774
S&P Global, Inc.	3,775	1,781,536
Signature Bank	3,238	1,047,396
State Street Corp.	11,683	1,086,519
SVB Financial Group (a)	1,567	1,062,802
Synchrony Financial	19,723	914,950
T. Rowe Price Group, Inc.	6,473	1,272,851
The Allstate Corp.	12,705	1,494,743
The Bank of New York Mellon Corp.	23,409	1,359,595
The Carlyle Group, Inc.	26,883	1,475,877
The Charles Schwab Corp.	15,148	1,273,947
The Goldman Sachs Group, Inc.	3,139	1,200,824
The Hartford Financial Services Group, Inc.	15,212	1,050,236
The PNC Financial Services Group, Inc.	6,581	1,319,622
The Progressive Corp.	16,658	1,709,944
The Travelers Cos., Inc.	9,761	1,526,913
Tradeweb Markets, Inc., Class A (b)	16,432	1,645,500
Truist Financial Corp.	20,411	1,195,064
U.S. Bancorp	21,762	1,222,372
UWM Holdings Corp.	81,880	484,730
W.R. Berkley Corp.	22,024	1,814,557
Wells Fargo & Co.	21,337	1,023,749
		106,689,921
Health Care (13.9%):
Abbott Laboratories	12,294	1,730,257
AbbVie, Inc.	14,539	1,968,581
ABIOMED, Inc. (a)	2,762	992,027
Agilent Technologies, Inc.	10,176	1,624,598
Align Technology, Inc. (a)	1,228	807,017
Amgen, Inc.	7,234	1,627,433
Anthem, Inc.	3,868	1,792,973
Avantor, Inc. (a)	30,450	1,283,163
Baxter International, Inc.	25,911	2,224,200
Becton Dickinson & Co.	7,346	1,847,372
Biogen, Inc. (a)	1,859	446,011
BioMarin Pharmaceutical, Inc. (a)	14,469	1,278,336
Bio-Rad Laboratories, Inc., Class A (a)	1,658	1,252,735
Bio-Techne Corp.	2,003	1,036,232
Boston Scientific Corp. (a)	33,457	1,421,253
Bruker Corp.	15,456	1,296,913
Cardinal Health, Inc.	22,696	1,168,617
Catalent, Inc. (a)	8,932	1,143,564
Centene Corp. (a)	17,943	1,478,503
Cerner Corp.	26,705	2,480,093
Charles River Laboratories International, Inc. (a)	3,027	1,140,513
Cigna Corp.	6,017	1,381,684
CVS Health Corp.	18,555	1,914,134
Danaher Corp.	4,418	1,453,566

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	10,322	$1,174,231
DENTSPLY SIRONA, Inc. (b)	18,924	1,055,770
Dexcom, Inc. (a)	1,781	956,308
Edwards Lifesciences Corp. (a)	13,071	1,693,348
Eli Lilly & Co.	4,045	1,117,310
Gilead Sciences, Inc. (c)	22,675	1,646,432
HCA Healthcare, Inc.	4,699	1,207,267
Henry Schein, Inc. (a)	16,734	1,297,387
Hologic, Inc. (a)	14,768	1,130,638
Horizon Therapeutics PLC (a)	7,297	786,325
Humana, Inc.	3,755	1,741,794
IDEXX Laboratories, Inc. (a)	1,867	1,229,345
Illumina, Inc. (a)	2,026	770,771
Incyte Corp. (a)	15,102	1,108,487
Intuitive Surgical, Inc. (a)	3,534	1,269,766
IQVIA Holdings, Inc. (a)	6,376	1,798,925
Johnson & Johnson (c)	13,128	2,245,807
Laboratory Corp. of America Holdings (a)	5,399	1,696,420
Masimo Corp. (a)	4,729	1,384,557
Medtronic PLC	13,448	1,391,196
Merck & Co., Inc.	25,367	1,944,127
Mettler-Toledo International, Inc. (a)	954	1,619,138
Moderna, Inc. (a)	1,163	295,379
Molina Healthcare, Inc. (a)	4,337	1,379,513
PerkinElmer, Inc.	6,246	1,255,821
Pfizer, Inc.	35,084	2,071,710
Quest Diagnostics, Inc.	10,877	1,881,830
Regeneron Pharmaceuticals, Inc. (a)	2,036	1,285,775
Repligen Corp. (a)	2,856	756,383
ResMed, Inc.	4,469	1,164,085
Seagen, Inc. (a)	5,423	838,396
STERIS PLC	7,416	1,805,129
Stryker Corp.	6,285	1,680,735
Teleflex, Inc.	3,251	1,067,888
The Cooper Cos., Inc.	3,452	1,446,181
Thermo Fisher Scientific, Inc.	2,512	1,676,107
UnitedHealth Group, Inc.	4,462	2,240,549
Universal Health Services, Inc., Class B	8,550	1,108,593
Veeva Systems, Inc., Class A (a)	2,929	748,301
Vertex Pharmaceuticals, Inc. (a)	6,548	1,437,941
Waters Corp. (a)	3,654	1,361,480
West Pharmaceutical Services, Inc.	3,456	1,620,898
Zimmer Biomet Holdings, Inc.	10,148	1,289,202
Zoetis, Inc.	8,151	1,989,088
		95,456,108
Industrials (16.7%):
3M Co.	9,399	1,669,544
AGCO Corp.	6,602	765,964
Allegion PLC	10,524	1,393,799
AMERCO, Inc.	1,880	1,365,312

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
AMETEK, Inc.	12,977	$1,908,138
AO Smith Corp.	17,861	1,533,367
Booz Allen Hamilton Holding Corp.	17,721	1,502,564
Builders FirstSource, Inc. (a)	15,665	1,342,647
C.H. Robinson Worldwide, Inc.	16,285	1,752,755
Carlisle Cos., Inc.	7,390	1,833,607
Carrier Global Corp.	21,268	1,153,576
Caterpillar, Inc.	6,312	1,304,943
Cintas Corp.	3,473	1,539,129
Copart, Inc. (a)	9,813	1,487,847
CoStar Group, Inc. (a) (c)	14,041	1,109,660
CSX Corp.	46,276	1,739,978
Cummins, Inc.	6,016	1,312,330
Deere & Co.	3,060	1,049,243
Dover Corp.	9,639	1,750,442
Eaton Corp. PLC	9,455	1,634,013
Emerson Electric Co.	15,155	1,408,960
Equifax, Inc.	4,337	1,269,830
Expeditors International of Washington, Inc.	13,604	1,826,881
Fastenal Co.	30,155	1,931,729
FedEx Corp.	4,769	1,233,454
Fortive Corp.	20,779	1,585,230
Fortune Brands Home & Security, Inc.	12,757	1,363,723
Generac Holdings, Inc. (a)	1,679	590,874
General Dynamics Corp.	9,364	1,952,113
Graco, Inc.	21,119	1,702,614
HEICO Corp.	10,087	1,454,747
Honeywell International, Inc.	7,489	1,561,531
Howmet Aerospace, Inc.	31,630	1,006,783
Hubbell, Inc.	6,856	1,427,899
IDEX Corp.	7,790	1,840,933
Illinois Tool Works, Inc.	9,023	2,226,876
Ingersoll Rand, Inc. (c)	22,466	1,389,971
J.B. Hunt Transport Services, Inc.	7,440	1,520,736
Jacobs Engineering Group, Inc.	10,197	1,419,728
Johnson Controls International PLC	21,553	1,752,475
L3Harris Technologies, Inc.	7,472	1,593,329
Leidos Holdings, Inc.	12,973	1,153,300
Lennox International, Inc.	4,066	1,318,848
Lockheed Martin Corp.	5,519	1,961,508
Masco Corp.	25,185	1,768,491
Nordson Corp.	6,349	1,620,709
Norfolk Southern Corp.	5,904	1,757,680
Northrop Grumman Corp.	5,054	1,956,252
Old Dominion Freight Line, Inc.	4,806	1,722,374
Otis Worldwide Corp.	18,081	1,574,313
PACCAR, Inc.	16,293	1,438,020
Parker-Hannifin Corp.	4,508	1,434,085
Quanta Services, Inc.	10,931	1,253,349
Raytheon Technologies Corp.	16,828	1,448,218

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Republic Services, Inc. (c)	16,681	$2,326,166
Robert Half International, Inc.	13,342	1,487,900
Rockwell Automation, Inc.	4,725	1,648,316
Rollins, Inc.	34,310	1,173,745
Roper Technologies, Inc.	3,629	1,784,960
Snap-on, Inc.	5,903	1,271,388
Stanley Black & Decker, Inc.	7,855	1,481,610
Textron, Inc.	15,435	1,191,582
The Toro Co.	14,769	1,475,571
Trane Technologies PLC	7,289	1,472,597
TransDigm Group, Inc. (a)	1,944	1,236,928
TransUnion	11,544	1,368,888
Trex Co., Inc. (a)	8,845	1,194,340
Union Pacific Corp.	7,413	1,867,557
United Parcel Service, Inc., Class B	6,977	1,495,450
United Rentals, Inc. (a)	2,597	862,957
Verisk Analytics, Inc.	7,037	1,609,573
W.W. Grainger, Inc.	3,531	1,829,906
Waste Management, Inc.	13,934	2,325,585
Watsco, Inc.	4,878	1,526,229
Westinghouse Air Brake Technologies Corp.	13,351	1,229,761
Xylem, Inc.	11,796	1,414,576
		114,892,006
Information Technology (15.3%):
Accenture PLC, Class A	5,272	2,185,508
Adobe, Inc. (a)	2,119	1,201,600
Advanced Micro Devices, Inc. (a)	7,793	1,121,413
Akamai Technologies, Inc. (a)	11,243	1,315,881
Amphenol Corp., Class A	21,621	1,890,973
Analog Devices, Inc.	7,377	1,296,655
ANSYS, Inc. (a)	2,841	1,139,582
Apple, Inc.	8,408	1,493,009
Applied Materials, Inc.	5,547	872,876
Arista Networks, Inc. (a)	14,596	2,098,175
Autodesk, Inc. (a)	3,518	989,226
Automatic Data Processing, Inc.	8,363	2,062,149
Black Knight, Inc. (a)	20,199	1,674,295
Block, Inc. (a)	2,403	388,109
Broadcom, Inc.	2,359	1,569,702
Broadridge Financial Solutions, Inc.	10,051	1,837,524
Cadence Design Systems, Inc. (a)	6,350	1,183,323
CDW Corp.	7,247	1,484,041
Cisco Systems, Inc.	32,135	2,036,395
Citrix Systems, Inc.	10,705	1,012,586
Cognex Corp.	13,307	1,034,752
Cognizant Technology Solutions Corp., Class A	18,779	1,666,073
Corning, Inc.	32,143	1,196,684
Dell Technologies, Inc., Class C (a)	26,341	1,479,574
Dynatrace, Inc. (a)	10,969	661,979
Enphase Energy, Inc. (a)	2,849	521,196

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Entegris, Inc.	7,111	$985,442
EPAM Systems, Inc. (a)	1,912	1,278,076
F5, Inc. (a)	6,242	1,527,480
Fair Isaac Corp. (a)	2,412	1,046,012
Fidelity National Information Services, Inc.	10,227	1,116,277
Fiserv, Inc. (a) (b)	13,237	1,373,868
FleetCor Technologies, Inc. (a)	5,198	1,163,520
Fortinet, Inc. (a)	3,427	1,231,664
Gartner, Inc. (a)	3,548	1,186,167
Global Payments, Inc.	7,437	1,005,334
GoDaddy, Inc., Class A (a)	14,250	1,209,255
Hewlett Packard Enterprise Co. (b)	80,223	1,265,117
HP, Inc.	39,588	1,491,280
Intel Corp.	18,697	962,895
International Business Machines Corp.	10,601	1,416,930
Intuit, Inc.	2,319	1,491,627
Jack Henry & Associates, Inc.	8,627	1,440,623
Keysight Technologies, Inc. (a)	8,348	1,723,945
KLA Corp.	2,325	1,000,006
Kyndryl Holdings, Inc. (a)	2,120	38,372
Lam Research Corp.	1,239	891,027
Mastercard, Inc., Class A	3,848	1,382,663
Microchip Technology, Inc.	11,310	984,649
Micron Technology, Inc.	11,152	1,038,809
Microsoft Corp. (c)	5,523	1,857,495
Monolithic Power Systems, Inc.	1,640	809,061
Motorola Solutions, Inc.	7,169	1,947,817
NetApp, Inc.	12,072	1,110,503
NortonLifeLock, Inc.	42,434	1,102,435
NVIDIA Corp.	3,751	1,103,207
NXP Semiconductors NV	4,021	915,903
ON Semiconductor Corp. (a)	17,173	1,166,390
Oracle Corp.	15,643	1,364,226
Paychex, Inc.	15,844	2,162,706
Paycom Software, Inc. (a)	1,765	732,810
Paylocity Holding Corp. (a)	3,146	742,959
PayPal Holdings, Inc. (a)	3,275	617,600
PTC, Inc. (a)	6,421	777,904
Qorvo, Inc. (a)	4,804	751,298
QUALCOMM, Inc.	7,304	1,335,682
salesforce.com, Inc. (a)	5,217	1,325,796
Seagate Technology Holdings PLC	9,601	1,084,721
ServiceNow, Inc. (a) (c)	1,530	993,138
Skyworks Solutions, Inc.	4,741	735,519
SS&C Technologies Holdings, Inc.	21,090	1,728,958
Synopsys, Inc. (a)	3,306	1,218,261
TE Connectivity Ltd.	9,443	1,523,534
Teledyne Technologies, Inc. (a)	2,737	1,195,768
Teradyne, Inc.	6,275	1,026,151
Texas Instruments, Inc.	6,311	1,189,434

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
The Trade Desk, Inc., Class A (a)	6,461	$592,086
Trimble, Inc. (a)	12,479	1,088,044
Tyler Technologies, Inc. (a)	2,424	1,303,991
Ubiquiti, Inc. (b)	2,231	684,248
VeriSign, Inc. (a)	7,987	2,027,260
Visa, Inc., Class A	6,979	1,512,419
VMware, Inc., Class A	10,481	1,214,538
Western Digital Corp. (a)	11,429	745,285
Zebra Technologies Corp. (a)	2,156	1,283,251
Zoom Video Communications, Inc., Class A (a)	2,213	406,993
		105,041,709
Materials (5.3%):
Air Products & Chemicals, Inc.	5,693	1,732,152
Albemarle Corp.	3,094	723,284
Avery Dennison Corp.	6,278	1,359,626
Ball Corp.	15,368	1,479,477
Celanese Corp.	8,227	1,382,630
Cleveland-Cliffs, Inc. (a)	20,621	448,919
Corteva, Inc.	27,981	1,322,942
Crown Holdings, Inc.	12,160	1,345,139
Dow, Inc.	17,941	1,017,614
DuPont de Nemours, Inc.	15,491	1,251,363
Eastman Chemical Co.	10,886	1,316,226
Ecolab, Inc.	7,451	1,747,930
FMC Corp.	13,529	1,486,702
Freeport-McMoRan, Inc.	17,534	731,694
International Flavors & Fragrances, Inc.	7,183	1,082,119
International Paper Co.	22,703	1,066,587
LyondellBasell Industries NV, Class A	10,799	995,992
Martin Marietta Materials, Inc.	3,168	1,395,567
Newmont Corp.	21,094	1,308,250
Nucor Corp.	7,141	815,145
Packaging Corp. of America	10,804	1,470,965
Pegasystems, Inc.	7,590	848,714
PPG Industries, Inc.	8,909	1,536,268
RPM International, Inc.	20,535	2,074,035
Steel Dynamics, Inc.	12,418	770,785
Sylvamo Corp. (a)	2,059	57,426
The Mosaic Co.	24,104	947,046
The Sherwin-Williams Co.	6,239	2,197,126
Vulcan Materials Co.	6,770	1,405,317
Westlake Chemical Corp.	11,770	1,143,220
		36,460,260
Real Estate (0.4%):
CBRE Group, Inc., Class A (a)	13,010	1,411,715
Jones Lang LaSalle, Inc. (a)	4,515	1,216,070
		2,627,785

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (7.3%):
Alliant Energy Corp.	29,944	$1,840,658
Ameren Corp.	21,420	1,906,594
American Electric Power Co., Inc. (c)	22,068	1,963,390
American Water Works Co., Inc.	8,756	1,653,658
Atmos Energy Corp.	17,185	1,800,472
Avangrid, Inc. (b)	32,934	1,642,748
CenterPoint Energy, Inc.	57,794	1,613,031
CMS Energy Corp.	29,024	1,888,011
Consolidated Edison, Inc. (c)	26,510	2,261,833
Dominion Energy, Inc.	24,868	1,953,630
DTE Energy Co.	16,048	1,918,378
Duke Energy Corp. (c)	19,740	2,070,726
Edison International	27,196	1,856,127
Entergy Corp.	14,965	1,685,807
Essential Utilities, Inc.	32,482	1,743,959
Evergy, Inc. (c)	26,075	1,789,006
Eversource Energy (c)	18,046	1,641,825
Exelon Corp.	35,723	2,063,361
FirstEnergy Corp.	42,212	1,755,597
NextEra Energy, Inc. (c)	17,405	1,624,931
NRG Energy, Inc.	18,270	787,072
PG&E Corp. (a)	110,942	1,346,836
PPL Corp.	63,311	1,903,129
Public Service Enterprise Group, Inc.	27,232	1,817,191
Sempra Energy	12,823	1,696,226
The Southern Co. (c)	30,759	2,109,452
WEC Energy Group, Inc. (c)	18,412	1,787,253
Xcel Energy, Inc. (c)	26,163	1,771,235
		49,892,136
Total Common Stocks (Cost $496,463,580)		684,840,626
Collateral for Securities Loaned^ (1.5%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (d)	233,332	233,332
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	4,582,662	4,582,662
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	116,444	116,444
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	928,488	928,488
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	4,174,664	4,174,664
Total Collateral for Securities Loaned (Cost $10,035,590)		10,035,590
Total Investments (Cost $506,499,170) — 101.1%		694,876,216
Liabilities in excess of other assets — (1.1)%		(7,554,870)
NET ASSETS — 100.00%		$687,321,346

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	3/18/22	$2,112,436	$2,141,325	$28,889
Total unrealized appreciation					$28,889
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$28,889

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Banks (15.5%):
1st Source Corp.	1,441	$71,474
Amerant Bancorp, Inc.	1,755	60,635
Atlantic Union Bankshares Corp.	1,598	59,589
Banc of California, Inc.	3,300	64,746
BancFirst Corp.	1,093	77,122
Banner Corp.	1,004	60,913
Berkshire Hills Bancorp, Inc.	1,885	53,590
Brookline Bancorp, Inc.	4,641	75,138
Byline Bancorp, Inc.	2,551	69,770
City Holding Co.	1,078	88,170
Columbia Banking System, Inc.	1,612	52,745
ConnectOne Bancorp, Inc.	2,029	66,369
Customers Bancorp, Inc.	1,117	73,018
CVB Financial Corp.	3,370	72,152
Dime Community Bancshares, Inc.	1,669	58,682
Eagle Bancorp, Inc.	1,088	63,474
Enterprise Financial Services Corp.	1,389	65,408
FB Financial Corp.	1,541	67,527
First Bancorp/Puerto Rico	4,266	58,785
First Bancorp/Southern Pines NC	1,432	65,471
First Busey Corp.	2,813	76,289
First Commonwealth Financial Corp.	4,614	74,239
First Financial Bancorp	2,368	57,732
First Foundation, Inc.	2,653	65,954
First Interstate BancSystem, Inc., Class A	1,568	63,771
First Merchants Corp.	1,479	61,955
Fulton Financial Corp.	3,965	67,405
German American Bancorp, Inc.	1,843	71,840
Great Western Bancorp, Inc.	1,692	57,460
Heartland Financial USA, Inc.	1,449	73,334
Heritage Financial Corp.	2,508	61,295
Hilltop Holdings, Inc.	1,619	56,892
Hope Bancorp, Inc.	4,133	60,796
Independent Bank Corp.	876	71,420
International Bancshares Corp.	1,397	59,219
Lakeland Bancorp, Inc.	3,810	72,352
Lakeland Financial Corp.	979	78,457
Live Oak Bancshares, Inc.	642	56,040
National Bank Holdings Corp., Class A	1,824	80,147
NBT Bancorp, Inc.	1,904	73,342
OFG Bancorp	2,011	53,412
Old National Bancorp	4,547	82,392
Origin Bancorp, Inc.	1,397	59,959
Park National Corp.	564	77,443
Preferred Bank	1,037	74,446
Renasant Corp.	1,808	68,614
Republic Bancorp, Inc., Class A	1,460	74,226
S&T Bancorp, Inc.	1,971	62,126

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Sandy Spring Bancorp, Inc.	1,405	$67,552
Seacoast Banking Corp. of Florida	1,767	62,534
Silvergate Capital Corp., Class A (a)	165	24,453
Southside Bancshares, Inc. (b)	1,889	78,998
Stock Yards Bancorp, Inc.	1,465	93,584
The Bancorp, Inc. (a)	1,714	43,381
Tompkins Financial Corp. (c)	773	64,607
Towne Bank	2,088	65,960
TriCo Bancshares	1,576	67,705
Triumph Bancorp, Inc. (a)	570	67,876
Trustmark Corp.	1,979	64,238
United Community Banks, Inc.	2,066	74,252
Veritex Holdings, Inc.	1,678	66,751
Washington Trust Bancorp, Inc.	1,245	70,181
WesBanco, Inc.	1,767	61,827
Westamerica Bancorp	1,446	83,478
		4,274,712
Capital Markets (2.3%):
B Riley Financial, Inc.	661	58,736
BGC Partners, Inc., Class A	9,228	42,910
Brightsphere Investment Group, Inc.	2,189	56,038
Cowen, Inc., Class A	1,016	36,678
Donnelley Financial Solutions, Inc. (a)	1,216	57,322
Piper Sandler Cos.	417	74,439
PJT Partners, Inc., Class A	914	67,718
Sculptor Capital Management, Inc.	1,629	34,779
StoneX Group, Inc. (a)	797	48,816
Victory Capital Holdings, Inc., Class A (d)	1,690	61,736
Virtus Investment Partners, Inc.	177	52,587
WisdomTree Investments, Inc.	7,680	47,002
		638,761
Communication Services (2.2%):
AMC Networks, Inc., Class A (a)	602	20,733
Boston Omaha Corp., Class A (a)	990	28,443
Cars.com, Inc. (a)	2,770	44,569
Gray Television, Inc.	2,651	53,444
IDT Corp., Class B (a)	669	29,543
QuinStreet, Inc. (a)	3,042	55,334
Sciplay Corp., Class A (a)	2,040	28,111
Shenandoah Telecommunications Co.	1,088	27,744
TechTarget, Inc. (a)	454	43,430
Telephone & Data Systems, Inc.	2,818	56,783
The EW Scripps Co., Class A (a)	2,643	51,142
Thryv Holdings, Inc. (a)	786	32,328
United States Cellular Corp. (a)	1,876	59,131
WideOpenWest, Inc. (a)	1,839	39,575
Yelp, Inc. (a)	1,153	41,785
		612,095

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (13.1%):
1-800-Flowers.com, Inc., Class A (a)	1,031	$24,094
Abercrombie & Fitch Co. (a)	1,067	37,164
Accel Entertainment, Inc. (a)	4,337	56,468
Adtalem Global Education, Inc. (a)	1,473	43,542
American Axle & Manufacturing Holdings, Inc. (a)	3,858	35,995
America's Car-Mart, Inc. (a)	343	35,123
Arko Corp. (a)	4,633	40,631
Bally's Corp. (a)	674	25,652
Bed Bath & Beyond, Inc. (a) (c)	561	8,179
Big 5 Sporting Goods Corp. (c)	884	16,805
Big Lots, Inc.	769	34,643
Bloomin' Brands, Inc. (a)	1,696	35,582
Boot Barn Holdings, Inc. (a)	442	54,388
Brinker International, Inc. (a)	747	27,333
Carriage Services, Inc.	1,695	109,226
Cavco Industries, Inc. (a)	211	67,024
Century Communities, Inc.	517	42,285
Chuy's Holdings, Inc. (a)	1,235	37,198
Citi Trends, Inc. (a)	429	40,648
Clarus Corp.	2,272	62,980
Conn's, Inc. (a)	1,156	27,189
Denny's Corp. (a)	3,010	48,160
Dine Brands Global, Inc.	539	40,862
Dorman Products, Inc. (a)	662	74,813
El Pollo Loco Holdings, Inc. (a)	3,376	47,905
Ethan Allen Interiors, Inc.	2,080	54,683
Franchise Group, Inc.	1,653	86,220
Funko, Inc., Class A (a)	1,530	28,764
Genesco, Inc. (a)	549	35,229
Gentherm, Inc. (a)	597	51,879
G-III Apparel Group Ltd. (a)	1,353	37,397
Golden Entertainment, Inc. (a)	735	37,140
GoPro, Inc., Class A (a)	3,010	31,033
Green Brick Partners, Inc. (a)	1,587	48,134
Group 1 Automotive, Inc.	258	50,367
Groupon, Inc. (a)	1,122	25,986
GrowGeneration Corp. (a) (b)	734	9,579
Guess?, Inc.	1,599	37,864
Haverty Furniture Cos., Inc.	1,246	38,090
Hibbett, Inc.	392	28,197
Hovnanian Enterprises, Inc., Class A (a)	216	27,495
iRobot Corp. (a)	381	25,100
Jack in the Box, Inc.	622	54,413
Johnson Outdoors, Inc., Class A	524	49,094
Lands' End, Inc. (a)	758	14,880
La-Z-Boy, Inc.	1,648	59,839
Liquidity Services, Inc. (a)	1,002	22,124
Lumber Liquidators Holdings, Inc. (a)	1,970	33,628
M/I Homes, Inc. (a)	674	41,909

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Malibu Boats, Inc., Class A (a)	635	$43,644
MarineMax, Inc. (a)	684	40,383
Monarch Casino & Resort, Inc. (a)	773	57,163
Monro, Inc.	989	57,629
Movado Group, Inc.	1,108	46,348
OneWater Marine, Inc.	929	56,641
Oxford Industries, Inc.	548	55,633
Patrick Industries, Inc.	630	50,835
Perdoceo Education Corp. (a)	5,338	62,775
Ruth's Hospitality Group, Inc. (a)	2,169	43,163
Sally Beauty Holdings, Inc. (a)	1,976	36,477
Shoe Carnival, Inc.	1,127	44,043
Sleep Number Corp. (a)	419	32,095
Smith & Wesson Brands, Inc.	1,346	23,959
Sonic Automotive, Inc., Class A	895	44,258
Standard Motor Products, Inc.	1,502	78,690
Stoneridge, Inc. (a)	2,120	41,849
Strategic Education, Inc.	710	41,066
Stride, Inc. (a)	1,267	42,229
Sturm Ruger & Co., Inc. (b)	754	51,287
The Buckle, Inc.	1,261	53,353
The Children's Place, Inc. (a)	378	29,972
The Lovesac Co. (a)	509	33,726
The ODP Corp. (a)	778	30,560
TravelCenters of America, Inc. (a)	769	39,696
Tri Pointe Homes, Inc. (a)	1,913	53,354
Tupperware Brands Corp. (a)	1,349	20,626
Universal Electronics, Inc. (a)	1,097	44,703
Vista Outdoor, Inc. (a)	888	40,910
Visteon Corp. (a)	457	50,791
Winmark Corp.	374	92,860
Winnebago Industries, Inc.	659	49,372
Workhorse Group, Inc. (a)	1,678	7,316
WW International, Inc. (a)	1,412	22,776
XPEL, Inc. (a)	430	29,360
Zumiez, Inc. (a)	1,097	52,645
		3,605,120
Consumer Finance (1.2%):
Atlanticus Holdings Corp. (a)	430	30,668
Encore Capital Group, Inc. (a)	1,246	77,389
Enova International, Inc. (a)	1,360	55,706
Green Dot Corp., Class A (a)	1,093	39,610
PRA Group, Inc. (a)	1,615	81,089
World Acceptance Corp. (a)	164	40,250
		324,712
Consumer Staples (7.0%):
B&G Foods, Inc. (c)	1,462	44,927
BellRing Brands, Inc., Class A (a) (c)	1,846	52,666
Calavo Growers, Inc.	1,359	57,622

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Cal-Maine Foods, Inc.	2,620	$96,914
Central Garden & Pet Co., Class A (a)	1,677	80,245
e.l.f. Beauty, Inc. (a)	2,017	66,985
Edgewell Personal Care Co.	1,528	69,845
Energizer Holdings, Inc.	1,939	77,754
Fresh Del Monte Produce, Inc.	1,610	44,436
Grocery Outlet Holding Corp. (a)	1,962	55,485
Hostess Brands, Inc. (a)	5,663	115,639
Ingles Markets, Inc., Class A	1,054	91,002
Inter Parfums, Inc.	918	98,134
John B Sanfilippo & Son, Inc.	991	89,349
Medifast, Inc.	190	39,792
MGP Ingredients, Inc.	765	65,017
Nu Skin Enterprises, Inc., Class A	1,120	56,840
PriceSmart, Inc.	885	64,755
SpartanNash Co.	3,033	78,130
Sprouts Farmers Market, Inc. (a)	2,387	70,846
The Andersons, Inc.	1,572	60,852
Tootsie Roll Industries, Inc.	1,463	53,005
TreeHouse Foods, Inc. (a)	1,432	58,039
Turning Point Brands, Inc.	990	37,402
United Natural Foods, Inc. (a)	829	40,687
Universal Corp.	1,484	81,501
USANA Health Sciences, Inc. (a)	667	67,500
Vector Group Ltd.	3,694	42,407
Weis Markets, Inc. (b)	1,160	76,421
		1,934,197
Diversified Financial Services (0.3%):
Cannae Holdings, Inc. (a)	2,073	72,866
Energy (1.3%):
Altus Midstream Co., Class A	651	39,913
Archrock, Inc.	6,990	52,285
Cactus, Inc., Class A	986	37,596
Civitas Resources, Inc.	882	43,192
CONSOL Energy, Inc. (a)	1,183	26,866
Core Laboratories NV	1,320	29,449
Renewable Energy Group, Inc. (a)	587	24,912
Transocean Ltd. (a)	6,164	17,013
Whiting Petroleum Corp. (a)	799	51,679
World Fuel Services Corp. (b)	1,356	35,893
		358,798
Health Care (8.7%):
Addus HomeCare Corp. (a)	585	54,703
Amneal Pharmaceuticals, Inc. (a)	6,098	29,209
Amphastar Pharmaceuticals, Inc. (a)	3,992	92,974
Antares Pharma, Inc. (a)	12,168	43,440
Atrion Corp.	103	72,605
Avanos Medical, Inc. (a)	1,789	62,025
Avid Bioservices, Inc. (a)	1,409	41,115

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
BioLife Solutions, Inc. (a)	579	$21,579
Cara Therapeutics, Inc. (a)	1,702	20,730
Collegium Pharmaceutical, Inc. (a)	1,947	36,370
Community Health Systems, Inc. (a)	2,239	29,801
Corcept Therapeutics, Inc. (a)	3,191	63,182
CorVel Corp. (a)	469	97,552
Cross Country Healthcare, Inc. (a)	1,646	45,693
Cutera, Inc. (a)	700	28,924
Eagle Pharmaceuticals, Inc. (a)	933	47,508
Fulgent Genetics, Inc. (a)	211	21,224
Hanger, Inc. (a)	2,494	45,216
HealthStream, Inc. (a)	2,564	67,587
Innoviva, Inc. (a)	3,888	67,068
Ironwood Pharmaceuticals, Inc. (a)	4,494	52,400
LeMaitre Vascular, Inc.	1,029	51,687
Lexicon Pharmaceuticals, Inc. (a)	2,971	11,706
Ligand Pharmaceuticals, Inc. (a)	242	37,379
Meridian Bioscience, Inc. (a)	1,564	31,906
Mesa Laboratories, Inc.	342	112,207
ModivCare, Inc. (a)	234	34,700
National HealthCare Corp. (b)	860	58,428
National Research Corp.	1,222	50,737
Natus Medical, Inc. (a)	1,957	46,440
NextGen Healthcare, Inc. (a)	3,450	61,375
OPKO Health, Inc. (a)	9,136	43,944
OptimizeRx Corp. (a)	452	28,074
OraSure Technologies, Inc. (a)	3,619	31,449
Organogenesis Holdings, Inc. (a)	1,560	14,414
Owens & Minor, Inc.	707	30,755
Pacira BioSciences, Inc. (a)	970	58,365
Patterson Cos., Inc. (b)	1,927	56,557
Phibro Animal Health Corp., Class A	2,459	50,213
Prestige Consumer Healthcare, Inc. (a)	1,384	83,940
RadNet, Inc. (a)	1,224	36,855
Sage Therapeutics, Inc. (a)	789	33,564
Simulations Plus, Inc.	895	42,334
Supernus Pharmaceuticals, Inc. (a)	1,629	47,502
Surmodics, Inc. (a)	932	44,876
Tactile Systems Technology, Inc. (a)	1,041	19,810
The Joint Corp. (a)	346	22,729
The Pennant Group, Inc. (a)	1,262	29,127
U.S. Physical Therapy, Inc.	389	37,169
uniQure NV (a)	1,310	27,169
Vanda Pharmaceuticals, Inc. (a)	2,625	41,186
Vericel Corp. (a)	617	24,248
Xencor, Inc. (a)	1,392	55,847
		2,397,597
See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (21.8%):
AAR Corp. (a)	1,582	$61,745
ACCO Brands Corp.	5,931	70,736
AeroVironment, Inc. (a)	344	21,338
Air Transport Services Group, Inc. (a)	2,203	64,724
Alamo Group, Inc.	470	69,175
Albany International Corp.	782	69,168
American Woodmark Corp. (a)	732	47,726
Apogee Enterprises, Inc.	1,217	58,599
ArcBest Corp.	625	74,906
Arcosa, Inc.	999	52,647
Argan, Inc.	1,608	62,214
Astec Industries, Inc.	803	55,624
Atlas Air Worldwide Holdings, Inc. (a)	823	77,461
AZZ, Inc.	1,288	71,214
Babcock & Wilcox Enterprises, Inc. (a)	3,657	32,986
Barnes Group, Inc.	1,318	61,406
Boise Cascade Co.	769	54,753
Brady Corp., Class A	1,523	82,090
BrightView Holdings, Inc. (a)	3,782	53,251
CBIZ, Inc. (a)	2,696	105,468
Columbus McKinnon Corp.	1,331	61,572
Comfort Systems USA, Inc.	815	80,636
Construction Partners, Inc., Class A (a)	1,404	41,292
Cornerstone Building Brands, Inc. (a)	2,175	37,932
CRA International, Inc.	566	52,842
CSW Industrials, Inc.	522	63,089
Deluxe Corp.	1,303	41,839
Douglas Dynamics, Inc.	1,521	59,410
Ducommun, Inc. (a)	974	45,554
Dycom Industries, Inc. (a)	488	45,755
Eagle Bulk Shipping, Inc.	630	28,665
Encore Wire Corp.	768	109,901
Energy Recovery, Inc. (a)	2,069	44,463
Enerpac Tool Group Corp.	2,351	47,678
EnPro Industries, Inc.	759	83,543
ESCO Technologies, Inc.	824	74,152
Federal Signal Corp.	1,777	77,015
Forrester Research, Inc. (a)	1,334	78,346
Forward Air Corp.	795	96,267
Franklin Covey Co. (a)	1,293	59,943
Gibraltar Industries, Inc. (a)	681	45,409
Global Industrial Co.	1,206	49,325
GMS, Inc. (a)	996	59,870
GrafTech International Ltd.	3,879	45,889
Great Lakes Dredge & Dock Corp. (a)	4,042	63,540
Griffon Corp.	2,235	63,653
H&E Equipment Services, Inc.	1,287	56,975
Healthcare Services Group	2,069	36,808
Heartland Express, Inc.	5,653	95,083

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Heidrick & Struggles International, Inc.	1,430	$62,534
Helios Technologies, Inc.	817	85,924
Heritage-Crystal Clean, Inc. (a)	1,732	55,459
HNI Corp.	1,546	65,009
Hub Group, Inc., Class A (a)	956	80,533
Huron Consulting Group, Inc. (a)	1,117	55,738
Hyster-Yale Materials Handling, Inc.	728	29,921
ICF International, Inc.	839	86,039
IES Holdings, Inc. (a)	1,042	52,767
Insteel Industries, Inc.	1,306	51,992
Interface, Inc.	3,341	53,289
JELD-WEN Holding, Inc. (a)	1,679	44,258
Kadant, Inc.	327	75,367
KAR Auction Services, Inc. (a)	2,585	40,378
Kelly Services, Inc., Class A	2,856	47,895
Kforce, Inc.	1,151	86,578
Lindsay Corp.	409	62,168
Marten Transport Ltd.	4,576	78,524
Matthews International Corp., Class A	1,724	63,219
McGrath RentCorp	988	79,297
Mercury Systems, Inc. (a)	958	52,747
Meritor, Inc. (a)	2,071	51,319
Moog, Inc., Class A	845	68,420
Mueller Industries, Inc.	1,479	87,793
Mueller Water Products, Inc., Class A	4,772	68,717
MYR Group, Inc. (a)	489	54,059
NV5 Global, Inc. (a)	483	66,712
Omega Flex, Inc.	286	36,308
PAE, Inc. (a)	7,302	72,509
PGT Innovations, Inc. (a)	2,517	56,607
Pitney Bowes, Inc.	2,219	14,712
Primoris Services Corp.	1,839	44,099
Proto Labs, Inc. (a)	462	23,724
Quanex Building Products Corp.	2,604	64,527
REV Group, Inc.	1,963	27,776
Romeo Power, Inc. (a) (c)	3,370	12,300
Rush Enterprises, Inc., Class A	1,519	84,517
SkyWest, Inc. (a)	965	37,924
SPX Corp. (a)	1,052	62,783
Standex International Corp.	660	73,036
Steelcase, Inc., Class A	3,912	45,849
Sterling Construction Co., Inc. (a)	1,587	41,738
Tennant Co.	1,111	90,035
The Gorman-Rupp Co.	1,849	82,373
The Greenbrier Cos., Inc.	1,113	51,076
The Manitowoc Co., Inc. (a)	1,435	26,677
The Shyft Group, Inc.	1,056	51,881
Titan Machinery, Inc. (a)	1,237	41,675
TPI Composites, Inc. (a)	748	11,190
TrueBlue, Inc. (a)	1,663	46,015

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Tutor Perini Corp. (a)	2,618	$32,385
Veritiv Corp. (a)	279	34,197
VSE Corp.	1,086	66,181
Wabash National Corp.	3,515	68,613
		6,001,040
Information Technology (10.4%):
A10 Networks, Inc.	3,031	50,254
ACM Research, Inc., Class A (a)	258	22,000
ADTRAN, Inc.	2,012	45,934
Alpha & Omega Semiconductor Ltd. (a)	1,099	66,555
American Software, Inc., Class A	1,439	37,659
Avaya Holdings Corp. (a)	1,992	39,442
Avid Technology, Inc. (a)	1,096	35,697
Axcelis Technologies, Inc. (a)	661	49,284
Belden, Inc.	846	55,607
Benchmark Electronics, Inc.	2,535	68,698
Calix, Inc. (a)	703	56,219
Cambium Networks Corp. (a)	725	18,582
Cass Information Systems, Inc.	1,776	69,832
ChannelAdvisor Corp. (a)	1,642	40,524
Clearfield, Inc. (a)	683	57,659
Cohu, Inc. (a)	956	36,414
CSG Systems International, Inc.	2,011	115,874
CTS Corp.	1,640	60,221
Digi International, Inc. (a)	2,056	50,516
Ebix, Inc.	810	24,624
EchoStar Corp., Class A (a)	1,760	46,376
ePlus, Inc. (a)	1,200	64,656
Extreme Networks, Inc. (a)	3,610	56,677
FARO Technologies, Inc. (a)	789	55,246
Ichor Holdings Ltd. (a)	745	34,292
InterDigital, Inc.	929	66,544
Kimball Electronics, Inc. (a)	1,739	37,841
Knowles Corp. (a)	4,627	108,040
Methode Electronics, Inc.	1,417	69,674
Mitek Systems, Inc. (a)	1,815	32,216
Napco Security Technologies, Inc. (a)	1,389	69,422
NETGEAR, Inc. (a)	1,408	41,128
NetScout Systems, Inc. (a)	2,736	90,507
OSI Systems, Inc. (a)	1,023	95,344
PC Connection, Inc.	1,294	55,810
Photronics, Inc. (a)	3,687	69,500
Plexus Corp. (a)	819	78,534
Progress Software Corp.	1,545	74,577
Ribbon Communications, Inc. (a)	5,796	35,066
Sanmina Corp. (a)	1,974	81,842
ScanSource, Inc. (a)	1,278	44,832
SMART Global Holdings, Inc. (a)	813	57,715
SolarWinds Corp.	2,278	32,325
Super Micro Computer, Inc. (a)	1,746	76,737

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
TTM Technologies, Inc. (a)	11,219	$167,163
Ultra Clean Holdings, Inc. (a)	688	39,464
Veeco Instruments, Inc. (a)	2,311	65,794
Verra Mobility Corp. (a)	3,499	53,989
Xperi Holding Corp.	2,899	54,820
		2,857,726
Insurance (2.8%):
American Equity Investment Life Holding Co.	2,121	82,549
AMERISAFE, Inc.	1,560	83,975
Argo Group International Holdings Ltd.	1,342	77,984
eHealth, Inc. (a)	803	20,477
Employers Holdings, Inc.	1,885	78,001
Genworth Financial, Inc. (a)	8,772	35,527
HCI Group, Inc.	362	30,241
Horace Mann Educators Corp.	2,043	79,064
Palomar Holdings, Inc. (a)	472	30,571
Safety Insurance Group, Inc. (b)	1,055	89,707
Selectquote, Inc. (a)	2,638	23,900
SiriusPoint Ltd. (a)	7,130	57,967
Stewart Information Services Corp.	1,116	88,979
		778,942
IT Services (0.2%):
Everi Holdings, Inc. (a)	1,820	38,857
Machinery (0.1%):
DMC Global, Inc. (a)	878	34,778
Materials (4.1%):
AdvanSix, Inc.	1,210	57,172
Chase Corp.	598	59,537
Coeur Mining, Inc. (a)	3,726	18,779
GCP Applied Technologies, Inc. (a)	2,643	83,677
Glatfelter Corp.	3,820	65,704
Hawkins, Inc.	1,318	51,995
Innospec, Inc.	740	66,852
Koppers Holdings, Inc. (a)	1,574	49,266
Kronos Worldwide, Inc.	4,771	71,613
Materion Corp.	844	77,597
Minerals Technologies, Inc.	831	60,788
Myers Industries, Inc.	2,718	54,387
O-I Glass, Inc. (a)	2,956	35,561
Orion Engineered Carbons SA (a)	2,817	51,720
Ryerson Holding Corp.	1,240	32,302
Schnitzer Steel Industries, Inc.	813	42,211
Schweitzer-Mauduit International, Inc.	1,527	45,657
Stepan Co.	716	88,992
TimkenSteel Corp. (a)	1,840	30,360
Trinseo PLC (a)	912	47,844
Worthington Industries, Inc.	871	47,609
		1,139,623

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Real Estate (1.6%):
Douglas Elliman, Inc. (a)	1,847	$21,241
Forestar Group, Inc. (a)	3,340	72,645
Marcus & Millichap, Inc. (a)	1,987	102,251
Newmark Group, Inc., Class A	3,395	63,486
RE/MAX Holdings, Inc.	1,839	56,071
Realogy Holdings Corp. (a)	2,072	34,830
The RMR Group, Inc., Class A	1,271	44,078
The St. Joe Co.	1,013	52,727
		447,329
Thrifts & Mortgage Finance (4.1%):
Axos Financial, Inc. (a)	1,257	70,279
Capitol Federal Financial, Inc.	7,681	87,026
Columbia Financial, Inc. (a) (b)	5,302	110,600
Federal Agricultural Mortgage Corp., Class C	686	85,016
Kearny Financial Corp.	5,721	75,803
Merchants Bancorp	1,449	68,581
Meta Financial Group, Inc.	1,172	69,921
NMI Holdings, Inc., Class A (a)	2,447	53,467
Northfield Bancorp, Inc.	4,888	78,990
Northwest Bancshares, Inc. (b)	6,429	91,035
OceanFirst Financial Corp.	2,954	65,579
Premier Financial Corp.	1,944	60,089
Provident Financial Services, Inc.	2,930	70,965
Washington Federal, Inc.	2,154	71,900
WSFS Financial Corp.	1,226	61,447
		1,120,698
Utilities (3.0%):
Avista Corp.	2,091	88,847
Chesapeake Utilities Corp.	698	101,775
MGE Energy, Inc.	1,219	100,263
Middlesex Water Co.	535	64,361
Northwest Natural Holding Co.	1,257	61,316
Otter Tail Corp. (b)	1,728	123,414
SJW Group	1,278	93,550
South Jersey Industries, Inc.	2,110	55,113
The York Water Co.	1,517	75,516
Unitil Corp. (b)	1,356	62,362
		826,517
Total Common Stocks (Cost $23,380,949)		27,464,368
Collateral for Securities Loaned^ (0.5%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (e)	3,370	3,370
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	66,186	66,186
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	1,682	1,682

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	13,410	$13,410
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	60,294	60,294
Total Collateral for Securities Loaned (Cost $144,942)		144,942
Total Investments (Cost $23,525,891) — 100.2%		27,609,310
Liabilities in excess of other assets — (0.2)%		(43,096)
NET ASSETS — 100.00%		$27,566,214

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Affiliated security. (See Note 8 in the Notes to Financial Statements)

(e)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	1	3/18/22	$113,359	$112,140	$(1,219)
Total unrealized appreciation					$—
Total unrealized depreciation					(1,219)
Total net unrealized appreciation (depreciation)					$(1,219)

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Australia (4.7%):
Communication Services (0.5%):
REA Group Ltd.	1,868	$227,786
Telstra Corp. Ltd.	111,911	340,269
		568,055
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	7,050	223,434
Consumer Staples (0.5%):
Coles Group Ltd.	21,757	283,919
Woolworths Group Ltd.	10,009	276,734
		560,653
Energy (0.2%):
Woodside Petroleum Ltd.	13,908	221,859
Financials (1.8%):
ASX Ltd.	5,342	360,988
Australia & New Zealand Banking Group Ltd.	15,527	310,707
Commonwealth Bank of Australia	4,044	297,102
Macquarie Group Ltd.	2,265	338,409
National Australia Bank Ltd.	16,731	350,986
Suncorp Group Ltd.	26,395	212,541
Westpac Banking Corp.	16,796	260,842
		2,131,575
Health Care (0.5%):
CSL Ltd.	1,165	246,362
Sonic Healthcare Ltd.	9,227	312,967
		559,329
Industrials (0.2%):
Brambles Ltd.	41,078	317,626
Materials (0.8%):
BHP Group Ltd. (a)	5,700	172,066
Fortescue Metals Group Ltd.	9,344	130,567
Newcrest Mining Ltd.	11,020	196,230
Rio Tinto Ltd.	2,186	159,185
Wesfarmers Ltd.	7,309	315,272
		973,320
		5,555,851
Austria (0.5%):
Energy (0.2%):
OMV AG	3,570	203,000
Financials (0.2%):
Erste Group Bank AG	6,002	282,530

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Verbund AG	1,422	$160,099
		645,629
Belgium (1.5%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA (a)	3,690	223,350
Financials (0.8%):
Groupe Bruxelles Lambert SA	3,280	366,523
KBC Group NV	2,402	206,340
Sofina SA	603	296,547
		869,410
Health Care (0.2%):
UCB SA	2,264	258,635
Materials (0.3%):
Solvay SA, Class A	2,099	244,206
Umicore SA (a)	2,949	120,017
		364,223
		1,715,618
Canada (12.9%):
Communication Services (1.1%):
BCE, Inc. (a) (b)	9,554	497,113
Rogers Communications, Inc., Class B	5,793	275,864
TELUS Corp. (a) (b)	20,329	478,812
		1,251,789
Consumer Discretionary (0.5%):
Dollarama, Inc.	6,757	338,224
Restaurant Brands International, Inc.	4,158	252,149
		590,373
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc.	5,743	240,654
George Weston Ltd.	3,111	360,736
Loblaw Cos. Ltd.	5,377	440,601
Metro, Inc.	8,613	458,434
		1,500,425
Energy (0.9%):
Canadian Natural Resources Ltd.	5,091	215,144
Enbridge, Inc.	8,656	338,151
Suncor Energy, Inc.	8,476	212,101
TC Energy Corp.	5,993	278,754
		1,044,150
Financials (4.6%):
Bank of Montreal	3,801	409,281
Brookfield Asset Management, Inc., Class A	4,498	271,665
Canadian Imperial Bank of Commerce	4,163	485,321

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Fairfax Financial Holdings Ltd.	582	$286,325
Great-West Lifeco, Inc.	14,939	448,359
Intact Financial Corp.	2,770	360,091
Manulife Financial Corp.	15,528	295,999
National Bank of Canada (a)	5,455	415,939
Power Corp. of Canada	12,239	404,483
Royal Bank of Canada	5,074	538,571
Sun Life Financial, Inc.	7,559	420,801
The Bank of Nova Scotia (a)	7,209	510,410
The Toronto-Dominion Bank (a)	6,662	510,817
		5,358,062
Industrials (1.2%):
Canadian National Railway Co.	2,197	269,900
Canadian Pacific Railway Ltd.	3,386	243,563
Thomson Reuters Corp.	2,313	276,635
Waste Connections, Inc.	3,053	416,142
WSP Global, Inc.	1,664	241,588
		1,447,828
Information Technology (0.8%):
CGI, Inc. (c)	3,548	313,760
Constellation Software, Inc.	144	267,204
Open Text Corp.	5,989	284,297
Shopify, Inc., Class A (c)	75	103,279
		968,540
Materials (1.0%):
Aginco Eagle Mines Ltd. (a)	3,054	162,238
Barrick Gold Corp.	9,225	175,412
First Quantum Minerals Ltd.	4,813	115,188
Franco-Nevada Corp.	1,523	210,653
Nutrien Ltd.	3,649	274,309
Teck Resources Ltd., Class B	5,180	149,199
Wheaton Precious Metals Corp.	3,591	154,111
		1,241,110
Utilities (1.5%):
Emera, Inc.	12,263	612,956
Fortis, Inc. (a)	12,403	598,478
Hydro One Ltd. (d)	20,039	521,414
		1,732,848
		15,135,125
Denmark (2.4%):
Consumer Discretionary (0.1%):
Pandora A/S	1,345	167,919
Consumer Staples (0.3%):
Carlsberg A/S, Class B	1,683	291,057

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (0.4%):
Danske Bank A/S	12,152	$210,156
Tryg A/S	11,314	279,766
		489,922
Health Care (0.7%):
Coloplast A/S, Class B	1,309	230,686
Demant A/S (a) (c)	2,879	147,714
Genmab A/S (c)	435	175,167
Novo Nordisk A/S, Class B	2,509	282,355
		835,922
Industrials (0.4%):
AP Moller — Maersk A/S, Class B	56	201,066
DSV A/S	913	213,530
Vestas Wind Systems A/S (a)	2,958	90,580
		505,176
Materials (0.4%):
Christian Hansen Holding A/S	2,489	196,416
Novozymes A/S, B Shares	3,202	263,369
		459,785
Utilities (0.1%):
Orsted A/S (d)	916	117,137
		2,866,918
Finland (1.6%):
Consumer Staples (0.2%):
Kesko Oyj, Class B	6,096	203,609
Energy (0.1%):
Neste Oyj	3,031	149,613
Financials (0.5%):
Nordea Bank Abp	23,688	289,773
Sampo Oyj, A Shares	6,086	305,260
		595,033
Industrials (0.2%):
Kone Oyj, Class B	3,336	239,406
Materials (0.4%):
Stora Enso Oyj, Class R	10,703	196,654
UPM-Kymmene Oyj	6,378	242,942
		439,596
Utilities (0.2%):
Fortum Oyj	8,760	269,153
		1,896,410

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
France (9.0%):
Communication Services (0.5%):
Orange SA	29,145	$312,310
Publicis Groupe SA	3,632	244,771
Vivendi SE	5,141	69,586
		626,667
Consumer Discretionary (0.9%):
Cie Generale des Etablissements Michelin SCA	1,674	274,703
Hermes International	195	340,972
Kering SA	252	202,792
LVMH Moet Hennessy Louis Vuitton SE	324	268,147
		1,086,614
Consumer Staples (1.0%):
Carrefour SA	9,960	182,605
Danone SA	3,751	233,106
L'Oreal SA	702	333,207
Pernod Ricard SA	1,641	395,104
		1,144,022
Energy (0.4%):
Bollore SA	38,482	215,534
TotalEnergies SE	5,459	277,353
		492,887
Financials (1.2%):
Amundi SA (d)	2,912	240,504
AXA SA	9,641	287,387
BNP Paribas SA	3,170	219,301
CNP Assurances	11,343	280,854
Credit Agricole SA	14,827	211,831
Societe Generale SA	5,412	186,093
		1,425,970
Health Care (0.6%):
BioMerieux	1,658	235,744
Sanofi	3,284	331,155
Sartorius Stedim Biotech	319	175,182
		742,081
Industrials (2.4%):
Airbus SE (c)	1,272	162,701
Alstom SA	4,410	156,734
Bouygues SA	6,449	231,184
Bureau Veritas SA	12,434	413,037
Cie de Saint-Gobain	3,167	223,060
Legrand SA	2,802	328,228
Safran SA	1,513	185,433
Schneider Electric SE	1,569	308,038
Teleperformance	645	287,832

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Thales SA	2,799	$238,340
Vinci SA	2,250	237,979
		2,772,566
Information Technology (0.8%):
Capgemini SE	1,272	312,052
Dassault Systemes SE	4,998	297,628
Edenred	4,311	199,102
Worldline SA (c) (d)	2,267	126,482
		935,264
Materials (0.6%):
Air Liquide SA	2,092	365,135
EssilorLuxottica SA	1,460	311,203
		676,338
Utilities (0.6%):
Electricite de France SA	11,415	134,236
Engie SA	19,160	283,857
Veolia Environnement SA	6,889	252,996
		671,089
		10,573,498
Germany (6.7%):
Communication Services (0.2%):
Deutsche Telekom AG	14,593	270,785
Consumer Discretionary (1.0%):
adidas AG	525	151,327
Bayerische Motoren Werke AG	2,183	219,908
Continental AG (c)	1,425	151,044
Daimler AG	2,396	184,358
HelloFresh SE (c)	1,150	88,420
Puma SE	1,930	236,189
Zalando SE (c) (d)	1,500	121,478
		1,152,724
Consumer Staples (0.2%):
Beiersdorf AG	2,612	268,744
Financials (1.1%):
Allianz SE, Registered Shares	1,118	264,282
Deutsche Bank AG, Registered Shares (c)	13,432	168,475
Deutsche Boerse AG	1,803	301,927
Hannover Rueck SE	1,546	294,177
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	827	245,248
		1,274,109
Health Care (0.8%):
Carl Zeiss Meditec AG	1,167	245,574
Fresenius Medical Care AG & Co. KGaA	3,212	208,934
Fresenius SE & Co. KGaA	4,941	199,118
Merck KGaA	1,039	268,494
		922,120

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (1.2%):
Brenntag SE	3,128	$283,376
Daimler Truck Holding AG (c)	1,198	44,037
Deutsche Post AG, Registered Shares	3,401	218,905
KION Group AG	1,974	216,809
Knorr-Bremse AG	1,817	179,749
MTU Aero Engines AG	752	153,580
Rational AG	132	135,301
Siemens AG, Registered Shares	1,286	223,520
		1,455,277
Information Technology (0.4%):
Infineon Technologies AG	3,910	181,428
SAP SE	1,851	263,185
		444,613
Materials (1.1%):
BASF SE	3,435	241,584
Covestro AG (d)	3,020	186,337
Evonik Industries AG	9,693	314,151
HeidelbergCement AG	2,556	173,187
Symrise AG (a)	2,250	333,749
		1,249,008
Real Estate (0.2%):
Vonovia SE	4,134	228,247
Utilities (0.5%):
E.ON SE	23,843	330,924
RWE AG	5,596	227,553
		558,477
		7,824,104
Hong Kong (3.2%):
Consumer Staples (0.1%):
WH Group Ltd. (d)	172,482	108,170
Financials (0.5%):
AIA Group Ltd.	14,208	143,222
Hang Seng Bank Ltd.	17,172	314,268
Hong Kong Exchanges and Clearing Ltd.	2,358	137,719
		595,209
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	173,204	121,285
Industrials (0.5%):
CK Hutchison Holdings Ltd.	32,566	210,082
Jardine Matheson Holdings Ltd.	3,500	192,535
SITC International Holdings Co. Ltd.	24,000	86,799
Techtronic Industries Co. Ltd.	5,454	108,558
Xinyi Glass Holdings Ltd.	24,000	60,021
		657,995

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Real Estate (0.8%):
CK Asset Holdings Ltd.	35,035	$220,842
Henderson Land Development Co. Ltd.	61,158	260,404
New World Development Co. Ltd.	54,368	215,107
Sun Hung Kai Properties Ltd.	19,066	231,316
		927,669
Utilities (1.2%):
CK Infrastructure Holdings Ltd.	46,154	293,890
CLP Holdings Ltd.	43,638	440,729
Hong Kong and China Gas Co. Ltd.	203,239	316,433
Power Assets Holdings Ltd. (b)	54,882	342,075
		1,393,127
		3,803,455
Ireland (0.9%):
Consumer Staples (0.2%):
Kerry Group PLC	1,904	245,470
Industrials (0.3%):
Experian PLC	5,353	263,112
Kingspan Group PLC	1,280	153,000
		416,112
Materials (0.4%):
CRH PLC	4,046	214,268
Smurfit Kappa Group PLC	4,052	223,443
		437,711
		1,099,293
Israel (0.5%):
Financials (0.3%):
Bank Leumi Le-Israel BM	34,975	376,651
Information Technology (0.2%):
Nice Ltd. (c)	696	213,252
		589,903
Italy (2.7%):
Consumer Discretionary (0.2%):
Moncler SpA	3,331	242,763
Financials (0.9%):
Assicurazioni Generali SpA	15,682	332,588
Intesa Sanpaolo SpA	95,114	246,223
Poste Italiane SpA (d)	18,952	248,974
UniCredit SpA	14,337	221,054
		1,048,839

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Health Care (0.5%):
Amplifon SpA (a)	3,550	$191,760
DiaSorin SpA	801	152,690
Recordati Industria Chimica e Farmaceutica SpA	4,151	266,989
		611,439
Industrials (0.2%):
Atlantia SpA (c)	11,050	219,571
Information Technology (0.1%):
Nexi SpA (a) (c) (d)	9,709	154,627
Utilities (0.8%):
Enel SpA	27,368	219,522
Snam SpA	59,821	360,929
Terna — Rete Elettrica Nazionale	39,201	317,471
		897,922
		3,175,161
Japan (17.7%):
Communication Services (1.3%):
KDDI Corp.	9,100	266,013
Nexon Co. Ltd.	8,000	154,700
Nintendo Co. Ltd. (b)	400	186,592
Nippon Telegraph & Telephone Corp.	11,100	304,017
Softbank Corp.	29,600	374,343
SoftBank Group Corp.	2,800	132,295
Z Holdings Corp.	23,800	138,111
		1,556,071
Consumer Discretionary (2.6%):
Bandai Namco Holdings, Inc.	2,700	211,145
Bridgestone Corp.	4,500	193,640
Denso Corp.	2,400	198,849
Fast Retailing Co. Ltd.	300	170,359
Honda Motor Co. Ltd.	6,500	182,549
Nitori Holdings Co. Ltd.	1,200	179,723
Pan Pacific International Holdings Corp.	10,400	143,507
Panasonic Corp.	15,700	172,685
Sekisui House Ltd.	12,200	261,906
Shimano, Inc.	700	186,610
Sony Group Corp.	1,600	201,374
Subaru Corp.	10,900	194,951
Suzuki Motor Corp.	3,900	150,188
Toyota Industries Corp.	2,400	191,775
Toyota Motor Corp.	13,500	247,146
ZOZO, Inc.	3,600	112,373
		2,998,780

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (1.5%):
Asahi Group Holdings Ltd.	4,600	$178,944
Japan Tobacco, Inc.	15,600	315,025
Kao Corp.	4,500	235,506
Kikkoman Corp.	2,300	193,383
Kirin Holdings Co. Ltd.	15,900	255,346
Seven & i Holdings Co. Ltd.	4,500	197,826
Suntory Beverage & Food Ltd.	5,200	188,088
Unicharm Corp.	4,800	208,636
		1,772,754
Energy (0.4%):
Ajinomoto Co., Inc.	7,600	231,086
ENEOS Holdings, Inc.	57,700	215,879
		446,965
Financials (2.5%):
Dai-ichi Life Holdings, Inc.	9,000	181,980
Japan Exchange Group, Inc.	7,400	162,014
Japan Post Bank Co. Ltd.	28,300	259,599
Japan Post Holdings Co. Ltd.	28,000	218,332
Mitsubishi UFJ Financial Group, Inc.	42,200	229,291
Mizuho Financial Group, Inc.	19,070	242,582
MS&AD Insurance Group Holdings, Inc.	8,400	259,209
Nomura Holdings, Inc.	36,700	160,094
ORIX Corp.	10,400	212,277
Sompo Holdings, Inc.	6,100	257,716
Sumitomo Mitsui Financial Group, Inc.	6,900	236,559
Sumitomo Mitsui Trust Holdings, Inc.	7,300	243,926
Tokio Marine Holdings, Inc.	5,100	283,447
		2,947,026
Health Care (2.2%):
Astellas Pharma, Inc.	12,800	208,177
Chugai Pharmaceutical Co. Ltd.	5,000	162,377
Daiichi Sankyo Co. Ltd.	7,400	188,201
Eisai Co. Ltd.	1,500	85,179
Hoya Corp.	1,200	178,524
Kyowa Kirin Co. Ltd.	5,900	160,825
M3, Inc.	2,200	110,813
Olympus Corp.	7,800	179,690
Ono Pharmaceutical Co. Ltd.	9,400	233,427
Otsuka Holdings Co. Ltd.	5,600	202,994
Shionogi & Co. Ltd.	3,400	240,196
Sysmex Corp.	1,400	189,288
Takeda Pharmaceutical Co. Ltd.	8,500	231,845
Terumo Corp.	5,000	211,286
		2,582,822

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (3.1%):
Daikin Industries Ltd.	700	$158,795
FANUC Corp.	800	169,585
Hitachi Ltd.	3,300	178,758
ITOCHU Corp.	8,900	272,239
Komatsu Ltd.	8,000	187,358
Kubota Corp.	9,000	199,822
Makita Corp.	3,400	144,354
Marubeni Corp.	21,900	213,173
Mitsubishi Corp.	8,400	266,732
Mitsubishi Electric Corp.	16,000	202,904
Mitsui & Co. Ltd.	8,700	206,021
Nidec Corp.	1,600	188,088
Nippon Yusen KK	1,400	106,634
Recruit Holdings Co. Ltd.	2,700	163,676
Secom Co. Ltd.	3,500	243,031
SG Holdings Co. Ltd.	6,800	159,224
SMC Corp.	300	202,391
Toshiba Corp.	3,000	123,381
Toyota Tsusho Corp.	3,600	165,899
Yaskawa Electric Corp.	3,500	171,637
		3,723,702
Information Technology (2.8%):
Advantest Corp.	1,700	161,116
Canon, Inc. (a)	7,600	185,093
FUJIFILM Holdings Corp.	2,600	192,745
Fujitsu Ltd.	1,000	171,550
Keyence Corp.	300	188,540
Kyocera Corp.	3,700	231,214
Lasertec Corp.	500	153,421
Murata Manufacturing Co. Ltd.	2,400	191,086
NEC Corp.	3,100	143,127
Nomura Research Institute Ltd.	4,778	205,021
NTT Data Corp.	10,900	233,714
Obic Co. Ltd.	1,000	187,810
Omron Corp.	2,200	219,216
Renesas Electronics Corp. (c)	12,300	152,186
Shimadzu Corp.	4,500	189,962
TDK Corp.	5,400	210,816
Tokyo Electron Ltd.	400	230,519
		3,247,136
Materials (0.7%):
Asahi Kasei Corp.	19,600	184,224
Mitsubishi Chemical Holdings Corp.	22,700	168,163
Nippon Paint Holdings Co. Ltd.	10,400	113,395
Nippon Steel Corp.	6,200	101,267
Shin-Etsu Chemical Co. Ltd.	1,300	225,163
		792,212

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	7,200	$207,092
Mitsubishi Estate Co. Ltd.	15,600	216,279
Mitsui Fudosan Co. Ltd.	8,600	170,377
Sumitomo Realty & Development Co. Ltd.	5,400	158,840
		752,588
		20,820,056
Korea, Republic Of (3.2%):
Communication Services (0.4%):
Kakao Corp.	1,152	109,036
NAVER Corp.	445	141,707
NCSoft Corp.	247	133,620
SK Telecom Co. Ltd.	2,162	105,317
		489,680
Consumer Discretionary (0.4%):
Hyundai Mobis Co. Ltd.	539	115,410
Hyundai Motor Co.	760	133,636
Kia Corp.	1,669	115,423
LG Electronics, Inc.	757	87,890
		452,359
Consumer Staples (0.2%):
Amorepacific Corp.	882	123,922
LG Household & Health Care Ltd.	168	155,053
		278,975
Financials (0.5%):
KB Financial Group, Inc.	3,910	180,927
Samsung Life Insurance Co. Ltd.	3,095	166,910
Shinhan Financial Group Co. Ltd.	6,463	200,100
		547,937
Health Care (0.3%):
Celltrion Healthcare Co. Ltd.	1,148	77,427
Celltrion, Inc.	507	84,447
Samsung Biologics Co. Ltd. (c) (d)	206	156,502
		318,376
Industrials (0.4%):
HMM Co. Ltd. (c)	2,362	53,456
LG Corp.	1,551	105,566
Samsung C&T Corp.	1,526	152,780
SK, Inc.	615	129,871
		441,673
Information Technology (0.7%):
Samsung Electro-Mechanics Co. Ltd.	1,054	175,135
Samsung Electronics Co. Ltd.	3,627	238,932
Samsung SDI Co. Ltd.	222	122,337
See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
SK Hynix, Inc.	1,617	$178,215
SK Square Co. Ltd. (c)	1,397	78,042
		792,661
Materials (0.2%):
LG Chem Ltd.	204	105,553
POSCO	527	121,707
		227,260
Utilities (0.1%):
Korea Electric Power Corp.	8,745	162,598
		3,711,519
Luxembourg (0.6%):
Energy (0.1%):
Tenaris SA	15,059	157,888
Health Care (0.2%):
Eurofins Scientific SE	1,543	191,112
Materials (0.1%):
ArcelorMittal SA	4,209	134,857
Real Estate (0.2%):
Aroundtown SA (a)	29,603	179,283
		663,140
Netherlands (4.0%):
Communication Services (0.3%):
Koninklijke KPN NV	77,678	241,409
Universal Music Group NV	5,141	145,025
		386,434
Consumer Discretionary (0.1%):
Prosus NV	1,645	137,697
Consumer Staples (1.0%):
Davide Campari-Milano NV	21,794	318,935
Heineken Holding NV	3,050	281,761
Heineken NV	2,489	280,116
Koninklijke Ahold Delhaize NV	9,447	324,084
		1,204,896
Financials (0.8%):
ABN AMRO Bank NV (d)	11,732	172,501
Euronext NV (d)	2,193	227,806
ING Groep NV	13,153	183,303
NN Group NV	5,451	295,439
		879,049
Health Care (0.2%):
Koninklijke Philips NV	5,730	213,726

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (0.5%):
Randstad NV	3,520	$240,589
Wolters Kluwer NV	2,985	352,044
		592,633
Information Technology (0.6%):
Adyen NV (c) (d)	47	123,676
ASM International NV	407	180,095
ASML Holding NV	222	178,600
STMicroelectronics NV	4,378	216,151
		698,522
Materials (0.5%):
Akzo Nobel NV	2,389	262,444
Koninklijke DSM NV	1,561	351,852
		614,296
		4,727,253
New Zealand (0.3%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	7,259	162,825
Information Technology (0.1%):
Xero Ltd. (c)	1,417	145,786
		308,611
Norway (1.4%):
Communication Services (0.3%):
Telenor ASA	21,135	332,767
Consumer Staples (0.2%):
Mowi ASA	9,429	223,544
Financials (0.5%):
DNB Bank ASA	12,303	282,317
Gjensidige Forsikring ASA	12,992	315,837
		598,154
Materials (0.4%):
Norsk Hydro ASA	22,953	181,269
Yara International ASA	5,235	264,637
		445,906
		1,600,371
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	12,126	277,464
Utilities (0.2%):
EDP — Energias de Portugal SA (a)	39,480	217,168
		494,632

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Singapore (1.4%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	178,700	$307,715
Consumer Staples (0.2%):
Wilmar International Ltd.	89,800	275,939
Financials (0.9%):
DBS Group Holdings Ltd.	13,500	327,254
Oversea-Chinese Banking Corp. Ltd.	38,700	327,455
United Overseas Bank Ltd.	19,800	395,324
		1,050,033
		1,633,687
Spain (1.5%):
Communication Services (0.2%):
Telefonica SA	40,956	179,596
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	6,732	218,645
Energy (0.2%):
Repsol SA	15,687	186,366
Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	26,344	157,447
Banco Santander SA	48,195	161,330
CaixaBank SA	60,825	167,152
		485,929
Health Care (0.1%):
Grifols SA	8,637	165,920
Utilities (0.4%):
Endesa SA	10,472	240,810
Iberdrola SA	22,550	267,233
		508,043
		1,744,499
Sweden (5.0%):
Consumer Discretionary (0.3%):
Evolution AB (d)	720	102,520
Hennes & Mauritz AB, Class B	10,833	213,566
		316,086
Consumer Staples (0.5%):
Essity AB, Class B	9,886	323,295
Swedish Match AB	28,973	231,001
		554,296
Financials (1.5%):
EQT AB	2,691	146,868
Industrivarden AB, Class C	7,971	250,699
Investor AB, Class B	12,643	318,769

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
L E Lundbergforetagen AB, Class B	4,458	$250,710
Skandinaviska Enskilda Banken AB, Class A	19,766	275,385
Svenska Handelsbanken AB, Class A	24,777	268,424
Swedbank AB, Class A	13,133	264,754
		1,775,609
Industrials (1.9%):
Alfa Laval AB	5,850	235,995
Assa Abloy AB, Class B	8,041	245,868
Atlas Copco AB, Class A	3,601	249,475
Epiroc AB, Class A	10,282	260,891
Indutrade AB	7,011	215,150
Lifco AB, Class B	7,371	220,893
Nibe Industrier AB, Class B	13,037	197,366
Sandvik AB	7,973	222,958
Skanska AB, Class B	8,279	214,651
Volvo AB, Class B	9,338	216,729
		2,279,976
Information Technology (0.4%):
Hexagon AB, Class B	14,923	237,318
Sinch AB (c) (d)	4,811	61,303
Telefonaktiebolaget LM Ericsson, Class B	18,540	204,816
		503,437
Materials (0.2%):
Svenska Cellulosa AB SCA, Class B	13,732	244,373
Real Estate (0.2%):
Fastighets AB Balder, Class B (c)	3,297	237,904
		5,911,681
Switzerland (8.1%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	623	351,955
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered Shares	1,923	289,115
The Swatch Group AG	815	249,627
		538,742
Consumer Staples (1.3%):
Barry Callebaut AG, Registered Shares	147	357,616
Chocoladefabriken Lindt & Spruengli AG	27	374,366
Coca-Cola HBC AG	7,901	273,193
Nestle SA, Registered Shares	3,440	481,275
		1,486,450
Financials (1.6%):
Credit Suisse Group AG, Registered Shares	17,653	171,937
Julius Baer Group Ltd.	3,482	233,866
Partners Group Holding AG	154	255,709
Swiss Life Holding AG	558	342,433

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Swiss Re AG	2,952	$292,510
UBS Group AG	14,721	265,362
Zurich Insurance Group AG	732	321,762
		1,883,579
Health Care (1.4%):
Alcon, Inc.	2,692	238,612
Lonza Group AG, Registered Shares	309	258,354
Novartis AG, Registered Shares	3,975	350,327
Roche Holding AG	801	333,362
Sonova Holding AG	519	203,862
Straumann Holding AG, Class R	113	240,291
		1,624,808
Industrials (1.6%):
ABB Ltd., Registered Shares	7,610	291,568
Geberit AG, Registered Shares	411	336,236
Kuehne + Nagel International AG, Class R	679	219,450
Schindler Holding AG	928	250,109
SGS SA, Registered Shares	146	488,376
VAT Group AG (d)	505	251,918
		1,837,657
Information Technology (0.2%):
Logitech International SA, Class R	1,648	139,091
Temenos AG	1,002	138,657
		277,748
Materials (1.3%):
EMS-Chemie Holding AG	299	335,140
Givaudan SA, Registered Shares	72	378,773
Glencore PLC	34,394	174,523
Holcim Ltd.	4,910	250,701
Sika AG, Registered Shares	837	349,355
		1,488,492
		9,489,431
United Kingdom (9.4%):
Communication Services (0.2%):
BT Group PLC	75,197	172,542
Consumer Discretionary (0.6%):
Entain PLC (c)	4,970	113,198
JD Sports Fashion PLC (c)	59,360	174,964
Next PLC	1,824	201,177
Persimmon PLC	4,655	179,918
		669,257
Consumer Staples (1.4%):
Associated British Foods PLC	7,931	215,520
British American Tobacco PLC	6,741	249,368
Diageo PLC	6,251	341,427

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Imperial Brands PLC	11,121	$243,285
Tesco PLC	83,653	328,191
Unilever PLC	5,236	279,575
		1,657,366
Energy (0.3%):
BP PLC	40,712	182,092
Royal Dutch Shell PLC, Class A	9,688	212,632
		394,724
Financials (2.2%):
3i Group PLC	13,045	255,805
Admiral Group PLC	5,636	240,792
Aviva PLC	45,011	249,990
Barclays PLC	67,015	169,594
HSBC Holdings PLC	40,790	247,661
Legal & General Group PLC	53,047	213,572
Lloyds Banking Group PLC	304,337	196,870
London Stock Exchange Group PLC	1,667	156,339
NatWest Group PLC	61,160	186,808
Schroders PLC	5,384	259,389
St James's Place PLC	10,989	250,362
Standard Chartered PLC	32,110	194,851
		2,622,033
Health Care (0.7%):
AstraZeneca PLC	2,244	263,535
GlaxoSmithKline PLC (b)	15,314	332,961
Smith & Nephew PLC	11,266	197,212
		793,708
Industrials (2.0%):
Ashtead Group PLC	3,224	259,254
BAE Systems PLC	37,021	275,454
Bunzl PLC	7,504	292,978
Ferguson PLC	2,014	357,185
Intertek Group PLC	3,285	250,288
RELX PLC	10,092	328,055
Rentokil Initial PLC	31,784	251,199
Rolls-Royce Holdings PLC (c)	77,479	128,844
Spirax-Sarco Engineering PLC	1,204	261,516
		2,404,773
Information Technology (0.4%):
AVEVA Group PLC	3,464	159,575
Halma PLC	6,682	289,370
		448,945
Materials (1.1%):
Anglo American PLC	3,173	129,508
Antofagasta PLC	7,936	143,753
BHP Group PLC	5,845	173,982

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Croda International PLC	2,413	$330,472
Evraz PLC (b)	19,937	162,317
Mondi PLC	8,543	211,110
Rio Tinto PLC	2,286	151,342
		1,302,484
Utilities (0.5%):
National Grid PLC	25,202	361,456
SSE PLC	10,176	227,088
		588,544
		11,054,376
Total Common Stocks (Cost $94,836,435)		117,040,221
Collateral for Securities Loaned^ (3.4%)
United States (3.4%):
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (e)	93,591	93,591
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	1,838,143	1,838,143
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	46,707	46,707
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	372,424	372,424
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	1,674,491	1,674,491
Total Collateral for Securities Loaned (Cost $4,025,356)		4,025,356
Total Investments (Cost $98,861,791) — 103.0%		121,065,577
Liabilities in excess of other assets — (3.0)%		(3,536,178)
NET ASSETS — 100.00%		$117,529,399

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Non-income producing security.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $2,921,349 and amounted to 2.5% of net assets.

(e)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	2	3/18/22	$228,373	$232,180	$3,807
Total unrealized appreciation					$3,807
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$3,807

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)
Communication Services (3.0%):
Omnicom Group, Inc.	28,041	$2,054,564
The Interpublic Group of Cos., Inc.	47,544	1,780,523
Verizon Communications, Inc.	67,757	3,520,654
		7,355,741
Consumer Discretionary (4.2%):
Genuine Parts Co.	18,887	2,647,957
Hasbro, Inc.	21,403	2,178,397
Newell Brands, Inc.	72,122	1,575,145
VF Corp.	23,224	1,700,461
Whirlpool Corp.	8,224	1,929,844
		10,031,804
Consumer Staples (19.2%):
Altria Group, Inc.	49,472	2,344,478
Archer-Daniels-Midland Co.	43,143	2,916,035
Bunge Ltd.	24,810	2,316,262
Campbell Soup Co.	55,447	2,409,727
Conagra Brands, Inc.	77,557	2,648,571
Costco Wholesale Corp.	7,154	4,061,326
General Mills, Inc.	48,850	3,291,513
Kellogg Co.	43,373	2,794,089
Kimberly-Clark Corp.	23,672	3,383,202
PepsiCo, Inc.	23,324	4,051,612
Philip Morris International, Inc.	31,196	2,963,620
The Clorox Co.	12,866	2,243,316
The Coca-Cola Co.	63,267	3,746,039
The J.M. Smucker Co.	20,010	2,717,758
The Kraft Heinz Co.	67,910	2,437,969
Walgreens Boots Alliance, Inc.	38,015	1,982,862
		46,308,379
Energy (5.0%):
Chevron Corp.	20,912	2,454,023
ConocoPhillips	25,871	1,867,369
Devon Energy Corp.	34,066	1,500,607
Kinder Morgan, Inc.	125,613	1,992,222
ONEOK, Inc.	31,401	1,845,123
The Williams Cos., Inc.	90,273	2,350,709
		12,010,053
Financials (20.4%):
American Financial Group, Inc.	11,216	1,540,181
American International Group, Inc.	32,229	1,832,541
Apollo Global Management, Inc.	31,996	2,317,470
Blackstone, Inc.	18,198	2,354,639
Citigroup, Inc.	26,800	1,618,452
Citizens Financial Group, Inc.	36,081	1,704,827
CME Group, Inc.	11,642	2,659,731

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
CNA Financial Corp.	53,091	$2,340,251
Everest Re Group Ltd.	8,439	2,311,611
Fidelity National Financial, Inc.	42,242	2,204,188
Fifth Third Bancorp	42,731	1,860,935
Franklin Resources, Inc.	47,237	1,581,967
Huntington Bancshares, Inc.	105,029	1,619,547
Invesco Ltd.	57,049	1,313,268
KeyCorp	79,711	1,843,716
Lincoln National Corp.	20,877	1,425,064
M&T Bank Corp.	12,063	1,852,636
MetLife, Inc.	32,651	2,040,361
Northern Trust Corp.	17,635	2,109,322
Principal Financial Group, Inc.	28,285	2,045,854
Prudential Financial, Inc.	19,565	2,117,716
Regions Financial Corp.	79,475	1,732,555
The PNC Financial Services Group, Inc.	10,412	2,087,814
Truist Financial Corp.	32,295	1,890,872
U.S. Bancorp	34,438	1,934,383
UWM Holdings Corp.	129,581	767,120
		49,107,021
Health Care (8.3%):
AbbVie, Inc.	23,004	3,114,741
Amgen, Inc.	11,450	2,575,906
Cardinal Health, Inc.	35,912	1,849,109
Gilead Sciences, Inc. (a)	35,880	2,605,247
Johnson & Johnson (a)	20,769	3,552,953
Merck & Co., Inc.	40,137	3,076,100
Pfizer, Inc.	55,516	3,278,220
		20,052,276
Industrials (3.4%):
3M Co.	14,871	2,641,536
Lockheed Martin Corp.	8,731	3,103,085
Watsco, Inc.	7,728	2,417,936
		8,162,557
Information Technology (7.3%):
Broadcom, Inc.	3,727	2,479,983
Cisco Systems, Inc.	50,862	3,223,125
Corning, Inc.	50,872	1,893,965
Hewlett Packard Enterprise Co.	126,947	2,001,954
HP, Inc.	62,653	2,360,139
Intel Corp.	29,594	1,524,091
International Business Machines Corp.	16,778	2,242,547
Kyndryl Holdings, Inc. (b)	3,354	60,707
Seagate Technology Holdings PLC	15,189	1,716,053
		17,502,564
Materials (4.7%):
Dow, Inc.	28,385	1,609,997
Eastman Chemical Co.	17,230	2,083,279

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
International Paper Co.	35,922	$1,687,616
LyondellBasell Industries NV, Class A	17,089	1,576,118
Newmont Corp.	33,376	2,069,980
Packaging Corp. of America	17,097	2,327,757
Sylvamo Corp. (b)	3,264	91,033
		11,445,780
Utilities (24.0%):
Alliant Energy Corp.	47,383	2,912,633
American Electric Power Co., Inc. (a)	34,927	3,107,455
Avangrid, Inc. (c)	52,116	2,599,546
CMS Energy Corp.	45,930	2,987,746
Consolidated Edison, Inc. (a)	41,955	3,579,601
Dominion Energy, Inc.	39,384	3,094,007
DTE Energy Co.	25,402	3,036,555
Duke Energy Corp. (a)	31,247	3,277,810
Edison International	43,044	2,937,753
Entergy Corp.	23,690	2,668,678
Evergy, Inc. (a)	41,257	2,830,643
Exelon Corp.	56,534	3,265,404
FirstEnergy Corp.	66,790	2,777,796
NRG Energy, Inc.	28,908	1,245,357
PPL Corp.	100,193	3,011,802
Public Service Enterprise Group, Inc.	43,096	2,875,796
Sempra Energy	20,285	2,683,300
The Southern Co. (a)	48,679	3,338,406
WEC Energy Group, Inc. (a)	29,136	2,828,232
Xcel Energy, Inc. (a)	41,405	2,803,118
		57,861,638
Total Common Stocks (Cost $207,436,489)		239,837,813
Collateral for Securities Loaned^ (0.9%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (d)	51,436	51,436
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	1,010,214	1,010,214
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	25,669	25,669
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	204,678	204,678
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	920,273	920,273
Total Collateral for Securities Loaned (Cost $2,212,270)		2,212,270
Total Investments (Cost $209,648,759) — 100.4%		242,050,083
Liabilities in excess of other assets — (0.4)%		(989,440)
NET ASSETS — 100.00%		$241,060,643

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  Non-income producing security.

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

(c)  All or a portion of this security is on loan.

(d)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	3/18/22	$704,825	$713,775	$8,950
Total unrealized appreciation					$8,950
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$8,950

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Banks (17.5%):
Brookline Bancorp, Inc.	186,101	$3,012,975
Columbia Banking System, Inc.	64,630	2,114,694
CVB Financial Corp.	135,103	2,892,555
First Busey Corp.	112,786	3,058,756
First Commonwealth Financial Corp.	184,993	2,976,537
First Financial Bancorp	94,938	2,314,588
First Interstate BancSystem, Inc., Class A	62,882	2,557,411
Fulton Financial Corp.	159,772	2,716,124
Heritage Financial Corp.	100,556	2,457,589
Hope Bancorp, Inc.	165,716	2,437,682
Old National Bancorp	182,304	3,303,349
Park National Corp.	22,600	3,103,206
S&T Bancorp, Inc.	79,042	2,491,404
Southside Bancshares, Inc. (a)	75,748	3,167,781
Washington Trust Bancorp, Inc.	49,907	2,813,258
WesBanco, Inc.	70,854	2,479,182
		43,897,091
Capital Markets (0.6%):
Sculptor Capital Management, Inc.	65,320	1,394,582
Communication Services (0.9%):
Telephone & Data Systems, Inc.	112,975	2,276,446
Consumer Discretionary (11.5%):
Big 5 Sporting Goods Corp. (b)	35,446	673,828
Big Lots, Inc.	30,842	1,389,432
Ethan Allen Interiors, Inc. (b)	83,414	2,192,954
Franchise Group, Inc.	66,289	3,457,634
Guess?, Inc.	64,108	1,518,077
Haverty Furniture Cos., Inc. (b)	49,966	1,527,461
Jack in the Box, Inc.	24,953	2,182,888
La-Z-Boy, Inc.	66,062	2,398,711
Monro, Inc.	39,637	2,309,648
Oxford Industries, Inc.	21,959	2,229,278
Standard Motor Products, Inc.	60,243	3,156,131
Strategic Education, Inc.	28,458	1,646,011
Sturm Ruger & Co., Inc. (a)	30,249	2,057,537
The Buckle, Inc.	50,605	2,141,098
		28,880,688
Consumer Staples (9.8%):
B&G Foods, Inc. (b)	58,638	1,801,946
Calavo Growers, Inc.	54,473	2,309,655
Energizer Holdings, Inc.	77,761	3,118,216
Medifast, Inc.	7,611	1,593,972
Nu Skin Enterprises, Inc., Class A	44,889	2,278,117
SpartanNash Co.	121,621	3,132,957
The Andersons, Inc.	63,034	2,440,046
Universal Corp.	59,484	3,266,861

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Vector Group Ltd.	148,108	$1,700,280
Weis Markets, Inc. (a)(b)	46,504	3,063,683
		24,705,733
Energy (1.5%):
Altus Midstream Co., Class A	26,095	1,599,884
Archrock, Inc.	280,285	2,096,532
		3,696,416
Health Care (2.6%):
National HealthCare Corp. (a)	34,489	2,343,183
Patterson Cos., Inc. (a)	77,281	2,268,197
Phibro Animal Health Corp., Class A	98,587	2,013,147
		6,624,527
Industrials (19.6%):
ACCO Brands Corp.	237,810	1,964,310
Apogee Enterprises, Inc.	48,779	2,348,709
Argan, Inc.	64,455	2,493,764
Brady Corp., Class A	61,052	3,290,703
Deluxe Corp.	52,233	1,677,202
Douglas Dynamics, Inc.	60,985	2,382,074
Global Industrial Co.	49,523	2,025,491
H&E Equipment Services, Inc.	51,599	2,284,288
Healthcare Services Group	82,974	1,476,107
Heidrick & Struggles International, Inc.	57,317	2,506,472
HNI Corp.	62,002	2,607,184
Hyster-Yale Materials Handling, Inc.	29,199	1,200,079
Kforce, Inc.	46,154	3,471,704
Matthews International Corp., Class A	69,111	2,534,300
McGrath RentCorp	39,609	3,179,018
Pitney Bowes, Inc.	88,979	589,931
Rush Enterprises, Inc., Class B	60,897	3,388,309
Steelcase, Inc., Class A	156,844	1,838,212
The Gorman-Rupp Co.	74,151	3,303,427
The Greenbrier Cos., Inc.	44,644	2,048,713
Wabash National Corp.	140,932	2,750,993
		49,360,990
Information Technology (8.2%):
ADTRAN, Inc.	80,673	1,841,765
American Software, Inc., Class A	57,692	1,509,800
Benchmark Electronics, Inc.	101,625	2,754,037
Cass Information Systems, Inc.	71,216	2,800,213
CSG Systems International, Inc.	80,612	4,644,863
InterDigital, Inc.	37,267	2,669,435
Progress Software Corp.	61,936	2,989,651
SolarWinds Corp.	91,324	1,295,888
		20,505,652
Insurance (1.4%):
Safety Insurance Group, Inc. (a)	42,302	3,596,939

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Materials (6.0%):
Glatfelter Corp.	153,158	$2,634,317
Kronos Worldwide, Inc.	191,283	2,871,158
Myers Industries, Inc.	108,986	2,180,810
Orion Engineered Carbons SA (c)	112,941	2,073,597
Schnitzer Steel Industries, Inc.	32,616	1,693,423
Schweitzer-Mauduit International, Inc.	61,207	1,830,089
Worthington Industries, Inc.	34,914	1,908,399
		15,191,793
Real Estate (1.9%):
Douglas Elliman, Inc. (c)	74,054	851,621
RE/MAX Holdings, Inc.	73,720	2,247,723
The RMR Group, Inc., Class A	50,964	1,767,432
		4,866,776
Thrifts & Mortgage Finance (5.9%):
Federal Agricultural Mortgage Corp., Class C	27,504	3,408,571
Northwest Bancshares, Inc. (a)	257,785	3,650,236
OceanFirst Financial Corp.	118,454	2,629,679
Premier Financial Corp.	77,961	2,409,774
Provident Financial Services, Inc.	117,488	2,845,559
		14,943,819
Utilities (12.2%):
Avista Corp.	83,835	3,562,149
Chesapeake Utilities Corp.	27,991	4,081,368
MGE Energy, Inc.	48,867	4,019,311
Northwest Natural Holding Co.	50,398	2,458,414
Otter Tail Corp. (a)	69,288	4,948,549
SJW Group	51,254	3,751,793
South Jersey Industries, Inc.	84,613	2,210,092
The York Water Co.	60,823	3,027,769
Unitil Corp. (a)	54,380	2,500,936
		30,560,381
Total Common Stocks (Cost $235,206,825)		250,501,833
Collateral for Securities Loaned^ (2.3%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (d)	136,913	136,913
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	2,688,998	2,688,998
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	68,327	68,327
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	544,815	544,815
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	2,449,594	2,449,594
Total Collateral for Securities Loaned (Cost $5,888,647)		5,888,647
Total Investments (Cost $241,095,472) — 101.9%		256,390,480
Liabilities in excess of other assets — (1.9)%		(4,754,399)
NET ASSETS — 100.00%		$251,636,081

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on December 31, 2021.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	8	3/18/22	$871,824	$897,120	$25,296
Total unrealized appreciation					$25,296
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$25,296

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.0%)
Australia (3.8%):
Communication Services (1.3%):
Telstra Corp. Ltd.	81,610	$248,138
Financials (0.8%):
Suncorp Group Ltd.	19,248	154,991
Materials (1.7%):
BHP Group Ltd. (a)	4,157	125,488
Fortescue Metals Group Ltd.	6,814	95,214
Rio Tinto Ltd.	1,594	116,075
		336,777
		739,906
Austria (0.8%):
Energy (0.8%):
OMV AG	2,603	148,014
Canada (16.8%):
Communication Services (3.7%):
BCE, Inc. (a)(b)	6,967	362,507
TELUS Corp. (a)(b)	14,825	349,175
		711,682
Energy (3.9%):
Canadian Natural Resources Ltd.	3,712	156,868
Enbridge, Inc.	6,313	246,620
Suncor Energy, Inc.	6,181	154,672
TC Energy Corp.	4,371	203,309
		761,469
Financials (4.7%):
Great-West Lifeco, Inc.	10,910	327,438
Manulife Financial Corp.	11,347	216,300
The Bank of Nova Scotia	5,257	372,205
		915,943
Utilities (4.5%):
Emera, Inc.	8,943	447,009
Fortis, Inc. (a)	9,045	436,445
		883,454
		3,272,548
Denmark (1.0%):
Financials (1.0%):
Tryg A/S	8,251	204,026
Finland (1.9%):
Materials (0.9%):
UPM-Kymmene Oyj	4,651	177,160

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (1.0%):
Fortum Oyj	6,388	$196,273
		373,433
France (8.1%):
Communication Services (2.1%):
Orange SA	21,254	227,752
Publicis Groupe SA	2,649	178,524
		406,276
Energy (1.0%):
TotalEnergies SE	3,981	202,261
Financials (2.9%):
AXA SA	7,031	209,586
CNP Assurances	8,272	204,815
Credit Agricole SA	10,812	154,470
		568,871
Health Care (1.2%):
Sanofi	2,395	241,509
Industrials (0.9%):
Bouygues SA	4,703	168,593
		1,587,510
Germany (4.3%):
Financials (1.0%):
Allianz SE, Registered Shares	815	192,656
Materials (2.1%):
BASF SE	2,505	176,177
Evonik Industries AG	7,069	229,107
		405,284
Utilities (1.2%):
E.ON SE	17,387	241,319
		839,259
Hong Kong (8.8%):
Industrials (1.3%):
CK Hutchison Holdings Ltd.	23,528	151,778
SITC International Holdings Co. Ltd.	18,000	65,099
Xinyi Glass Holdings Ltd.	17,000	42,515
		259,392
Real Estate (3.5%):
CK Asset Holdings Ltd.	25,800	162,629
Henderson Land Development Co. Ltd.	44,916	191,247
New World Development Co. Ltd.	39,914	157,920
Sun Hung Kai Properties Ltd.	13,968	169,465
		681,261

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (4.0%):
CK Infrastructure Holdings Ltd.	33,999	$216,492
CLP Holdings Ltd.	31,814	321,310
Power Assets Holdings Ltd. (b)	39,921	248,825
		786,627
		1,727,280
Ireland (0.8%):
Materials (0.8%):
Smurfit Kappa Group PLC	2,955	162,950
Italy (4.3%):
Financials (0.9%):
Poste Italiane SpA (c)	13,821	181,567
Utilities (3.4%):
Enel SpA	19,958	160,086
Snam SpA	43,623	263,199
Terna — Rete Elettrica Nazionale	28,587	231,513
		654,798
		836,365
Japan (14.0%):
Communication Services (4.2%):
KDDI Corp.	6,600	192,933
Nintendo Co. Ltd. (b)	300	139,944
Nippon Telegraph & Telephone Corp.	7,900	216,373
Softbank Corp.	21,600	273,169
		822,419
Consumer Discretionary (1.0%):
Sekisui House Ltd.	8,900	191,063
Consumer Staples (1.2%):
Japan Tobacco, Inc.	11,400	230,210
Energy (0.8%):
ENEOS Holdings, Inc.	42,100	157,514
Financials (3.4%):
Mizuho Financial Group, Inc.	13,900	176,817
Nomura Holdings, Inc.	26,800	116,907
Sumitomo Mitsui Financial Group, Inc.	5,000	171,420
Tokio Marine Holdings, Inc.	3,700	205,638
		670,782
Health Care (0.9%):
Takeda Pharmaceutical Co. Ltd.	6,200	169,111

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (2.5%):
Marubeni Corp.	16,000	$155,743
Mitsubishi Corp.	6,100	193,698
Mitsui & Co. Ltd. (a)	6,300	149,187
		498,628
		2,739,727
Korea, Republic Of (3.2%):
Communication Services (0.4%):
SK Telecom Co. Ltd.	1,577	76,820
Financials (1.4%):
KB Financial Group, Inc.	2,851	131,924
Shinhan Financial Group Co. Ltd.	4,713	145,918
		277,842
Information Technology (0.3%):
SK Square Co. Ltd. (d)	1,020	56,981
Materials (0.5%):
POSCO	384	88,683
Utilities (0.6%):
Korea Electric Power Corp.	6,377	118,570
		618,896
Netherlands (2.0%):
Communication Services (0.9%):
Koninklijke KPN NV	56,646	176,045
Financials (1.1%):
NN Group NV	3,975	215,441
		391,486
Norway (3.3%):
Communication Services (1.2%):
Telenor ASA	15,413	242,675
Financials (1.1%):
DNB Bank ASA	8,972	205,880
Materials (1.0%):
Yara International ASA	3,818	193,006
		641,561
Portugal (0.8%):
Utilities (0.8%):
EDP — Energias de Portugal SA	28,790	158,366
Spain (2.3%):
Communication Services (0.7%):
Telefonica SA	29,866	130,965
Energy (0.7%):
Repsol SA	11,440	135,911

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (0.9%):
Endesa SA	7,637	$175,617
		442,493
Switzerland (7.1%):
Communication Services (1.3%):
Swisscom AG, Registered Shares	454	256,481
Financials (3.6%):
Swiss Life Holding AG	407	249,767
Swiss Re AG	2,153	213,338
Zurich Insurance Group AG	534	234,728
		697,833
Health Care (1.3%):
Novartis AG, Registered Shares	2,899	255,496
Materials (0.9%):
Holcim Ltd.	3,581	182,844
		1,392,654
United Kingdom (15.7%):
Consumer Discretionary (0.7%):
Persimmon PLC	3,394	131,180
Consumer Staples (4.1%):
British American Tobacco PLC	4,916	181,856
Imperial Brands PLC	8,110	177,416
Tesco PLC	61,003	239,329
Unilever PLC	3,819	203,915
		802,516
Energy (1.5%):
BP PLC	29,689	132,790
Royal Dutch Shell PLC, Class A	7,065	155,062
		287,852
Financials (2.6%):
Admiral Group PLC	4,110	175,596
Aviva PLC	32,823	182,298
Legal & General Group PLC	38,684	155,745
		513,639
Health Care (1.3%):
GlaxoSmithKline PLC (b)	11,168	242,817
Industrials (1.0%):
BAE Systems PLC	26,997	200,871
Materials (2.3%):
Anglo American PLC	2,314	94,448
BHP Group PLC	4,263	126,892
Evraz PLC (b)	14,539	118,369
Rio Tinto PLC	1,667	110,362
		450,071

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (2.2%):
National Grid PLC	18,378	$263,584
SSE PLC	7,420	165,585
		429,169
		3,058,115
Total Common Stocks (Cost $18,579,044)		19,334,589
Collateral for Securities Loaned^ (4.4%)
United States (4.4%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (e)	19,939	19,939
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	391,604	391,604
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	9,951	9,951
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	79,342	79,342
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	356,739	356,739
Total Collateral for Securities Loaned (Cost $857,575)		857,575
Total Investments (Cost $19,436,619) — 103.4%		20,192,164
Liabilities in excess of other assets — (3.4)%		(663,103)
NET ASSETS — 100.00%		$19,529,061

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $181,567 and amounted to 0.9% of net assets.

(d)  Non-income producing security.

(e)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	3/18/22	$112,004	$116,090	$4,086
Total unrealized appreciation					$4,086
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$4,086
See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Brazil (9.4%):
Communication Services (1.1%):
TIM SA	75,300	$177,805
Consumer Discretionary (0.6%):
Vibra Energia SA	23,820	91,533
Consumer Staples (1.0%):
JBS SA	25,100	171,044
Energy (0.6%):
Petroleo Brasileiro SA, Preference Shares	18,300	93,488
Financials (2.6%):
B3 SA — Brasil Bolsa Balcao	50,600	101,218
Banco do Brasil SA	25,600	132,620
BB Seguridade Participacoes SA	54,300	202,321
		436,159
Materials (1.0%):
Cia Siderurgica Nacional SA	13,400	60,131
Vale SA	7,300	102,192
		162,323
Utilities (2.5%):
Centrais Eletricas Brasileiras SA	15,300	91,789
CPFL Energia SA	27,200	131,042
Engie Brasil Energia SA	28,400	195,878
		418,709
		1,551,061
China (19.1%):
Energy (1.7%):
China Shenhua Energy Co. Ltd., Class H	64,726	151,744
PetroChina Co. Ltd., Class H	284,488	126,604
		278,348
Financials (14.9%):
Agricultural Bank of China Ltd., Class H (a)	590,192	202,854
Bank of China Ltd., Class H (a)(b)	735,486	265,055
Bank of Communications Co. Ltd., Class H	369,500	223,198
China CITIC Bank Corp. Ltd., Class H	431,282	186,953
China Construction Bank Corp., Class H (a)(b)	287,252	198,936
China Everbright Bank Co. Ltd., Class H	458,516	162,300
China Galaxy Securities Co. Ltd., Class H	277,500	159,440
China Merchants Securities Co. Ltd., Class H (c)	84,600	129,548
China Minsheng Banking Corp. Ltd., Class H	414,690	158,488
China Pacific Insurance Group Co. Ltd., Class H	35,800	97,107
Guotai Junan Securities Co. Ltd., Class H (c)	126,800	196,771
Industrial & Commercial Bank of China Ltd., Class H (b)	363,846	205,317

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
New China Life Insurance Co. Ltd., Class H	51,606	$137,995
Postal Savings Bank of China Co. Ltd., Class H (b)(c)	177,000	124,170
		2,448,132
Industrials (0.4%):
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	89,200	56,170
Information Technology (0.9%):
China Railway Signal & Communication Corp. Ltd., Class H (c)	403,258	147,395
Materials (0.8%):
Anhui Conch Cement Co. Ltd., Class H	27,500	137,371
Real Estate (0.4%):
Sunac China Holdings Ltd. (b)	44,000	66,475
		3,133,891
Colombia (0.7%):
Utilities (0.7%):
Interconexion Electrica SA ESP	21,992	121,186
Hong Kong (0.8%):
Materials (0.8%):
China Resources Cement Holdings Ltd.	165,926	125,339
Hungary (1.0%):
Energy (1.0%):
MOL Hungarian Oil & Gas PLC	21,812	169,546
India (8.5%):
Communication Services (0.9%):
Indus Towers Ltd.	45,290	151,293
Consumer Discretionary (0.9%):
Bajaj Auto Ltd.	3,380	147,754
Consumer Staples (1.2%):
ITC Ltd.	66,791	195,935
Energy (1.9%):
Bharat Petroleum Corp. Ltd.	27,002	140,024
Hindustan Petroleum Corp. Ltd.	41,360	162,676
		302,700
Materials (1.5%):
Ambuja Cements Ltd.	26,719	135,699
Vedanta Ltd.	25,323	116,242
		251,941
Utilities (2.1%):
NTPC Ltd.	106,062	177,508
Power Grid Corp. of India Ltd.	61,879	170,162
		347,670
		1,397,293

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Indonesia (2.1%):
Communication Services (1.0%):
PT Telkom Indonesia Persero Tbk	606,070	$171,826
Consumer Staples (1.1%):
PT Indofood Sukses Makmur Tbk	400,752	177,878
		349,704
Malaysia (4.4%):
Health Care (0.8%):
Hartalega Holdings Bhd	52,300	71,969
Top Glove Corp. Bhd	96,300	59,898
		131,867
Industrials (2.2%):
MISC Bhd	115,400	195,382
Sime Darby Bhd	302,200	168,373
		363,755
Utilities (1.4%):
Tenaga Nasional Bhd	103,000	231,033
		726,655
Mexico (3.1%):
Consumer Staples (2.4%):
Arca Continental SAB de CV	36,005	229,564
Kimberly-Clark de Mexico SAB de CV, Class A	111,773	169,317
		398,881
Materials (0.7%):
Grupo Mexico SAB de CV, Class B	24,707	107,767
		506,648
Netherlands (0.9%):
Consumer Staples (0.9%):
X5 Retail Group NV, GDR	5,568	147,385
Peru (0.8%):
Financials (0.8%):
Credicorp Ltd.	1,059	129,272
Philippines (3.3%):
Communication Services (2.1%):
Globe Telecom, Inc.	2,470	160,968
PLDT, Inc.	5,135	182,533
		343,501
Utilities (1.2%):
Manila Electric Co.	34,770	201,356
		544,857

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Poland (0.9%):
Energy (0.9%):
Polski Koncern Naftowy ORLEN SA	8,075	$149,071
Russian Federation (14.1%):
Communication Services (3.3%):
Mobile TeleSystems PJSC	74,342	296,207
Rostelecom PJSC (a)	215,430	250,722
		546,929
Consumer Staples (1.3%):
Magnit PJSC	2,974	215,939
Energy (1.1%):
Tatneft PJSC	26,402	176,324
Financials (1.0%):
Moscow Exchange MICEX-RTS PJSC	83,100	169,853
Materials (4.6%):
Magnitogorsk Iron & Steel Works PJSC	149,100	138,152
MMC Norilsk Nickel PJSC	475	144,688
Novolipetsk Steel PJSC	47,120	136,841
Polyus PJSC	1,098	191,564
Severstal PAO	7,145	153,039
		764,284
Utilities (2.8%):
Inter RAO UES PJSC	4,092,276	233,302
RusHydro PJSC	22,153,994	219,344
		452,646
		2,325,975
South Africa (5.5%):
Communication Services (1.1%):
Vodacom Group Ltd.	21,753	183,893
Energy (0.6%):
Exxaro Resources Ltd.	10,648	102,218
Financials (1.1%):
Sanlam Ltd.	45,780	170,650
Materials (2.7%):
African Rainbow Minerals Ltd.	6,658	96,673
Anglo American Platinum Ltd.	952	108,611
Impala Platinum Holdings Ltd.	6,652	93,988
Kumba Iron Ore Ltd.	2,477	71,566
Sibanye Stillwater Ltd.	24,932	76,873
		447,711
		904,472

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Taiwan (21.2%):
Communication Services (4.5%):
Far EasTone Telecommunications Co. Ltd.	168,000	$392,407
Taiwan Mobile Co. Ltd.	98,000	354,341
		746,748
Financials (4.8%):
Mega Financial Holding Co. Ltd.	252,000	323,918
SinoPac Financial Holdings Co. Ltd.	476,000	277,955
Yuanta Financial Holding Co. Ltd.	198,000	181,126
		782,999
Industrials (1.0%):
Far Eastern New Century Corp.	160,000	169,505
Information Technology (8.5%):
Asustek Computer, Inc.	13,000	176,736
Catcher Technology Co. Ltd.	31,000	175,417
Compal Electronics, Inc. (a)	208,000	182,001
Lite-On Technology Corp.	72,059	166,228
MediaTek, Inc.	3,000	129,081
Micro-Star International Co. Ltd.	24,000	139,277
Pegatron Corp.	79,000	197,379
Quanta Computer, Inc. (a)	65,000	222,566
		1,388,685
Materials (2.4%):
Asia Cement Corp.	131,000	209,831
Taiwan Cement Corp. (a)	110,000	190,910
		400,741
		3,488,678
Thailand (2.3%):
Energy (1.1%):
PTT Exploration & Production PCL	51,100	180,539
Materials (1.2%):
The Siam Cement PCL	17,000	196,473
		377,012
Turkey (1.5%):
Communication Services (0.8%):
Turkcell Iletisim Hizmetleri A/S	90,538	126,818
Materials (0.7%):
Eregli Demir ve Celik Fabrikalari TAS	55,624	118,853
		245,671
Total Common Stocks (Cost $16,637,120)		16,393,716

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market High Div Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (4.6%)
United States (4.6%):
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (d)	17,428	$17,428
Fidelity Investments Money Market Government Portfolio, I Shares, 0.01% (d)	342,287	342,287
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	8,697	8,697
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	69,350	69,350
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	311,813	311,813
Total Collateral for Securities Loaned (Cost $749,575)		749,575
Total Investments (Cost $17,386,695) — 104.2%		17,143,291
Liabilities in excess of other assets — (4.2)%		(686,735)
NET ASSETS — 100.00%		$16,456,556

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $597,884 and amounted to 3.6% of net assets.

(d)  Rate disclosed is the daily yield on December 31, 2021.

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	1	3/18/22	$60,989	$61,315	$326
Total unrealized appreciation					$326
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$326

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Consumer Discretionary (9.1%):
Dollar General Corp.	30,715	$7,243,519
Lowe's Cos., Inc.	11,357	2,935,557
McDonald's Corp.	39,059	10,470,546
NIKE, Inc., Class B	35,590	5,931,785
Target Corp. (a)	24,707	5,718,188
		32,299,595
Consumer Staples (18.3%):
Altria Group, Inc.	33,268	1,576,571
Archer-Daniels-Midland Co.	78,279	5,290,878
Brown-Forman Corp., Class B	62,815	4,576,701
Church & Dwight Co., Inc.	32,230	3,303,575
Colgate-Palmolive Co.	82,810	7,067,005
Costco Wholesale Corp.	11,661	6,619,950
Hormel Foods Corp. (b)	74,183	3,620,872
Kimberly-Clark Corp.	31,022	4,433,664
Lancaster Colony Corp.	35,415	5,864,724
McCormick & Co., Inc.	32,384	3,128,618
PepsiCo, Inc.	22,026	3,826,137
The Clorox Co.	21,667	3,777,858
The Coca-Cola Co.	53,587	3,172,886
The Procter & Gamble Co.	25,591	4,186,176
Walmart, Inc.	30,683	4,439,523
		64,885,138
Financials (10.4%):
Aflac, Inc.	64,649	3,774,855
Aon PLC, Class A	27,333	8,215,206
Cincinnati Financial Corp.	11,483	1,308,258
CME Group, Inc.	27,275	6,231,247
Commerce Bancshares, Inc.	61,276	4,212,112
Old Republic International Corp.	49,467	1,215,899
S&P Global, Inc.	3,393	1,601,259
SEI Investments Co.	49,927	3,042,551
T. Rowe Price Group, Inc.	12,151	2,389,373
The Allstate Corp.	40,735	4,792,473
		36,783,233
Health Care (15.0%):
Abbott Laboratories	37,475	5,274,231
Becton Dickinson & Co.	13,609	3,422,391
Chemed Corp.	7,018	3,712,803
Eli Lilly & Co.	25,110	6,935,884
Humana, Inc.	14,388	6,674,018
Johnson & Johnson (a)	17,383	2,973,710
Medtronic PLC	40,899	4,231,001
Merck & Co., Inc.	68,790	5,272,066
ResMed, Inc.	35,664	9,289,759

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
STERIS PLC	15,025	$3,657,235
West Pharmaceutical Services, Inc.	3,874	1,816,945
		53,260,043
Industrials (22.9%):
3M Co.	59,747	10,612,860
Carlisle Cos., Inc.	14,515	3,601,462
Cintas Corp.	4,816	2,134,307
CSX Corp.	135,820	5,106,832
Dover Corp.	39,520	7,176,832
Emerson Electric Co.	70,110	6,518,127
Graco, Inc.	21,256	1,713,659
Illinois Tool Works, Inc.	24,836	6,129,525
Lennox International, Inc.	13,968	4,530,660
Nordson Corp.	16,818	4,293,131
Republic Services, Inc. (a)	45,500	6,344,975
Roper Technologies, Inc.	4,050	1,992,033
Stanley Black & Decker, Inc.	13,224	2,494,311
Union Pacific Corp.	23,468	5,912,293
W.W. Grainger, Inc.	15,540	8,053,449
Waste Management, Inc.	27,024	4,510,305
		81,124,761
Information Technology (8.3%):
Automatic Data Processing, Inc.	17,268	4,257,944
Jack Henry & Associates, Inc.	38,140	6,368,999
Mastercard, Inc., Class A	17,175	6,171,321
Microsoft Corp. (a)	12,173	4,094,023
Texas Instruments, Inc.	25,190	4,747,559
Visa, Inc., Class A	17,106	3,707,041
		29,346,887
Materials (6.2%):
Air Products & Chemicals, Inc.	14,756	4,489,660
Ecolab, Inc.	13,040	3,059,054
PPG Industries, Inc.	23,906	4,122,351
RPM International, Inc.	30,962	3,127,162
Sonoco Products Co.	82,793	4,792,887
The Sherwin-Williams Co.	6,826	2,403,844
		21,994,958
Utilities (9.5%):
Alliant Energy Corp.	138,105	8,489,314
Atmos Energy Corp.	24,782	2,596,410
Consolidated Edison, Inc. (a)	96,525	8,235,513
MDU Resources Group, Inc.	77,754	2,397,933
NextEra Energy, Inc. (a)	24,292	2,267,901
Xcel Energy, Inc. (a)	144,098	9,755,435
		33,742,506
Total Common Stocks (Cost $288,737,888)		353,437,121

See notes to financial statements.

Victory Portfolios II VictoryShares Dividend Accelerator ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (0.1%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (c)	8,630	$8,630
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (c)	169,492	169,492
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (c)	4,307	4,307
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (c)	34,341	34,341
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (c)	154,402	154,402
Total Collateral for Securities Loaned (Cost $371,172)		371,172
Total Investments (Cost $289,109,060) — 99.8%		353,808,293
Other assets in excess of liabilities — 0.2%		868,848
NET ASSETS — 100.00%		$354,677,141

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security has been segregated as collateral for derivative instruments.

(b)  All or a portion of this security is on loan.

(c)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	3/18/22	$692,175	$713,775	$21,600
Total unrealized appreciation					$21,600
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$21,600

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (3.5%):
Fox Corp., Class A	16,725	$617,153
The Interpublic Group of Cos., Inc.	10,148	380,043
Verizon Communications, Inc.	90,441	4,699,314
		5,696,510
Consumer Discretionary (13.7%):
AutoNation, Inc. (a)	3,882	453,612
AutoZone, Inc. (a)	2,693	5,645,578
Deckers Outdoor Corp. (a)	2,699	988,670
Lowe's Cos., Inc.	1,833	473,794
O'Reilly Automotive, Inc. (a)	7,531	5,318,618
Target Corp. (b)	21,138	4,892,179
Tractor Supply Co.	19,945	4,758,877
		22,531,328
Consumer Staples (12.7%):
Altria Group, Inc.	10,645	504,466
Colgate-Palmolive Co.	6,584	561,879
Flowers Foods, Inc.	21,049	578,216
Kellogg Co.	26,317	1,695,341
The Clorox Co.	21,422	3,735,140
The J.M. Smucker Co.	16,450	2,234,239
The Kroger Co.	112,330	5,084,056
The Procter & Gamble Co.	2,662	435,450
Tyson Foods, Inc., Class A	7,352	640,800
Walmart, Inc.	37,311	5,398,529
		20,868,116
Financials (5.5%):
Aflac, Inc.	9,974	582,382
Evercore, Inc.	4,480	608,608
Everest Re Group Ltd.	1,571	430,328
First American Financial Corp.	9,646	754,606
Lazard Ltd., Class A	11,871	517,932
SEI Investments Co.	13,099	798,253
T. Rowe Price Group, Inc.	5,280	1,038,259
The Allstate Corp.	36,021	4,237,871
		8,968,239
Health Care (17.3%):
AbbVie, Inc.	47,778	6,469,141
Bristol-Myers Squibb Co.	64,879	4,045,206
DaVita, Inc. (a)	9,275	1,055,124
Henry Schein, Inc. (a)	15,858	1,229,471
Johnson & Johnson (b)	37,305	6,381,766
Laboratory Corp. of America Holdings (a)	16,156	5,076,377
McKesson Corp.	1,866	463,831
Quest Diagnostics, Inc.	21,312	3,687,189
		28,408,105

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (17.8%):
3M Co.	26,364	$4,683,037
Acuity Brands, Inc.	2,145	454,139
Cintas Corp.	976	432,534
Clean Harbors, Inc. (a)	3,582	357,376
Expeditors International of Washington, Inc.	3,593	482,504
Illinois Tool Works, Inc.	6,500	1,604,200
J.B. Hunt Transport Services, Inc.	2,224	454,586
Lockheed Martin Corp.	13,913	4,944,819
ManpowerGroup, Inc.	3,437	334,523
Northrop Grumman Corp.	10,637	4,117,264
Robert Half International, Inc.	17,656	1,968,997
Rockwell Automation, Inc.	1,266	441,644
The Toro Co.	14,100	1,408,731
Union Pacific Corp.	3,134	789,549
Waste Management, Inc.	31,331	5,229,144
Watsco, Inc.	4,566	1,428,610
		29,131,657
IT Services (3.5%):
Automatic Data Processing, Inc.	21,276	5,246,236
Genpact Ltd.	7,834	415,829
		5,662,065
Materials (0.2%):
Packaging Corp. of America	2,707	368,558
Semiconductors & Semiconductor Equipment (2.9%):
NXP Semiconductors NV	2,344	533,916
Texas Instruments, Inc.	22,663	4,271,296
		4,805,212
Software (12.5%):
Microsoft Corp. (b)	43,673	14,688,104
Oracle Corp.	57,144	4,983,528
Ziff Davis Inc. (a)	8,077	895,416
		20,567,048
Technology Hardware, Storage & Peripherals (10.0%):
Apple, Inc.	76,423	13,570,432
NetApp, Inc.	30,342	2,791,161
		16,361,593
Total Common Stocks (Cost $134,164,994)		163,368,431
Total Investments (Cost $134,164,994) — 99.6%		163,368,431
Other assets in excess of liabilities — 0.4%		649,534
NET ASSETS — 100.00%		$164,017,965

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

See notes to financial statements.

Victory Portfolios II VictoryShares US Multi-Factor Minimum Volatility ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	3/18/22	$707,775	$713,775	$6,000
Total unrealized appreciation					$6,000
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$6,000

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (4.2%):
Activision Blizzard, Inc.	22,679	$1,508,834
Alphabet, Inc., Class A (a)	746	2,161,192
Altice USA, Inc., Class A (a)	64,677	1,046,474
Cable One, Inc.	941	1,659,406
Charter Communications, Inc., Class A (a)	2,715	1,770,099
Comcast Corp., Class A	39,741	2,000,164
Discovery, Inc., Class A (a)(b)	31,453	740,404
DISH Network Corp., Class A (a)(b)	31,136	1,010,052
Electronic Arts, Inc.	16,042	2,115,940
Fox Corp., Class A	36,444	1,344,784
IAC/InterActiveCorp (a)	8,996	1,175,867
Liberty Broadband Corp., Class C (a)	11,276	1,816,564
Match Group, Inc. (a)	8,884	1,174,909
Meta Platforms, Inc., Class A (a)	4,843	1,628,943
Netflix, Inc. (a)	2,726	1,642,251
News Corp., Class A	82,006	1,829,554
Omnicom Group, Inc.	27,537	2,017,636
Pinterest, Inc., Class A (a)	16,584	602,828
Roku, Inc. (a)	2,578	588,300
Sirius XM Holdings, Inc. (b)	282,771	1,795,596
Take-Two Interactive Software, Inc. (a)	10,922	1,941,058
The Interpublic Group of Cos., Inc.	46,693	1,748,653
The Walt Disney Co. (a)	11,737	1,817,944
T-Mobile U.S., Inc. (a)	16,477	1,911,002
Twitter, Inc. (a)	18,236	788,160
Verizon Communications, Inc.	66,542	3,457,522
ViacomCBS, Inc., Class B	18,964	572,333
Warner Music Group Corp., Class A	39,557	1,708,071
Zillow Group, Inc., Class C (a)(b)	9,353	597,189
ZoomInfo Technologies, Inc. (a)	15,125	971,025
		45,142,754
Consumer Discretionary (10.1%):
Advance Auto Parts, Inc.	9,898	2,374,332
Amazon.com, Inc. (a)	620	2,067,291
Aptiv PLC (a)	10,128	1,670,614
AutoZone, Inc. (a)	1,550	3,249,404
Bath & Body Works, Inc.	16,882	1,178,195
Best Buy Co., Inc.	14,087	1,431,239
Booking Holdings, Inc. (a)	716	1,717,849
Burlington Stores, Inc. (a)	4,897	1,427,524
CarMax, Inc. (a)	11,891	1,548,565
Chewy, Inc., Class A (a)(b)	10,772	635,225
Chipotle Mexican Grill, Inc. (a)	956	1,671,327
D.R. Horton, Inc.	16,058	1,741,490
Darden Restaurants, Inc.	11,129	1,676,473
Deckers Outdoor Corp. (a)	3,596	1,317,251
Dick's Sporting Goods, Inc.	8,619	991,099

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Dollar General Corp.	10,964	$2,585,640
Dollar Tree, Inc. (a)	20,809	2,924,081
Domino's Pizza, Inc.	3,764	2,124,138
eBay, Inc.	20,048	1,333,192
Etsy, Inc. (a)	4,058	888,458
Five Below, Inc. (a)	6,979	1,443,885
Floor & Decor Holdings, Inc., Class A (a)	10,749	1,397,477
Ford Motor Co.	98,408	2,043,934
Garmin Ltd.	15,740	2,143,316
General Motors Co. (a)	27,392	1,605,993
Genuine Parts Co.	18,545	2,600,009
Hasbro, Inc.	21,016	2,139,008
Lennar Corp., Class A	12,373	1,437,248
Levi Strauss & Co., Class A	53,531	1,339,881
LKQ Corp.	38,224	2,294,587
Lowe's Cos., Inc.	9,938	2,568,774
Marriott International, Inc., Class A (a)	12,738	2,104,827
McDonald's Corp.	14,066	3,770,673
Mohawk Industries, Inc. (a)	7,976	1,453,068
Newell Brands, Inc.	70,830	1,546,927
NIKE, Inc., Class B	10,912	1,818,703
NVR, Inc. (a)	379	2,239,462
O'Reilly Automotive, Inc. (a)	4,429	3,127,893
Penn National Gaming, Inc. (a)	10,408	539,655
Pool Corp.	4,119	2,331,354
PulteGroup, Inc.	27,943	1,597,222
RH (a)	1,734	929,320
Ross Stores, Inc.	14,492	1,656,146
Service Corp. International	35,171	2,496,789
Starbucks Corp.	20,869	2,441,047
Tapestry, Inc.	33,407	1,356,324
Target Corp. (c)	9,135	2,114,204
Tesla, Inc. (a)	1,290	1,363,246
The Home Depot, Inc.	8,205	3,405,157
The TJX Cos., Inc.	28,629	2,173,514
Tractor Supply Co.	10,207	2,435,390
Ulta Beauty, Inc. (a)	4,512	1,860,478
Vail Resorts, Inc.	6,095	1,998,550
VF Corp.	22,807	1,669,929
Wayfair, Inc., Class A (a)(b)	3,141	596,696
Whirlpool Corp.	8,075	1,894,879
Williams-Sonoma, Inc.	6,091	1,030,171
Yum! Brands, Inc.	20,816	2,890,510
		108,409,633
Consumer Staples (9.1%):
Albertsons Cos., Inc., Class A	40,099	1,210,589
Altria Group, Inc.	48,588	2,302,585
Archer-Daniels-Midland Co.	42,369	2,863,721
Brown-Forman Corp., Class B	38,440	2,800,738
Bunge Ltd.	24,368	2,274,997

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Campbell Soup Co.	54,453	$2,366,527
Church & Dwight Co., Inc.	38,014	3,896,435
Colgate-Palmolive Co.	45,645	3,895,344
Conagra Brands, Inc.	76,166	2,601,069
Constellation Brands, Inc., Class A	11,861	2,976,755
Costco Wholesale Corp.	7,028	3,989,796
Darling Ingredients, Inc. (a)	15,798	1,094,643
General Mills, Inc.	47,971	3,232,286
Hormel Foods Corp. (b)	56,396	2,752,689
Kellogg Co.	42,596	2,744,034
Keurig Dr Pepper, Inc.	89,872	3,312,682
Kimberly-Clark Corp.	23,251	3,323,033
McCormick & Co., Inc.	38,131	3,683,836
Mondelez International, Inc., Class A	55,078	3,652,222
Monster Beverage Corp. (a)	25,758	2,473,798
PepsiCo, Inc.	22,904	3,978,654
Philip Morris International, Inc.	30,633	2,910,135
Sysco Corp.	25,238	1,982,445
The Clorox Co.	12,635	2,203,039
The Coca-Cola Co.	62,132	3,678,836
The Estee Lauder Cos., Inc.	5,885	2,178,627
The Hershey Co.	21,187	4,099,049
The J.M. Smucker Co.	19,648	2,668,591
The Kraft Heinz Co.	66,695	2,394,351
The Kroger Co.	40,390	1,828,051
The Procter & Gamble Co.	25,088	4,103,895
Tyson Foods, Inc., Class A	29,538	2,574,532
Walgreens Boots Alliance, Inc.	37,335	1,947,394
Walmart, Inc.	21,254	3,075,241
		97,070,619
Energy (1.8%):
Chevron Corp.	20,538	2,410,134
ConocoPhillips	25,405	1,833,733
Continental Resources, Inc. (b)	21,824	976,842
Devon Energy Corp.	33,457	1,473,781
EOG Resources, Inc.	16,450	1,461,254
Halliburton Co.	56,841	1,299,954
Kinder Morgan, Inc.	123,364	1,956,553
ONEOK, Inc.	30,838	1,812,041
Pioneer Natural Resources Co.	8,759	1,593,087
Schlumberger NV	44,480	1,332,176
Texas Pacific Land Corp.	759	947,892
The Williams Cos., Inc.	88,650	2,308,446
		19,405,893
Financials (15.5%):
Aflac, Inc.	45,736	2,670,525
Ally Financial, Inc.	31,948	1,521,044
American Express Co.	12,231	2,000,992
American Financial Group, Inc.	11,015	1,512,580

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
American International Group, Inc.	31,649	$1,799,562
Ameriprise Financial, Inc.	7,409	2,234,999
Aon PLC, Class A	7,781	2,338,657
Apollo Global Management, Inc. (b)	31,420	2,275,751
Arch Capital Group Ltd. (a)	56,435	2,508,536
Ares Management Corp., Class A	25,391	2,063,527
Arthur J. Gallagher & Co.	19,279	3,271,068
Bank of America Corp.	48,725	2,167,775
Berkshire Hathaway, Inc., Class B (a)	11,507	3,440,593
BlackRock, Inc.	2,438	2,232,135
Blackstone, Inc.	17,872	2,312,458
Brown & Brown, Inc.	46,497	3,267,809
Capital One Financial Corp.	10,257	1,488,188
Cboe Global Markets, Inc.	14,602	1,904,101
Chubb Ltd.	11,641	2,250,322
Cincinnati Financial Corp.	16,405	1,869,022
Citigroup, Inc.	26,321	1,589,525
Citizens Financial Group, Inc.	35,434	1,674,256
CME Group, Inc.	11,436	2,612,669
CNA Financial Corp.	52,141	2,298,375
Discover Financial Services	12,390	1,431,788
East West Bancorp, Inc.	20,626	1,622,854
Everest Re Group Ltd.	8,286	2,269,701
FactSet Research Systems, Inc.	6,128	2,978,269
Fidelity National Financial, Inc.	41,485	2,164,687
Fifth Third Bancorp	41,968	1,827,706
First Republic Bank	9,831	2,030,200
Franklin Resources, Inc.	46,392	1,553,668
Huntington Bancshares, Inc.	103,145	1,590,496
Interactive Brokers Group, Inc.	28,017	2,225,110
Intercontinental Exchange, Inc.	25,959	3,550,412
Invesco Ltd.	56,028	1,289,765
JPMorgan Chase & Co.	14,856	2,352,448
KeyCorp	78,284	1,810,709
KKR & Co., Inc.	34,433	2,565,258
Lincoln National Corp.	20,506	1,399,740
Loews Corp.	42,247	2,440,187
LPL Financial Holdings, Inc.	11,587	1,854,963
M&T Bank Corp.	11,846	1,819,309
Markel Corp. (a)	1,821	2,247,114
MarketAxess Holdings, Inc.	3,422	1,407,366
Marsh & McLennan Cos., Inc.	20,015	3,479,007
MetLife, Inc.	32,068	2,003,929
Moody's Corp.	7,382	2,883,262
Morgan Stanley	18,772	1,842,659
Morningstar, Inc.	7,788	2,663,418
MSCI, Inc.	3,408	2,088,047
Nasdaq, Inc.	14,444	3,033,384
Northern Trust Corp.	17,319	2,071,526
Principal Financial Group, Inc.	27,777	2,009,110

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Prudential Financial, Inc.	19,214	$2,079,723
Raymond James Financial, Inc.	22,992	2,308,397
Regions Financial Corp.	78,051	1,701,512
S&P Global, Inc.	5,859	2,765,038
Signature Bank	5,025	1,625,437
State Street Corp.	18,156	1,688,508
SVB Financial Group (a)	2,438	1,653,549
Synchrony Financial	30,641	1,421,436
T. Rowe Price Group, Inc.	10,070	1,980,165
The Allstate Corp.	19,751	2,323,705
The Bank of New York Mellon Corp.	36,373	2,112,544
The Carlyle Group, Inc.	41,781	2,293,777
The Charles Schwab Corp.	23,552	1,980,723
The Goldman Sachs Group, Inc.	4,885	1,868,757
The Hartford Financial Services Group, Inc.	23,643	1,632,313
The PNC Financial Services Group, Inc.	10,224	2,050,116
The Progressive Corp.	25,885	2,657,095
The Travelers Cos., Inc.	15,166	2,372,417
Tradeweb Markets, Inc., Class A (b)	25,541	2,557,676
Truist Financial Corp.	31,713	1,856,796
U.S. Bancorp	33,821	1,899,726
UWM Holdings Corp.	127,257	753,361
W.R. Berkley Corp.	34,217	2,819,139
Wells Fargo & Co.	33,170	1,591,497
		165,803,968
Health Care (13.9%):
Abbott Laboratories	19,095	2,687,430
AbbVie, Inc.	22,591	3,058,821
ABIOMED, Inc. (a)	4,301	1,544,790
Agilent Technologies, Inc.	15,802	2,522,789
Align Technology, Inc. (a)	1,909	1,254,557
Amgen, Inc.	11,245	2,529,788
Anthem, Inc.	6,014	2,787,730
Avantor, Inc. (a)	47,321	1,994,107
Baxter International, Inc.	40,259	3,455,833
Becton Dickinson & Co.	11,421	2,872,153
Biogen, Inc. (a)	2,891	693,609
BioMarin Pharmaceutical, Inc. (a)	22,493	1,987,256
Bio-Rad Laboratories, Inc., Class A (a)	2,568	1,940,304
Bio-Techne Corp.	3,105	1,606,341
Boston Scientific Corp. (a)	51,993	2,208,663
Bruker Corp.	24,012	2,014,847
Cardinal Health, Inc.	35,266	1,815,846
Catalent, Inc. (a)	13,871	1,775,904
Centene Corp. (a)	27,876	2,296,982
Cerner Corp.	41,505	3,854,569
Charles River Laboratories International, Inc. (a)	4,701	1,771,243
Cigna Corp.	9,351	2,147,270
CVS Health Corp.	28,840	2,975,134
Danaher Corp.	6,867	2,259,312

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
DaVita, Inc. (a)	16,033	$1,823,914
DENTSPLY SIRONA, Inc.	29,411	1,640,840
Dexcom, Inc. (a)	2,766	1,485,204
Edwards Lifesciences Corp. (a)	20,317	2,632,067
Eli Lilly & Co.	6,289	1,737,148
Gilead Sciences, Inc. (c)	35,236	2,558,486
HCA Healthcare, Inc.	7,313	1,878,856
Henry Schein, Inc. (a)	26,017	2,017,098
Hologic, Inc. (a)	22,940	1,756,286
Horizon Therapeutics PLC (a)	11,335	1,221,460
Humana, Inc.	5,831	2,704,768
IDEXX Laboratories, Inc. (a)	2,912	1,917,435
Illumina, Inc. (a)	3,138	1,193,821
Incyte Corp. (a)	23,462	1,722,111
Intuitive Surgical, Inc. (a)	5,496	1,974,713
IQVIA Holdings, Inc. (a)	9,908	2,795,443
Johnson & Johnson (c)	20,398	3,489,486
Laboratory Corp. of America Holdings (a)	8,380	2,633,080
Masimo Corp. (a)	7,357	2,153,982
Medtronic PLC	20,899	2,162,002
Merck & Co., Inc.	39,415	3,020,766
Mettler-Toledo International, Inc. (a)	1,473	2,499,990
Moderna, Inc. (a)	1,817	461,482
Molina Healthcare, Inc. (a)	6,748	2,146,404
PerkinElmer, Inc.	9,700	1,950,282
Pfizer, Inc.	54,518	3,219,288
Quest Diagnostics, Inc.	16,893	2,922,658
Regeneron Pharmaceuticals, Inc. (a)	3,176	2,005,707
Repligen Corp. (a)	4,435	1,174,565
ResMed, Inc.	6,939	1,807,471
Seagen, Inc. (a)	8,437	1,304,360
STERIS PLC	11,528	2,806,030
Stryker Corp.	9,779	2,615,100
Teleflex, Inc.	5,044	1,656,853
The Cooper Cos., Inc.	5,368	2,248,870
Thermo Fisher Scientific, Inc.	3,899	2,601,569
UnitedHealth Group, Inc.	6,929	3,479,328
Universal Health Services, Inc., Class B	13,280	1,721,885
Veeva Systems, Inc., Class A (a)	4,563	1,165,755
Vertex Pharmaceuticals, Inc. (a)	10,177	2,234,869
Waters Corp. (a)	5,688	2,119,349
West Pharmaceutical Services, Inc.	5,382	2,524,212
Zimmer Biomet Holdings, Inc.	15,763	2,002,531
Zoetis, Inc.	12,667	3,091,128
		148,333,930
Industrials (16.7%):
3M Co.	14,604	2,594,109
AGCO Corp.	10,253	1,189,553
Allegion PLC	16,345	2,164,732
AMERCO, Inc.	2,931	2,128,580

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
AMETEK, Inc.	20,160	$2,964,326
AO Smith Corp.	27,760	2,383,196
Booz Allen Hamilton Holding Corp.	27,538	2,334,947
Builders FirstSource, Inc. (a)	24,357	2,087,639
C.H. Robinson Worldwide, Inc.	25,308	2,723,900
Carlisle Cos., Inc.	11,491	2,851,147
Carrier Global Corp.	33,048	1,792,524
Caterpillar, Inc.	9,817	2,029,567
Cintas Corp.	5,407	2,396,220
Copart, Inc. (a)	15,240	2,310,689
CoStar Group, Inc. (a)(c)	21,813	1,723,881
CSX Corp.	71,906	2,703,666
Cummins, Inc.	9,350	2,039,609
Deere & Co.	4,749	1,628,385
Dover Corp.	14,969	2,718,370
Eaton Corp. PLC	14,684	2,537,689
Emerson Electric Co.	23,562	2,190,559
Equifax, Inc.	6,741	1,973,697
Expeditors International of Washington, Inc.	21,145	2,839,562
Fastenal Co.	46,855	3,001,531
FedEx Corp.	7,413	1,917,298
Fortive Corp.	32,283	2,462,870
Fortune Brands Home & Security, Inc.	19,823	2,119,079
Generac Holdings, Inc. (a)	2,598	914,288
General Dynamics Corp.	14,554	3,034,072
Graco, Inc.	32,813	2,645,384
HEICO Corp.	15,676	2,260,793
Honeywell International, Inc.	11,631	2,425,180
Howmet Aerospace, Inc.	49,162	1,564,826
Hubbell, Inc.	10,662	2,220,575
IDEX Corp.	12,106	2,860,890
Illinois Tool Works, Inc.	14,024	3,461,123
Ingersoll Rand, Inc. (c)	34,915	2,160,191
J.B. Hunt Transport Services, Inc.	11,561	2,363,068
Jacobs Engineering Group, Inc.	15,857	2,207,770
Johnson Controls International PLC	33,500	2,723,885
L3Harris Technologies, Inc.	11,606	2,474,863
Leidos Holdings, Inc.	20,155	1,791,780
Lennox International, Inc.	6,320	2,049,955
Lockheed Martin Corp.	8,573	3,046,930
Masco Corp.	39,133	2,747,919
Nordson Corp.	9,871	2,519,770
Norfolk Southern Corp.	9,167	2,729,108
Northrop Grumman Corp.	7,866	3,044,693
Old Dominion Freight Line, Inc.	7,465	2,675,307
Otis Worldwide Corp.	28,096	2,446,319
PACCAR, Inc.	25,319	2,234,655
Parker-Hannifin Corp.	6,995	2,225,249
Quanta Services, Inc.	16,993	1,948,417
Raytheon Technologies Corp.	26,150	2,250,469
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Republic Services, Inc. (c)	25,918	$3,614,265
Robert Half International, Inc.	20,725	2,311,252
Rockwell Automation, Inc.	7,350	2,564,048
Rollins, Inc.	53,325	1,824,248
Roper Technologies, Inc.	5,644	2,776,058
Snap-on, Inc.	9,166	1,974,173
Stanley Black & Decker, Inc.	12,199	2,300,975
Textron, Inc.	23,983	1,851,488
The Toro Co.	22,942	2,292,135
Trane Technologies PLC	11,323	2,287,586
TransDigm Group, Inc. (a)	3,022	1,922,838
TransUnion	17,934	2,126,614
Trex Co., Inc. (a)	13,746	1,856,122
Union Pacific Corp.	11,523	2,902,989
United Parcel Service, Inc., Class B	10,833	2,321,945
United Rentals, Inc. (a)	4,044	1,343,781
Verisk Analytics, Inc.	10,942	2,502,764
W.W. Grainger, Inc.	5,489	2,844,619
Waste Management, Inc.	21,662	3,615,388
Watsco, Inc.	7,592	2,375,385
Westinghouse Air Brake Technologies Corp.	20,739	1,910,269
Xylem, Inc.	18,341	2,199,453
		178,553,199
Information Technology (15.3%):
Accenture PLC, Class A	8,198	3,398,481
Adobe, Inc. (a)	3,294	1,867,896
Advanced Micro Devices, Inc. (a)	12,111	1,742,773
Akamai Technologies, Inc. (a)	17,485	2,046,444
Amphenol Corp., Class A	33,597	2,938,394
Analog Devices, Inc.	11,472	2,016,433
ANSYS, Inc. (a)	4,414	1,770,544
Apple, Inc.	13,073	2,321,373
Applied Materials, Inc.	8,613	1,355,342
Arista Networks, Inc. (a)	22,699	3,262,981
Autodesk, Inc. (a)	5,471	1,538,390
Automatic Data Processing, Inc.	12,991	3,203,321
Black Knight, Inc. (a)	31,388	2,601,751
Block, Inc. (a)	3,745	604,855
Broadcom, Inc.	3,658	2,434,070
Broadridge Financial Solutions, Inc.	15,626	2,856,745
Cadence Design Systems, Inc. (a)	9,872	1,839,647
CDW Corp.	11,264	2,306,642
Cisco Systems, Inc.	49,952	3,165,458
Citrix Systems, Inc.	16,625	1,572,559
Cognex Corp.	20,676	1,607,766
Cognizant Technology Solutions Corp., Class A	29,182	2,589,027
Corning, Inc.	49,962	1,860,085
Dell Technologies, Inc., Class C (a)	40,725	2,287,523
Dynatrace, Inc. (a)	17,048	1,028,847
Enphase Energy, Inc. (a)	4,426	809,692

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Entegris, Inc.	11,047	$1,530,893
EPAM Systems, Inc. (a)	2,976	1,989,307
F5, Inc. (a)	9,694	2,372,219
Fair Isaac Corp. (a)	3,757	1,629,298
Fidelity National Information Services, Inc.	15,898	1,735,267
Fiserv, Inc. (a)(b)	20,576	2,135,583
FleetCor Technologies, Inc. (a)	8,069	1,806,165
Fortinet, Inc. (a)	5,318	1,911,289
Gartner, Inc. (a)	5,513	1,843,106
Global Payments, Inc.	11,557	1,562,275
GoDaddy, Inc., Class A (a)	22,158	1,880,328
Hewlett Packard Enterprise Co.	124,666	1,965,983
HP, Inc.	61,532	2,317,910
Intel Corp.	29,065	1,496,847
International Business Machines Corp.	16,478	2,202,449
Intuit, Inc.	3,601	2,316,235
Jack Henry & Associates, Inc.	13,413	2,239,837
Keysight Technologies, Inc. (a)	12,970	2,678,435
KLA Corp.	3,610	1,552,697
Kyndryl Holdings, Inc. (a)	3,295	59,640
Lam Research Corp.	1,925	1,384,364
Mastercard, Inc., Class A	5,986	2,150,890
Microchip Technology, Inc.	17,578	1,530,341
Micron Technology, Inc.	17,331	1,614,383
Microsoft Corp. (c)	8,578	2,884,953
Monolithic Power Systems, Inc.	2,543	1,254,538
Motorola Solutions, Inc.	11,147	3,028,640
NetApp, Inc.	18,756	1,725,364
NortonLifeLock, Inc.	65,951	1,713,407
NVIDIA Corp.	5,825	1,713,191
NXP Semiconductors NV	6,256	1,424,992
ON Semiconductor Corp. (a)	26,687	1,812,581
Oracle Corp.	24,302	2,119,377
Paychex, Inc.	24,635	3,362,677
Paycom Software, Inc. (a)	2,743	1,138,866
Paylocity Holding Corp. (a)	4,895	1,156,003
PayPal Holdings, Inc. (a)	5,091	960,061
PTC, Inc. (a)	9,972	1,208,108
Qorvo, Inc. (a)	7,463	1,167,139
QUALCOMM, Inc.	11,344	2,074,477
salesforce.com, Inc. (a)	8,096	2,057,436
Seagate Technology Holdings PLC	14,915	1,685,097
ServiceNow, Inc. (a)(c)	2,387	1,549,426
Skyworks Solutions, Inc.	7,373	1,143,847
SS&C Technologies Holdings, Inc.	32,773	2,686,731
Synopsys, Inc. (a)	5,146	1,896,301
TE Connectivity Ltd.	14,667	2,366,374
Teledyne Technologies, Inc. (a)	4,242	1,853,287
Teradyne, Inc.	9,741	1,592,946
Texas Instruments, Inc.	9,817	1,850,210

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
The Trade Desk, Inc., Class A (a)	10,043	$920,341
Trimble, Inc. (a)	19,398	1,691,312
Tyler Technologies, Inc. (a)	3,775	2,030,761
Ubiquiti, Inc.	3,477	1,066,396
VeriSign, Inc. (a)	12,410	3,149,906
Visa, Inc., Class A	10,836	2,348,270
VMware, Inc., Class A	16,348	1,894,406
Western Digital Corp. (a)	17,772	1,158,912
Zebra Technologies Corp. (a)	3,347	1,992,134
Zoom Video Communications, Inc., Class A (a)	3,433	631,363
		163,242,610
Materials (5.3%):
Air Products & Chemicals, Inc.	8,844	2,690,875
Albemarle Corp.	4,797	1,121,395
Avery Dennison Corp.	9,745	2,110,475
Ball Corp.	23,888	2,299,698
Celanese Corp.	12,774	2,146,798
Cleveland-Cliffs, Inc. (a)	32,044	697,598
Corteva, Inc.	43,482	2,055,829
Crown Holdings, Inc.	18,905	2,091,271
Dow, Inc.	27,874	1,581,013
DuPont de Nemours, Inc.	24,085	1,945,586
Eastman Chemical Co.	16,924	2,046,281
Ecolab, Inc.	11,577	2,715,848
FMC Corp.	21,015	2,309,338
Freeport-McMoRan, Inc.	27,248	1,137,059
International Flavors & Fragrances, Inc.	11,173	1,683,212
International Paper Co.	35,276	1,657,267
LyondellBasell Industries NV, Class A	16,783	1,547,896
Martin Marietta Materials, Inc.	4,926	2,170,002
Newmont Corp.	32,778	2,032,892
Nucor Corp.	11,089	1,265,809
Packaging Corp. of America	16,790	2,285,959
Pegasystems, Inc.	11,798	1,319,252
PPG Industries, Inc.	13,838	2,386,225
RPM International, Inc.	31,913	3,223,213
Steel Dynamics, Inc.	19,296	1,197,703
Sylvamo Corp. (a)	3,208	89,471
The Mosaic Co.	37,455	1,471,607
The Sherwin-Williams Co.	9,690	3,412,430
Vulcan Materials Co.	10,515	2,182,704
Westlake Chemical Corp.	18,279	1,775,439
		56,650,145
Real Estate (0.4%):
CBRE Group, Inc., Class A (a)	20,219	2,193,964
Jones Lang LaSalle, Inc. (a)	7,029	1,893,191
		4,087,155
Utilities (7.3%):
Alliant Energy Corp.	46,532	2,860,322
Ameren Corp.	33,289	2,963,054

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
American Electric Power Co., Inc. (c)	34,303	$3,051,938
American Water Works Co., Inc.	13,596	2,567,741
Atmos Energy Corp.	26,704	2,797,778
Avangrid, Inc. (b)	51,179	2,552,809
CenterPoint Energy, Inc.	89,827	2,507,072
CMS Energy Corp.	45,107	2,934,210
Consolidated Edison, Inc. (c)	41,204	3,515,525
Dominion Energy, Inc.	38,679	3,038,622
DTE Energy Co.	24,948	2,982,284
Duke Energy Corp. (c)	30,689	3,219,276
Edison International	42,274	2,885,200
Entergy Corp.	23,268	2,621,140
Essential Utilities, Inc.	50,491	2,710,862
Evergy, Inc. (c)	40,515	2,779,734
Eversource Energy (c)	28,046	2,551,625
Exelon Corp.	55,521	3,206,893
FirstEnergy Corp.	65,595	2,728,096
NextEra Energy, Inc. (c)	27,040	2,524,454
NRG Energy, Inc.	28,388	1,222,955
PG&E Corp. (a)	172,417	2,093,142
PPL Corp.	98,398	2,957,844
Public Service Enterprise Group, Inc.	42,324	2,824,281
Sempra Energy	19,918	2,634,753
The Southern Co. (c)	47,807	3,278,604
WEC Energy Group, Inc. (c)	28,613	2,777,464
Xcel Energy, Inc. (c)	40,664	2,752,953
		77,540,631
Total Common Stocks (Cost $808,694,654)		1,064,240,537
Investment Companies (0.3%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% (d)	2,825,925	2,825,925
Total Investment Companies (Cost $2,825,925)		2,825,925
Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (d)	286,918	286,918
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	5,635,114	5,635,114
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	143,186	143,186
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	1,141,724	1,141,724
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	5,133,414	5,133,414
Total Collateral for Securities Loaned (Cost $12,150,265)		12,340,356
Total Investments (Cost $823,670,844) — 101.0%		1,079,406,818
Liabilities in excess of other assets — (1.0)%		(11,186,363)
NET ASSETS — 100.00%		$1,068,220,455

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	14	3/18/22	$3,283,582	$3,330,950	$47,368
Total unrealized appreciation					$47,368
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$47,368

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Communication Services (3.0%):
Omnicom Group, Inc.	128,574	$9,420,617
The Interpublic Group of Cos., Inc.	218,029	8,165,186
Verizon Communications, Inc.	310,705	16,144,232
		33,730,035
Consumer Discretionary (4.2%):
Genuine Parts Co.	86,598	12,141,039
Hasbro, Inc.	98,156	9,990,318
Newell Brands, Inc.	330,723	7,222,990
VF Corp.	106,499	7,797,857
Whirlpool Corp.	37,726	8,852,783
		46,004,987
Consumer Staples (19.2%):
Altria Group, Inc.	226,849	10,750,374
Archer-Daniels-Midland Co.	197,834	13,371,600
Bunge Ltd.	113,777	10,622,221
Campbell Soup Co. (a)	254,271	11,050,618
Conagra Brands, Inc.	355,632	12,144,833
Costco Wholesale Corp.	32,798	18,619,425
General Mills, Inc.	223,996	15,092,850
Kellogg Co.	198,880	12,811,850
Kimberly-Clark Corp.	108,540	15,512,537
PepsiCo, Inc.	106,947	18,577,763
Philip Morris International, Inc.	143,056	13,590,320
The Clorox Co.	59,010	10,288,984
The Coca-Cola Co.	290,107	17,177,235
The J.M. Smucker Co. (a)	91,771	12,464,337
The Kraft Heinz Co.	311,398	11,179,188
Walgreens Boots Alliance, Inc.	174,318	9,092,427
		212,346,562
Energy (5.0%):
Chevron Corp.	95,904	11,254,334
ConocoPhillips	118,640	8,563,435
Devon Energy Corp.	156,206	6,880,874
Kinder Morgan, Inc.	576,003	9,135,408
ONEOK, Inc.	144,003	8,461,616
The Williams Cos., Inc.	413,961	10,779,545
		55,075,212
Financials (20.4%):
American Financial Group, Inc.	51,439	7,063,603
American International Group, Inc.	147,796	8,403,681
Apollo Global Management, Inc. (a)	146,708	10,626,060
Blackstone, Inc.	83,437	10,795,913
Citigroup, Inc.	122,881	7,420,784
Citizens Financial Group, Inc.	165,442	7,817,134
CME Group, Inc.	53,389	12,197,251

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
CNA Financial Corp.	243,469	$10,732,114
Everest Re Group Ltd.	38,705	10,602,074
Fidelity National Financial, Inc.	193,701	10,107,318
Fifth Third Bancorp	195,942	8,533,274
Franklin Resources, Inc.	216,604	7,254,068
Huntington Bancshares, Inc.	481,638	7,426,858
Invesco Ltd.	261,615	6,022,377
KeyCorp	365,512	8,454,293
Lincoln National Corp.	95,734	6,534,803
M&T Bank Corp. (a)	55,316	8,495,431
MetLife, Inc.	149,729	9,356,565
Northern Trust Corp.	80,859	9,671,545
Principal Financial Group, Inc.	129,706	9,381,635
Prudential Financial, Inc.	89,711	9,710,319
Regions Financial Corp.	364,440	7,944,792
The PNC Financial Services Group, Inc.	47,740	9,572,825
Truist Financial Corp.	148,100	8,671,255
U.S. Bancorp	157,932	8,871,040
UWM Holdings Corp. (a)	594,224	3,517,806
		225,184,818
Health Care (8.3%):
AbbVie, Inc.	105,498	14,284,429
Amgen, Inc.	52,502	11,811,375
Cardinal Health, Inc.	164,682	8,479,476
Gilead Sciences, Inc. (b)	164,522	11,945,943
Johnson & Johnson (b)	95,262	16,296,470
Merck & Co., Inc.	184,060	14,106,359
Pfizer, Inc.	254,585	15,033,244
		91,957,296
Industrials (3.4%):
3M Co.	68,181	12,110,991
Lockheed Martin Corp.	40,039	14,230,261
Watsco, Inc.	35,424	11,083,461
		37,424,713
Information Technology (7.2%):
Broadcom, Inc.	17,097	11,376,515
Cisco Systems, Inc.	233,217	14,778,961
Corning, Inc.	233,292	8,685,461
Hewlett Packard Enterprise Co.	582,143	9,180,395
HP, Inc.	287,290	10,822,214
Intel Corp.	135,713	6,989,220
International Business Machines Corp.	76,939	10,283,667
Kyndryl Holdings, Inc. (c)	15,379	278,360
Seagate Technology Holdings PLC	69,650	7,869,057
		80,263,850
Materials (4.7%):
Dow, Inc.	130,155	7,382,392
Eastman Chemical Co.	78,995	9,551,285

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
International Paper Co.	164,724	$7,738,734
LyondellBasell Industries NV, Class A	78,353	7,226,497
Newmont Corp.	153,048	9,492,037
Packaging Corp. of America	78,414	10,676,066
Sylvamo Corp. (c)	14,972	417,569
		52,484,580
Utilities (24.0%):
Alliant Energy Corp.	217,271	13,355,648
American Electric Power Co., Inc. (b)	160,173	14,250,592
Avangrid, Inc. (a)	238,997	11,921,170
CMS Energy Corp.	210,611	13,700,246
Consolidated Edison, Inc. (b)	192,391	16,414,800
Dominion Energy, Inc.	180,599	14,187,857
DTE Energy Co.	116,473	13,923,182
Duke Energy Corp. (b)	143,295	15,031,646
Edison International	197,389	13,471,799
Entergy Corp.	108,644	12,238,747
Evergy, Inc. (b)	189,190	12,980,326
Exelon Corp.	259,235	14,973,414
FirstEnergy Corp.	306,271	12,737,811
NRG Energy, Inc.	132,563	5,710,814
PPL Corp.	459,453	13,811,157
Public Service Enterprise Group, Inc.	197,608	13,186,382
Sempra Energy	93,032	12,306,273
The Southern Co. (b)	223,224	15,308,702
WEC Energy Group, Inc. (b)	133,600	12,968,552
Xcel Energy, Inc. (b)	189,867	12,853,996
		265,333,114
Total Common Stocks (Cost $952,565,563)		1,099,805,167
Investment Companies (0.3%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% (d)	2,805,385	2,805,385
Total Investment Companies (Cost $2,805,385)		2,805,385
Collateral for Securities Loaned^ (1.9%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (d)	478,629	478,629
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	9,400,333	9,400,333
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	238,859	238,859
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	1,904,591	1,904,591
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	8,563,413	8,563,413
Total Collateral for Securities Loaned (Cost $20,585,825)		20,585,825
Total Investments (Cost $975,956,773) — 101.6%		1,123,196,377
Liabilities in excess of other assets — (1.6)%		(17,582,977)
NET ASSETS — 100.00%		$1,105,613,400

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Non-income producing security.

(d)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	15	3/18/22	$3,509,661	$3,568,875	$59,214
Total unrealized appreciation					$59,214
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$59,214

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Banks (15.5%):
1st Source Corp.	3,693	$183,173
Amerant Bancorp, Inc.	4,497	155,371
Atlantic Union Bankshares Corp.	4,095	152,703
Banc of California, Inc.	8,458	165,946
BancFirst Corp.	2,802	197,709
Banner Corp.	2,574	156,165
Berkshire Hills Bancorp, Inc.	4,833	137,402
Brookline Bancorp, Inc.	11,897	192,612
Byline Bancorp, Inc.	6,538	178,814
City Holding Co.	2,764	226,068
Columbia Banking System, Inc.	4,132	135,199
ConnectOne Bancorp, Inc.	5,201	170,125
Customers Bancorp, Inc.	2,862	187,089
CVB Financial Corp.	8,637	184,918
Dime Community Bancshares, Inc.	4,277	150,379
Eagle Bancorp, Inc.	2,788	162,652
Enterprise Financial Services Corp.	3,560	167,640
FB Financial Corp.	3,950	173,089
First BanCorp/Puerto Rico	10,935	150,684
First Bancorp/Southern Pines NC	3,670	167,792
First Busey Corp.	7,210	195,535
First Commonwealth Financial Corp.	11,826	190,280
First Financial Bancorp	6,069	147,962
First Foundation, Inc.	6,799	169,023
First Interstate BancSystem, Inc., Class A	4,020	163,493
First Merchants Corp.	3,791	158,805
Fulton Financial Corp.	10,163	172,771
German American Bancorp, Inc.	4,724	184,142
Great Western Bancorp, Inc.	4,336	147,251
Heartland Financial USA, Inc.	3,714	187,966
Heritage Financial Corp.	6,428	157,100
Hilltop Holdings, Inc.	4,149	145,796
Hope Bancorp, Inc.	10,594	155,838
Independent Bank Corp.	2,247	183,198
International Bancshares Corp.	3,581	151,799
Lakeland Bancorp, Inc.	9,766	185,456
Lakeland Financial Corp.	2,511	201,232
Live Oak Bancshares, Inc.	1,645	143,592
National Bank Holdings Corp., Class A	4,676	205,463
NBT Bancorp, Inc.	4,880	187,978
OFG Bancorp	5,154	136,890
Old National Bancorp	11,654	211,170
Origin Bancorp, Inc.	3,581	153,697
Park National Corp.	1,445	198,413
Preferred Bank	2,658	190,818
Renasant Corp.	4,634	175,860
Republic Bancorp, Inc., Class A	3,742	190,243
S&T Bancorp, Inc.	5,053	159,271

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Sandy Spring Bancorp, Inc.	3,602	$173,184
Seacoast Banking Corp. of Florida	4,530	160,317
Silvergate Capital Corp., Class A (a)	423	62,689
Southside Bancshares, Inc. (b)	4,842	202,492
Stock Yards Bancorp, Inc.	3,754	239,806
The Bancorp, Inc. (a)	4,394	111,212
Tompkins Financial Corp. (c)	1,982	165,656
Towne Bank	5,352	169,070
TriCo Bancshares	4,039	173,515
Triumph Bancorp, Inc. (a)	1,462	174,095
Trustmark Corp.	5,072	164,637
United Community Banks, Inc.	5,295	190,302
Veritex Holdings, Inc.	4,302	171,134
Washington Trust Bancorp, Inc.	3,190	179,820
WesBanco, Inc.	4,529	158,470
Westamerica Bancorp	3,707	214,005
		10,956,976
Capital Markets (2.3%):
B Riley Financial, Inc.	1,694	150,529
BGC Partners, Inc., Class A	23,652	109,982
Brightsphere Investment Group, Inc.	5,612	143,667
Cowen, Inc., Class A	2,605	94,041
Donnelley Financial Solutions, Inc. (a)	3,117	146,935
Piper Sandler Cos.	1,069	190,827
PJT Partners, Inc., Class A	2,342	173,519
Sculptor Capital Management, Inc.	4,176	89,158
StoneX Group, Inc. (a)	2,043	125,134
Victory Capital Holdings, Inc., Class A (d)	4,333	158,284
Virtus Investment Partners, Inc.	454	134,883
WisdomTree Investments, Inc. (c)	19,686	120,478
		1,637,437
Communication Services (2.2%):
AMC Networks, Inc., Class A (a)	1,542	53,107
Boston Omaha Corp., Class A (a)	2,539	72,945
Cars.com, Inc. (a)	7,100	114,239
Gray Television, Inc.	6,795	136,987
IDT Corp., Class B (a)	1,714	75,690
QuinStreet, Inc. (a)	7,796	141,809
Sciplay Corp., Class A (a)	5,228	72,042
Shenandoah Telecommunications Co.	2,790	71,145
TechTarget, Inc. (a)	1,163	111,253
Telephone & Data Systems, Inc.	7,222	145,523
The EW Scripps Co., Class A (a)	6,774	131,077
Thryv Holdings, Inc. (a)	2,014	82,836
United States Cellular Corp. (a)	4,809	151,580
WideOpenWest, Inc. (a)	4,713	101,424
Yelp, Inc. (a)	2,955	107,089
		1,568,746

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Discretionary (13.2%):
1-800-Flowers.com, Inc., Class A (a)	2,641	$61,720
Abercrombie & Fitch Co. (a)	2,735	95,260
Accel Entertainment, Inc. (a)	11,116	144,730
Adtalem Global Education, Inc. (a)	3,776	111,619
American Axle & Manufacturing Holdings, Inc. (a)	9,889	92,264
America's Car-Mart, Inc. (a)	878	89,907
Arko Corp. (a)	11,876	104,152
Bally's Corp. (a)	1,728	65,768
Bed Bath & Beyond, Inc. (a)(c)	1,438	20,966
Big 5 Sporting Goods Corp. (c)	2,266	43,077
Big Lots, Inc.	1,972	88,839
Bloomin' Brands, Inc. (a)	4,348	91,221
Boot Barn Holdings, Inc. (a)	1,133	139,416
Brinker International, Inc. (a)	1,914	70,033
Carriage Services, Inc.	4,346	280,056
Cavco Industries, Inc. (a)	540	171,531
Century Communities, Inc.	1,325	108,372
Chuy's Holdings, Inc. (a)	3,164	95,300
Citi Trends, Inc. (a)	1,100	104,225
Clarus Corp.	5,822	161,386
Conn's, Inc. (a)	2,962	69,666
Denny's Corp. (a)	7,715	123,440
Dine Brands Global, Inc.	1,383	104,845
Dorman Products, Inc. (a)	1,698	191,891
El Pollo Loco Holdings, Inc. (a)	8,653	122,786
Ethan Allen Interiors, Inc. (c)	5,332	140,178
Franchise Group, Inc.	4,238	221,054
Funko, Inc., Class A (a)	3,922	73,734
Genesco, Inc. (a)	1,408	90,351
Gentherm, Inc. (a)	1,529	132,870
G-III Apparel Group Ltd. (a)	3,467	95,828
Golden Entertainment, Inc. (a)	1,884	95,198
GoPro, Inc., Class A (a)	7,714	79,531
Green Brick Partners, Inc. (a)	4,069	123,413
Group 1 Automotive, Inc.	662	129,236
Groupon, Inc. (a)	2,877	66,631
GrowGeneration Corp. (a)(b)	1,881	24,547
Guess?, Inc.	4,098	97,041
Haverty Furniture Cos., Inc.	3,194	97,641
Hibbett, Inc.	1,004	72,218
Hovnanian Enterprises, Inc., Class A (a)	554	70,519
iRobot Corp. (a)	977	64,365
Jack in the Box, Inc.	1,595	139,531
Johnson Outdoors, Inc., Class A	1,344	125,919
Lands' End, Inc. (a)	1,944	38,161
La-Z-Boy, Inc.	4,223	153,337
Liquidity Services, Inc. (a)	2,568	56,701
Lumber Liquidators Holdings, Inc. (a)	5,049	86,186
M/I Homes, Inc. (a)	1,727	107,385

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Malibu Boats, Inc., Class A (a)	1,627	$111,824
MarineMax, Inc. (a)(c)	1,753	103,497
Monarch Casino & Resort, Inc. (a)	1,981	146,495
Monro, Inc.	2,534	147,656
Movado Group, Inc.	2,839	118,755
OneWater Marine, Inc.	2,382	145,231
Oxford Industries, Inc.	1,404	142,534
Party City Holdco, Inc. (a)	10,007	55,739
Patrick Industries, Inc.	1,614	130,234
Perdoceo Education Corp. (a)	13,681	160,889
Ruth's Hospitality Group, Inc. (a)	5,559	110,624
Sally Beauty Holdings, Inc. (a)	5,065	93,500
Shoe Carnival, Inc.	2,889	112,902
Sleep Number Corp. (a)	1,074	82,268
Smith & Wesson Brands, Inc.	3,451	61,428
Sonic Automotive, Inc., Class A	2,295	113,488
Standard Motor Products, Inc.	3,851	201,754
Stoneridge, Inc. (a)	5,435	107,287
Strategic Education, Inc.	1,819	105,211
Stride, Inc. (a)	3,248	108,256
Sturm Ruger & Co., Inc. (b)	1,934	131,551
The Buckle, Inc. (c)	3,234	136,830
The Children's Place, Inc. (a)(c)	968	76,753
The Lovesac Co. (a)	1,305	86,469
The ODP Corp. (a)	1,994	78,324
TravelCenters of America, Inc. (a)	1,971	101,743
Tri Pointe Homes, Inc. (a)	4,903	136,745
Tupperware Brands Corp. (a)	3,457	52,857
Universal Electronics, Inc. (a)	2,812	114,589
Vista Outdoor, Inc. (a)	2,276	104,855
Visteon Corp. (a)	1,171	130,145
Winmark Corp.	962	238,855
Winnebago Industries, Inc.	1,689	126,540
Workhorse Group, Inc. (a)(c)	4,300	18,748
WW International, Inc. (a)	3,619	58,374
XPEL, Inc. (a)	1,102	75,245
Zumiez, Inc. (a)	2,812	134,948
		9,297,188
Consumer Finance (1.2%):
Atlanticus Holdings Corp. (a)	1,103	78,666
Encore Capital Group, Inc. (a)	3,194	198,379
Enova International, Inc. (a)	3,487	142,828
Green Dot Corp., Class A (a)	2,802	101,545
PRA Group, Inc. (a)	4,139	207,819
World Acceptance Corp. (a)(c)	419	102,835
		832,072
Consumer Staples (7.0%):
B&G Foods, Inc. (c)	3,749	115,207
BellRing Brands, Inc., Class A (a)(c)	4,732	135,004

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Calavo Growers, Inc.	3,482	$147,637
Cal-Maine Foods, Inc.	6,715	248,388
Central Garden & Pet Co., Class A (a)	4,298	205,659
Edgewell Personal Care Co.	3,916	179,000
e.l.f. Beauty, Inc. (a)	5,169	171,662
Energizer Holdings, Inc.	4,971	199,337
Fresh Del Monte Produce, Inc.	4,128	113,933
Grocery Outlet Holding Corp. (a)	5,028	142,192
Hostess Brands, Inc. (a)	14,515	296,396
Ingles Markets, Inc., Class A	2,701	233,204
Inter Parfums, Inc.	2,353	251,536
John B Sanfilippo & Son, Inc.	2,540	229,006
Medifast, Inc.	487	101,992
MGP Ingredients, Inc.	1,962	166,750
Nu Skin Enterprises, Inc., Class A	2,870	145,653
PriceSmart, Inc.	2,267	165,876
SpartanNash Co.	7,775	200,284
Sprouts Farmers Market, Inc. (a)	6,117	181,553
The Andersons, Inc.	4,029	155,963
Tootsie Roll Industries, Inc. (c)	3,749	135,826
TreeHouse Foods, Inc. (a)	3,670	148,745
Turning Point Brands, Inc.	2,538	95,886
United Natural Foods, Inc. (a)	2,125	104,295
Universal Corp.	3,803	208,861
USANA Health Sciences, Inc. (a)	1,709	172,951
Vector Group Ltd.	9,468	108,693
Weis Markets, Inc. (b)	2,973	195,861
		4,957,350
Diversified Financial Services (0.3%):
Cannae Holdings, Inc. (a)	5,314	186,787
Energy (1.3%):
Altus Midstream Co., Class A	1,668	102,265
Archrock, Inc.	17,918	134,027
Cactus, Inc., Class A	2,528	96,393
Civitas Resources, Inc.	2,260	110,672
CONSOL Energy, Inc. (a)	3,033	68,879
Core Laboratories NV	3,383	75,475
Renewable Energy Group, Inc. (a)	1,505	63,872
Transocean Ltd. (a)(c)	15,800	43,608
Whiting Petroleum Corp. (a)	2,049	132,529
World Fuel Services Corp. (b)	3,475	91,983
		919,703
Health Care (8.7%):
Addus HomeCare Corp. (a)	1,501	140,358
Amneal Pharmaceuticals, Inc. (a)	15,629	74,863
Amphastar Pharmaceuticals, Inc. (a)(c)	10,231	238,280
Antares Pharma, Inc. (a)	31,189	111,345
Atrion Corp.	263	185,389
Avanos Medical, Inc. (a)	4,586	158,997

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Avid Bioservices, Inc. (a)	3,612	$105,398
BioLife Solutions, Inc. (a)	1,485	55,346
Cara Therapeutics, Inc. (a)	4,362	53,129
Collegium Pharmaceutical, Inc. (a)	4,989	93,194
Community Health Systems, Inc. (a)	5,739	76,386
Corcept Therapeutics, Inc. (a)	8,179	161,944
CorVel Corp. (a)	1,201	249,808
Cross Country Healthcare, Inc. (a)	4,218	117,092
Cutera, Inc. (a)	1,794	74,128
Eagle Pharmaceuticals, Inc. (a)	2,392	121,801
Fulgent Genetics, Inc. (a)	542	54,520
Hanger, Inc. (a)	6,392	115,887
HealthStream, Inc. (a)	6,572	173,238
Innoviva, Inc. (a)	9,966	171,913
Ironwood Pharmaceuticals, Inc. (a)	11,518	134,300
LeMaitre Vascular, Inc.	2,637	132,456
Lexicon Pharmaceuticals, Inc. (a)	7,614	29,999
Ligand Pharmaceuticals, Inc. (a)	621	95,920
Meridian Bioscience, Inc. (a)	4,009	81,784
Mesa Laboratories, Inc.	877	287,735
ModivCare, Inc. (a)	601	89,122
National HealthCare Corp. (b)	2,205	149,808
National Research Corp.	3,132	130,041
Natus Medical, Inc. (a)	5,017	119,053
NextGen Healthcare, Inc. (a)	8,843	157,317
OPKO Health, Inc. (a)(c)	23,418	112,641
OptimizeRx Corp. (a)	1,159	71,985
OraSure Technologies, Inc. (a)	9,275	80,600
Organogenesis Holdings, Inc. (a)	3,998	36,942
Owens & Minor, Inc.	1,813	78,865
Pacira BioSciences, Inc. (a)	2,486	149,583
Patterson Cos., Inc. (b)	4,940	144,989
Phibro Animal Health Corp., Class A	6,302	128,687
Prestige Consumer Healthcare, Inc. (a)	3,548	215,186
RadNet, Inc. (a)	3,138	94,485
Sage Therapeutics, Inc. (a)	2,021	85,973
Simulations Plus, Inc.	2,294	108,506
Supernus Pharmaceuticals, Inc. (a)	4,175	121,743
Surmodics, Inc. (a)	2,388	114,982
Tactile Systems Technology, Inc. (a)	2,669	50,791
The Joint Corp. (a)	887	58,267
The Pennant Group, Inc. (a)	3,234	74,641
U.S. Physical Therapy, Inc.	997	95,263
uniQure NV (a)	3,358	69,645
Vanda Pharmaceuticals, Inc. (a)	6,727	105,547
Vericel Corp. (a)	1,581	62,133
Xencor, Inc. (a)	3,567	143,108
		6,145,113

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (21.7%):
AAR Corp. (a)	4,055	$158,267
ACCO Brands Corp.	15,202	125,568
AeroVironment, Inc. (a)	882	54,710
Air Transport Services Group, Inc. (a)	5,646	165,879
Alamo Group, Inc.	1,203	177,058
Albany International Corp.	2,004	177,254
American Woodmark Corp. (a)	1,877	122,380
Apogee Enterprises, Inc.	3,118	150,132
ArcBest Corp.	1,601	191,880
Arcosa, Inc.	2,560	134,912
Argan, Inc.	4,120	159,403
Astec Industries, Inc.	2,059	142,627
Atlas Air Worldwide Holdings, Inc. (a)	2,110	198,593
AZZ, Inc.	3,302	182,568
Babcock & Wilcox Enterprises, Inc. (a)	9,374	84,553
Barnes Group, Inc.	3,379	157,428
Boise Cascade Co.	1,971	140,335
Brady Corp., Class A	3,903	210,372
BrightView Holdings, Inc. (a)	9,695	136,506
CBIZ, Inc. (a)	6,910	270,319
Columbus McKinnon Corp.	3,411	157,793
Comfort Systems USA, Inc.	2,088	206,587
Construction Partners, Inc., Class A (a)	3,598	105,817
Cornerstone Building Brands, Inc. (a)	5,576	97,245
CRA International, Inc.	1,450	135,372
CSW Industrials, Inc.	1,338	161,711
Deluxe Corp.	3,339	107,215
Douglas Dynamics, Inc.	3,899	152,295
Ducommun, Inc. (a)	2,496	116,738
Dycom Industries, Inc. (a)	1,251	117,294
Eagle Bulk Shipping, Inc.	1,614	73,437
Encore Wire Corp.	1,969	281,764
Energy Recovery, Inc. (a)	5,304	113,983
Enerpac Tool Group Corp.	6,027	122,228
EnPro Industries, Inc.	1,945	214,086
ESCO Technologies, Inc.	2,112	190,059
Federal Signal Corp.	4,555	197,414
Forrester Research, Inc. (a)	3,420	200,857
Forward Air Corp.	2,038	246,781
Franklin Covey Co. (a)	3,314	153,637
Gibraltar Industries, Inc. (a)	1,746	116,423
Global Industrial Co.	3,090	126,381
GMS, Inc. (a)	2,553	153,461
GrafTech International Ltd.	9,942	117,614
Great Lakes Dredge & Dock Corp. (a)	10,359	162,843
Griffon Corp.	5,728	163,133
H&E Equipment Services, Inc.	3,299	146,047
Healthcare Services Group	5,304	94,358
Heartland Express, Inc.	14,491	243,739

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Heidrick & Struggles International, Inc.	3,664	$160,227
Helios Technologies, Inc.	2,094	220,226
Heritage-Crystal Clean, Inc. (a)	4,439	142,137
HNI Corp.	3,964	166,686
Hub Group, Inc., Class A (a)	2,450	206,388
Huron Consulting Group, Inc. (a)	2,863	142,864
Hyster-Yale Materials Handling, Inc.	1,867	76,734
ICF International, Inc.	2,149	220,380
IES Holdings, Inc. (a)	2,670	135,209
Insteel Industries, Inc.	3,348	133,284
Interface, Inc.	8,564	136,596
JELD-WEN Holding, Inc. (a)	4,304	113,453
Kadant, Inc.	837	192,912
KAR Auction Services, Inc. (a)	6,625	103,482
Kelly Services, Inc., Class A	7,321	122,773
Kforce, Inc.	2,950	221,899
Lindsay Corp.	1,049	159,448
Marten Transport Ltd.	11,728	201,252
Matthews International Corp., Class A	4,418	162,008
McGrath RentCorp	2,532	203,218
Mercury Systems, Inc. (a)	2,456	135,227
Meritor, Inc. (a)	5,307	131,507
Moog, Inc., Class A	2,167	175,462
Mueller Industries, Inc.	3,790	224,974
Mueller Water Products, Inc., Class A	12,231	176,126
MYR Group, Inc. (a)	1,254	138,630
NV5 Global, Inc. (a)	1,239	171,131
Omega Flex, Inc.	733	93,054
PAE, Inc. (a)	18,717	185,860
PGT Innovations, Inc. (a)	6,451	145,083
Pitney Bowes, Inc.	5,688	37,711
Primoris Services Corp.	4,713	113,018
Proto Labs, Inc. (a)	1,185	60,850
Quanex Building Products Corp.	6,674	165,382
REV Group, Inc.	5,031	71,189
Romeo Power, Inc. (a)(c)	8,637	31,525
Rush Enterprises, Inc., Class B	3,893	216,607
SkyWest, Inc. (a)	2,474	97,228
SPX Corp. (a)	2,697	160,957
Standex International Corp.	1,693	187,347
Steelcase, Inc., Class A	10,026	117,505
Sterling Construction Co., Inc. (a)	4,067	106,962
Tennant Co.	2,847	230,721
The Gorman-Rupp Co.	4,740	211,167
The Greenbrier Cos., Inc.	2,854	130,970
The Manitowoc Co., Inc. (a)	3,678	68,374
The Shyft Group, Inc.	2,707	132,995
Titan Machinery, Inc. (a)	3,170	106,797
TPI Composites, Inc. (a)	1,916	28,663
TrueBlue, Inc. (a)	4,262	117,930
See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Tutor Perini Corp. (a)	6,709	$82,990
Veritiv Corp. (a)	714	87,515
VSE Corp.	2,782	169,535
Wabash National Corp.	9,009	175,856
		15,325,080
Information Technology (10.4%):
A10 Networks, Inc.	7,769	128,810
ACM Research, Inc., Class A (a)	662	56,449
ADTRAN, Inc.	5,157	117,734
Alpha & Omega Semiconductor Ltd. (a)	2,816	170,537
American Software, Inc., Class A	3,688	96,515
Avaya Holdings Corp. (a)	5,106	101,099
Avid Technology, Inc. (a)	2,810	91,522
Axcelis Technologies, Inc. (a)	1,695	126,379
Belden, Inc.	2,169	142,568
Benchmark Electronics, Inc.	6,497	176,069
Calix, Inc. (a)	1,801	144,026
Cambium Networks Corp. (a)	1,859	47,646
Cass Information Systems, Inc.	4,553	179,024
ChannelAdvisor Corp. (a)	4,208	103,853
Clearfield, Inc. (a)	1,750	147,735
Cohu, Inc. (a)	2,450	93,321
CSG Systems International, Inc.	5,153	296,916
CTS Corp.	4,203	154,334
Digi International, Inc. (a)	5,270	129,484
Ebix, Inc.	2,075	63,080
EchoStar Corp., Class A (a)	4,511	118,865
ePlus, Inc. (a)	3,074	165,627
Extreme Networks, Inc. (a)	9,252	145,256
FARO Technologies, Inc. (a)	2,022	141,581
Ichor Holdings Ltd. (a)	1,909	87,871
InterDigital, Inc.	2,382	170,623
Kimball Electronics, Inc. (a)	4,456	96,963
Knowles Corp. (a)	11,861	276,954
Methode Electronics, Inc.	3,632	178,586
Mitek Systems, Inc. (a)	4,653	82,591
Napco Security Technologies, Inc. (a)	3,561	177,979
NETGEAR, Inc. (a)	3,610	105,448
NetScout Systems, Inc. (a)	7,012	231,957
OSI Systems, Inc. (a)	2,622	244,370
PC Connection, Inc.	3,316	143,019
Photronics, Inc. (a)	9,450	178,133
Plexus Corp. (a)	2,100	201,369
Progress Software Corp.	3,959	191,101
Ribbon Communications, Inc. (a)	14,855	89,873
Sanmina Corp. (a)	5,059	209,746
ScanSource, Inc. (a)	3,275	114,887
SMART Global Holdings, Inc. (a)	2,083	147,872
SolarWinds Corp.	5,838	82,841
Super Micro Computer, Inc. (a)	4,476	196,720

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
TTM Technologies, Inc. (a)	28,757	$428,479
Ultra Clean Holdings, Inc. (a)	1,765	101,240
Veeco Instruments, Inc. (a)	5,924	168,656
Verra Mobility Corp. (a)	8,968	138,376
Xperi Holding Corp.	7,431	140,520
		7,324,604
Insurance (2.8%):
American Equity Investment Life Holding Co.	5,437	211,608
AMERISAFE, Inc.	4,000	215,320
Argo Group International Holdings Ltd.	3,440	199,898
eHealth, Inc. (a)	2,058	52,479
Employers Holdings, Inc.	4,831	199,907
Genworth Financial, Inc. (a)	22,485	91,064
HCI Group, Inc.	929	77,609
Horace Mann Educators Corp.	5,238	202,711
Palomar Holdings, Inc. (a)	1,210	78,372
Safety Insurance Group, Inc. (b)	2,704	229,921
Selectquote, Inc. (a)	6,762	61,264
SiriusPoint Ltd. (a)	18,275	148,576
Stewart Information Services Corp.	2,861	228,107
		1,996,836
IT Services (0.1%):
Everi Holdings, Inc. (a)	4,665	99,598
Machinery (0.1%):
DMC Global, Inc. (a)	2,251	89,162
Materials (4.1%):
AdvanSix, Inc.	3,101	146,522
Chase Corp.	1,533	152,625
Coeur Mining, Inc. (a)	9,550	48,132
GCP Applied Technologies, Inc. (a)	6,774	214,465
Glatfelter Corp.	9,791	168,405
Hawkins, Inc.	3,377	133,223
Innospec, Inc.	1,897	171,375
Koppers Holdings, Inc. (a)	4,034	126,264
Kronos Worldwide, Inc.	12,228	183,542
Materion Corp.	2,164	198,958
Minerals Technologies, Inc.	2,130	155,810
Myers Industries, Inc.	6,967	139,410
O-I Glass, Inc. (a)	7,575	91,127
Orion Engineered Carbons SA (a)	7,220	132,559
Ryerson Holding Corp.	3,180	82,839
Schnitzer Steel Industries, Inc.	2,085	108,253
Schweitzer-Mauduit International, Inc.	3,913	116,999
Stepan Co.	1,834	227,948
TimkenSteel Corp. (a)	4,717	77,831
Trinseo PLC (a)	2,337	122,599
Worthington Industries, Inc.	2,232	122,001
		2,920,887

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Real Estate (1.6%):
Douglas Elliman, Inc. (a)	4,734	$54,441
Forestar Group, Inc. (a)	8,560	186,180
Marcus & Millichap, Inc. (a)	5,093	262,086
Newmark Group, Inc., Class A	8,702	162,727
RE/MAX Holdings, Inc.	4,713	143,699
Realogy Holdings Corp. (a)	5,310	89,261
The RMR Group, Inc., Class A	3,258	112,988
The St. Joe Co.	2,597	135,174
		1,146,556
Thrifts & Mortgage Finance (4.1%):
Axos Financial, Inc. (a)	3,221	180,086
Capitol Federal Financial, Inc.	19,688	223,065
Columbia Financial, Inc. (a)(b)	13,589	283,467
Federal Agricultural Mortgage Corp., Class C	1,758	217,869
Kearny Financial Corp.	14,664	194,298
Merchants Bancorp	3,713	175,736
Meta Financial Group, Inc.	3,005	179,278
NMI Holdings, Inc., Class A (a)	6,271	137,021
Northfield Bancorp, Inc.	12,529	202,469
Northwest Bancshares, Inc. (b)	16,479	233,343
OceanFirst Financial Corp.	7,572	168,098
Premier Financial Corp.	4,984	154,056
Provident Financial Services, Inc.	7,511	181,916
Washington Federal, Inc.	5,522	184,324
WSFS Financial Corp.	3,141	157,427
		2,872,453
Utilities (3.0%):
Avista Corp.	5,359	227,704
Chesapeake Utilities Corp.	1,789	260,854
MGE Energy, Inc.	3,124	256,949
Middlesex Water Co.	1,372	165,052
Northwest Natural Holding Co.	3,222	157,169
Otter Tail Corp. (b)	4,429	316,319
SJW Group	3,276	239,803
South Jersey Industries, Inc.	5,409	141,283
The York Water Co.	3,888	193,545
Unitil Corp. (b)	3,476	159,861
		2,118,539
Total Common Stocks (Cost $58,981,440)		70,395,087
Investment Companies (0.3%)
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% (e)	225,408	225,408
Total Investment Companies (Cost $225,408)		225,408

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.2%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (e)	19,182	$19,182
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (e)	376,734	376,734
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (e)	9,573	9,573
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (e)	76,330	76,330
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (e)	343,193	343,193
Total Collateral for Securities Loaned (Cost $825,012)		825,012
Total Investments (Cost $60,031,860) — 101.1%		71,445,507
Liabilities in excess of other assets — (1.1)%		(773,588)
NET ASSETS — 100.00%		$70,671,919

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  All or a portion of this security is on loan.

(d)  Affiliated security. (See Note 8 in the Notes to Financial Statements)

(e)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	2	3/18/22	$213,193	$224,280	$11,087
Total unrealized appreciation					$11,087
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$11,087

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Australia (4.7%):
Communication Services (0.5%):
REA Group Ltd.	654	$79,750
Telstra Corp. Ltd.	39,188	119,152
		198,902
Consumer Discretionary (0.2%):
Aristocrat Leisure Ltd.	2,469	78,250
Consumer Staples (0.5%):
Coles Group Ltd.	7,619	99,424
Woolworths Group Ltd.	3,505	96,908
		196,332
Energy (0.2%):
Woodside Petroleum Ltd.	4,855	77,446
Financials (1.8%):
ASX Ltd.	1,870	126,366
Australia & New Zealand Banking Group Ltd.	5,432	108,699
Commonwealth Bank of Australia	1,416	104,030
Macquarie Group Ltd.	793	118,481
National Australia Bank Ltd.	5,853	122,785
Suncorp Group Ltd.	9,239	74,395
Westpac Banking Corp.	5,876	91,254
		746,010
Health Care (0.5%):
CSL Ltd.	408	86,280
Sonic Healthcare Ltd.	3,231	109,591
		195,871
Industrials (0.2%):
Brambles Ltd.	14,378	111,174
Materials (0.8%):
BHP Group Ltd. (a)	1,996	60,254
Fortescue Metals Group Ltd.	3,270	45,693
Newcrest Mining Ltd.	3,858	68,698
Rio Tinto Ltd.	766	55,780
Wesfarmers Ltd.	2,560	110,425
		340,850
		1,944,835
Austria (0.5%):
Energy (0.2%):
OMV AG	1,250	71,079
Financials (0.2%):
Erste Group Bank AG	2,101	98,900

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (0.1%):
Verbund AG	498	$56,068
		226,047
Belgium (1.5%):
Consumer Staples (0.2%):
Anheuser-Busch InBev SA (a)	1,288	77,961
Financials (0.8%):
Groupe Bruxelles Lambert SA	1,148	128,283
KBC Group NV	855	73,447
Sofina SA	211	103,767
		305,497
Health Care (0.2%):
UCB SA	792	90,476
Materials (0.3%):
Solvay SA, Class A	733	85,280
Umicore SA	1,032	42,000
		127,280
		601,214
Canada (12.8%):
Communication Services (1.1%):
BCE, Inc. (a)(b)	3,345	174,047
Rogers Communications, Inc., Class B	2,028	96,574
TELUS Corp. (a)(b)	7,115	167,580
		438,201
Consumer Discretionary (0.5%):
Dollarama, Inc.	2,366	118,431
Restaurant Brands International, Inc.	1,455	88,234
		206,665
Consumer Staples (1.3%):
Alimentation Couche-Tard, Inc.	2,011	84,269
George Weston Ltd.	1,089	126,275
Loblaw Cos. Ltd. (a)	1,883	154,296
Metro, Inc. (a)	3,016	160,529
		525,369
Energy (0.9%):
Canadian Natural Resources Ltd.	1,777	75,096
Enbridge, Inc.	3,030	118,368
Suncor Energy, Inc.	2,959	74,045
TC Energy Corp.	2,098	97,585
		365,094
Financials (4.5%):
Bank of Montreal	1,330	143,211
Brookfield Asset Management, Inc., Class A	1,570	94,823
Canadian Imperial Bank of Commerce	1,458	169,973

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Fairfax Financial Holdings Ltd.	204	$100,361
Great-West Lifeco, Inc.	5,227	156,876
Intact Financial Corp.	970	126,097
Manulife Financial Corp.	5,431	103,527
National Bank of Canada (a)	1,910	145,636
Power Corp. of Canada	4,285	141,614
Royal Bank of Canada	1,776	188,511
Sun Life Financial, Inc.	2,645	147,244
The Bank of Nova Scotia	2,522	178,562
The Toronto-Dominion Bank	2,331	178,732
		1,875,167
Industrials (1.2%):
Canadian National Railway Co.	769	94,471
Canadian Pacific Railway Ltd. (a)	1,186	85,312
Thomson Reuters Corp.	810	96,876
Waste Connections, Inc.	1,069	145,711
WSP Global, Inc.	583	84,643
		507,013
Information Technology (0.8%):
CGI, Inc. (c)	1,242	109,834
Constellation Software, Inc.	50	92,779
Open Text Corp.	2,097	99,545
Shopify, Inc., Class A (c)	26	35,803
		337,961
Materials (1.0%):
Aginco Eagle Mines Ltd. (a)	1,069	56,788
Barrick Gold Corp.	3,229	61,399
First Quantum Minerals Ltd.	1,680	40,207
Franco-Nevada Corp.	533	73,722
Nutrien Ltd.	1,277	95,997
Teck Resources Ltd., Class B	1,808	52,076
Wheaton Precious Metals Corp.	1,258	53,988
		434,177
Utilities (1.5%):
Emera, Inc.	4,291	214,482
Fortis, Inc. (a)	4,341	209,465
Hydro One Ltd. (d)	7,014	182,504
		606,451
		5,296,098
Denmark (2.4%):
Consumer Discretionary (0.1%):
Pandora A/S	473	59,053
Consumer Staples (0.3%):
Carlsberg A/S, Class B	589	101,861

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (0.4%):
Danske Bank A/S	4,253	$73,551
Tryg A/S	3,958	97,871
		171,422
Health Care (0.7%):
Coloplast A/S, Class B	458	80,714
Demant A/S (c)	1,008	51,718
Genmab A/S (c)	152	61,207
Novo Nordisk A/S, Class B	879	98,920
		292,559
Industrials (0.4%):
AP Moller — Maersk A/S, Class B	20	71,809
DSV A/S	320	74,841
Vestas Wind Systems A/S (a)	1,036	31,725
		178,375
Materials (0.4%):
Christian Hansen Holding A/S	872	68,812
Novozymes A/S, B Shares	1,121	92,204
		161,016
Utilities (0.1%):
Orsted A/S (d)	321	41,049
		1,005,335
Finland (1.6%):
Consumer Staples (0.2%):
Kesko Oyj, Class B	2,135	71,310
Energy (0.1%):
Neste Oyj	1,061	52,372
Financials (0.5%):
Nordea Bank Abp	8,295	101,472
Sampo Oyj, A Shares	2,125	106,585
		208,057
Industrials (0.2%):
Kone Oyj, Class B	1,168	83,821
Materials (0.4%):
Stora Enso Oyj, Class R	3,748	68,865
UPM-Kymmene Oyj	2,233	85,056
		153,921
Utilities (0.2%):
Fortum Oyj	3,067	94,234
		663,715

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
France (9.0%):
Communication Services (0.5%):
Orange SA	10,196	$109,257
Publicis Groupe SA	1,271	85,657
Vivendi SE	1,800	24,364
		219,278
Consumer Discretionary (0.9%):
Cie Generale des Etablissements Michelin SCA	586	96,163
Hermes International	68	118,903
Kering SA	88	70,816
LVMH Moet Hennessy Louis Vuitton SE	113	93,520
		379,402
Consumer Staples (1.0%):
Carrefour SA	3,488	63,949
Danone SA	1,313	81,596
L'Oreal SA	246	116,765
Pernod Ricard SA	575	138,443
		400,753
Energy (0.4%):
Bollore SA	13,475	75,472
TotalEnergies SE	1,906	96,837
		172,309
Financials (1.2%):
Amundi SA (d)	1,019	84,160
AXA SA	3,374	100,575
BNP Paribas SA	1,109	76,721
CNP Assurances	3,969	98,273
Credit Agricole SA	5,188	74,120
Societe Generale SA	1,889	64,953
		498,802
Health Care (0.6%):
BioMerieux	580	82,468
Sanofi	1,150	115,965
Sartorius Stedim Biotech	112	61,506
		259,939
Industrials (2.4%):
Airbus SE (c)	444	56,792
Alstom SA	1,544	54,875
Bouygues SA	2,256	80,873
Bureau Veritas SA	4,350	144,500
Cie de Saint-Gobain	1,109	78,109
Legrand SA	981	114,915
Safran SA	529	64,834
Schneider Electric SE	549	107,784
Teleperformance	226	100,853

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Thales SA	979	$83,364
Vinci SA	787	83,239
		970,138
Information Technology (0.8%):
Capgemini SE	445	109,169
Dassault Systemes SE	1,750	104,211
Edenred	1,509	69,693
Worldline SA (c)	793	44,244
		327,317
Materials (0.6%):
Air Liquide SA	733	127,937
EssilorLuxottica SA	509	108,495
		236,432
Utilities (0.6%):
Electricite de France SA	3,985	46,862
Engie SA	6,688	99,083
Veolia Environnement SA	2,412	88,580
		234,525
		3,698,895
Germany (6.6%):
Communication Services (0.2%):
Deutsche Telekom AG	5,110	94,820
Consumer Discretionary (1.0%):
adidas AG	184	53,036
Bayerische Motoren Werke AG	765	77,064
Continental AG (c)	497	52,680
Daimler AG	839	64,556
HelloFresh SE (c)	403	30,986
Puma SE	676	82,727
Zalando SE (c)(d)	525	42,517
		403,566
Consumer Staples (0.2%):
Beiersdorf AG	914	94,040
Financials (1.1%):
Allianz SE, Registered Shares	391	92,427
Deutsche Bank AG, Registered Shares (c)	4,703	58,989
Deutsche Boerse AG	631	105,666
Hannover Rueck SE	541	102,943
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	290	86,000
		446,025
Health Care (0.8%):
Carl Zeiss Meditec AG	409	86,067
Fresenius Medical Care AG & Co. KGaA	1,125	73,179

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Fresenius SE & Co. KGaA	1,730	$69,718
Merck KGaA	364	94,063
		323,027
Industrials (1.2%):
Brenntag SE	1,095	99,200
Daimler Truck Holding AG (c)	419	15,402
Deutsche Post AG, Registered Shares	1,191	76,659
KION Group AG	691	75,894
Knorr-Bremse AG	634	62,719
MTU Aero Engines AG	263	53,712
Rational AG	46	47,150
Siemens AG, Registered Shares	450	78,215
		508,951
Information Technology (0.4%):
Infineon Technologies AG	1,369	63,523
SAP SE	648	92,136
		155,659
Materials (1.0%):
BASF SE	1,199	84,326
Covestro AG (d)	1,057	65,218
Evonik Industries AG	3,392	109,935
HeidelbergCement AG	892	60,439
Symrise AG	788	116,886
		436,804
Real Estate (0.2%):
Vonovia SE	1,448	79,947
Utilities (0.5%):
E.ON SE	8,349	115,878
RWE AG	1,960	79,701
		195,579
		2,738,418
Hong Kong (3.2%):
Consumer Staples (0.1%):
WH Group Ltd. (d)	60,459	37,916
Financials (0.5%):
AIA Group Ltd.	4,982	50,221
Hang Seng Bank Ltd.	6,012	110,027
Hong Kong Exchanges and Clearing Ltd.	877	51,221
		211,469
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	60,749	42,539
Industrials (0.5%):
CK Hutchison Holdings Ltd.	11,077	71,457
Jardine Matheson Holdings Ltd.	1,200	66,012
SITC International Holdings Co. Ltd.	8,000	28,933

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Techtronic Industries Co. Ltd.	2,014	$40,087
Xinyi Glass Holdings Ltd.	8,239	20,605
		227,094
Real Estate (0.8%):
CK Asset Holdings Ltd.	12,069	76,077
Henderson Land Development Co. Ltd.	21,711	92,443
New World Development Co. Ltd.	19,031	75,296
Sun Hung Kai Properties Ltd.	6,535	79,285
		323,101
Utilities (1.2%):
China Common Rich Renewable Energy Investments Ltd. (c)(e)(f)	26,000	667
CK Infrastructure Holdings Ltd.	15,992	101,830
CLP Holdings Ltd.	15,330	154,828
Hong Kong and China Gas Co. Ltd.	71,268	110,961
Power Assets Holdings Ltd. (b)	19,122	119,186
		487,472
		1,329,591
Ireland (0.9%):
Consumer Staples (0.2%):
Kerry Group PLC	667	85,992
Industrials (0.3%):
Experian PLC	1,874	92,111
Kingspan Group PLC	448	53,550
		145,661
Materials (0.4%):
CRH PLC	1,417	75,042
Smurfit Kappa Group PLC	1,419	78,249
		153,291
		384,944
Israel (0.5%):
Financials (0.3%):
Bank Leumi Le-Israel BM	12,209	131,480
Information Technology (0.2%):
Nice Ltd. (c)	244	74,761
		206,241
Italy (2.7%):
Consumer Discretionary (0.2%):
Moncler SpA	1,166	84,978
Financials (0.9%):
Assicurazioni Generali SpA	5,489	116,412
Intesa Sanpaolo SpA	33,287	86,170
Poste Italiane SpA (d)	6,636	87,178
UniCredit SpA	5,004	77,154
		366,914

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Health Care (0.5%):
Amplifon SpA (a)	1,239	$66,927
DiaSorin SpA	280	53,375
Recordati Industria Chimica e Farmaceutica SpA	1,453	93,456
		213,758
Industrials (0.2%):
Atlantia SpA (c)	3,857	76,641
Information Technology (0.1%):
Nexi SpA (c)(d)	3,400	54,149
Utilities (0.8%):
Enel SpA	9,580	76,842
Snam SpA	20,935	126,311
Terna — Rete Elettrica Nazionale	13,727	111,169
		314,322
		1,110,762
Japan (17.7%):
Communication Services (1.3%):
KDDI Corp.	3,208	93,777
Nexon Co. Ltd.	2,800	54,145
Nintendo Co. Ltd. (b)	100	46,648
Nippon Telegraph & Telephone Corp.	3,828	104,845
Softbank Corp.	10,400	131,526
SoftBank Group Corp.	1,000	47,248
Z Holdings Corp.	8,330	48,339
		526,528
Consumer Discretionary (2.5%):
Bandai Namco Holdings, Inc.	900	70,382
Bridgestone Corp.	1,600	68,850
Denso Corp.	800	66,283
Fast Retailing Co. Ltd.	100	56,786
Honda Motor Co. Ltd.	2,300	64,594
Nitori Holdings Co. Ltd.	430	64,401
Pan Pacific International Holdings Corp.	3,600	49,676
Panasonic Corp.	5,500	60,495
Sekisui House Ltd.	4,272	91,710
Shimano, Inc.	240	63,980
Sony Group Corp.	600	75,515
Subaru Corp.	3,800	67,964
Suzuki Motor Corp.	1,400	53,914
Toyota Industries Corp.	808	64,564
Toyota Motor Corp.	4,720	86,410
ZOZO, Inc.	1,300	40,579
		1,046,103
Consumer Staples (1.5%):
Asahi Group Holdings Ltd.	1,560	60,685
Japan Tobacco, Inc.	5,444	109,936

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Kao Corp.	1,518	$79,444
Kikkoman Corp.	800	67,264
Kirin Holdings Co. Ltd.	5,600	89,933
Seven & i Holdings Co. Ltd.	1,600	70,338
Suntory Beverage & Food Ltd.	1,800	65,107
Unicharm Corp.	1,694	73,631
		616,338
Energy (0.4%):
Ajinomoto Co., Inc.	2,700	82,096
ENEOS Holdings, Inc.	20,100	75,203
		157,299
Financials (2.5%):
Dai-ichi Life Holdings, Inc.	3,188	64,461
Japan Exchange Group, Inc.	2,600	56,924
Japan Post Bank Co. Ltd.	9,912	90,924
Japan Post Holdings Co. Ltd.	9,800	76,416
Mitsubishi UFJ Financial Group, Inc.	14,800	80,415
Mizuho Financial Group, Inc.	6,700	85,228
MS&AD Insurance Group Holdings, Inc.	2,900	89,489
Nomura Holdings, Inc.	12,800	55,837
ORIX Corp.	3,668	74,868
Sompo Holdings, Inc.	2,100	88,722
Sumitomo Mitsui Financial Group, Inc.	2,384	81,733
Sumitomo Mitsui Trust Holdings, Inc.	2,600	86,878
Tokio Marine Holdings, Inc.	1,800	100,040
		1,031,935
Health Care (2.2%):
Astellas Pharma, Inc.	4,452	72,406
Chugai Pharmaceutical Co. Ltd.	1,790	58,131
Daiichi Sankyo Co. Ltd.	2,600	66,125
Eisai Co. Ltd.	554	31,460
Hoya Corp.	418	62,186
Kyowa Kirin Co. Ltd.	2,100	57,243
M3, Inc.	800	40,296
Olympus Corp.	2,700	62,200
Ono Pharmaceutical Co. Ltd.	3,284	81,550
Otsuka Holdings Co. Ltd.	2,000	72,498
Shionogi & Co. Ltd.	1,228	86,753
Sysmex Corp.	474	64,087
Takeda Pharmaceutical Co. Ltd.	3,000	81,828
Terumo Corp.	1,700	71,837
		908,600
Industrials (3.0%):
Daikin Industries Ltd.	266	60,342
FANUC Corp.	230	48,756
Hitachi Ltd.	1,100	59,586
ITOCHU Corp.	3,100	94,825
Komatsu Ltd.	2,788	65,294

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Kubota Corp.	3,204	$71,136
Makita Corp.	1,200	50,949
Marubeni Corp.	7,700	74,951
Mitsubishi Corp.	2,892	91,832
Mitsubishi Electric Corp.	5,552	70,408
Mitsui & Co. Ltd. (a)	2,986	70,710
Nidec Corp.	554	65,125
Nippon Yusen KK	500	38,084
Recruit Holdings Co. Ltd.	920	55,771
Secom Co. Ltd.	1,210	84,019
SG Holdings Co. Ltd.	2,400	56,197
SMC Corp.	114	76,909
Toshiba Corp.	1,100	45,239
Toyota Tsusho Corp.	1,300	59,908
		1,240,041
Information Technology (3.0%):
Advantest Corp.	600	56,865
Canon, Inc. (a)	2,614	63,662
FUJIFILM Holdings Corp.	960	71,167
Fujitsu Ltd.	400	68,620
Keyence Corp.	128	80,444
Kyocera Corp.	1,300	81,237
Lasertec Corp.	200	61,369
Murata Manufacturing Co. Ltd.	802	63,855
NEC Corp.	1,100	50,787
Nomura Research Institute Ltd.	1,674	71,830
NTT Data Corp.	3,808	81,650
Obic Co. Ltd.	400	75,124
Omron Corp.	800	79,715
Renesas Electronics Corp. (c)	4,300	53,203
TDK Corp.	1,900	74,176
Shimadzu Corp.	1,600	67,542
Tokyo Electron Ltd.	126	72,613
Yaskawa Electric Corp.	1,200	58,847
		1,232,706
Materials (0.7%):
Asahi Kasei Corp.	6,800	63,914
Mitsubishi Chemical Holdings Corp.	7,900	58,524
Nippon Paint Holdings Co. Ltd.	3,590	39,143
Nippon Steel Corp.	2,100	34,300
Shin-Etsu Chemical Co. Ltd.	470	81,405
		277,286
Real Estate (0.6%):
Daiwa House Industry Co. Ltd.	2,500	71,907
Mitsubishi Estate Co. Ltd.	5,452	75,587

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Mitsui Fudosan Co. Ltd.	2,978	$58,998
Sumitomo Realty & Development Co. Ltd.	1,900	55,888
		262,380
		7,299,216
Korea, Republic Of (3.1%):
Communication Services (0.4%):
Kakao Corp.	403	38,143
NAVER Corp.	156	49,677
NCSoft Corp.	86	46,524
SK Telecom Co. Ltd.	756	36,827
		171,171
Consumer Discretionary (0.4%):
Hyundai Mobis Co. Ltd.	189	40,468
Hyundai Motor Co.	266	46,773
Kia Corp.	584	40,388
LG Electronics, Inc.	265	30,767
		158,396
Consumer Staples (0.2%):
Amorepacific Corp.	308	43,275
LG Household & Health Care Ltd.	59	54,453
		97,728
Financials (0.4%):
KB Financial Group, Inc.	1,369	63,348
Samsung Life Insurance Co. Ltd.	1,083	58,405
Shinhan Financial Group Co. Ltd.	2,263	70,064
		191,817
Health Care (0.3%):
Celltrion Healthcare Co. Ltd.	402	27,116
Celltrion, Inc.	177	29,565
Samsung Biologics Co. Ltd. (c)(d)	72	54,700
		111,381
Industrials (0.4%):
HMM Co. Ltd. (c)	825	18,671
LG Corp.	543	36,958
Samsung C&T Corp.	534	53,463
SK, Inc.	215	45,402
		154,494
Information Technology (0.7%):
Samsung Electro-Mechanics Co. Ltd.	369	61,314
Samsung Electronics Co. Ltd.	1,269	83,596
Samsung SDI Co. Ltd.	78	42,983
SK Hynix, Inc.	566	62,381
SK Square Co. Ltd. (c)	488	27,262
		277,536

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Materials (0.2%):
LG Chem Ltd.	71	$36,736
POSCO	184	42,494
		79,230
Utilities (0.1%):
Korea Electric Power Corp.	3,062	56,933
		1,298,686
Luxembourg (0.6%):
Energy (0.1%):
Tenaris SA	5,257	55,117
Health Care (0.2%):
Eurofins Scientific SE (d)	540	66,883
Materials (0.1%):
ArcelorMittal SA	1,469	47,067
Real Estate (0.2%):
Aroundtown SA (a)	10,356	62,719
		231,786
Netherlands (4.0%):
Communication Services (0.3%):
Koninklijke KPN NV	27,188	84,495
Universal Music Group NV	1,800	50,777
		135,272
Consumer Discretionary (0.1%):
Prosus NV	574	48,047
Consumer Staples (1.0%):
Davide Campari-Milano NV	7,631	111,672
Heineken Holding NV	1,065	98,385
Heineken NV	869	97,799
Koninklijke Ahold Delhaize NV	3,308	113,483
		421,339
Financials (0.8%):
ABN AMRO Bank NV (d)	4,095	60,211
Euronext NV (d)	765	79,467
ING Groep NV	4,605	64,176
NN Group NV	1,908	103,412
		307,266
Health Care (0.2%):
Koninklijke Philips NV	2,005	74,786
Industrials (0.5%):
Randstad NV	1,255	85,778
Wolters Kluwer NV	1,045	123,245
		209,023

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Information Technology (0.6%):
Adyen NV (c)(d)	16	$42,103
ASM International NV	142	62,834
ASML Holding NV	77	61,947
STMicroelectronics NV	1,497	73,910
		240,794
Materials (0.5%):
Akzo Nobel NV	837	91,949
Koninklijke DSM NV	547	123,295
		215,244
		1,651,771
New Zealand (0.3%):
Health Care (0.2%):
Fisher & Paykel Healthcare Corp. Ltd.	2,542	57,019
Information Technology (0.1%):
Xero Ltd. (c)	496	51,030
		108,049
Norway (1.4%):
Communication Services (0.3%):
Telenor ASA	7,398	116,480
Consumer Staples (0.2%):
Mowi ASA	3,300	78,237
Financials (0.5%):
DNB Bank ASA	4,306	98,810
Gjensidige Forsikring ASA	4,603	111,900
		210,710
Materials (0.4%):
Norsk Hydro ASA	8,037	63,471
Yara International ASA	1,833	92,661
		156,132
		561,559
Portugal (0.4%):
Consumer Staples (0.2%):
Jeronimo Martins SGPS SA	4,246	97,156
Utilities (0.2%):
EDP — Energias de Portugal SA	13,825	76,047
		173,203
Singapore (1.4%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	62,600	107,795
Consumer Staples (0.2%):
Wilmar International Ltd.	31,362	96,370

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (0.9%):
DBS Group Holdings Ltd.	4,678	$113,400
Oversea-Chinese Banking Corp. Ltd.	13,538	114,550
United Overseas Bank Ltd.	6,892	137,604
		365,554
		569,719
Spain (1.5%):
Communication Services (0.2%):
Telefonica SA	14,332	62,847
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	2,374	77,104
Energy (0.2%):
Repsol SA	5,476	65,056
Financials (0.4%):
Banco Bilbao Vizcaya Argentaria SA	9,219	55,098
Banco Santander SA	16,823	56,314
CaixaBank SA	21,283	58,488
		169,900
Health Care (0.1%):
Grifols SA	3,024	58,092
Utilities (0.4%):
Endesa SA	3,667	84,325
Iberdrola SA	7,897	93,585
		177,910
		610,909
Sweden (5.0%):
Consumer Discretionary (0.3%):
Evolution AB (d)	252	35,882
Hennes & Mauritz AB, Class B	3,789	74,698
		110,580
Consumer Staples (0.5%):
Essity AB, Class B	3,461	113,183
Swedish Match AB	10,144	80,878
		194,061
Financials (1.5%):
EQT AB	942	51,412
Industrivarden AB, Class C	2,779	87,403
Investor AB, Class B	4,427	111,618
L E Lundbergforetagen AB, Class B	1,561	87,788
Skandinaviska Enskilda Banken AB, Class A	6,920	96,411
Svenska Handelsbanken AB, Class A	8,922	96,658
Swedbank AB, Class A	4,598	92,693
		623,983
See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (1.9%):
Alfa Laval AB	2,049	$82,659
Assa Abloy AB, Class B	2,815	86,074
Atlas Copco AB, Class A	1,261	87,361
Epiroc AB, Class A	3,600	91,345
Indutrade AB	2,447	75,092
Lifco AB, Class B	2,573	77,107
Nibe Industrier AB, Class B	4,565	69,109
Sandvik AB	2,791	78,048
Skanska AB, Class B	2,899	75,163
Volvo AB, Class B	3,270	75,895
		797,853
Information Technology (0.4%):
Hexagon AB, Class B	5,226	83,108
Sinch AB (c)(d)	1,679	21,394
Telefonaktiebolaget LM Ericsson, Class B	6,489	71,686
		176,188
Materials (0.2%):
Svenska Cellulosa AB SCA, Class B	4,808	85,563
Real Estate (0.2%):
Fastighets AB Balder, Class B (c)	1,151	83,053
		2,071,281
Switzerland (8.1%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	218	123,156
Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered Shares	674	101,333
The Swatch Group AG	284	86,987
		188,320
Consumer Staples (1.3%):
Barry Callebaut AG, Registered Shares	51	124,071
Chocoladefabriken Lindt & Spruengli AG	10	138,654
Coca-Cola HBC AG	2,764	95,571
Nestle SA, Registered Shares	1,205	168,586
		526,882
Financials (1.6%):
Credit Suisse Group AG, Registered Shares	6,176	60,153
Julius Baer Group Ltd.	1,219	81,873
Partners Group Holding AG	54	89,664
Swiss Life Holding AG	195	119,667
Swiss Re AG	1,031	102,161
UBS Group AG	5,154	92,907
Zurich Insurance Group AG	256	112,529
		658,954

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Health Care (1.4%):
Alcon, Inc.	940	$83,319
Lonza Group AG, Registered Shares	108	90,299
Novartis AG, Registered Shares	1,392	122,681
Roche Holding AG	280	116,531
Sonova Holding AG	182	71,489
Straumann Holding AG, Class R	39	82,932
		567,251
Industrials (1.6%):
ABB Ltd., Registered Shares	2,665	102,106
Geberit AG, Registered Shares	144	117,805
Kuehne + Nagel International AG, Class R	238	76,921
Schindler Holding AG	325	87,592
SGS SA, Registered Shares	51	170,597
VAT Group AG (d)	176	87,797
		642,818
Information Technology (0.2%):
Logitech International SA, Class R	577	48,699
Temenos AG	351	48,571
		97,270
Materials (1.3%):
EMS-Chemie Holding AG	105	117,692
Givaudan SA, Registered Shares	25	131,518
Glencore PLC	12,006	60,921
Holcim Ltd.	1,719	87,771
Sika AG, Registered Shares	293	122,295
		520,197
		3,324,848
United Kingdom (9.4%):
Communication Services (0.2%):
BT Group PLC	26,332	60,420
Consumer Discretionary (0.6%):
Entain PLC (c)	1,735	39,517
JD Sports Fashion PLC (c)	20,785	61,264
Next PLC	638	70,368
Persimmon PLC	1,629	62,961
		234,110
Consumer Staples (1.4%):
Associated British Foods PLC	2,774	75,382
British American Tobacco PLC	2,360	87,303
Diageo PLC	2,188	119,507
Imperial Brands PLC	3,893	85,164
Tesco PLC	29,293	114,923
Unilever PLC	1,833	97,873
		580,152

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Energy (0.3%):
BP PLC	14,211	$63,561
Royal Dutch Shell PLC, Class A	3,382	74,228
		137,789
Financials (2.2%):
3i Group PLC	4,568	89,576
Admiral Group PLC	1,973	84,294
Aviva PLC	15,753	87,492
Barclays PLC	23,458	59,365
HSBC Holdings PLC	14,268	86,630
Legal & General Group PLC	18,566	74,749
Lloyds Banking Group PLC	106,510	68,899
London Stock Exchange Group PLC	584	54,770
NatWest Group PLC	21,349	65,209
Schroders PLC	1,884	90,767
St James's Place PLC	3,836	87,395
Standard Chartered PLC	11,232	68,158
		917,304
Health Care (0.7%):
AstraZeneca PLC	786	92,308
GlaxoSmithKline PLC (b)	5,362	116,582
Smith & Nephew PLC	3,942	69,005
		277,895
Industrials (2.0%):
Ashtead Group PLC	1,129	90,787
BAE Systems PLC	12,956	96,399
Bunzl PLC	2,627	102,566
Ferguson PLC	705	125,033
Intertek Group PLC	1,150	87,620
RELX PLC	3,533	114,845
Rentokil Initial PLC	11,130	87,964
Rolls-Royce Holdings PLC (c)	27,045	44,974
Spirax-Sarco Engineering PLC	422	91,661
		841,849
Information Technology (0.4%):
AVEVA Group PLC	1,213	55,879
Halma PLC	2,340	101,335
		157,214
Materials (1.1%):
Anglo American PLC	1,111	45,346
Antofagasta PLC	2,778	50,321
BHP Group PLC	2,047	60,931
Croda International PLC	845	115,727
Evraz PLC (b)	6,982	56,844
Mondi PLC	2,992	73,937
Rio Tinto PLC	801	53,029
		456,135

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Utilities (0.5%):
National Grid PLC	8,822	$126,528
SSE PLC	3,563	79,512
		206,040
		3,868,908
Total Common Stocks (Cost $34,314,854)		40,976,030
Investment Companies (0.1%)
United States (0.1%):
BlackRock Liquidity Funds T-Fund, Institutional Shares, 0.01% (g)	48,398	48,398
Total Investment Companies (Cost $48,398)		48,398
Collateral for Securities Loaned^ (3.3%)
United States (3.3%):
BlackRock Liquidity Funds TempFund, Institutional Class, 0.04% (g)	32,185	32,185
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	632,115	632,115
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (g)	16,062	16,062
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (g)	128,072	128,072
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.06% (g)	575,837	575,837
Total Collateral for Securities Loaned (Cost $1,384,271)		1,384,271
Total Investments (Cost $35,747,523) — 102.7%		42,408,699
Liabilities in excess of other assets — (2.7)%		(1,122,971)
NET ASSETS — 100.00%		$41,285,728

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Non-income producing security.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $1,043,128 and amounted to 2.5% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(f)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2021, illiquid securities were less than 0.05% of net assets.

(g)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	3/18/22	$114,254	$116,090	$1,836
Total unrealized appreciation					$1,836
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$1,836

See notes to financial statements.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (14.8%):
Fox Corp., Class A	42,396	$1,564,412
Fox Corp., Class B	32,985	1,130,396
Liberty Broadband Corp., Class C (a)	19,710	3,175,281
Roku, Inc. (a)	15,578	3,554,900
Take-Two Interactive Software, Inc. (a)	15,259	2,711,829
ViacomCBS, Inc., Class B	80,293	2,423,243
Yandex NV, Class A (a)	42,728	2,585,044
Zillow Group, Inc., Class A (a)	8,122	505,351
Zillow Group, Inc., Class C (a)	24,776	1,581,948
ZoomInfo Technologies, Inc. (a)	53,362	3,425,840
		22,658,244
Consumer Discretionary (13.6%):
Caesars Entertainment, Inc. (a)	28,292	2,646,151
DraftKings, Inc., Class A (a)	53,791	1,477,639
Etsy, Inc. (a)	16,779	3,673,594
Expedia Group, Inc. (a)	19,323	3,492,052
Pool Corp.	5,305	3,002,630
Tractor Supply Co.	15,063	3,594,032
Ulta Beauty, Inc. (a)	7,194	2,966,374
		20,852,472
Consumer Staples (2.2%):
Coca-Cola Europacific Partners PLC	60,332	3,374,369
Electronic Equipment, Instruments & Components (7.0%):
CDW Corp.	17,962	3,678,258
Trimble, Inc. (a)	33,219	2,896,365
Zebra Technologies Corp. (a)	7,073	4,209,849
		10,784,472
Energy (1.7%):
Diamondback Energy, Inc.	23,977	2,585,919
Health Care (19.5%):
Alnylam Pharmaceuticals, Inc. (a)	15,828	2,684,112
AstraZeneca PLC, ADR	80,251	4,674,621
BeiGene Ltd., ADR (a)	6,568	1,779,468
BioNTech SE, ADR (a)	11,660	3,005,948
Bio-Techne Corp.	5,200	2,690,168
Cerner Corp.	38,938	3,616,172
Hologic, Inc. (a)	33,274	2,547,458
Horizon Therapeutics PLC (a)	30,018	3,234,740
ICON PLC (a)	10,772	3,336,088
Insulet Corp. (a)	9,127	2,428,421
		29,997,196
Industrials (10.0%):
CoStar Group, Inc. (a) (b)	52,267	4,130,661
Expeditors International of Washington, Inc.	22,419	3,010,648
J.B. Hunt Transport Services, Inc.	13,898	2,840,751
Old Dominion Freight Line, Inc.	15,221	5,454,902
		15,436,962

See notes to financial statements.

Victory Portfolios II VictoryShares Nasdaq Next 50 ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
IT Services (6.5%):
Affirm Holdings, Inc. (a)	27,553	$2,770,730
Akamai Technologies, Inc. (a)	21,503	2,516,711
MongoDB, Inc. (a)	8,758	4,636,047
		9,923,488
Semiconductors & Semiconductor Equipment (13.3%):
Enphase Energy, Inc. (a)	17,855	3,266,394
Entegris, Inc.	17,934	2,485,294
Monolithic Power Systems, Inc.	6,100	3,009,313
ON Semiconductor Corp. (a)	57,018	3,872,662
Qorvo, Inc. (a)	14,587	2,281,261
SolarEdge Technologies, Inc. (a)	6,951	1,950,242
Teradyne, Inc.	21,573	3,527,833
		20,392,999
Software (7.1%):
AppLovin Corp., Class A (a)	29,964	2,824,406
SS&C Technologies Holdings, Inc.	33,651	2,758,709
The Trade Desk, Inc., Class A (a)	57,712	5,288,728
		10,871,843
Technology Hardware, Storage & Peripherals (3.9%):
NetApp, Inc.	29,596	2,722,536
Seagate Technology Holdings PLC	29,464	3,328,843
		6,051,379
Total Common Stocks (Cost $133,079,382)		152,929,343
Total Investments (Cost $133,079,382) — 99.6%		152,929,343
Other assets in excess of liabilities — 0.4%		594,761
NET ASSETS — 100.00%		$153,524,104

(a)  Non-income producing security.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	2	3/18/22	$638,152	$652,830	$14,678
Total unrealized appreciation					$14,678
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$14,678

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (10.6%)
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class C, 1.41%, 8/18/27, Callable 9/18/25 @ 100	$500,000	$496,331
BCC Funding XVII LLC, Series 2020-1, Class B, 1.46%, 9/22/25, Callable 7/20/24 @ 100 (a)	250,000	249,650
CARDS II Trust, Series 2021-1A, Class C, 1.20%, 4/15/27 (a)	540,000	533,082
Carvana Auto Receivables Trust, Series 2021-P4, Class B, 1.98%, 2/10/28, Callable 4/10/27 @ 100	500,000	499,663
Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28, Callable 12/10/26 @ 100	875,000	874,640
Carvana Auto Receivables Trust, Series 2019-2A, Class D, 3.28%, 1/15/25, Callable 7/15/24 @ 100 (a)	250,000	254,061
CCG Receivables Trust, Series 2021-2, Class C, 1.50%, 3/14/29, Callable 5/14/25 @ 100 (a)	250,000	247,346
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	320,000	317,377
DB Master Finance LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/51, Callable 11/20/25 @ 100 (a)	600,000	596,065
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	654,000	649,428
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27, Callable 7/15/26 @ 100	500,000	496,657
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 6/15/23 @ 100	420,000	425,542
DT Auto Owner Trust, Series 2020-2A, Class D, 4.73%, 3/16/26, Callable 1/15/24 @ 100 (a)	500,000	527,991
Evergreen Credit Card Trust, Series 2021-1, Class B, 1.15%, 10/15/26, Callable 11/15/24 @ 100 (a)	391,000	387,471
Evergreen Credit Card Trust, Series 2021-1, Class C, 1.42%, 10/15/26, Callable 11/15/24 @ 100 (a)	319,000	316,319
Exeter Automobile Receivables Trust 2019-4, Series 2019-4A, Class D, 2.58%, 9/15/25, Callable 10/15/23 @ 100 (a)	250,000	254,187
First Investors Auto Owner Trust, Series 2019-1A, Class D, 3.55%, 4/15/25, Callable 1/15/23 @ 100 (a)	250,000	254,960
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	750,000	748,149
FirstKey Homes Trust, Series 2021-SFR3, Class D, 2.79%, 12/17/38 (a)	750,000	743,026
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	500,000	495,345
Flagship Credit Auto Trust, Series 2018-4, Class D, 4.33%, 12/16/24, Callable 1/15/24 @ 100 (a)	500,000	515,955
Flagship Credit Auto Trust, Series 2018-3, Class D, 4.15%, 12/16/24, Callable 10/15/23 @ 100 (a)	350,000	360,777
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 3/15/26 @ 100 (a)	500,000	498,272
Ford Credit Auto Owner Trust, Series 2021-2, Class C, 2.11%, 5/15/34, Callable 11/15/26 @ 100 (a)	500,000	495,231
Hyundai Auto Receivables Trust 2021-C, Series 2021-C, Class C, 1.66%, 6/15/28, Callable 12/15/25 @ 100	500,000	493,645
JPMorgan Chase Bank NA, Series 2020-2, Class C, 1.14%, 2/25/28, Callable 4/25/24 @ 100 (a)	286,983	287,049

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 8/25/24 @ 100 (a)	$214,997	$213,826
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,000,000	984,686
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	366,000	366,843
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	677,000	663,806
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	250,000	244,969
Pawnee Equipment Receivables LLC, Series 2021-1, Class B, 1.82%, 7/15/27, Callable 11/15/25 @ 100 (a)	136,000	134,709
Santander Bank NA, Series 2021-1A, Class C, 3.27%, 12/15/31, Callable 6/15/25 @ 100 (a)	750,000	749,323
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 6/15/25 @ 100 (a)	800,000	799,262
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/23 @ 100 (a)	250,000	265,342
Santander Drive Auto Receivables Trust, Series 2021-4, Class C, 1.26%, 2/16/27, Callable 9/15/25 @ 100	250,000	247,329
SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.93%, 9/20/30, Callable 5/20/23 @ 100 (a)	500,000	488,638
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	744,000	741,057
Vantage Data Centers LLC, Series 2020-2A, Class A2, 1.99%, 9/15/45, Callable 9/15/25 @ 100 (a)	453,000	441,213
Verizon Master Trust, Series 2021-2, Class C, 1.38%, 4/20/28, Callable 10/20/24 @ 100	500,000	496,785
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 12/15/24 @ 100 (a)	500,000	499,057
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 3/15/23 @ 100 (a)	1,250,000	1,281,834
Total Asset-Backed Securities (Cost $20,769,411)		20,636,898
Collateralized Mortgage Obligations (16.4%)
37 Capital CLO I, Series 2021-1A, Class C, 2.45% (US0003M+225bps), 10/15/34, Callable 10/15/23 @ 100 (a) (b)	250,000	248,667
Aimco CLO 11 Ltd., Series 2020-11A, Class BR, 1.72% (US0003M+160bps), 10/17/34, Callable 1/17/24 @ 100 (a) (b)	250,000	247,219
AOA Mortgage Trust, Series 2021-1177, Class D, 1.93% (US0001M+182bps), 10/15/36 (a) (b)	300,000	298,364
AOA Mortgage Trust, Series 2021-1177, Class B, 1.28% (US0001M+117bps), 10/15/36 (a) (b)	250,000	247,810
Aventura Mall Trust, Series 2018-AVM, Class A, 4.11%, 7/5/40 (a) (d)	500,000	555,632
Ballyrock CLO 18 Ltd., Series 2021-18A, Class A2, 1.88% (US0003M+165bps), 1/15/35 (a) (b)	750,000	744,333
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33, Callable 4/14/25 @ 100 (a)	750,000	779,219
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a) (b)	750,000	763,620
BBCMS Mortgage Trust, Series 2020-BID, Class C, 3.75% (LIBOR01M+364bps), 10/15/37 (a) (b)	300,000	301,130

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.65% (LIBOR01M+254bps), 10/15/37 (a) (b)	$500,000	$501,193
Benchmark 2020-B19 Mortgage Trust, Series 2020-B19, Class AS, 2.15%, 9/15/53, Callable 9/15/30 @ 100	1,000,000	966,676
BPR Trust, Series 2021-TY, Class A, 1.16% (LIBOR01M+105bps), 9/23/23 (a) (b)	500,000	499,073
BPR Trust, Series 2021-TY, Class D, 2.46% (LIBOR01M+235bps), 9/23/23 (a) (b)	500,000	498,320
BX Commercial Mortgage Trust, Series 2021-VOLT, Class B, 1.06% (LIBOR01M+85bps), 9/15/23 (a) (b)	250,000	247,736
BX Commercial Mortgage Trust, Series 2021-SOAR, Class D, 1.51% (LIBOR01M+140bps), 6/15/38 (a) (b)	250,000	247,612
BX Commercial Mortgage Trust, Series 2021-XL2, Class B, 1.11% (US0001M+100bps), 10/15/36 (a) (b)	250,000	247,944
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.56% (LIBOR01M+145bps), 10/15/36 (a) (b)	1,215,500	1,212,060
BX Mortgage Trust, Series 2021-PAC, Class B, 1.01% (US0001M+90bps), 10/15/36 (a) (b)	250,000	248,150
BX Trust, Series 2021-ARIA, Class D, 2.01% (US0001M+190bps), 10/15/36 (a) (b)	250,000	249,435
BX Trust, Series 2021-RISE, Class B, 1.35% (US0001M+125bps), 11/15/36 (a) (b)	500,000	499,821
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a) (d)	250,000	240,181
BXP Trust, Series 2021-601L, Class D, 2.78%, 1/15/44 (a) (d)	1,000,000	921,098
BXP Trust, Series 2021-601L, Class B, 2.78%, 1/15/44 (a) (d)	500,000	504,449
CAMB Commercial Mortgage Trust, Series 2021-CX2, Class A, 2.70%, 11/10/46 (a)	1,000,000	1,027,578
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.11% (LIBOR01M+300bps), 11/15/36 (a) (b)	696,000	695,919
Columbia Cent CLO 29 Ltd., Series 2020-29A, Class BR, 1.85% (US0003M+170bps), 10/20/34, Callable 10/20/23 @ 100 (a) (b)	500,000	497,746
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	825,000	813,935
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a) (d)	500,000	522,668
Eaton Vance CLO Ltd., Series 2020-2A, Class BR, 1.81% (US0003M+170bps), 1/15/35, Callable 1/15/24 @ 100 (a) (b)	500,000	498,894
Flatiron CLO 20 Ltd., Series 2020-1A, Class B, 1.91% (US0003M+175bps), 11/20/33, Callable 11/20/22 @ 100 (a) (b)	750,000	750,396
Golub Capital Partners CLO Ltd., Series 2020-52A, Class C, 2.93% (LIBOR03M+280bps), 1/20/34, Callable 1/20/23 @ 100 (a) (b)	500,000	501,412
Hilton USA Trust, Series 2016-HHV, Class C, 4.19%, 11/5/38 (a) (d)	200,000	209,445
Hilton USA Trust, Series 2016-HHV, Class B, 4.19%, 11/5/38 (a) (d)	350,000	372,187
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A, 2.94%, 12/10/41 (a) (d)	1,000,000	1,047,612
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class B, 3.67%, 12/15/47, Callable 2/15/23 @ 100 (d)	449,000	459,349
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class B, 4.08%, 1/15/46, Callable 6/15/23 @ 100 (d)	338,000	349,898
LCM Ltd., Series 36A, Class A2, 1.65% (US0003M+140bps), 1/15/34 (a) (b)	750,000	749,725
MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, 0.91% (US0001M+80bps), 4/15/38 (a) (b)	250,000	249,041
MHC Commercial Mortgage Trust, Series MHC, Class D, 1.71% (US0001M+160bps), 4/15/26 (a) (b)	500,000	497,504

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class C, 2.81%, 11/9/31 (a)	$750,000	$737,644
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 2.71% (LIBOR01M+260bps), 11/15/34 (a) (b)	500,000	497,611
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.81%, 11/9/31 (a)	500,000	503,052
Oaktree CLO Ltd., Series 2020-1A, Class BR, 1.77% (US0003M+165bps), 7/15/34, Callable 7/15/23 @ 100 (a) (b)	250,000	248,199
Octagon 57 Ltd., Series 2021-1A, Class B1, 1.77% (US0003M+165bps), 10/15/34, Callable 10/15/23 @ 100 (a) (b)	500,000	498,189
Octagon Investment Partners 48 Ltd., Series 2020-3A, Class BR, 1.73% (US0003M+160bps), 10/20/34, Callable 10/20/23 @ 100 (a) (b)	500,000	496,277
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	500,000	512,613
SLG Office Trust, Series 2021-OVA, Class C, 2.85%, 7/15/41 (a)	500,000	500,508
Sound Point CLO V-R Ltd., Series 2014-1RA, Class C, 2.22% (US0003M+210bps), 7/18/31, Callable 1/18/22 @ 100 (a) (b)	500,000	494,925
Sound Point CLO XXXII Ltd., Series 2021-4A, Class B1, 1.87% (US0003M+175bps), 10/25/34 (a) (b)	500,000	499,650
SREIT Trust, Series 2021-MFP2, Class B, 1.27% (US0001M+117bps), 11/15/36 (a) (b)	500,000	497,500
SREIT Trust, Series 2021-MFP2, Class D, 1.67% (US0001M+157bps), 11/15/36 (a) (b)	760,000	756,201
Stratus CLO Ltd., Series 2021-1A, Class B, 1.49% (US0003M+140bps), 12/29/29 (a) (b)	500,000	498,782
Stratus CLO Ltd., Series 2021-3A, Class B 1.68% (US0003M+155bps), 12/29/29 (a) (b)	205,000	205,000
Symphony CLO XXII Ltd., Series 2020-22A, Class C, 2.27% (US0003M+215bps), 4/18/33, Callable 4/18/22 @ 100 (a) (b)	500,000	500,385
Symphony CLO XXIX Ltd., Series 2021-29A, Class B, 1.89% (US0003M+165bps), 1/15/34 (a) (b)	500,000	499,017
Trestles CLO III Ltd., Series 2020-3A, Class C, 2.38% (US0003M+225bps), 1/20/33, Callable 1/20/22 @ 100 (a) (b)	500,000	500,153
Trimaran Cavu Ltd., Series 2021-2A, Class B1 1.88% (US0003M+175bps), 10/25/34 (a) (b)	500,000	498,521
Trimaran Cavu Ltd., Series 2021-3A, Class C1, 2.57% (US0003M+247bps), 1/18/35 (a) (b) (h)	750,000	749,999
TTAN, Series 2021-MHC, Class C, 1.46% (US0001M+140bps), 3/15/38 (a) (b)	699,677	697,553
Voya CLO Ltd., Series 2017-3A, Class A2AR, 1.68% (US0003M+155bps), 4/20/34, Callable 4/20/23 @ 100 (a) (b)	500,000	492,652
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class B, 1.56% (US0001M+145bps), 2/15/40 (a) (b)	227,255	226,236
Wells Fargo Commercial Mortgage Trust, Series 2021-SAVE, Class C, 1.91% (US0001M+180bps), 2/15/40 (a) (b)	227,255	227,350
Total Collateralized Mortgage Obligations (Cost $32,053,474)		31,851,068
Senior Secured Loans (5.7%)
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 5.50% (LIBOR03M+475bps), 4/20/28 (b) (c)	750,000	775,845
Asurion LLC, New B-9 Term Loans, First Lien, 3.34% (LIBOR01M+325bps), 7/29/27 (b) (c)	500,000	496,500
Covanta Holding Corp., Initial Term B Loans, First Lien, 11/17/28 (c) (e)	465,157	465,389
Covanta Holding Corp., Initial Term C Loan, First Lien, 11/17/28 (c) (e)	34,843	34,861

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Delta Airlines, Inc. and Skymiles IP Ltd., Initial Term Loan, First Lien, 4.75% (LIBOR03M+375bps), 9/16/27 (b) (c)	$750,000	$792,188
Directv Financing LLC, Closing Date Term Loans, First Lien, 5.75% (LIBOR03M+500bps), 7/22/27 (b) (c)	1,000,000	1,000,290
Great Outdoors Group LLC, Term B1, First Lien, 4.50% (LIBOR01M+375bps), 3/5/28 (b)	500,000	500,105
Hub International Ltd., B-3 Incremental Term Loans, First Lien, 4.00% (LIBOR03M+325bps), 4/25/25 (b) (c)	500,000	499,530
IRB Holding Corp., Fourth Amendment Incremental Term Loans, First Lien, 4.25% (LIBOR03M+325bps), 11/19/27 (b) (c)	500,000	499,530
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 6.25% (LIBOR03M+525bps), 6/20/27 (b) (c)	750,000	789,848
Proofpoint, Inc., Initial Term Loans, First Lien, 3.75% (LIBOR03M+325bps), 8/31/28 (b) (c)	500,000	497,540
Sotheby's, 2021 2nd Refin Term Loan, First Lien, 5.00% (LIBOR03M+450bps), 1/15/27 (b)	498,750	498,750
UKG, Inc., 2021 Incremental Term Loans, First Lien, 4.25% (LIBOR03M+325bps), 5/3/26 (b) (c)	500,000	497,030
UKG, Inc., Initial Term Loan, First Lien, 5/3/26 (c) (e)	500,000	498,125
Walker & Dunlop, Inc., Term Loan B, First Lien, 2.75%, 10/15/28 (c)	1,500,000	1,496,250
Weber-Stephen Products LLC, Initial Term B Loans, First Lien, 4.00% (LIBOR01M+325bps), 10/30/27 (b) (c)	500,000	500,415
Whatabrands LLC, Initial Term B Loans, First Lien, 3.75% (LIBOR01M+325bps), 7/21/28 (b)	500,000	497,725
Whatabrands LLC, Initial Term B Loans, First Lien, 7/21/28 (c) (e)	750,000	746,587
Total Senior Secured Loans (Cost $11,148,656)		11,086,508
Corporate Bonds (31.2%)
Communication Services (2.5%):
AT&T, Inc., 4.50%, 5/15/35, Callable 11/15/34 @ 100	750,000	867,660
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/1/31, Callable 7/1/25 @ 102.13 (a)	250,000	252,665
CSC Holdings LLC, 3.38%, 2/15/31, Callable 2/15/26 @ 101.69 (a)	500,000	468,120
Discovery Communications LLC, 4.65%, 5/15/50, Callable 11/15/49 @ 100	250,000	294,180
Lamar Media Corp., 3.63%, 1/15/31, Callable 1/15/26 @ 101.81	500,000	487,240
Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94 (a)	250,000	245,685
T-Mobile USA, Inc. 2.55%, 2/15/31, Callable 11/15/30 @ 100	500,000	497,670
3.50%, 4/15/31, Callable 4/15/26 @ 101.75 (a)	1,250,000	1,295,625
Verizon Communications, Inc., 4.50%, 8/10/33 (f)	500,000	589,935
		4,998,780
Consumer Discretionary (3.1%):
Asbury Automotive Group, Inc., 4.75%, 3/1/30, Callable 3/1/25 @ 102.38	750,000	766,965
AutoNation, Inc., 2.40%, 8/1/31, Callable 5/1/31 @ 100	500,000	483,970
Dollar Tree, Inc., 2.65%, 12/1/31, Callable 9/1/31 @ 100	500,000	501,025
Group 1 Automotive, Inc., 4.00%, 8/15/28, Callable 8/15/23 @ 102 (a)	100,000	99,886
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32, Callable 8/15/26 @ 101.81 (a)	250,000	248,915
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100	300,000	305,385

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Marriott International, Inc., 3.50%, 10/15/32, Callable 7/15/32 @ 100 (f)	$750,000	$785,797
Marriott Ownership Resorts, Inc., 4.50%, 6/15/29, Callable 6/15/24 @ 102.25 (a)	250,000	251,813
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100	750,000	737,198
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	500,000	498,340
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	250,000	255,973
Sotheby's, 7.38%, 10/15/27, Callable 10/15/22 @ 103.69 (a)	750,000	798,623
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/1/29, Callable 7/1/29 @ 100 (a)	250,000	254,280
		5,988,170
Consumer Staples (0.5%):
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	250,000	247,308
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	333,000	333,932
US Foods, Inc., 4.63%, 6/1/30, Callable 6/1/25 @ 102.31 (a)	500,000	506,125
		1,087,365
Energy (1.8%):
Boardwalk Pipelines LP, 3.40%, 2/15/31, Callable 11/15/30 @ 100	250,000	257,930
Hilcorp Energy I LP/Hilcorp Finance Co., 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	750,000	798,479
Magellan Midstream Partners LP, 5.15%, 10/15/43, Callable 4/15/43 @ 100 (f)	500,000	604,650
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a) (f)	500,000	539,010
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100 (f)	750,000	789,503
Viper Energy Partners LP, 5.38%, 11/1/27, Callable 11/1/22 @ 102.69 (a)	500,000	517,445
		3,507,017
Financials (8.1%):
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100 (a)	500,000	510,880
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	250,000	245,403
Bank of America Corp. 2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (b) (f)	500,000	508,550
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)	250,000	251,415
Blackstone Private Credit Fund, 3.25%, 3/15/27, Callable 2/15/27 @ 100 (a)	750,000	750,923
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 (a) (f)	750,000	733,905
Citizens Financial Group, Inc., 2.64%, 9/30/32, Callable 7/2/32 @ 100	500,000	495,545
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100 (f)	500,000	551,315
F&G Global Funding, 2.00%, 9/20/28 (a)	500,000	488,190
Franklin Resources, Inc., 2.95%, 8/12/51, Callable 2/12/51 @ 100	1,000,000	969,139
Global Atlantic Financial Co. 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,000,000	1,077,989
3.13%, 6/15/31, Callable 3/15/31 @ 100 (a)	250,000	247,918
Hub International Ltd., 5.63%, 12/1/29, Callable 12/1/24 @ 102.81 (a)	100,000	102,976
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (a)	1,000,000	957,930
JPMorgan Chase & Co., 2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b) (f)	1,750,000	1,811,057
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	250,000	254,945
Morgan Stanley, 1.93% (SOFR+102bps), 4/28/32, MTN, Callable 4/28/31 @ 100 (b)	1,500,000	1,433,204

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
New York Life Global Funding, 1.85%, 8/1/31 (a)	$1,600,000	$1,556,959
State Street Corp., 1.68% (SOFR+56bps), 11/18/27, Callable 11/18/26 @ 100 (b)	750,000	750,953
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	500,000	514,710
The Bank of New York Mellon Corp., 3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (b) (g)	750,000	752,408
Truist Financial Corp., 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b) (f) (g)	500,000	559,490
United Financial Bancorp, Inc., 5.75%, 10/1/24	300,000	313,488
		15,839,292
Health Care (2.2%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100 (f)	250,000	300,930
Baxter International, Inc. 2.27%, 12/1/28, Callable 10/1/28 @ 100 (a)	750,000	755,993
2.54%, 2/1/32, Callable 11/1/31 @ 100 (a)	250,000	252,570
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	1,000,000	973,430
CVS Health Corp., 1.88%, 2/28/31, Callable 11/28/30 @ 100	750,000	719,640
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	500,000	500,780
MEDNAX, Inc., 6.25%, 1/15/27, Callable 2/7/22 @ 104.69 (a)	275,000	288,453
Royalty Pharma PLC, 2.15%, 9/2/31, Callable 6/2/31 @ 100	500,000	477,060
		4,268,856
Industrials (2.0%):
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 (f)	500,000	536,090
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29 (a)	250,000	267,355
Delta Air Lines, Inc./Skymiles IP Ltd., 4.75%, 10/20/28 (a)	250,000	273,463
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 (a)	250,000	246,573
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (a)	500,000	534,445
Molex Electronic Technologies LLC, 3.90%, 4/15/25, Callable 1/15/25 @ 100 (a)	500,000	526,440
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 9/20/25, Callable 9/20/23 @ 104 (a)	500,000	551,850
The Boeing Co. 3.63%, 2/1/31, Callable 11/1/30 @ 100 (f)	650,000	694,285
5.81%, 5/1/50, Callable 11/1/49 @ 100	250,000	339,435
		3,969,936
Information Technology (4.6%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	350,000	349,486
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100 (a) (f)	1,250,000	1,212,363
Citrix Systems, Inc., 4.50%, 12/1/27, Callable 9/1/27 @ 100	750,000	813,885
Dell, Inc., 5.40%, 9/10/40 (f)	500,000	563,280
Global Payments, Inc. 2.90%, 11/15/31, Callable 8/15/31 @ 100	500,000	507,960
4.15%, 8/15/49, Callable 2/15/49 @ 100	1,000,000	1,148,700
Microsoft Corp., 2.53%, 6/1/50, Callable 12/1/49 @ 100	1,000,000	984,339
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	500,000	508,715
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	1,500,000	1,518,509
Twilio, Inc., 3.63%, 3/15/29, Callable 3/15/24 @ 101.81	500,000	503,825

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	$500,000	$491,455
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	200,000	201,460
		8,803,977
Materials (1.3%):
Amcor Flexibles North America, Inc., 2.69%, 5/25/31, Callable 2/25/31 @ 100	1,000,000	1,011,850
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	500,000	485,770
Cabot Corp., 4.00%, 7/1/29, Callable 4/1/29 @ 100	250,000	271,210
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100 (f)	750,000	741,083
		2,509,913
Real Estate (3.5%):
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33, Callable 11/1/32 @ 100	500,000	469,825
Boston Properties LP 2.55%, 4/1/32, Callable 1/1/32 @ 100 (f)	750,000	746,324
2.45%, 10/1/33, Callable 7/1/33 @ 100	250,000	242,188
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	250,000	251,358
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	233,000	234,191
Healthpeak Properties, Inc., 2.13%, 12/1/28, Callable 10/1/28 @ 100	500,000	500,690
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	500,000	513,455
Invitation Homes Operating Partnership LP, 2.70%, 1/15/34, Callable 10/15/33 @ 100	750,000	735,668
Physicians Realty LP, 2.63%, 11/1/31, Callable 8/1/31 @ 100	250,000	249,503
RHP Hotel Properties LP/RHP Finance Corp., 4.50%, 2/15/29, Callable 2/15/24 @ 102.25 (a)	250,000	251,905
SBA Communications Corp., 3.13%, 2/1/29, Callable 2/1/24 @ 101.56 (a)	250,000	240,590
SBA Tower Trust, 2.59%, 10/15/56 (a)	500,000	506,287
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100 (f)	1,250,000	1,221,974
VICI Properties LP/VICI Note Co., Inc., 4.13%, 8/15/30, Callable 2/15/25 @ 102.06 (a)	750,000	793,979
		6,957,937
Utilities (1.6%):
Ameren Corp., 1.95%, 3/15/27, Callable 2/15/27 @ 100	500,000	501,950
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	250,000	249,855
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	500,000	497,340
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	1,000,000	989,159
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (a) (f)	750,000	817,703
		3,056,007
Total Corporate Bonds (Cost $61,127,252)		60,987,250
Yankee Dollars (7.1%)
Communication Services (0.6%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	1,250,000	1,278,524
Consumer Staples (0.7%):
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42 (f)	750,000	815,393
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (a)	500,000	490,570
		1,305,963

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Financials (3.4%):
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	$500,000	$535,405
Barclays PLC, 2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100 (b)	1,000,000	1,002,520
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b) (f) (g)	500,000	522,305
Brookfield Finance I UK PLC, 2.34%, 1/30/32, Callable 10/30/31 @ 100	250,000	243,478
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	600,000	605,760
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a) (b)	500,000	508,295
Deutsche Bank AG, 2.31% (SOFR+122bps), 11/16/27, Callable 11/16/26 @ 100 (b)	500,000	499,895
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100 (a)	250,000	274,073
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (b)	500,000	491,010
Mizuho Financial Group, Inc., 2.56%, 9/13/31	500,000	487,945
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 (a)	750,000	752,768
Westpac Banking Corp., 3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (b)	750,000	742,522
		6,665,976
Health Care (0.7%):
Olympus Corp., 2.14%, 12/8/26 (a)	303,000	304,739
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	900,000	910,548
		1,215,287
Industrials (0.5%):
Canadian Pacific Railway Co., 1.75%, 12/2/26, Callable 11/2/26 @ 100	1,000,000	1,004,470
Information Technology (0.1%):
Open Text Holdings, Inc., 4.13%, 12/1/31, Callable 12/1/26 @ 102.06 (a)	250,000	253,005
Real Estate (1.0%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (a)	1,792,000	1,798,934
Sovereign Bond (0.1%):
Korea International Bond, 1.75%, 10/15/31	250,000	250,773
Total Yankee Dollars (Cost $13,795,575)		13,772,932
Municipal Bonds (1.1%)
Alabama (0.2%):
Homewood Educational Building Authority, 2.25%, 12/1/29	250,000	250,759
Arkansas (0.1%):
University of Arkansas, 1.32%, 11/1/26	250,000	248,531
Georgia (0.2%):
Metropolitan Atlanta Rapid Transit Authority, 1.52%, 7/1/26	250,000	250,771
Montana (0.1%):
Montana Facility Finance Authority, 2.44%, 8/15/31	250,000	249,653

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
South Carolina (0.1%):
County of Charleston SC, 1.92%, 12/1/29	$250,000	$249,388
Texas (0.4%):
Central Texas Regional Mobility Authority, 1.34%, 1/1/25 MERIT	250,000	250,102
Dallas Area Rapid Transit, 2.18%, 12/1/33, Continuously Callable @100	250,000	248,499
Dallas Fort Worth International Airport, 2.44%, 11/1/32, Continuously Callable @100	350,000	352,042
		850,643
Total Municipal Bonds (Cost $2,098,202)		2,099,745
U.S. Treasury Obligations (27.0%)
U.S. Treasury Bonds 1.38%, 11/15/40	1,500,000	1,371,328
1.75%, 8/15/41 (f)	2,000,000	1,945,313
1.25%, 5/15/50 (f)	1,500,000	1,275,234
2.00%, 8/15/51	700,000	717,063
U.S. Treasury Notes 0.38%, 9/15/24	12,000,000	11,831,250
0.38%, 11/30/25 (f)	15,500,000	15,037,422
0.88%, 9/30/26	3,000,000	2,947,969
0.38%, 7/31/27 (f)	6,500,000	6,175,508
1.25%, 9/30/28	10,500,000	10,385,156
0.63%, 8/15/30 (f)	750,000	699,609
1.25%, 8/15/31 (f)	250,000	244,492
Total U.S. Treasury Obligations (Cost $52,714,643)		52,630,344
Commercial Papers (5.4%) (i)
AutoNation, Inc., 0.32%, 1/3/22 (a)	1,100,000	1,099,971
Aviation Capital Group, 0.21%, 1/11/22 (a)	1,900,000	1,899,881
CenterPoint Energy Resources Corp., 0.16%, 1/5/22 (a)	1,900,000	1,899,958
Hannover Funding Co. LLC, 0.16%, 1/3/22 (a)	1,900,000	1,899,975
Jabil, Inc., 0.49%, 1/6/22 (a)	1,800,000	1,799,852
Oge Energy Corp., 0.16%, 1/6/22 (a)	1,900,000	1,899,950
Total Commercial Papers (Cost $10,499,467)		10,499,587
Total Investments (Cost $204,206,680) — 104.5%		203,564,332
Liabilities in excess of other assets — (4.5)%		(8,779,736)
NET ASSETS — 100.00%		$194,784,596

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $85,572,579 and amounted to 43.9% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2021.

(c)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Core Plus Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

(d)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2021.

(e)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(f)  All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(g)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.4% of net assets as of December 31, 2021. (See Note 2 in the Notes to Financial Statements)

(i)  Rate represents the effective yield at December 31, 2021.

bps — Basis points

H15T1Y — 1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2021.

H15T5Y — 5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2021.

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

US0001M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

US0003M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

USSW5 — USD 5 Year Swap Rate, rate disclosed as of December 31, 2021.

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Corporate Bonds (77.6%)
Communication Services (8.3%):
AT&T, Inc., 3.10%, 2/1/43, Callable 8/1/42 @ 100	$2,000,000	$1,936,940
Comcast Corp., 3.90%, 3/1/38, Callable 9/1/37 @ 100	1,000,000	1,131,960
Discovery Communications LLC, 3.95%, 3/20/28, Callable 12/20/27 @ 100	500,000	543,065
The Walt Disney Co., 2.20%, 1/13/28	1,000,000	1,018,880
T-Mobile USA, Inc., 2.55%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,493,010
Verizon Communications, Inc. 4.50%, 8/10/33	500,000	589,935
2.88%, 11/20/50, Callable 5/20/50 @ 100	1,000,000	949,840
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,065,950
		8,729,580
Consumer Discretionary (5.2%):
Amazon.com, Inc., 2.88%, 5/12/41, Callable 11/12/40 @ 100	500,000	518,015
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	500,000	571,800
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28 (a)	350,000	351,855
Hasbro, Inc., 3.55%, 11/19/26, Callable 9/19/26 @ 100	500,000	536,615
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100	500,000	508,975
Lowe's Cos., Inc., 2.80%, 9/15/41, Callable 3/15/41 @ 100	1,000,000	977,230
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	500,000	511,945
The Home Depot, Inc., 2.38%, 3/15/51, Callable 9/15/50 @ 100	500,000	462,275
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	500,000	518,930
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26 (a)	500,000	527,115
		5,484,755
Consumer Staples (3.1%):
Anheuser-Busch InBev Worldwide, Inc., 3.50%, 6/1/30, Callable 3/1/30 @ 100	750,000	821,768
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	500,000	507,625
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	250,000	251,760
General Mills, Inc., 2.25%, 10/14/31, Callable 7/14/31 @ 100	750,000	741,923
McCormick & Co., Inc., 1.85%, 2/15/31, Callable 11/15/30 @ 100	500,000	478,815
Sysco Corp., 2.45%, 12/14/31, Callable 9/14/31 @ 100	500,000	501,400
		3,303,291
Energy (1.0%):
Boardwalk Pipelines LP, 4.95%, 12/15/24, Callable 9/15/24 @ 100	500,000	541,875
Plains All American Pipeline LP/PAA Finance Corp., 3.80%, 9/15/30, Callable 6/15/30 @ 100	500,000	526,335
		1,068,210
Financials (26.0%):
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100 (a)	500,000	510,880
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	250,000	245,403
Bank of America Corp. 3.42% (LIBOR03M+104bps), 12/20/28, Callable 12/20/27 @ 100 (b)	2,000,000	2,137,319
2.69% (SOFR+110bps), 4/22/32, Callable 4/22/31 @ 100 (b)	2,000,000	2,034,200
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)	250,000	251,415
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 (a)	250,000	244,635
Citigroup, Inc., 1.46% (SOFR+77bps), 6/9/27, Callable 6/9/26 @ 100 (b)	2,000,000	1,963,500
Cullen/Frost Bankers, Inc., 4.50%, 3/17/27, Callable 2/17/27 @ 100	500,000	551,315

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
F&G Global Funding, 2.00%, 9/20/28 (a)	$250,000	$244,095
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	500,000	490,075
GA Global Funding Trust, 1.63%, 1/15/26 (a)	500,000	496,115
GlaxoSmithKline Capital, Inc., 4.20%, 3/18/43	500,000	608,835
Global Atlantic Financial Co., 3.13%, 6/15/31, Callable 3/15/31 @ 100 (a)	250,000	247,918
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (a)	500,000	478,965
JPMorgan Chase & Co. 2.96% (SOFR+252bps), 5/13/31, Callable 5/13/30 @ 100 (b)	250,000	258,723
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	2,000,000	1,927,420
3.33% (SOFR+158bps), 4/22/52, Callable 4/22/51 @ 100 (b)	1,000,000	1,077,890
KeyBank NA, 3.90%, 4/13/29	500,000	550,480
Level 3 Financing, Inc., 3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	500,000	509,890
MetLife, Inc., 4.13%, 8/13/42	500,000	593,459
Morgan Stanley 1.59% (SOFR+88bps), 5/4/27, Callable 5/4/26 @ 100 (b)	2,500,000	2,474,374
1.93% (SOFR+102bps), 4/28/32, Callable 4/28/31 @ 100, MTN (b)	500,000	477,735
2.51% (SOFR+120bps), 10/20/32, Callable 10/20/31 @ 100, MTN (b)	250,000	250,138
2.80% (SOFR+143bps), 1/25/52, Callable 1/25/51 @ 100 (b)	1,000,000	982,530
New York Life Global Funding, 1.85%, 8/1/31 (a)	500,000	486,550
PNC Bank NA, 3.88%, 4/10/25, Callable 3/10/25 @ 100	500,000	535,890
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	500,000	587,254
Regions Bank, 6.45%, 6/26/37	1,000,000	1,398,610
The Allstate Corp., 5.75% (LIBOR03M+294bps), 8/15/53, Callable 8/15/23 @ 100 (b)	500,000	520,045
The Goldman Sachs Group, Inc., 2.38% (SOFR+125bps), 7/21/32, MTN, Callable 7/21/31 @ 100 (b)	1,000,000	984,710
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	500,000	515,605
Truist Financial Corp. 5.10% (H15T10Y+435bps), Callable 3/1/30 @ 100 (b) (c)	500,000	559,490
1.89% (SOFR+63bps), 6/7/29, Callable 6/7/28 @ 100, MTN (b)	1,000,000	984,220
U.S. Bancorp, 3.10%, 4/27/26, MTN, Callable 3/27/26 @ 100	500,000	529,330
Webster Financial Corp., 4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	549,140
		27,258,153
Health Care (7.2%):
AbbVie, Inc., 4.25%, 11/21/49, Callable 5/21/49 @ 100	500,000	601,860
Amgen, Inc., 1.65%, 8/15/28, Callable 6/15/28 @ 100	500,000	490,100
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100 (a)	250,000	252,570
Bristol-Myers Squibb Co., 2.55%, 11/13/50, Callable 5/13/50 @ 100	500,000	476,340
Cigna Corp., 3.40%, 3/1/27, Callable 12/1/26 @ 100	500,000	538,025
CVS Health Corp., 3.25%, 8/15/29, Callable 5/15/29 @ 100	2,000,000	2,134,340
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	750,000	791,903
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	500,000	477,950
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	250,000	275,905
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	500,000	500,780
PerkinElmer, Inc., 2.55%, 3/15/31, Callable 12/15/30 @ 100	500,000	504,260
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100 (a)	500,000	502,940
		7,546,973

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Industrials (5.2%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	$500,000	$487,245
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	536,090
Burlington Northern Santa Fe LLC 3.65%, 9/1/25, Callable 6/1/25 @ 100	500,000	538,460
3.90%, 8/1/46, Callable 2/1/46 @ 100	500,000	583,730
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	500,000	510,810
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	500,000	523,160
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 (a)	750,000	739,718
Hubbell, Inc., 2.30%, 3/15/31, Callable 12/15/30 @ 100	500,000	500,340
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	520,610
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	500,000	512,110
		5,452,273
Information Technology (5.8%):
Autodesk, Inc., 2.40%, 12/15/31, Callable 9/15/31 @ 100	750,000	748,898
Broadcom, Inc., 2.60%, 2/15/33, Callable 11/15/32 @ 100 (a)	1,000,000	969,890
Dell, Inc., 5.40%, 9/10/40	500,000	563,280
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	500,000	514,390
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	250,000	251,015
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	500,000	574,445
Oracle Corp. 1.65%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	991,690
2.95%, 4/1/30, Callable 1/1/30 @ 100	500,000	505,365
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	450,000	455,553
VMware, Inc., 2.20%, 8/15/31, Callable 5/15/31 @ 100	500,000	491,455
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	100,000	100,730
		6,166,711
Materials (4.2%):
Avery Dennison Corp., 2.25%, 2/15/32, Callable 11/15/31 @ 100	500,000	485,770
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	250,000	247,028
Ecolab, Inc., 1.65%, 2/1/27, Callable 1/1/27 @ 100	400,000	402,032
LYB International Finance III LLC, 2.25%, 10/1/30, Callable 7/1/30 @ 100	500,000	497,600
Packaging Corp. of America, 3.05%, 10/1/51, Callable 4/1/51 @ 100	750,000	746,393
Reliance Steel & Aluminum Co., 2.15%, 8/15/30, Callable 5/15/30 @ 100	500,000	487,580
The Dow Chemical Co., 4.25%, 10/1/34, Callable 4/1/34 @ 100	500,000	577,075
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	1,000,000	1,031,310
		4,474,788
Real Estate (5.0%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	1,000,000	960,010
American Tower Corp., 1.50%, 1/31/28, Callable 11/30/27 @ 100	500,000	478,830
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100	500,000	497,550
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	250,000	251,358
ERP Operating LP, 2.85%, 11/1/26, Callable 8/1/26 @ 100	500,000	524,835
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,000,000	1,005,979
GLP Capital LP/GLP Financing II, Inc., 3.25%, 1/15/32, Callable 10/15/31 @ 100	117,000	117,598
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	500,000	513,455
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	250,000	242,997
See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Physicians Realty LP 4.30%, 3/15/27, Callable 12/15/26 @ 100	$250,000	$277,610
2.63%, 11/1/31, Callable 8/1/31 @ 100	250,000	249,503
Simon Property Group LP, 2.25%, 1/15/32, Callable 10/15/31 @ 100	250,000	244,395
		5,364,120
Utilities (6.6%):
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100	500,000	512,180
Duke Energy Florida LLC, 2.40%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	1,012,287
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	250,000	248,670
Entergy Corp., 2.40%, 6/15/31, Callable 3/5/31 @ 100	500,000	494,580
Florida Power & Light Co., 3.15%, 10/1/49, Callable 4/1/49 @ 100	250,000	267,803
ITC Holdings Corp., 3.35%, 11/15/27, Callable 8/15/27 @ 100	500,000	530,544
MidAmerican Energy Co., 2.70%, 8/1/52, Callable 2/1/52 @ 100	500,000	490,025
NextEra Energy Capital Holdings, Inc. 0.45% (SOFR+40bps), 11/3/23, Callable 5/3/22 @ 100 (b)	250,000	249,688
2.44%, 1/15/32, Callable 10/15/31 @ 100	500,000	501,320
Oncor Electric Delivery Co. LLC, 3.75%, 4/1/45, Callable 10/1/44 @ 100	500,000	571,649
PECO Energy Co., 3.00%, 9/15/49, Callable 3/15/49 @ 100	500,000	507,460
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	250,000	249,108
Union Electric Co., 2.15%, 3/15/32, Callable 12/15/31 @ 100	500,000	492,950
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	250,000	247,115
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	500,000	499,415
		6,874,794
Total Corporate Bonds (Cost $82,301,904)		81,723,648
Yankee Dollars (20.3%)
Communication Services (1.0%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	500,000	511,410
Deutsche Telekom International Finance BV, 3.60%, 1/19/27, Callable 10/19/26 @ 100 (a)	500,000	536,680
		1,048,090
Consumer Staples (2.0%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	500,000	518,935
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	750,000	815,393
Bacardi Ltd., 4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)	500,000	565,465
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (a)	250,000	245,285
		2,145,078
Financials (14.0%):
Barclays PLC, 4.95%, 1/10/47	1,000,000	1,295,530
BNP Paribas SA, 4.38%, 5/12/26 (a)	500,000	543,790
BP Capital Markets PLC, 4.38% (H15T5Y+404bps), Callable 6/22/25 @ 100 (b) (c)	500,000	522,305
BPCE SA, 3.25%, 1/11/28 (a)	500,000	532,980
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	500,000	504,800
Canadian Imperial Bank of Commerce, 7.26%, 4/10/32 (a)	252,603	323,954
Commonwealth Bank of Australia, 2.69%, 3/11/31 (a)	500,000	491,815
Credit Agricole SA, 3.25%, 10/4/24 (a)	500,000	525,075

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Credit Suisse Group AG, 3.09% (SOFR+173bps), 5/14/32, Callable 5/14/31 @ 100 (a) (b)	$500,000	$508,295
Deutsche Bank AG, 4.88% (USISDA05+255bps), 12/1/32, Callable 12/1/27 @ 100 (b)	500,000	539,720
HSBC Holdings PLC, 2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (b)	2,000,000	1,961,839
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100 (a)	250,000	274,073
Lloyds Banking Group PLC, 1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	1,000,000	983,530
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (b)	500,000	491,010
Nationwide Building Society, 4.13% (USISDA05+185bps), 10/18/32, Callable 10/18/27 @ 100 (a) (b)	500,000	534,015
NatWest Group PLC, 1.64% (H15T1Y+90bps), 6/14/27, Callable 6/14/26 @ 100 (b)	1,000,000	984,850
Shell International Finance BV 2.75%, 4/6/30, Callable 1/6/30 @ 100	500,000	523,005
2.88%, 11/26/41, Callable 5/26/41 @ 100	500,000	501,820
Siemens Financieringsmaatschappij NV, 3.40%, 3/16/27 (a)	500,000	539,060
Societe Generale SA, 1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a) (b)	500,000	487,435
The Bank of Nova Scotia, 4.50%, 12/16/25	500,000	550,330
The Toronto-Dominion Bank, 3.62% (USSW5+221bps), 9/15/31, Callable 9/15/26 @ 100 (b)	500,000	537,060
Westpac Banking Corp., 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	500,000	540,940
		14,697,231
Health Care (1.1%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	500,000	539,290
Olympus Corp., 2.14%, 12/8/26 (a)	152,000	152,872
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	500,000	483,525
		1,175,687
Industrials (1.0%):
CNH Industrial NV, 3.85%, 11/15/27, MTN, Callable 8/15/27 @ 100	500,000	545,710
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	500,000	526,255
		1,071,965
Materials (0.7%):
CCL Industries, Inc. 3.25%, 10/1/26, Callable 7/1/26 @ 100 (a)	500,000	525,145
3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	235,000	243,223
		768,368
Real Estate (0.5%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (a)	504,000	505,950
Total Yankee Dollars (Cost $21,636,576)		21,412,369

See notes to financial statements.

Victory Portfolios II VictoryShares ESG Corporate Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Commercial Papers (0.9%) (d)
AutoNation, Inc., 0.32%, 1/3/22 (a)	$500,000	$499,987
Jabil, Inc., 0.49%, 1/6/22 (a)	500,000	499,959
Total Commercial Papers (Cost $999,963)		999,946
Total Investments (Cost $104,938,443) — 98.8%		104,135,963
Other assets in excess of liabilities — 1.2%		1,274,338
NET ASSETS — 100.00%		$105,410,301

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $18,384,369 and amounted to 17.4% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2021.

(c)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(d)  Rate represents the effective yield at December 31, 2021.

bps — Basis points

H15T1Y — 1 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2021.

H15T5Y — 5 Year Treasury Constant Maturity Rate, rate disclosed as of December 31, 2021.

LIBOR — London InterBank Offered Rate

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USISDA05 — 5 Year USD ICE Swap, rate disclosed as of December 31, 2021

USSW5 — USD 5 Year Swap Rate, rate disclosed as of December 31, 2021.

See notes to financial statements.

Victory Portfolios II VictoryShares THB Mid Cap ESG ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (100.0%)
Aerospace & Defense (3.2%):
HEICO Corp.	597	$86,099
Air Freight & Logistics (3.5%):
GXO Logistics, Inc. (a)	1,033	93,827
Commercial Services & Supplies (10.0%):
Cintas Corp.	192	85,089
Copart, Inc. (a)	844	127,967
Rollins, Inc.	1,744	59,662
		272,718
Consumer Discretionary (9.9%):
D.R. Horton, Inc.	900	97,605
LKQ Corp.	1,176	70,595
NVR, Inc. (a)	17	100,451
		268,651
Electronic Equipment, Instruments & Components (13.2%):
Amphenol Corp., Class A	1,400	122,444
Keysight Technologies, Inc. (a)	372	76,822
Teledyne Technologies, Inc. (a)	148	64,660
Zebra Technologies Corp. (a)	166	98,803
		362,729
Health Care (16.5%):
Chemed Corp.	158	83,588
DENTSPLY SIRONA, Inc.	1,248	69,626
Laboratory Corp. of America Holdings (a)	304	95,520
STERIS PLC	356	86,654
Waters Corp. (a)	296	110,290
		445,678
Industrial Conglomerates (3.1%):
Carlisle Cos., Inc.	340	84,361
Machinery (9.4%):
Graco, Inc.	1,068	86,102
Parker-Hannifin Corp.	276	87,801
The Toro Co.	812	81,127
		255,030
Materials (2.0%):
Crown Holdings, Inc.	500	55,310
Professional Services (6.6%):
CACI International, Inc., Class A (a)	257	69,187
Verisk Analytics, Inc.	484	110,705
		179,892

See notes to financial statements.

Victory Portfolios II VictoryShares THB Mid Cap ESG ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Road & Rail (7.0%):
J.B. Hunt Transport Services, Inc.	512	$104,653
Old Dominion Freight Line, Inc.	240	86,011
		190,664
Software (12.1%):
Cadence Design Systems, Inc. (a)	672	125,228
Synopsys, Inc. (a)	270	99,495
Tyler Technologies, Inc. (a)	192	103,286
		328,009
Trading Companies & Distributors (3.5%):
Fastenal Co.	1,500	96,090
Total Common Stocks (Cost $2,373,955)		2,719,058
Total Investments (Cost $2,373,955) — 100.0%		2,719,058
Liabilities in excess of other assets — 0.0% (b)		(644)
NET ASSETS — 100.00%		$2,718,414

(a)  Non-income producing security.

(b)  Amount represents less than 0.05% of net assets.

PLC — Public Limited Company

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2021

  (Unaudited)

	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
Assets:
Affiliated investments, at value (Cost $—, $40,115 and $—)	$—		$61,736		$—
Unaffiliated investments, at value (Cost $506,499,170, $23,485,776 and $98,861,791)	694,876,216	(a)	27,547,574	(b)	121,065,577	(c)
Foreign currency, at value (Cost $—, $— and $23,838)	—		—		23,858
Cash	1,673,088		64,847		123,106
Deposit with broker for futures contracts	396,358		33,471		108,697
Receivables:
Interest and dividends	662,388		13,616		156,158
Investments sold	3,866,775		—		—
Reclaims	—		—		151,286
From Adviser	832		3,851		12,683
Prepaid expenses	1,321		33		187
Total Assets	701,476,978		27,725,128		121,641,552
Liabilities:
Payables:
Collateral received on loaned securities	10,035,590		144,942		4,025,356
Capital shares redeemed	3,879,824		—		—
Variation margin on open futures contracts	5,804		205		130
Accrued expenses and other payables:
Investment advisory fees	176,154		6,829		39,020
Administration fees	9,122		355		1,959
Custodian fees	5,106		573		25,995
Compliance fees	427		15		67
Trustees' fees	571		—		—
Other accrued expenses	43,034		5,995		19,626
Total Liabilities	14,155,632		158,914		4,112,153
Net Assets:
Capital	514,595,245		30,433,962		99,339,127
Total accumulated earnings/(loss)	172,726,101		(2,867,748)		18,190,272
Net Assets	$687,321,346		$27,566,214		$117,529,399
Shares (unlimited shares authorized, no par value):	8,850,000		400,000		2,600,000
Net asset value:	$77.66		$68.92		$45.20

(a)  Includes $9,714,977 of securities on loan.

(b)  Includes $139,560 of securities on loan.

(c)  Includes $3,853,110 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2021

  (Unaudited)

	VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
Assets:
Investments, at value (Cost $209,648,759 and $241,095,472)	$242,050,083	(a)	$256,390,480	(b)
Cash	441,546		751,574
Deposit with broker for futures contracts	284,342		112,934
Receivables:
Interest and dividends	576,893		332,724
Capital shares issued	—		3,065,320
From Adviser	2,773		3,715
Prepaid expenses	343		123
Total Assets	243,355,980		260,656,870
Liabilities:
Payables:
Collateral received on loaned securities	2,212,270		5,888,647
Investments purchased	—		3,052,122
Variation margin on open futures contracts	2,063		1,624
Accrued expenses and other payables:
Investment advisory fees	58,299		61,681
Administration fees	3,235		4,372
Custodian fees	1,874		1,856
Compliance fees	129		101
Other accrued expenses	17,467		10,386
Total Liabilities	2,295,337		9,020,789
Net Assets:
Capital	244,197,638		257,678,415
Total accumulated earnings/(loss)	(3,136,995)		(6,042,334)
Net Assets	$241,060,643		$251,636,081
Shares (unlimited shares authorized, no par value):	3,950,000		4,100,000
Net asset value:	$61.03		$61.37

(a)  Includes $2,140,650 of securities on loan.

(b)  Includes $5,683,641 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2021

  (Unaudited)

	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
Assets:
Investments, at value (Cost $19,436,619, $17,386,695 and $289,109,060)	$20,192,164	(a)	$17,143,291	(b)	$353,808,293	(c)
Foreign currency, at value (Cost $11,136, $2,057 and $—)	11,136		2,057		—
Cash	51,936		28,618		496,743
Deposit with broker for futures contracts	25,836		40,550		304,372
Receivables:
Interest and dividends	49,826		29,938		552,248
Reclaims	71,076		2,326		—
From Adviser	5,717		18,039		1,557
Prepaid expenses	128		40		590
Total Assets	20,407,819		17,264,859		355,163,803
Liabilities:
Payables:
Collateral received on loaned securities	857,575		749,575		371,172
Variation margin on open futures contracts	65		350		2,063
Accrued expenses and other payables:
Investment advisory fees	6,495		6,222		87,852
Administration fees	53		19		6,022
Custodian fees	4,929		25,183		2,793
Compliance fees	23		11		188
Other accrued expenses	9,618		26,943		16,572
Total Liabilities	878,758		808,303		486,662
Net Assets:
Capital	32,588,686		21,485,479		282,543,417
Total accumulated earnings/(loss)	(13,059,625)		(5,028,923)		72,133,724
Net Assets	$19,529,061		$16,456,556		$354,677,141
Shares (unlimited shares authorized, no par value):	600,000		700,000		7,450,000
Net asset value:	$32.55		$23.51		$47.61

(a)  Includes $823,029 of securities on loan.

(b)  Includes $690,659 of securities on loan.

(c)  Includes $365,148 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2021

  (Unaudited)

	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Assets:
Investments, at value (Cost $134,164,994, $823,670,844 and $975,956,773)	$163,368,431	$1,079,406,818	(a)	$1,123,196,377	(b)
Cash	382,216	—		—
Deposit with broker for futures contracts	218,297	494,437		652,277
Receivables:
Interest and dividends	104,442	1,001,982		2,640,743
Capital shares issued	—	—		10,430,315
From Adviser	3,250	—		—
Prepaid expenses	344	1,316		1,193
Total Assets	164,076,980	1,080,904,553		1,136,920,905
Liabilities:
Payables:
Collateral received on loaned securities	—	12,340,356		20,585,825
Investments purchased	—	—		10,375,967
Variation margin on open futures contracts	2,062	9,242		9,546
Accrued expenses and other payables:
Investment advisory fees	40,915	264,407		267,260
Administration fees	2,685	14,916		16,597
Custodian fees	1,544	6,387		6,289
Compliance fees	96	544		525
Trustees' fees	—	650		394
Other accrued expenses	11,713	47,596		45,102
Total Liabilities	59,015	12,684,098		31,307,505
Net Assets:
Capital	132,376,865	839,313,634		971,718,632
Total accumulated earnings/(loss)	31,641,100	228,906,821		133,894,768
Net Assets	$164,017,965	$1,068,220,455		$1,105,613,400
Shares (unlimited shares authorized, no par value):	3,900,000	13,750,000		15,900,000
Net asset value:	$42.06	$77.69		$69.54

(a)  Includes $11,875,760 of securities on loan.

(b)  Includes $20,053,733 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2021

  (Unaudited)

	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF		VictoryShares Nasdaq Next 50 ETF
Assets:
Affiliated investments, at value (Cost $88,744, $— and $—)	$158,284		$—		$—
Unaffiliated investments, at value (Cost $59,943,116, $35,747,523 and $133,079,382)	71,287,223	(a)	42,408,699	(b)	152,929,343
Foreign currency, at value (Cost $—, $9,019 and $—)	—		9,041		—
Cash	—		—		655,078
Deposit with broker for futures contracts	41,644		90,258		104,495
Receivables:
Interest and dividends	34,948		54,400		54,148
Reclaims	—		162,128		4,092
From Adviser	3,772		15,758		12,075
Prepaid expenses	80		84		71
Total Assets	71,525,951		42,740,368		153,759,302
Liabilities:
Payables:
Collateral received on loaned securities	825,012		1,384,271		—
Investments purchased	—		—		146,080
Variation margin on open futures contracts	410		65		4,380
Accrued expenses and other payables:
Investment advisory fees	17,506		13,707		19,649
Administration fees	824		76		886
Custodian fees	755		37,683		2,393
Compliance fees	39		27		73
Trustees' fees	—		—		86
Other accrued expenses	9,486		18,811		61,651
Total Liabilities	854,032		1,454,640		235,198
Net Assets:
Capital	89,783,795		60,012,292		140,723,118
Total accumulated earnings/(loss)	(19,111,876)		(18,726,564)		12,800,986
Net Assets	$70,671,919		$41,285,728		$153,524,104
Shares (unlimited shares authorized, no par value):	1,100,000		1,200,000		4,500,000
Net asset value:	$64.25		$34.40		$34.12

(a)  Includes $796,001 of securities on loan.

(b)  Includes $1,327,116 of securities on loan.

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2021

  (Unaudited)

	VictoryShares ESG Core Plus Bond ETF	VictoryShares ESG Corporate Bond ETF	VictoryShares THB Mid Cap ESG ETF
Assets:
Investments, at value (Cost $204,206,680, $104,938,443 and $2,373,955)	$203,564,332	$104,135,963	$2,719,058
Cash	182,342	566,351	10,850
Receivables:
Interest and dividends	725,323	726,482	661
Investments sold	—	—	45,112
From Adviser	4,396	5,204	3,554
Prepaid expenses	26,547	24,340	—
Total Assets	204,502,940	105,458,340	2,779,235
Liabilities:
Payables:
Investments purchased	9,643,957	—	55,256
Accrued expenses and other payables:
Investment advisory fees	57,267	31,347	1,120
Administration fees	3,689	2,022	51
Custodian fees	1,440	1,442	538
Compliance fees	98	89	10
Trustees' fees	1,402	1,365	368
Other accrued expenses	10,491	11,774	3,478
Total Liabilities	9,718,344	48,039	60,821
Net Assets:
Capital	195,400,606	106,319,172	2,373,729
Total accumulated earnings/(loss)	(616,010)	(908,871)	344,685
Net Assets	$194,784,596	$105,410,301	$2,718,414
Shares (unlimited shares authorized, no par value):	7,825,000	4,250,000	100,000
Net asset value:	$24.89	$24.80	$27.18

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2021

  (Unaudited)

	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF	VictoryShares International Volatility Wtd ETF
Investment Income:
Dividends	$5,641,040	$254,881	$1,348,635
Non-cash dividends	—	—	286,295
Affiliated dividend income	—	639	—
Interest	382	1	17
Securities lending (net of fees)	21,373	569	24,810
Foreign tax withholding	(830)	(170)	(222,361)
Total Income	5,661,965	255,920	1,437,396
Expenses:
Investment advisory fees	1,062,492	40,150	236,367
Administration fees	192,367	7,268	32,097
Sub-Administration fees	9,052	9,052	9,052
Custodian fees	16,378	1,770	54,893
Servicing fees	2,619	2,568	2,568
Trustees' fees	22,131	1,482	4,207
Compliance fees	2,542	94	419
Legal and audit fees	22,288	6,425	9,423
Broker interest fees	398	—	—
Interest fees	—	47	139
Other expenses	32,795	4,013	9,249
Total Expenses	1,363,062	72,869	358,414
Expenses waived/reimbursed by Adviser	(123,273)	(25,965)	(92,355)
Net Expenses	1,239,789	46,904	266,059
Net Investment Income (Loss)	4,422,176	209,016	1,171,337
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities and foreign currency transactions	(1,874,529)	(666,915)	2,524,777
Net realized gains (losses) from affiliated investment securities	—	22,352	—
Net realized gains (losses) from futures contracts	365,354	(3,354)	(2,870)
Net realized gains (losses) from in-kind redemptions	58,817,375	2,036,548	—
Net change in unrealized appreciation/depreciation on unaffiliated investment securities and foreign currency translations	3,217,521	212,083	(689,760)
Net change in unrealized appreciation/depreciation on affiliated investment securities	—	(13,005)	—
Net change in unrealized appreciation/depreciation on futures contracts	(24,872)	(4,355)	9,664
Net realized/unrealized gains (losses) on investments	60,500,849	1,583,354	1,841,811
Change in net assets resulting from operations	$64,923,025	$1,792,370	$3,013,148

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2021

  (Unaudited)

	VictoryShares US Large Cap High Div Volatility Wtd ETF	VictoryShares US Small Cap High Div Volatility Wtd ETF
Investment Income:
Dividends	$3,989,931	$4,688,610
Interest	67	68
Securities lending (net of fees)	3,880	21,175
Foreign tax withholding	—	(293)
Total Income	3,993,878	4,709,560
Expenses:
Investment advisory fees	342,573	373,577
Administration fees	62,019	67,639
Sub-Administration fees	9,052	9,052
Custodian fees	5,977	6,449
Servicing fees	2,568	2,568
Trustees' fees	7,465	7,555
Compliance fees	805	831
Legal and audit fees	11,185	10,951
Broker interest fees	—	173
Other expenses	13,255	11,690
Total Expenses	454,899	490,485
Expenses waived/reimbursed by Adviser	(55,045)	(54,478)
Net Expenses	399,854	436,007
Net Investment Income (Loss)	3,594,024	4,273,553
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(1,983,717)	(9,742,487)
Net realized gains (losses) from futures contracts	134,052	(15,213)
Net realized gains (losses) from in-kind redemptions	14,822,667	12,757,596
Net change in unrealized appreciation/depreciation on investment securities	3,637,179	2,892,130
Net change in unrealized appreciation/depreciation on futures contracts	(3,232)	27,507
Net realized/unrealized gains (losses) on investments	16,606,949	5,919,533
Change in net assets resulting from operations	$20,200,973	$10,193,086

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2021

  (Unaudited)

	VictoryShares International High Div Volatility Wtd ETF	VictoryShares Emerging Market High Div Volatility Wtd ETF	VictoryShares Dividend Accelerator ETF
Investment Income:
Dividends	$439,205	$715,572	$3,249,739
Non-cash dividends	70,450	—	—
Interest	71	—	47
Securities lending (net of fees)	4,316	94	73
Foreign tax withholding	(54,278)	(94,883)	—
Total Income	459,764	620,783	3,249,859
Expenses:
Investment advisory fees	41,331	40,088	518,135
Administration fees	5,614	4,840	93,805
Sub-Administration fees	9,052	10,057	9,052
Custodian fees	10,764	48,851	8,530
Servicing fees	2,568	2,499	2,499
Trustees' fees	1,486	1,281	10,972
Compliance fees	88	67	1,222
Legal and audit fees	6,913	23,486	12,273
Line of credit fees	—	28	—
Interest fees	117	757	—
Other expenses	4,971	6,151	14,875
Total Expenses	82,904	138,105	671,363
Expenses waived/reimbursed by Adviser	(36,333)	(92,823)	(66,779)
Net Expenses	46,571	45,282	604,584
Net Investment Income (Loss)	413,193	575,501	2,645,275
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	235,402	489,334	(402,752)
Foreign taxes on realized gains	—	(24,811)	—
Net realized gains (losses) from futures contracts	(2,726)	(4,675)	129,243
Net realized gains (losses) from in-kind redemptions	290,838	164,150	14,738,749
Net change in unrealized appreciation/ depreciation on investment securities and foreign currency translations	(467,566)	(1,197,431)	12,491,854
Net change in unrealized appreciation/ depreciation on futures contracts	6,669	100	10,781
Net change in accrued foreign taxes on unrealized gains	—	9,836	—
Net realized/unrealized gains (losses) on investments	62,617	(563,497)	26,967,875
Change in net assets resulting from operations	$475,810	$12,004	$29,613,150

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2021

  (Unaudited)

	VictoryShares US Multi-Factor Minimum Volatility ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Investment Income:
Dividends	$1,614,724	$8,116,038	$17,419,780
Interest	70	—	—
Securities lending (net of fees)	1	30,855	17,290
Foreign tax withholding	(428)	(1,207)	—
Total Income	1,614,367	8,145,686	17,437,070
Expenses:
Investment advisory fees	256,628	1,515,517	1,487,191
Administration fees	46,470	274,340	269,194
Sub-Administration fees	9,051	9,051	9,051
Custodian fees	4,876	22,087	21,512
Servicing fees	2,341	2,619	2,619
Trustees' fees	5,831	29,255	28,467
Compliance fees	609	3,456	3,364
Legal and audit fees	10,158	28,915	28,522
Broker interest fees	—	565	494
Interest fees	—	90	897
Other expenses	9,391	40,148	38,852
Total Expenses	345,355	1,926,043	1,890,163
Expenses waived/reimbursed by Adviser	(45,958)	(160,191)	(157,183)
Net Expenses	299,397	1,765,852	1,732,980
Net Investment Income (Loss)	1,314,970	6,379,834	15,704,090
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(1,300,065)	(4,345,664)	(7,215,386)
Net realized gains (losses) from futures contracts	75,119	484,025	547,290
Net realized gains (losses) from in-kind redemptions	14,080,178	43,110,175	65,886,878
Net change in unrealized appreciation/ depreciation on investment securities	3,511,492	47,237,625	14,610,245
Net change in unrealized appreciation/ depreciation on futures contracts	(2,993)	(22,926)	18,142
Net realized/unrealized gains (losses) on investments	16,363,731	86,463,235	73,847,169
Change in net assets resulting from operations	$17,678,701	$92,843,069	$89,551,259

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2021

  (Unaudited)

	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares Nasdaq Next 50 ETF
Investment Income:
Dividends	$649,314	$472,942	$275,837
Non-cash dividends	—	100,083	—
Affiliated dividend income	1,637	—	—
Interest	1	62	45
Securities lending (net of fees)	1,804	8,314	64,970
Foreign tax withholding	(436)	(79,434)	(3,069)
Total Income	652,320	501,967	337,783
Expenses:
Investment advisory fees	101,952	83,749	113,839
Administration fees	18,456	11,373	41,215
Sub-Administration fees	9,051	9,051	7,352
Custodian fees	2,574	60,958	3,601
Servicing fees	2,345	2,568	1,510
Trustees' fees	2,636	2,008	4,490
Compliance fees	235	153	504
Legal and audit fees	7,502	7,845	7,252
Interest fees		73	—
Licensing fees	—	—	22,771
Other expenses	6,187	8,966	21,475
Total Expenses	150,938	186,744	224,009
Expenses waived/reimbursed by Adviser	(31,926)	(92,472)	(87,374)
Net Expenses	119,012	94,272	136,635
Net Investment Income (Loss)	533,308	407,695	201,148
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from unaffiliated investment securities	(1,414,225)	737,365	(9,347,342)
Net realized gains (losses) from affiliated securities transactions	32,611	—	—
Net realized gains (losses) from futures contracts	(21,696)	1	40,689
Net realized gains (losses) from in-kind redemptions	4,809,647	447,202	9,563,604
Net change in unrealized appreciation/ depreciation on unaffiliated investment securities	690,572	(512,288)	(1,495,339)
Net change in unrealized appreciation/ depreciation on affiliated investments	(8,717)	—	—
Net change in unrealized appreciation/ depreciation on futures contracts	10,070	7,674	4,712
Net realized/unrealized gains (losses) on investments	4,098,262	679,954	(1,233,676)
Change in net assets resulting from operations	$4,631,570	$1,087,649	$(1,032,528)

See notes to financial statements.

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2021

  (Unaudited)

	VictoryShares ESG Core Plus Bond ETF(a)	VictoryShares ESG Corporate Bond ETF(a)	VictoryShares THB Mid Cap ESG ETF(a)
Investment Income:
Dividends	$—	$—	$3,507
Interest	676,760	539,803	—
Total Income	676,760	539,803	3,507
Expenses:
Investment advisory fees	129,518	84,717	3,125
Administration fees	19,995	13,091	338
Sub-Administration fees	3,790	3,790	3,764
Custodian fees	1,640	1,642	538
Servicing fees	1,005	1,005	1,005
Trustees' fees	1,439	1,403	369
Compliance fees	158	145	12
Legal and audit fees	3,066	2,794	1,662
Interest fees	—	—	9
Listing fees	2,500	2,500	2,500
Other expenses	7,331	7,634	701
Total Expenses	170,442	118,721	14,023
Expenses waived/reimbursed by Adviser	(20,315)	(20,773)	(10,572)
Net Expenses	150,127	97,948	3,451
Net Investment Income (Loss)	526,633	441,855	56
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	22,986	20,636	7,427
Net change in unrealized appreciation/ depreciation on investment securities	(642,348)	(802,480)	345,103
Net realized/unrealized gains (losses) on investments	(619,362)	(781,844)	352,530
Change in net assets resulting from operations	$(92,729)	$(339,989)	$352,586

(a)  Commencement of operations on October 5, 2021.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Volatility Wtd ETF		VictoryShares US Small Cap Volatility Wtd ETF		VictoryShares International Volatility Wtd ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$4,422,176	$7,661,551	$209,016	$281,342	$1,171,337	$2,422,654
Net realized gains (losses) from investments	57,308,200	69,253,916	1,388,631	3,440,333	2,521,907	2,246,705
Net change in unrealized appreciation/ depreciation on investments	3,192,649	160,491,386	194,723	6,333,917	(680,096)	23,696,788
Change in net assets resulting from operations	64,923,025	237,406,853	1,792,370	10,055,592	3,013,148	28,366,147
Change in net assets resulting from distributions to shareholders	(5,088,696)	(7,561,107)	(225,432)	(287,612)	(2,193,810)	(2,408,306)
Change in net assets resulting from capital transactions	(77,950,457)	(194,413,139)	13,589	128,296	—	7,632,260
Change in net assets	(18,116,128)	35,432,607	1,580,527	9,896,276	819,338	33,590,101
Net Assets:
Beginning of period	705,437,474	670,004,867	25,985,687	16,089,411	116,710,061	83,119,960
End of period	$687,321,346	$705,437,474	$27,566,214	$25,985,687	$117,529,399	$116,710,061
Capital Transactions:
Proceeds from shares issued	88,325,657	109,696,136	6,396,216	9,846,161	—	11,872,178
Cost of shares redeemed	(166,276,114)	(304,109,275)	(6,382,627)	(9,717,865)	—	(4,239,918)
Change in net assets resulting from capital transactions	(77,950,457)	(194,413,139)	13,589	128,296	—	7,632,260
Share Transactions:
Issued	1,200,000	1,650,000	100,000	150,000	—	300,000
Redeemed	(2,250,000)	(5,000,000)	(100,000)	(150,000)	—	(100,000)
Change in Shares	(1,050,000)	(3,350,000)	—	—	—	200,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Large Cap High Div Volatility Wtd ETF		VictoryShares US Small Cap High Div Volatility Wtd ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$3,594,024	$5,978,979	$4,273,553	$4,617,664
Net realized gains (losses) from investments	12,973,002	13,598,702	2,999,896	24,892,624
Net change in unrealized appreciation/ depreciation on investments	3,633,947	54,543,611	2,919,637	22,086,728
Change in net assets resulting from operations	20,200,973	74,121,292	10,193,086	51,597,016
Change in net assets resulting from distributions to shareholders	(4,094,581)	(5,707,683)	(4,782,669)	(4,510,283)
Change in net assets resulting from capital transactions	3,898,691	(40,993,350)	(5,571,721)	138,568,910
Change in net assets	20,005,083	27,420,259	(161,304)	185,655,643
Net Assets:
Beginning of period	221,055,560	193,635,301	251,797,385	66,141,742
End of period	$241,060,643	$221,055,560	$251,636,081	$251,797,385
Capital Transactions:
Proceeds from shares issued	61,149,598	73,170,915	78,440,404	248,883,695
Cost of shares redeemed	(57,250,907)	(114,164,265)	(84,012,125)	(110,314,785)
Change in net assets resulting from capital transactions	3,898,691	(40,993,350)	(5,571,721)	138,568,910
Share Transactions:
Issued	1,050,000	1,350,000	1,350,000	4,350,000
Redeemed	(1,000,000)	(2,350,000)	(1,450,000)	(1,950,000)
Change in Shares	50,000	(1,000,000)	(100,000)	2,400,000
See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International High Div Volatility Wtd ETF		VictoryShares Emerging Market High Div Volatility Wtd ETF		VictoryShares Dividend Accelerator ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$413,193	$1,511,245	$575,501	$915,679	$2,645,275	$5,136,658
Net realized gains (losses) from investments	523,514	744,698	623,998	(315,457)	14,465,240	38,451,332
Net change in unrealized appreciation/ depreciation on investments	(460,897)	10,014,311	(1,187,495)	4,615,926	12,502,635	47,590,115
Change in net assets resulting from operations	475,810	12,270,254	12,004	5,216,148	29,613,150	91,178,105
Change in net assets resulting from distributions to shareholders	(623,807)	(1,705,787)	(791,056)	(809,574)	(3,118,525)	(4,931,587)
Change in net assets resulting from capital transactions	(3,301,198)	(49,628,242)	(2,450,765)	(6,399,375)	(15,971,955)	22,631,344
Change in net assets	(3,449,195)	(39,063,775)	(3,229,817)	(1,992,801)	10,522,670	108,877,862
Net Assets:
Beginning of period	22,978,256	62,042,031	19,686,373	21,679,174	344,154,471	235,276,609
End of period	$19,529,061	$22,978,256	$16,456,556	$19,686,373	$354,677,141	$344,154,471
Capital Transactions:
Proceeds from shares issued	—	3,066,706	1,067	1,135,264	31,181,703	156,222,479
Cost of shares redeemed	(3,301,198)	(52,694,948)	(2,451,832)	(7,534,639)	(47,153,658)	(133,591,135)
Change in net assets resulting from capital transactions	(3,301,198)	(49,628,242)	(2,450,765)	(6,399,375)	(15,971,955)	22,631,344
Share Transactions:
Issued	—	100,000	—	50,000	700,000	3,850,000
Redeemed	(100,000)	(1,850,000)	(100,000)	(350,000)	(1,050,000)	(3,150,000)
Change in Shares	(100,000)	(1,750,000)	(100,000)	(300,000)	(350,000)	700,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Multi-Factor Minimum Volatility ETF		VictoryShares US 500 Enhanced Volatility Wtd ETF		VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$1,314,970	$2,767,382	$6,379,834	$8,590,245	$15,704,090	$19,769,279
Net realized gains (losses) from investments	12,855,232	13,042,099	39,248,536	72,481,462	59,218,782	122,693,510
Net change in unrealized appreciation/ depreciation on investments	3,508,499	20,081,016	47,214,699	162,743,239	14,628,387	97,533,008
Change in net assets resulting from operations	17,678,701	35,890,497	92,843,069	243,814,946	89,551,259	239,995,797
Change in net assets resulting from distributions to shareholders	(1,451,323)	(2,790,098)	(7,337,785)	(7,661,659)	(17,790,099)	(18,139,639)
Change in net assets resulting from capital transactions	(16,274,370)	(24,217,756)	45,374,421	91,574,225	117,006,289	129,097,767
Change in net assets	(46,992)	8,882,643	130,879,705	327,727,512	188,767,449	350,953,925
Net Assets:
Beginning of period	164,064,957	155,182,314	937,340,750	609,613,238	916,845,951	565,892,026
End of period	$164,017,965	$164,064,957	$1,068,220,455	$937,340,750	$1,105,613,400	$916,845,951
Capital Transactions:
Proceeds from shares issued	46,517,363	52,363,615	161,993,978	281,258,675	380,996,280	465,006,422
Cost of shares redeemed	(62,791,733)	(76,581,371)	(116,619,557)	(189,684,450)	(263,989,991)	(335,908,655)
Change in net assets resulting from capital transactions	(16,274,370)	(24,217,756)	45,374,421	91,574,225	117,006,289	129,097,767
Share Transactions:
Issued	1,200,000	1,450,000	2,200,000	4,250,000	5,750,000	7,600,000
Redeemed	(1,600,000)	(2,200,000)	(1,600,000)	(2,850,000)	(4,050,000)	(5,550,000)
Change in Shares	(400,000)	(750,000)	600,000	1,400,000	1,700,000	2,050,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Discovery Enhanced Volatility Wtd ETF		VictoryShares Developed Enhanced Volatility Wtd ETF		VictoryShares Nasdaq Next 50 ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	For the Period September 10, 2020(a) through June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$533,308	$612,754	$407,695	$943,772	$201,148	$428,808
Net realized gains (losses) from investments	3,406,337	13,619,143	1,184,568	2,593,353	256,951	6,489,508
Net change in unrealized appreciation/ depreciation on investments	691,925	6,795,969	(504,614)	7,824,474	(1,490,627)	21,355,266
Change in net assets resulting from operations	4,631,570	21,027,866	1,087,649	11,361,599	(1,032,528)	28,273,582
Change in net assets resulting from distributions to shareholders	(580,023)	(596,428)	(785,406)	(879,139)	(293,349)	(345,554)
Change in net assets resulting from capital transactions	3,047,921	5,938,386	(1,758,973)	(16,195,189)	6,383,039	120,538,914
Change in net assets	7,099,468	26,369,824	(1,456,730)	(5,712,729)	5,057,162	148,466,942
Net Assets:
Beginning of period	63,572,451	37,202,627	42,742,458	48,455,187	148,466,942	—
End of period	$70,671,919	$63,572,451	$41,285,728	$42,742,458	$153,524,104	$148,466,942
Capital Transactions:
Proceeds from shares issued	17,919,618	34,562,229	—	—	33,789,092	196,036,909
Cost of shares redeemed	(14,871,697)	(28,623,843)	(1,758,973)	(16,195,189)	(27,406,053)	(75,497,995)
Change in net assets resulting from capital transactions	3,047,921	5,938,386	(1,758,973)	(16,195,189)	6,383,039	120,538,914
Share Transactions:
Issued	300,000	600,000	—	—	1,000,000	6,675,000
Redeemed	(250,000)	(500,000)	(50,000)	(550,000)	(825,000)	(2,350,000)
Change in Shares	50,000	100,000	(50,000)	(550,000)	175,000	4,325,000

(a)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares ESG Core Plus Bond ETF	VictoryShares ESG Corporate Bond ETF	VictoryShares THB Mid Cap ESG ETF
	For the Period October 5, 2021(a) through December 31, 2021 (Unaudited)	For the Period October 5, 2021(a) through December 31, 2021 (Unaudited)	For the Period October 5, 2021(a) through December 31, 2021 (Unaudited)
From Investment Activities:
Operations:
Net investment income (loss)	$526,633	$441,855	$56
Net realized gains (losses) from investments	22,986	20,636	7,427
Net change in unrealized appreciation/ depreciation on investments	(642,348)	(802,480)	345,103
Change in net assets resulting from operations	(92,729)	(339,989)	352,586
Change in net assets resulting from distributions to shareholders	(523,281)	(568,882)	(7,901)
Change in net assets resulting from capital transactions	195,400,606	106,319,172	2,373,729
Change in net assets	194,784,596	105,410,301	2,718,414
Net Assets:
Beginning of period	—	—	—
End of period	$194,784,596	$105,410,301	$2,718,414
Capital Transactions:
Proceeds from shares issued	195,400,606	106,319,172	2,373,729
Change in net assets resulting from capital transactions	195,400,606	106,319,172	2,373,729
Share Transactions:
Issued	7,825,000	4,250,000	100,000
Change in Shares	7,825,000	4,250,000	100,000

(a)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares US 500 Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	$71.26	0.47	6.47	6.94	(0.54)	(0.54)	$77.66	9.79%
Year Ended June 30:
2021	$50.57	0.69	20.68	21.37	(0.68)	(0.68)	$71.26	42.51%
2020	$52.46	0.77	(1.88)	(1.11)	(0.78)	(0.78)	$50.57	(2.12)%
2019	$49.34	0.73	3.09	3.82	(0.70)	(0.70)	$52.46	7.86%
2018	$44.05	0.63	5.26	5.89	(0.60)	(0.60)	$49.34	13.42%
2017	$37.24	0.60	6.71	7.31	(0.50)	(0.50)	$44.05	19.72%
VictoryShares US Small Cap Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	$64.96	0.52	4.00	4.52	(0.56)	(0.56)	$68.92	7.00%
Year Ended June 30:
2021	$40.22	0.70	24.76	25.46	(0.72)	(0.72)	$64.96	63.72%
2020	$45.87	0.59	(5.62)	(5.03)	(0.62)	(0.62)	$40.22	(11.00)%
2019	$48.54	0.63	(2.62)	(1.99)	(0.68)	(0.68)	$45.87	(4.07)%
2018	$42.40	0.50	6.14	6.64	(0.50)	(0.50)	$48.54	15.75%
2017	$34.35	0.50	8.01	8.51	(0.46)	(0.46)	$42.40	24.86%
VictoryShares International Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	$44.89	0.45	0.70	1.15	(0.84)	(0.84)	$45.20	2.60%
Year Ended June 30:
2021	$34.63	0.95	10.25	11.20	(0.94)	(0.94)	$44.89	32.59%
2020	$38.12	0.77	(3.51)	(2.74)	(0.75)	(0.75)	$34.63	(7.23)%
2019	$39.09	1.17	(1.07)	0.10	(1.07)	(1.07)	$38.12	0.33%
2018	$37.20	1.04	1.81	2.85	(0.96)	(0.96)	$39.09	7.62%
2017	$32.11	0.76	5.10	5.86	(0.77)	(0.77)	$37.20	18.44%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transaction.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US 500 Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	0.35%	1.25%	0.38%	$687,321	11%
Year Ended June 30:
2021	0.35%	1.13%	0.39%	$705,437	34%
2020	0.35%	1.49%	0.40%	$670,005	28%
2019	0.35%	1.48%	0.40%	$731,775	46%
2018	0.35%	1.32%	0.41%	$567,370	36%
2017	0.35%	1.43%	0.47%	$292,921	26%
VictoryShares US Small Cap Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	0.35%	1.56%	0.54%	$27,566	26%
Year Ended June 30:
2021	0.35%	1.30%	0.55%	$25,986	71%
2020	0.35%	1.35%	0.55%	$16,089	50%
2019	0.35%	1.36%	0.46%	$29,814	62%
2018	0.35%	1.10%	0.47%	$41,261	47%
2017	0.35%	1.25%	0.68%	$25,438	47%
VictoryShares International Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	0.45%	1.98%	0.61%	$117,529	18%
Year Ended June 30:
2021	0.45%	2.34%	0.63%	$116,710	45%
2020	0.45%	2.12%	0.64%	$83,120	41%
2019	0.45%	3.14%	0.73%	$36,215	53%
2018	0.45%	2.61%	0.98%	$21,497	37%
2017	0.45%	2.25%	1.54%	$13,021	46%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares US Large Cap High Div Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	$56.68	0.92	4.49	5.41	(1.06)	(1.06)	$61.03	9.63%
Year Ended June 30:
2021	$39.52	1.45	17.10	18.55	(1.39)	(1.39)	$56.68	47.74%
2020	$47.03	1.58	(7.44)	(5.86)	(1.65)	(1.65)	$39.52	(12.78)%
2019	$45.06	1.51	1.83	3.34	(1.37)	(1.37)	$47.03	7.59%
2018	$42.17	1.34	2.92	4.26	(1.37)	(1.37)	$45.06	10.23%
2017	$37.58	1.24	4.46	5.70	(1.11)	(1.11)	$42.17	15.37%
VictoryShares US Small Cap High Div Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	$59.95	1.03	1.56	2.59	(1.17)	(1.17)	$61.37	4.40%
Year Ended June 30:
2021	$36.75	1.85	23.26	25.11	(1.91)	(1.91)	$59.95	69.75%
2020	$44.28	1.53	(7.47)	(5.94)	(1.59)	(1.59)	$36.75	(13.61)%
2019	$45.96	1.38	(1.74)	(0.36)	(1.32)	(1.32)	$44.28	(0.70)%
2018	$40.41	1.39	5.61	7.00	(1.45)	(1.45)	$45.96	17.64%
2017	$35.40	1.43	4.93	6.36	(1.35)	(1.35)	$40.41	18.07%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US Large Cap High Div Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	0.35%	3.15%	0.40%	$241,061	20%
Year Ended June 30:
2021	0.35%	3.04%	0.41%	$221,056	67%
2020	0.35%	3.47%	0.41%	$193,635	56%
2019	0.35%	3.33%	0.42%	$331,527	66%
2018	0.35%	3.04%	0.42%	$144,187	52%
2017	0.35%	3.05%	0.45%	$120,181	48%
VictoryShares US Small Cap High Div Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	0.35%	3.43%	0.39%	$251,636	35%
Year Ended June 30:
2021	0.35%	3.51%	0.42%	$251,797	104%
2020	0.35%	3.69%	0.44%	$66,142	68%
2019	0.35%	3.10%	0.44%	$75,277	83%
2018	0.35%	3.23%	0.45%	$43,665	68%
2017	0.35%	3.65%	0.55%	$32,325	65%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares International High Div Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	$32.83	0.65	0.04	0.69	(0.97)	—
Year Ended June 30:
2021	$25.32	1.11	7.73	8.84	(1.33)	—
2020	$32.43	1.02	(7.13)	(6.11)	(1.00)	—
2019	$33.94	1.63	(1.48)	0.15	(1.66)	—
2018	$34.25	1.47	(0.41)	1.06	(1.37)	—
2017	$30.65	1.40	3.47	4.87	(1.27)	—
VictoryShares Emerging Market High Div Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	$24.61	0.78	(0.85)	(0.07)	(1.03)	—
Year Ended June 30:
2021	$19.71	0.99	4.73	5.72	(0.82)	—
2020	$24.39	0.94	(4.63)	(3.69)	(0.99)	—
2019	$23.92	1.31	0.35	1.66	(1.05)	(0.14)
October 26, 2017(f) through June 30, 2018	$24.95	0.78	(1.29)	(0.51)	(0.52)	—
VictoryShares Dividend Accelerator ETF
Six Months Ended December 31, 2021 (Unaudited)	$44.12	0.35	3.56	3.91	(0.42)	—
Year Ended June 30:
2021	$33.14	0.66	10.95	11.61	(0.63)	—
2020	$32.90	0.55	0.19	0.74	(0.50)	—
2019	$28.41	0.48	4.47	4.95	(0.46)	—
2018	$25.95	0.48	2.45	2.93	(0.47)	—
April 18, 2017(f) through June 30, 2017	$25.26	0.12	0.65	0.77	(0.08)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  During the period, the Fund paid interest fees. Excluding these fees, the ratio of net expense to average net assets for the year ended June 30, 2019, and the six months ended June 30, 2021, was 0.50%.

(f)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares International High Div Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	(0.97)	$32.55	2.18%	0.45%		4.00%	0.80%	$19,529	30%
Year Ended June 30:
2021	(1.33)	$32.83	35.49%	0.45%		3.95%	0.66%	$22,978	111%
2020	(1.00)	$25.32	(19.22)%	0.45%		3.45%	0.57%	$62,042	71%
2019	(1.66)	$32.43	0.58%	0.45%		5.06%	0.59%	$40,540	76%
2018	(1.37)	$33.94	3.00%	0.45%		4.14%	0.60%	$45,824	58%
2017	(1.27)	$34.25	16.16%	0.45%		4.32%	0.77%	$32,541	69%
VictoryShares Emerging Market High Div Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	(1.03)	$23.51	(0.28)%	0.51	%(e)	6.47%	1.55%	$16,457	47%
Year Ended June 30:
2021	(0.82)	$24.61	29.69%	0.50%		4.55%	1.19%	$19,686	101%
2020	(0.99)	$19.71	(15.55)%	0.50%		4.24%	0.85%	$21,679	86%
2019	(1.19)	$24.39	7.30%	0.51	%(e)	5.52%	0.88%	$40,251	103%
October 26, 2017(f) through June 30, 2018	(0.52)	$23.92	(2.17)%	0.50%		4.44%	1.05%	$21,532	52%
VictoryShares Dividend Accelerator ETF
Six Months Ended December 31, 2021 (Unaudited)	(0.42)	$47.61	8.88%	0.35%		1.53%	0.39%	$354,677	5%
Year Ended June 30:
2021	(0.63)	$44.12	35.33%	0.35%		1.67%	0.40%	$344,154	41%
2020	(0.50)	$33.14	2.23%	0.35%		1.65%	0.42%	$235,277	74%
2019	(0.46)	$32.90	17.60%	0.35%		1.57%	0.59%	$16,450	62%
2018	(0.47)	$28.41	11.33%	0.35%		1.75%	0.67%	$7,102	43%
April 18, 2017(f) through June 30, 2017	(0.08)	$25.95	3.05%	0.35%		2.31%	1.92%	$3,893	—%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares US Multi-Factor Minimum Volatility ETF
Six Months Ended December 31, 2021 (Unaudited)	$38.15	0.31	3.94	4.25	(0.34)	(0.34)	$42.06	11.17%
Year Ended June 30:
2021	$30.73	0.62	7.43	8.05	(0.63)	(0.63)	$38.15	26.47%
2020	$30.87	0.70	(0.14)	0.56	(0.70)	(0.70)	$30.73	1.82%
2019	$27.58	0.73	3.20	3.93	(0.64)	(0.64)	$30.87	14.47%
2018	$24.83	0.63	2.69	3.32	(0.57)	(0.57)	$27.58	13.41%
June 22, 2017(e) through June 30, 2017	$24.97	0.02	(0.16)	(0.14)	—	—	$24.83	(0.54)%
VictoryShares US 500 Enhanced Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	$71.28	0.47	6.48	6.95	(0.54)	(0.54)	$77.69	9.79%
Year Ended June 30:
2021	$51.88	0.70	19.32	20.02	(0.62)	(0.62)	$71.28	38.78%
2020	$48.89	0.60	3.04	3.64	(0.65)	(0.65)	$51.88	7.49%
2019	$49.30	0.73	(0.42)	0.31	(0.72)	(0.72)	$48.89	0.69%
2018	$44.00	0.64	5.25	5.89	(0.59)	(0.59)	$49.30	13.42%
2017	$37.23	0.58	6.71	7.29	(0.52)	(0.52)	$44.00	19.72%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	$64.57	1.06	5.10	6.16	(1.19)	(1.19)	$69.54	9.63%
Year Ended June 30:
2021	$46.58	1.56	17.87	19.43	(1.44)	(1.44)	$64.57	42.31%
2020	$45.54	1.39	1.09	2.48	(1.44)	(1.44)	$46.58	5.49%
2019	$46.29	1.46	(0.80)	0.66	(1.41)	(1.41)	$45.54	1.52%
2018	$43.30	1.39	2.99	4.38	(1.39)	(1.39)	$46.29	10.23%
2017	$38.59	1.28	4.58	5.86	(1.15)	(1.15)	$43.30	15.35%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Commencement of operations.

(f)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(g)  Increased trading levels in a given year reflect additional portfolio transactions required to track the "enhanced volatility" methodology of the Fund's underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US Multi-Factor Minimum Volatility ETF
Six Months Ended December 31, 2021 (Unaudited)	0.35%	1.54%	0.40%	$164,018	25%
Year Ended June 30:
2021	0.35%	1.80%	0.41%	$164,065	56%
2020	0.35%	2.23%	0.42%	$155,182	69%
2019	0.35%	2.50%	0.48%	$43,213	34%
2018	0.35%	2.33%	0.74%	$8,273	26%
June 22, 2017(e) through June 30, 2017	0.35%	3.20%	7.21%	$2,483	—%
VictoryShares US 500 Enhanced Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	0.35%	1.26%	0.38%	$1,068,220	11%
Year Ended June 30:
2021	0.35%	1.13%	0.39%	$937,341	34%
2020	0.35%	1.20%	0.40%	$609,613	56%
2019	0.35%	1.51%	0.40%	$828,729	116	%(f)
2018	0.35%	1.32%	0.41%	$951,411	37%
2017	0.35%	1.42%	0.45%	$415,847	26%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	0.35%	3.16%	0.38%	$1,105,613	20%
Year Ended June 30:
2021	0.35%	2.80%	0.40%	$916,846	65	%(g)
2020	0.35%	3.02%	0.40%	$565,892	116%
2019	0.35%	3.22%	0.40%	$696,814	143	%(f)
2018	0.35%	3.06%	0.41%	$738,260	52%
2017	0.35%	3.06%	0.43%	$471,927	49%

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	$60.55	0.49	3.74	4.23	(0.53)	—
Year Ended June 30:
2021	$39.16	0.62	21.38	22.00	(0.61)	—
2020	$37.80	0.44	1.42 (f)	1.86	(0.50)	—
2019	$47.41	0.64	(9.61)	(8.97)	(0.64)	—
2018	$41.41	0.50	5.98	6.48	(0.48)	—
2017	$33.55	0.49	7.84	8.33	(0.47)	—
VictoryShares Developed Enhanced Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	$34.19	0.34	0.52	0.86	(0.65)	—
Year Ended June 30:
2021	$26.92	0.66	7.26	7.92	(0.65)	—
2020	$32.10	0.52	(5.14)	(4.62)	(0.56)	—
2019	$33.79	0.85	(1.59)	(0.74)	(0.95)	—
2018	$32.22	0.94	1.45	2.39	(0.82)	—
2017	$29.00	0.78	2.90 (h)	3.68	(0.46)	—
VictoryShares Nasdaq Next 50 ETF
Six Months Ended December 31, 2021 (Unaudited)	$34.33	0.05	(0.20)	(0.15)	(0.06)	—
September 10, 2020(j) through June 30, 2021	$25.45	0.12	8.85	8.97	(0.09)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Increased trading levels in a given year reflect additional portfolio transactions required to track the "enhanced volatility" methodology of the Fund's underlying index. The Fund expects trading levels to be lower during periods of lower market volatility.

(f)  The amount shown reflects a net realized and unrealized gain per share, whereas the Statement of Operations reflected a net realized and unrealized loss for the period for the Fund in total. The difference in realized and unrealized gains and losses for the Fund versus the class is due to the timing of sales and repurchases of the class in relation to fluctuating market values during the period.

(g)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

(h)  Includes $0.07 gain derived from a payment from affiliate.

(i)  Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been 12.55%.

(j)  Commencement of operations.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

					Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)		Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	(0.53)	$64.25	7.04%		0.35%	1.57%	0.44%	$70,672	26%
Year Ended June 30:
2021	(0.61)	$60.55	56.47%		0.35%	1.22%	0.46%	$63,572	70	%(e)
2020	(0.50)	$39.16	5.00%		0.35%	1.19%	0.47%	$37,203	232%
2019	(0.64)	$37.80	(19.04)%		0.35%	1.48%	0.42%	$92,614	398	%(g)
2018	(0.48)	$47.41	15.75%		0.35%	1.13%	0.43%	$116,157	47%
2017	(0.47)	$41.41	24.91%		0.35%	1.25%	0.55%	$57,971	50%
VictoryShares Developed Enhanced Volatility Wtd ETF
Six Months Ended December 31, 2021 (Unaudited)	(0.65)	$34.40	2.54%		0.45%	1.95%	0.89%	$41,286	18%
Year Ended June 30:
2021	(0.65)	$34.19	29.63%		0.45%	2.16%	0.88%	$42,742	55%
2020	(0.56)	$26.92	(14.55)%		0.45%	1.69%	0.65%	$48,455	33%
2019	(0.95)	$32.10	(2.16)%		0.45%	2.63%	0.56%	$110,746	154	%(g)
2018	(0.82)	$33.79	7.41%		0.45%	2.73%	0.58%	$179,103	38%
2017	(0.46)	$32.22	12.79	%(i)	0.45%	2.59%	0.86%	$82,150	164%
VictoryShares Nasdaq Next 50 ETF
Six Months Ended December 31, 2021 (Unaudited)	(0.06)	$34.12	(0.42)%		0.18%	0.26%	0.30%	$153,524	35%
September 10, 2020(j) through June 30, 2021	(0.09)	$34.33	35.26%		0.18%	0.46%	0.30%	$148,467	68%
See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities				Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares ESG Core Plus Bond ETF
October 5 2021(d) through December 31, 2021 (Unaudited)	$25.00	0.08		(0.12)	(0.04)	(0.07)	—
VictoryShares ESG Corporate Bond ETF
October 5, 2021(d) through December 31, 2021 (Unaudited)	$25.00	0.11		(0.17)	(0.06)	(0.14)	—
VictoryShares THB Mid Cap ESG ETF
October 5, 2021(d) through December 31, 2021 (Unaudited)	$23.74	—	(e)	3.52	3.52	(0.08)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Commencement of operations.

(e)  Amount is less than $0.005 per share.

See notes to financial statements.

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets			Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)
VictoryShares ESG Core Plus Bond ETF
October 5 2021(d) through December 31, 2021 (Unaudited)	(0.07)	$24.89	(0.15)%	0.40%	1.40%	0.45%	$194,785	12%
VictoryShares ESG Corporate Bond ETF
October 5, 2021(d) through December 31, 2021 (Unaudited)	(0.14)	$24.80	(0.25)%	0.40%	1.80%	0.48%	$105,410	1%
VictoryShares THB Mid Cap ESG ETF
October 5, 2021(d) through December 31, 2021 (Unaudited)	(0.08)	$27.18	14.86%	0.55%	0.01%	2.24%	$2,718	10%

See notes to financial statements.

Victory Portfolios II	Notes to Financial Statements December 31, 2021

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following 17 Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)
VictoryShares US 500 Volatility Wtd ETF	US 500 Volatility Wtd ETF
VictoryShares US Small Cap Volatility Wtd ETF	US Small Cap Volatility Wtd ETF
VictoryShares International Volatility Wtd ETF	International Volatility Wtd ETF
VictoryShares US Large Cap High Div Volatility Wtd ETF	US Large Cap High Div Volatility Wtd ETF
VictoryShares US Small Cap High Div Volatility Wtd ETF	US Small Cap High Div Volatility Wtd ETF
VictoryShares International High Div Volatility Wtd ETF	International High Div Volatility Wtd ETF
VictoryShares Emerging Market High Div Volatility Wtd ETF	Emerging Market High Div Volatility Wtd ETF
VictoryShares Dividend Accelerator ETF	Dividend Accelerator ETF
VictoryShares US Multi-Factor Minimum Volatility ETF	US Multi-Factor Minimum Volatility ETF
VictoryShares US 500 Enhanced Volatility Wtd ETF	US 500 Enhanced Volatility Wtd ETF
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	US EQ Income Enhanced Volatility Wtd ETF
VictoryShares US Discovery Enhanced Volatility Wtd ETF	US Discovery Enhanced Volatility Wtd ETF
VictoryShares Developed Enhanced Volatility Wtd ETF	Developed Enhanced Volatility Wtd ETF
VictoryShares Nasdaq Next 50 ETF	Nasdaq Next 50 ETF
VictoryShares ESG Core Plus Bond ETF	ESG Core Plus Bond ETF*
VictoryShares ESG Corporate Bond ETF	ESG Corporate Bond ETF*
VictoryShares THB Mid Cap ESG ETF	THB Mid Cap ESG ETF*

*  Commenced operations on October 5, 2021.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Shares of the Funds are listed and traded on Nasdaq Stock Market, LLC. (the "Exchange"). The Funds issue and redeem shares at NAV only in aggregations of 50,000 shares, or 25,000 shares in the case of THB Mid Cap ESG ETF, ESG Core Plus Bond ETF, ESG Corporate Bond ETF, and Nasdaq Next 50 ETF (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.

The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US 500 Volatility Wtd ETF	$750	2.00%
US Small Cap Volatility Wtd ETF	750	2.00%
International Volatility Wtd ETF	6,000	2.00%
US Large Cap High Div Volatility Wtd ETF	250	2.00%
US Small Cap High Div Volatility Wtd ETF	250	2.00%
International High Div Volatility Wtd ETF	1,500	2.00%
Emerging Market High Div Volatility Wtd ETF	3,400	2.00%
Dividend Accelerator ETF	250	2.00%
US Multi-Factor Minimum Volatility ETF	250	2.00%
US 500 Enhanced Volatility Wtd ETF	750	2.00%
US EQ Income Enhanced Volatility Wtd ETF	250	2.00%
US Discovery Enhanced Volatility Wtd ETF	750	2.00%
Developed Enhanced Volatility Wtd ETF	4,500	2.00%
Nasdaq Next 50 ETF	250	2.00%
ESG Core Plus Bond ETF	100	2.00%
ESG Corporate Bond ETF	100	2.00%
THB Mid Cap ESG ETF	250	2.00%

*  As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including ETFs and American Depositary Receipts ("ADRs"), are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

A summary of the valuations as of December 31, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
US 500 Volatility Wtd ETF
Common Stocks	$684,840,626	$—	$—	$684,840,626
Collateral for Securities Loaned	10,035,590	—	—	10,035,590
Total	$694,876,216	$—	$—	$694,876,216
Other Financial Investments^:
Assets:
Futures	$28,889	$—	$—	$28,889
Total	$28,889	$—	$—	$28,889

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

	Level 1	Level 2	Level 3	Total
US Small Cap Volatility Wtd ETF
Common Stocks	$27,464,368	$—	$—	$27,464,368
Collateral for Securities Loaned	144,942	—	—	144,942
Total	$27,609,310	$—	$—	$27,609,310
Other Financial Investments^:
Liabilities:
Futures	$(1,219)	$—	$—	$(1,219)
Total	$(1,219)	$—	$—	$(1,219)
International Volatility Wtd ETF
Common Stocks	$117,040,221	$—	$—	$117,040,221
Collateral for Securities Loaned	4,025,356	—	—	4,025,356
Total	$121,065,577	$—	$—	$121,065,577
Other Financial Investments^:
Assets:
Futures	$3,807	$—	$—	$3,807
Total	$3,807	$—	$—	$3,807
US Large Cap High Div Volatility Wtd ETF
Common Stocks	$239,837,813	$—	$—	$239,837,813
Collateral for Securities Loaned	2,212,270	—	—	2,212,270
Total	$242,050,083	$—	$—	$242,050,083
Other Financial Investments^:
Assets:
Futures	$8,950	$—	$—	$8,950
Total	$8,950	$—	$—	$8,950
US Small Cap High Div Volatility Wtd ETF
Common Stocks	$250,501,833	$—	$—	$250,501,833
Collateral for Securities Loaned	5,888,647	—	—	5,888,647
Total	$256,390,480	$—	$—	$256,390,480
Other Financial Investments^:
Assets:
Futures	$25,296	$—	$—	$25,296
Total	$25,296	$—	$—	$25,296
International High Div Volatility Wtd ETF
Common Stocks	$19,334,589	$—	$—	$19,334,589
Collateral for Securities Loaned	857,575	—	—	857,575
Total	$20,192,164	$—	$—	$20,192,164
Other Financial Investments^:
Assets:
Futures	$4,086	$—	$—	$4,086
Total	$4,086	$—	$—	$4,086
Emerging Market High Div Volatility Wtd ETF
Common Stocks	$16,393,716	$—	$—	$16,393,716
Collateral for Securities Loaned	749,575	—	—	749,575
Total	$17,143,291	$—	$—	$17,143,291

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

	Level 1	Level 2	Level 3	Total
Other Financial Investments^:
Assets:
Futures	$326	$—	$—	$326
Total	$326	$—	$—	$326
Dividend Accelerator ETF
Common Stocks	$353,437,121	$—	$—	$353,437,121
Collateral for Securities Loaned	371,172	—	—	371,172
Total	$353,808,293	$—	$—	$353,808,293
Other Financial Investments^:
Assets:
Futures	$21,600	$—	$—	$21,600
Total	$21,600	$—	$—	$21,600
US Multi-Factor Minimum Volatility ETF
Common Stocks	$163,368,431	$—	$—	$163,368,431
Total	$163,368,431	$—	$—	$163,368,431
Other Financial Investments^:
Assets:
Futures	$6,000	$—	$—	$6,000
Total	$6,000	$—	$—	$6,000
US 500 Enhanced Volatility Wtd ETF
Common Stocks	$1,064,240,537	$—	$—	$1,064,240,537
Investment Companies	2,825,925	—	—	2,825,925
Collateral for Securities Loaned	12,340,356	—	—	12,340,356
Total	$1,079,406,818	$—	$—	$1,079,406,818
Other Financial Investments^:
Assets:
Futures	$47,368	$—	$—	$47,368
Total	$47,368	$—	$—	$47,368
US EQ Income Enhanced Volatility Wtd ETF
Common Stocks	$1,099,805,167	$—	$—	$1,099,805,167
Investment Companies	2,805,385	—	—	2,805,385
Collateral for Securities Loaned	20,585,825	—	—	20,585,825
Total	$1,123,196,377	$—	$—	$1,123,196,377
Other Financial Investments^:
Assets:
Futures	$59,214	$—	$—	$59,214
Total	$59,214	$—	$—	$59,214
US Discovery Enhanced Volatility Wtd ETF
Common Stocks	$70,395,087	$—	$—	$70,395,087
Investment Companies	225,408	—	—	225,408
Collateral for Securities Loaned	825,012	—	—	825,012
Total	$71,445,507	$—	$—	$71,445,507

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

	Level 1	Level 2	Level 3	Total
Other Financial Investments^:
Assets:
Futures	$11,087	$—	$—	$11,087
Total	$11,087	$—	$—	$11,087
Developed Enhanced Volatility Wtd ETF
Common Stocks	$40,975,363	$—	$667	$40,976,030
Investment Companies	48,398	—	—	48,398
Collateral for Securities Loaned	1,384,271	—	—	1,384,271
Total	$42,408,032	$—	$667	$42,408,699
Other Financial Investments^:
Assets:
Futures	$1,836	$—	$—	$1,836
Total	$1,836	$—	$—	$1,836
Nasdaq Next 50 ETF
Common Stocks	$152,929,343	$—	$—	$152,929,343
Total	$152,929,343	$—	$—	$152,929,343
Other Financial Investments^:
Assets:
Futures	$14,678	$—	$—	$14,678
Total	$14,678	$—	$—	$14,678
ESG Core Plus Bond ETF
Asset-Backed Securities	$—	$20,636,898	$—	$20,636,898
Collateralized Mortgage Obligations	—	31,851,068	—	31,851,068
Senior Secured Loans	—	11,086,508	—	11,086,508
Corporate Bond	—	60,987,250	—	60,987,250
Yankee Dollars	—	13,772,932	—	13,772,932
Municipal Bonds	—	2,099,745	—	2,099,745
U.S. Treasury Obligations	—	52,630,344	—	52,630,344
Commercial Papers	—	10,499,587	—	10,499,587
Total	$—	$203,564,332	$—	$203,564,332
ESG Corporate Bond ETF
Corporate Bonds	$—	$81,723,648	$—	$81,723,648
Yankee Dollars	—	21,412,369	—	21,412,369
Commercial Papers	—	999,946	—	999,946
Total	$—	$104,135,963	$—	$104,135,963
THB Mid Cap ESG ETF
Common Stocks	$2,719,058	$—	$—	$2,719,058
Total	$2,719,058	$—	$—	$2,719,058

^  Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

For the six months ended December 31, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

As of December 31, 2021, there were no significant Level 3 holdings in the fair value hierarchy

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payables for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Derivative Instruments:

Foreign Exchange Currency Contracts:

Certain Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

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into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2021, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. As of December 31, 2021, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

	Asset	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
Equity Risk Exposure
US 500 Volatility Wtd ETF	$28,889	$—
US Small Cap Volatility Wtd ETF	—	1,219
International Volatility Wtd ETF	3,807	—
US Large Cap High Div Volatility Wtd ETF	8,950	—

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

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	Asset	Liabilities
	Variation Margin Receivable on Open Futures Contracts*	Variation Margin Payable on Open Futures Contracts*
US Small Cap High Div Volatility Wtd ETF	$25,296	$—
International High Div Volatility Wtd ETF	4,086	—
Emerging Market High Div Volatility Wtd ETF	326	—
Dividend Accelerator ETF	21,600	—
US Multi-Factor Minimum Volatility ETF	6,000	—
US 500 Enhanced Volatility Wtd ETF	47,368	—
US EQ Income Enhanced Volatility Wtd ETF	59,214	—
US Discovery Enhanced Volatility Wtd ETF	11,087	—
Developed Enhanced Volatility Wtd ETF	1,836	—
Nasdaq Next 50 ETF	14,678	—

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the six months ended December 31, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/Depreciation on Futures Contracts
Equity Risk Exposure
US 500 Volatility Wtd ETF	$365,354	$(24,872)
US Small Cap Volatility Wtd ETF	(3,354)	(4,355)
International Volatility Wtd ETF	(2,870)	9,664
US Large Cap High Div Volatility Wtd ETF	134,052	(3,232)
US Small Cap High Div Volatility Wtd ETF	(15,213)	27,507
International High Div Volatility Wtd ETF	(2,726)	6,669
Emerging Market High Div Volatility Wtd ETF	(4,675)	100
Dividend Accelerator ETF	129,243	10,781
US Multi-Factor Minimum Volatility ETF	75,119	(2,993)
US 500 Enhanced Volatility Wtd ETF	484,025	(22,926)
US EQ Income Enhanced Volatility Wtd ETF	547,290	18,142
US Discovery Enhanced Volatility Wtd ETF	(21,696)	10,070
Developed Enhanced Volatility Wtd ETF	1	7,674
Nasdaq Next 50 ETF	40,689	4,712

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

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gains or losses on applicable securities, if any, are recorded as a component of Interest income on the Statements of Operations.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of December 31, 2021.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
US 500 Volatility Wtd ETF	$9,714,977	$—	$10,035,590
US Small Cap Volatility Wtd ETF	139,560	—	144,942
International Volatility Wtd ETF	3,853,110	—	4,025,356
US Large Cap High Div Volatility Wtd ETF	2,140,650	—	2,212,270
US Small Cap High Div Volatility Wtd ETF	5,683,641	—	5,888,647
International High Div Volatility Wtd ETF	823,029	—	857,575
Emerging Market High Div Volatility Wtd ETF	690,659	—	749,575
Dividend Accelerator ETF	365,148	—	371,172
US 500 Enhanced Volatility Wtd ETF	11,875,760	—	12,340,356
US EQ Income Enhanced Volatility Wtd ETF	20,053,733	—	20,585,825
US Discovery Enhanced Volatility Wtd ETF	796,001	—	825,012
Developed Enhanced Volatility Wtd ETF	1,327,116	—	1,384,271

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

It is each Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the six months ended December 31, 2021, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales of in-kind transactions for the six months ended December 31, 2021, were as follows. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as Net realized gains (losses) from in-kind redemptions.

	Excluding U.S. Government Securities and In-Kind Transactions		Associated with In-Kind Transactions
	Purchases	Sales	Purchases	Sales
US 500 Volatility Wtd ETF	$79,666,293	$78,649,379	$87,868,066	$165,929,076
US Small Cap Volatility Wtd ETF	6,761,582	6,758,854	6,363,119	6,356,550
International Volatility Wtd ETF	20,565,345	21,667,713	—	—
US Large Cap High Div Volatility Wtd ETF	45,243,811	45,299,771	60,822,135	57,115,636
US Small Cap High Div Volatility Wtd ETF	85,492,133	85,507,712	78,012,304	83,328,869
International High Div Volatility Wtd ETF	6,061,973	6,324,491	—	3,217,687
Emerging Market High Div Volatility Wtd ETF	8,285,848	9,424,483	—	1,390,518

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

	Excluding U.S. Government Securities and In-Kind Transactions		Associated with In-Kind Transactions
	Purchases	Sales	Purchases	Sales
Dividend Accelerator ETF	$16,638,783	$16,658,786	$30,750,056	$47,096,526
US Multi-Factor Minimum Volatility ETF	40,517,207	40,745,671	46,304,374	62,382,652
US 500 Enhanced Volatility Wtd ETF	113,919,981	112,603,143	161,099,966	116,643,120
US EQ Income Enhanced Volatility Wtd ETF	191,654,235	192,996,774	378,952,400	263,128,985
US Discovery Enhanced Volatility Wtd ETF	17,404,388	17,434,599	17,812,001	14,789,511
Developed Enhanced Volatility Wtd ETF	7,360,541	7,723,132	—	1,682,156
Nasdaq Next 50 ETF	79,659,468	79,510,932	33,696,998	27,735,567
ESG Core Plus Bond ETF	147,072,902	6,037,702	—	—
ESG Corporate Bond ETF	104,885,760	847,676	—	—
THB Mid Cap ESG ETF	294,319	261,273	2,333,480	—

	U.S. Government Securities
	Purchases	Sales
ESG Core Plus Bond ETF	$66,408,115	$13,758,768

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Fund by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
US 500 Volatility Wtd ETF	0.30%
US Small Cap Volatility Wtd ETF	0.30%
International Volatility Wtd ETF	0.40%
US Large Cap High Div Volatility Wtd ETF	0.30%
US Small Cap High Div Volatility Wtd ETF	0.30%
International High Div Volatility Wtd ETF	0.40%
US 500 Enhanced Volatility Wtd ETF	0.30%
US EQ Income Enhanced Volatility Wtd ETF	0.30%
US Discovery Enhanced Volatility Wtd ETF	0.30%
Developed Enhanced Volatility Wtd ETF	0.40%
Emerging Market High Div Volatility Wtd ETF	0.45%
US Multi-Factor Minimum Volatility ETF	0.30%
Dividend Accelerator ETF	0.30%
Nasdaq Next 50 ETF	0.15%
ESG Core Plus Bond ETF	0.35%
ESG Corporate Bond ETF	0.35%
THB Mid Cap ESG ETF	0.50%

Amounts incurred and paid to VCM for the six months ended December 31, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and USAA Mutual Funds (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

Citibank serves as the Funds' Transfer Agent. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2021, the expense limits (excluding voluntary waivers) are as follows:

In Effect Until October 31, 2022
US 500 Volatility Wtd ETF	0.35%
US Small Cap Volatility Wtd ETF	0.35%
International Volatility Wtd ETF	0.45%

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

	In Effect Until October 31, 2022
US Large Cap High Div Volatility Wtd ETF	0.35%
US Small Cap High Div Volatility Wtd ETF	0.35%
International High Div Volatility Wtd ETF	0.45%
Emerging Market High Div Volatility Wtd ETF	0.50%
Dividend Accelerator ETF	0.35%
US Multi-Factor Minimum Volatility ETF	0.35%
US 500 Enhanced Volatility Wtd ETF	0.35%
US EQ Income Enhanced Volatility Wtd ETF	0.35%
US Discovery Enhanced Volatility Wtd ETF	0.35%
Developed Enhanced Volatility Wtd ETF	0.45%
Nasdaq Next 50 ETF	0.18%
ESG Core Plus Bond ETF	0.40	%(a)
ESG Corporate Bond ETF	0.40	%(a)
THB Mid Cap ESG ETF	0.55	%(a)

(a) In effect from October 5, 2021, until at least October 31, 2022.

Under the terms of the expense limitation agreements, as amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of December 31, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at December 31, 2021.

	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
US 500 Volatility Wtd ETF	$106,033	$99,179	$66,415	$10,945	$282,572
US Small Cap Volatility Wtd ETF	16,234	39,631	35,421	21,721	113,007
International Volatility Wtd ETF	37,758	121,119	150,668	73,613	383,158
US Large Cap High Div Volatility Wtd ETF	60,123	64,858	47,070	18,831	190,882
US Small Cap High Div Volatility Wtd ETF	21,762	45,375	47,951	14,982	130,070
International High Div Volatility Wtd ETF	24,799	63,200	65,624	33,055	186,678
Emerging Market High Div Volatility Wtd ETF	49,451	117,270	130,204	89,997	386,922
Dividend Accelerator ETF	13,393	51,403	46,360	12,004	123,160
US Multi-Factor Minimum Volatility ETF	20,209	47,372	40,209	18,823	126,613
US 500 Enhanced Volatility Wtd ETF	111,204	90,547	77,028	—	278,779
US EQ Income Enhanced Volatility Wtd ETF	95,646	75,542	89,656	—	260,844
US Discovery Enhanced Volatility Wtd ETF	28,011	45,253	38,554	21,149	132,967
Developed Enhanced Volatility Wtd ETF	60,509	132,700	172,550	85,831	451,590
Nasdaq Next 50 ETF	—	—	74,147	63,308	137,455

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

	Expires 2022	Expires 2023	Expires 2024	Expires 2025	Total
ESG Core Plus Bond ETF	$—	$—	$—	$8,405	$8,405
ESG Corporate Bond ETF	—	—	—	12,843	12,843
THB Mid Cap ESG ETF	—	—	—	10,375	10,375

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2021, the Adviser voluntarily waived the following amounts:

US 500 Volatility Wtd ETF	$112,328
US Small Cap Volatility Wtd ETF	4,244
International Volatility Wtd ETF	18,742
US Large Cap High Div Volatility Wtd ETF	36,214
US Small Cap High Div Volatility Wtd ETF	39,496
International High Div Volatility Wtd ETF	3,278
Emerging Market High Div Volatility Wtd ETF	2,826
Dividend Accelerator ETF	54,775
US Multi-Factor Minimum Volatility ETF	27,135
US 500 Enhanced Volatility Wtd ETF	160,191
US EQ Income Enhanced Volatility Wtd ETF	157,183
US Discovery Enhanced Volatility Wtd ETF	10,777
Developed Enhanced Volatility Wtd ETF	6,641
Nasdaq Next 50 ETF	24,066
ESG Core Plus Bond ETF	11,910
ESG Corporate Bond ETF	7,930
THB Mid Cap ESG ETF	197

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Foreign Securities Risk — The Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, International High Div Volatility Wtd ETF and Emerging Market High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

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supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Funds' operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets, and a large portion of the Funds' assets are tied to LIBOR. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include Ameribor (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

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6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2021.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
US 500 Volatility Wtd ETF	Monthly	Monthly
US Small Cap Volatility Wtd ETF	Monthly	Monthly
International Volatility Wtd ETF	Monthly	Monthly
US Large Cap High Div Volatility Wtd ETF	Monthly	Monthly
US Small Cap High Div Volatility Wtd ETF	Monthly	Monthly
International High Div Volatility Wtd ETF	Monthly	Monthly
Emerging Market High Div Volatility Wtd ETF	Monthly	Monthly
Dividend Accelerator ETF	Monthly	Monthly
US Multi-Factor Minimum Volatility ETF	Monthly	Monthly
US 500 Enhanced Volatility Wtd ETF	Monthly	Monthly
US EQ Income Enhanced Volatility Wtd ETF	Monthly	Monthly
US Discovery Enhanced Volatility Wtd ETF	Monthly	Monthly
Developed Enhanced Volatility Wtd ETF	Monthly	Monthly
Nasdaq Next 50 ETF	Monthly	Monthly
ESG Core Plus Bond ETF	Monthly	Monthly
ESG Corporate Bond ETF	Monthly	Monthly
THB Mid Cap ESG ETF	Monthly	Monthly

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2022.

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As of June 30, 2021, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term	Long-Term	Total
US 500 Volatility Wtd ETF	$32,961,455	$40,015,382	$72,976,837
US Small Cap Volatility Wtd ETF	4,331,731	4,000,814	8,332,545
International Volatility Wtd ETF	2,133,118	3,628,271	5,761,389
US Large Cap High Div Volatility Wtd ETF	24,533,271	24,047,315	48,580,586
US Small Cap High Div Volatility Wtd ETF	17,059,791	7,314,557	24,374,348
International High Div Volatility Wtd ETF	6,491,232	7,844,520	14,335,752
Emerging Market High Div Volatility Wtd ETF	1,878,803	3,502,728	5,381,531
Dividend Accelerator ETF	6,483,950	582,487	7,066,437
US Multi-Factor Minimum Volatility ETF	9,291,562	1,066,391	10,357,953
US 500 Enhanced Volatility Wtd ETF	37,473,355	21,460,892	58,934,247
US EQ Income Enhanced Volatility Wtd ETF	23,545,385	38,371,169	61,916,554
US Discovery Enhanced Volatility Wtd ETF	28,850,722	3,486,082	32,336,804
Developed Enhanced Volatility Wtd ETF	15,822,824	10,448,580	26,271,404
Nasdaq Next 50 ETF	7,214,867	—	7,214,867

8. Affiliated Securities:

An affiliated security is a security in which a Fund has ownership of at least 5% of the security's outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control. These securities are noted as affiliated on a Fund's Schedule of Portfolio Investments.

Section 12(d)(3) of the 1940 Act, and Rule 12d3-1(c) under the 1940 Act, generally prohibit a fund from purchasing the securities issued by, among other entities, a fund's investment adviser. When a fund's investment objective is to track the performance of an unaffiliated index by investing in the stocks that comprise that index, the staff of the SEC has taken the position that, subject to certain conditions, the fund may establish and maintain a position in the common stock of an affiliate of the fund's investment adviser in an amount approximately in proportion to the percentage that the stock is represented in the index. In seeking to provide investment results that closely correspond to its respective unaffiliated index, one or more Funds may hold the securities of Victory Capital Holdings, Inc., the parent company of VCM and other Fund service providers.

Transactions in affiliated securities during the six months ended December 31, 2021, were as follows:

US Small Cap Volatility Wtd ETF	Fair Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/21	Dividend Income
Victory Capital Holdings Inc.	$74,558	$21,478	$(43,647)	$22,352	$—	$(13,005)	$61,736	$639
US Discovery Enhanced Volatility Wtd ETF	Fair Value 6/30/2021	Purchases at Cost	Proceeds from Sales	Realized Gains (Losses)	Capital Gain Distribution	Net Change in Unrealized Appreciation/ Depreciation	Fair Value 12/31/21	Dividend Income
Victory Capital Holdings Inc.	$182,471	$58,684	$(106,765)	$32,611	$—	$(8,717)	$158,284	$1,637

Victory Portfolios II	Supplemental Information December 31, 2021

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021, through December 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/21	Actual Ending Account Value 12/31/21	Hypothetical Ending Account Value 12/31/21	Actual Expenses Paid During Period 7/1/21- 12/31/21*	Hypothetical Expenses Paid During Period 7/1/21- 12/31/21*	Annualized Expense Ratio During Period 7/1/21- 12/31/21
US 500 Volatility Wtd ETF	$1,000.00	$1,097.90	$1,023.44	$1.85	$1.79	0.35%
US Small Cap Volatility Wtd ETF	1,000.00	1,070.00	1,023.44	1.83	1.79	0.35%
International Volatility Wtd ETF	1,000.00	1,026.00	1,022.94	2.30	2.29	0.45%
US Large Cap High Div Volatility Wtd ETF	1,000.00	1,096.30	1,023.44	1.85	1.79	0.35%

Victory Portfolios II	Supplemental Information — continued December 31, 2021

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	Beginning Account Value 7/1/21	Actual Ending Account Value 12/31/21	Hypothetical Ending Account Value 12/31/21	Actual Expenses Paid During Period 7/1/21- 12/31/21*	Hypothetical Expenses Paid During Period 7/1/21- 12/31/21*	Annualized Expense Ratio During Period 7/1/21- 12/31/21
US Small Cap High Div Volatility Wtd ETF	$1,000.00	$1,044.00	$1,023.44	$1.80	$1.79	0.35%
International High Div Volatility Wtd ETF	1,000.00	1,021.80	1,022.94	2.29	2.29	0.45%
Emerging Market High Div Volatility Wtd ETF	1,000.00	997.20	1,022.63	2.57	2.60	0.51%
Dividend Accelerator ETF	1,000.00	1,088.80	1,023.44	1.84	1.79	0.35%
US Multi-Factor Minimum Volatility ETF	1,000.00	1,111.70	1,023.44	1.86	1.79	0.35%
US 500 Enhanced Volatility Wtd ETF	1,000.00	1,097.90	1,023.44	1.85	1.79	0.35%
US EQ Income Enhanced Volatility Wtd ETF	1,000.00	1,096.30	1,023.44	1.85	1.79	0.35%
US Discovery Enhanced Volatility Wtd ETF	1,000.00	1,070.40	1,023.44	1.83	1.79	0.35%
Developed Enhanced Volatility Wtd ETF	1,000.00	1,025.40	1,022.94	2.30	2.29	0.45%
Nasdaq Next 50 ETF	1,000.00	995.80	1,024.30	0.91	0.92	0.18%
ESG Core Plus Bond ETF**	1,000.00	998.50	1,023.19	0.96	2.04	0.40%
ESG Corporate Bond ETF**	1,000.00	997.50	1,023.19	0.96	2.04	0.40%
THB Mid Cap ESG ETF**	1,000.00	1,148.60	1,022.43	1.42	2.80	0.55%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

**  Actual Expenses Paid are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 88/365 to reflect the stub period from commencement of operations October 5, 2021, through December 31, 2021.

Victory Portfolios II	Supplemental Information — continued December 31, 2021

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on November 30, 2021. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 19, 2021, and November 30, 2021. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. In addition, the Independent Trustees considered a past review of their overall process for conducting the annual review of the Funds' advisory arrangements by a consultant retained through their counsel.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk, liquidity and valuation of portfolio securities, and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable);

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

For Funds with total net expense ratios that ranked within the fourth quartile (most expensive) in relation to their peers as evaluated by a consultant, the Board also considered a memorandum that it requested the Adviser to prepare. The Adviser reviewed additional relevant circumstances, which included, among other things, specialized strategies, small or decreasing assets, or rapid or recent changes in peer expense ratios.

The Board reviewed each Fund's current management fee in the context of the Adviser's profitability with respect to each Fund. The Board retained a consultant to provide comparative information about fees and

Victory Portfolios II	Supplemental Information — continued December 31, 2021

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performance. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund's gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds ("ETFs") compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund's peer group, including the consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors. The Board also reviewed any changes to the consultant's methodology as compared to the prior year, including those resulting from the Adviser's input, if any.

The Board also reviewed the fee of a comparable mutual fund managed by the Adviser that is comparable to the VictoryShares US 500 Enhanced Volatility Wtd ETF and the differences in the services provided to the mutual fund. The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's net annual expense ratio was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over one- and three-year periods against the performance of the Fund's selected peer group and benchmark index. The Board noted that each Fund's investment objective is to track an index maintained by an independent third party. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board also considered each Fund's tracking error as a factor in evaluating performance.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

VictoryShares US 500 Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed and outperformed the peer group median for all of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed and outperformed the peer group median for all of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers.

Victory Portfolios II	Supplemental Information — continued December 31, 2021

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Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one- and five-year periods, and matched the peer group median for the three-year period. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Large Cap High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-year period and underperformed the peer group median for the three- and five-year periods. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, underperformed the peer group median for the one-year period and outperformed the peer group median for the three- and five-year periods. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2015, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, outperformed the peer group median for the one-year period

Victory Portfolios II	Supplemental Information — continued December 31, 2021

  (Unaudited)

and underperformed the peer group median for the three- and five-year periods. The Board noted the Fund's tracking error for the periods relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Emerging Market High Div Volatility Wtd ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for both of the periods reviewed. The Board noted the Fund's tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Dividend Accelerator ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, underperformed the peer group median for the one-year period and outperformed the peer group median for the three-year period. The Board noted the Fund's tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Multi-Factor Minimum Volatility ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, underperformed the peer group median for the one-year period and outperformed the peer group median for the three-year period. The Board noted the Fund's tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US 500 Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, matched the peer group median for the one-year period,

Victory Portfolios II	Supplemental Information — continued December 31, 2021

  (Unaudited)

underperformed the peer group median for the three-year period and outperformed the peer group median for the five-year period. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and outperformed the peer group median for all of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for all of the periods reviewed, and underperformed the peer group median for all of the periods reviewed, with the exception of the five-year period. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Developed Enhanced Volatility Wtd ETF

Noting that the Fund commenced operations in 2014, the Board compared the Fund's one-, three- and five-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed both the benchmark index and the peer group median for all of the periods reviewed. The Board noted the Fund's tracking error for the periods relative to its peers, and discussed with the Adviser the Fund's rules-based rebalancing in light of market conditions and that the Fund performed in accordance with the Adviser's expectations.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Victory Portfolios II	Supplemental Information — continued December 31, 2021

  (Unaudited)

VictoryShares Nasdaq Next 50 ETF

Noting that the Fund commenced operations in 2020, the Board compared the Fund's one-year performance for the period ended September 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same period and considered the fact that the Fund underperformed both the benchmark index and the peer group median for the period. The Board noted the Fund's tracking error for the period relative to its peers.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Considerations of the Board in Approving the Investment Advisory Agreements (the "Agreements")

The Board approved the Agreements on behalf of each of the VictoryShares ESG Core Plus Bond ETF, VictoryShares ESG Corporate Bond ETF and VictoryShares THB Mid Cap ESG ETF (the "Funds") at a meeting, which was called for that purpose, on May 18, 2021. In considering whether to approve the Agreements, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to the Funds. The Board recognized that management was proposing to add the Funds as investment portfolios of the Trust and that the Funds had not yet commenced operations and thus had no performance record or historical expenses. In considering whether

Victory Portfolios II	Supplemental Information — continued December 31, 2021

  (Unaudited)

the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services to be provided by the Adviser;

•  The nature, quality and extent of the services provided to the other exchange-traded funds in the Trust and expected to be provided to the Funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable);

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The estimated total expenses of the Funds;

•  Management's commitments to operating the Funds at competitive expense levels;

•  The expected profitability of the Adviser with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits expected to be received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits expected to be received by the Adviser, including revenues to be paid to affiliates of the Adviser by the Funds for administration and fund accounting services;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Trust and the Adviser.

The Board reviewed the Funds' proposed gross management fee both in the context of the Adviser's expected profitability from the Funds and the historical costs associated with operating similar funds. The Board acknowledged that the Funds' profitability is inherently difficult to estimate in a startup phase. In addition, the Board compared the Funds' expected operating expense ratio, with the understanding that no distribution or shareholder servicing fees were being proposed to be paid at this time, and management fee with comparable exchange-traded funds in a peer group of funds with similar investment strategies. The Board considered the Adviser's commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this could result in substantial initial subsidies by the Adviser. The Trustees noted that no breakpoints in the advisory fee schedule for the Funds were being proposed at this time.

The Board reviewed various other factors with respect to the Funds. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.

Approval of the Agreements on Behalf of the Funds

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreements, on behalf of the Funds, were consistent with the best interests of the Funds and their future shareholders, and the Board unanimously approved the Agreements, on behalf of the Funds, for an initial two year period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee to be paid to the Adviser under the Agreements in light of the investment advisory services to be provided, the costs of these services, the expected profitability of the Adviser's relationship with the Funds and the comparability of the fee to be paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services to be provided by Adviser;

Victory Portfolios II	Supplemental Information — continued December 31, 2021

  (Unaudited)

•  The Adviser's entrepreneurial commitment to the management of the Funds and their inclusion in a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio
43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VPII-VICTORYSHARESETF-SAR (12/21)

December 31, 2021

Semi Annual Report

VictoryShares USAA Core Short-Term Bond ETF

VictoryShares USAA Core Intermediate-Term Bond ETF

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Investment Objective & Portfolio Holdings (Unaudited)	2
Schedules of Portfolio Investments
VictoryShares USAA Core Short-Term Bond ETF	4
VictoryShares USAA Core Intermediate-Term Bond ETF	19
Financial Statements
Statements of Assets and Liabilities	42
Statements of Operations	43
Statements of Changes in Net Assets	44
Financial Highlights	46
Notes to Financial Statements	48
Supplemental Information (Unaudited)	58
Proxy Voting and Portfolio Holdings Information	58
Expense Examples	58
Advisory Contract Approval	59
Privacy Policy (inside back cover)

1

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide high current income consistent with preservation of principal.

Asset Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide high current income without undue risk to principal.

Asset Allocation*:

December 31, 2021

(% of Net Assets)

*  Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (16.4%)
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23, Callable 3/18/22 @ 100	$500,000	$502,429
AmeriCredit Automobile Receivables Trust, Series 2021-2, Class C, 1.01%, 1/19/27, Callable 9/18/24 @ 100	1,000,000	988,091
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 6/18/22 @ 100	143,428	143,770
Atalaya Equipment Leasing Trust, Series 2021-1A, Class A2, 1.23%, 5/15/26, Callable 9/15/24 @ 100 (a)	1,250,000	1,248,162
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 2/15/22 @ 100 (a)	500,000	501,432
Bank of The West Auto Trust, Series 2018-1, Class C, 3.98%, 5/15/24, Callable 5/15/22 @ 100 (a)	400,000	404,867
BCC Funding XVII LLC, Series 2020-1, Class B, 1.46%, 9/22/25, Callable 7/20/24 @ 100 (a)	3,000,000	2,995,799
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	500,000	504,433
CarMax Auto Owner Trust, Series 2021-2, Class A3, 0.52%, 2/17/26, Callable 4/15/24 @ 100	2,000,000	1,990,620
CarMax Auto Owner Trust, Series 2020-4, Class A3, 0.50%, 8/15/25, Callable 4/15/24 @ 100	1,000,000	995,939
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50, Callable 2/15/23 @ 100 (a)	586,109	593,329
Carvana Auto Receivables Trust, Series 2021-N1, Class C, 1.30%, 1/10/28, Callable 7/10/24 @ 100	1,500,000	1,497,682
Carvana Auto Receivables Trust, Series 2021-N1, Class A, 0.70%, 1/10/28, Callable 7/10/24 @ 100	870,157	863,101
Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.72%, 9/11/28, Callable 12/10/26 @ 100	1,000,000	999,746
CNH Equipment Trust, Series 2018-B, Class B, 3.56%, 2/17/26, Callable 12/15/22 @ 100	350,000	357,320
Conn's Receivables Funding LLC, Series 2021-A, Class B, 2.87%, 5/15/26, Callable 9/15/23 @ 100.25 (a)	1,000,000	996,639
Conn's Receivables Funding LLC, Series 2021-A, Class A, 1.05%, 5/15/26, Callable 9/15/23 @ 100 (a)	1,787,730	1,787,227
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 7/15/23 @ 100 (a)	1,000,000	1,015,219
Credit Acceptance Auto Loan Trust, Series 2021-4, Class A, 1.26%, 10/15/30, Callable 4/15/25 @ 100 (a)	333,000	331,129
Credit Acceptance Auto Loan Trust, Series 2021-4, Class B, 1.74%, 12/16/30, Callable 4/15/25 @ 100 (a)	320,000	317,377
Dell Equipment Finance Trust, Series 2020-2, Class D, 1.92%, 3/23/26, Callable 5/22/23 @ 100 (a)	1,000,000	1,007,518
Diamond Issuer, Series 2021-1A, Class B, 2.70%, 11/20/51, Callable 11/20/25 @ 100 (a)	655,000	650,421
Drive Auto Receivables Trust, Series 2021-1, Class C, 1.02%, 6/15/27, Callable 10/15/23 @ 100	708,000	707,181
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 6/15/23 @ 100	750,000	759,896
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 10/15/23 @ 100	750,000	748,370

See notes to financial statements.

4

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24 (a)	$750,000	$757,755
Evergreen Credit Card Trust, Series 2021-1A, Class A, 0.90%, 10/15/26, Callable 11/15/24 @ 100 (a)	1,500,000	1,486,820
Exeter Automobile Receivables Trust, Series 2021-4, Class C, 1.68%, 10/15/27, Callable 1/15/25 @ 100	1,000,000	995,405
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.32%, 7/15/25, Callable 4/15/24 @ 100	472,000	473,639
Exeter Automobile Receivables Trust, Series 2021-2A, Class C, 0.98%, 6/15/26, Callable 5/15/24 @ 100	1,500,000	1,494,572
FirstKey Homes Trust, Series 2021-SFR3, Class B, 2.44%, 12/17/38 (a)	1,000,000	990,691
FirstKey Homes Trust, Series 2021-SFR3, Class C, 2.54%, 12/17/38 (a)	1,000,000	988,408
FirstKey Homes Trust, Series 2021-SFR3, Class A, 2.14%, 12/17/38 (a)	1,000,000	997,532
Flagship Credit Auto Trust, Series 4, Class B, 1.49%, 2/15/27, Callable 3/15/26 @ 100 (a)	1,000,000	996,353
Flagship Credit Auto Trust, Series 4, Class C, 1.96%, 12/15/27, Callable 3/15/26 @ 100 (a)	1,000,000	996,544
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/51, Callable 11/25/25 @ 100 (a)	1,000,000	1,001,780
Ford Credit Auto Owner Trust, Series 2018-B, Class A3, 3.24%, 4/15/23, Callable 8/15/22 @ 100	22,622	22,658
GLS Auto Receivables Issuer Trust, Series 4A, Class B, 1.53%, 4/15/26, Callable 6/15/26 @ 100 (a)	500,000	500,150
GLS Auto Receivables Issuer Trust, Series 4A, Class A, 0.84%, 7/15/25, Callable 6/15/26 @ 100 (a)	1,000,000	999,639
GLS Auto Receivables Issuer Trust, Series 2020-2A, Class B, 3.16%, 6/16/25, Callable 1/15/24 @ 100 (a)	1,250,000	1,276,239
GM Financial Automobile Leasing Trust, Series 2020-3, Class A4, 0.51%, 10/21/24, Callable 4/20/23 @ 100	1,000,000	998,217
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 8/20/22 @ 100	489,000	492,033
GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.02%, 5/16/23, Callable 6/16/22 @ 100	33,908	33,976
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.37%, 10/18/24, Callable 11/18/23 @ 100	1,000,000	996,957
Hyundai Auto Receivables Trust, Series 2020-C, Class A3, 0.38%, 5/15/25, Callable 11/15/24 @ 100	1,000,000	995,436
John Deere Owner Trust, Series 2021-B, Class A3, 0.52%, 3/16/26, Callable 4/15/25 @ 100	1,500,000	1,479,360
JPMorgan Chase Bank NA — CACLN, Series 2021-3, Class B, 0.76%, 2/26/29, Callable 1/25/25 @ 100 (a)	621,680	618,480
Lad Auto Receivables Trust, Series 2021-1A, Class B, 1.94%, 11/16/26, Callable 9/15/25 @ 100 (a)	1,000,000	997,206
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 9/15/25 @ 100 (a)	908,653	906,524
Master Credit Card Trust, Series 2021-1A, Class C, 1.06%, 11/21/25 (a)	1,500,000	1,477,030
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3, 0.40%, 11/15/23, Callable 3/15/23 @ 100	1,000,000	998,737
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class B1, 2.41%, 10/20/61, Callable 10/20/24 @ 100 (a)	293,000	293,675
See notes to financial statements.

5

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	$903,000	$885,402
Nissan Auto Lease Trust 2020-B, Series 2020-B, Class A3, 0.43%, 10/16/23, Callable 6/15/23 @ 100	1,000,000	999,875
Oscar U.S. Funding XII LLC, Series 1A, Class A4, 1.00%, 4/10/28, Callable 2/10/25 @ 100 (a)	2,500,000	2,449,694
Pawnee Equipment Receivables LLC, Series 2021-1, Class A2, 1.10%, 7/15/27, Callable 11/15/25 @ 100 (a)	545,000	541,810
PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	205,911	210,391
Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.01%, 1/15/26, Callable 8/15/23 @ 100	1,000,000	1,001,552
Santander Drive Auto Receivables Trust, Series 2021-2, Class B, 0.59%, 9/15/25, Callable 1/15/24 @ 100	1,000,000	998,312
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25, Callable 4/15/23 @ 100	401,841	403,622
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 10/20/24 @ 100 (a)	750,000	760,475
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	1,500,000	1,502,598
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100 (a)	1,000,000	973,075
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84%, 7/15/24, Callable 3/15/23 @ 100 (a)	372,148	373,818
Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.12%, 1/15/27, Callable 12/15/24 @ 100 (a)	1,000,000	1,002,388
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 3/15/23 @ 100 (a)	1,000,000	1,025,468
World Omni Select Auto Trust, Series 2021-A, Class A3, 0.53%, 3/15/27, Callable 7/15/24 @ 100	2,000,000	1,977,263
World Omni Select Auto Trust, Series 2020-A, Class A3, 0.55%, 7/15/25, Callable 8/15/23 @ 100	1,000,000	999,907
Total Asset-Backed Securities (Cost $63,484,719)		63,279,163
Collateralized Mortgage Obligations (4.7%)
BBCMS Mortgage Trust, Series 2020-BID, Class A, 2.25% (LIBOR01M+214bps), 10/15/37 (a) (b)	1,000,000	1,002,122
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.65% (LIBOR01M+254bps), 10/15/37 (a) (b)	1,750,000	1,754,177
BPR Trust, Series 2021-TY, Class C, 1.81% (LIBOR01M+170bps), 9/23/23 (a) (b)	1,000,000	997,203
BPR Trust, Series 2021-TY, Class A, 1.16% (LIBOR01M+105bps), 9/23/23 (a) (b)	1,000,000	998,145
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.56% (LIBOR01M+145bps), 10/15/36 (a) (b)	2,465,000	2,458,026
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.11% (LIBOR01M+300bps), 11/15/36 (a) (b)	2,000,000	1,999,768
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36 (a)	500,000	521,010
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C13, Class C, 4.08%, 1/15/46, Callable 7/15/23 @ 100 (c)	1,000,000	1,028,867
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47, Callable 2/15/23 @ 100	979,433	996,923

See notes to financial statements.

6

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
KNDL Mortgage Trust, Series 2019-KNSQ, Class C, 1.16% (US0001M+105bps), 5/15/36 (a) (b)	$1,175,000	$1,173,445
Morgan Stanley Capital I Trust, Series 2017-CLS, Class F, 2.71% (LIBOR01M+260bps), 11/15/34 (a) (b)	1,000,000	995,222
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 0.96% (LIBOR03M+80bps), 2/20/28, Callable 2/20/22 @ 100 (a) (b)	241,739	241,927
SREIT Trust, Series 2021-MFP2, Class B, 1.27% (LIBOR01M+117bps), 11/15/36 (a) (b)	1,000,000	994,999
Stratus CLO Ltd., Series 2021-3A, Class A, 1.08% (US0003M+95bps), 12/29/29 (a) (b)	1,000,000	1,000,000
Stratus CLO Ltd., Series 2021-3A, Class B, 1.68% (US0003M +155bps), 12/29/29 (a) (b)	821,000	821,000
STREIT Trust, Series 2021-MFP2, Class A, 0.92% (US0001M+82bps), 11/15/36 (a) (b)	1,000,000	994,999
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class ASB, 2.45%, 11/15/45, Callable 7/15/22 @ 100	77,385	77,744
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45, Callable 6/15/22 @ 100 (c)	225,017	225,584
Total Collateralized Mortgage Obligations (Cost $18,313,425)		18,281,161
Senior Secured Loans (1.3%)
Clean Harbors, Inc., Initial Term Loan, First Lien, 1.84% (LIBOR01M+175bps), 6/30/24 (b)	496,104	495,836
Genpact International LLC, Term Loan A,First Lien, 8/9/23 (d) (e)	3,000,000	2,977,500
Magallanes, Inc., Term Loan A, First Lien, 12/4/22 (d) (e)	1,500,000	1,475,625
Total Senior Secured Loans (Cost $4,998,066)		4,948,961
Corporate Bonds (42.7%)
Communication Services (1.4%):
DISH DBS Corp., 5.88%, 7/15/22	1,374,000	1,397,248
TEGNA, Inc., 4.75%, 3/15/26, Callable 3/15/23 @ 102.38 (a) (f)	2,000,000	2,082,600
T-Mobile USA, Inc., 2.63%, 4/15/26, Callable 4/15/23 @ 101.31 (f)	2,000,000	2,014,340
		5,494,188
Consumer Discretionary (3.4%):
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	750,175
Daimler Trucks Finance North America LLC, 1.63%, 12/13/24 (a)	2,000,000	2,014,380
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	1,000,000	1,128,690
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	500,000	495,015
Howard University, 2.74%, 10/1/22	500,000	506,555
Macy's Retail Holdings LLC, 2.88%, 2/15/23, Callable 11/15/22 @ 100	750,000	759,225
Marriott International, Inc., 2.30%, 1/15/22	1,000,000	1,000,430
Murphy Oil USA, Inc., 5.63%, 5/1/27, Callable 5/1/22 @ 102.81	1,500,000	1,557,930
Nordstrom, Inc., 2.30%, 4/8/24, Callable 4/8/22 @ 100	1,500,000	1,499,460
QVC, Inc., 4.38%, 3/15/23	667,000	687,771
Sodexo, Inc., 1.63%, 4/16/26, Callable 3/16/26 @ 100 (a) (f)	2,000,000	1,982,620
Toll Brothers Finance Corp., 4.38%, 4/15/23, Callable 1/15/23 @ 100	750,000	775,515
		13,157,766

See notes to financial statements.

7

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (2.0%):
Central Garden & Pet Co., 5.13%, 2/1/28, Callable 1/1/23 @ 102.56	$1,000,000	$1,045,570
Darling Ingredients, Inc., 5.25%, 4/15/27, Callable 4/15/22 @ 102.63 (a)	2,000,000	2,065,000
Hormel Foods Corp., 0.65%, 6/3/24, Callable 6/3/22 @ 100	1,500,000	1,488,705
JBS USA Food Co., 5.75%, 1/15/28, Callable 7/15/22 @ 102.88 (a)	1,000,000	1,045,160
Jbs USA Lux SA / Jbs USA Food Co., 6.50%, 4/15/29, Callable 4/15/24 @ 103.25 (a)	2,000,000	2,200,020
		7,844,455
Energy (9.5%):
Apache Corp., 3.25%, 4/15/22, Callable 1/18/22 @ 100	1,250,000	1,251,112
Continental Resources, Inc. 4.50%, 4/15/23, Callable 1/15/23 @ 100 (f)	1,230,000	1,269,852
3.80%, 6/1/24, Callable 3/1/24 @ 100	381,000	397,703
2.27%, 11/15/26, Callable 11/15/23 @ 100 (a)	1,000,000	993,040
DCP Midstream Operating LP, 3.88%, 3/15/23, Callable 12/15/22 @ 100	1,000,000	1,024,790
Energy Transfer LP, 4.90%, 2/1/24, Callable 11/1/23 @ 100	1,715,000	1,817,506
EnLink Midstream Partners, LP, 4.40%, 4/1/24, Callable 1/1/24 @ 100	900,000	946,485
EQM Midstream Partners LP 4.75%, 7/15/23, Callable 6/15/23 @ 100 (f)	135,000	140,277
4.00%, 8/1/24, Callable 5/1/24 @ 100	865,000	899,730
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	833,000	842,296
Hess Corp., 3.50%, 7/15/24, Callable 4/15/24 @ 100	1,000,000	1,044,060
Hess Midstream Operations, LP, 5.63%, 2/15/26, Callable 2/7/22 @ 104.22 (a)	3,000,000	3,090,000
HollyFrontier Corp. 2.63%, 10/1/23	1,000,000	1,019,710
5.88%, 4/1/26, Callable 1/1/26 @ 100 (f)	1,881,000	2,109,241
Midwest Connector Capital Co. LLC 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a) (f)	1,500,000	1,507,335
3.90%, 4/1/24, Callable 3/1/24 @ 100 (a)	2,500,000	2,594,600
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100	271,000	276,756
Murphy Oil Corp. 6.88%, 8/15/24, Callable 2/7/22 @ 101.72	565,000	575,786
5.88%, 12/1/27, Callable 12/1/22 @ 102.94	1,690,000	1,744,232
Occidental Petroleum Corp., 2.90%, 8/15/24, Callable 7/15/24 @ 100	687,000	701,674
Ovintiv Exploration, Inc. 5.63%, 7/1/24	1,000,000	1,101,880
5.38%, 1/1/26, Callable 10/1/25 @ 100 (f)	1,000,000	1,109,700
Parsley Energy LLC/Parsley Finance Corp., 4.13%, 2/15/28, Callable 2/15/23 @ 102.06 (a)	1,000,000	1,017,400
Range Resources Corp. 5.88%, 7/1/22, Callable 4/1/22 @ 100	540,000	544,747
5.00%, 8/15/22, Callable 5/15/22 @ 100	500,000	505,600
SM Energy Co., 5.63%, 6/1/25, Callable 2/7/22 @ 101.88	1,000,000	1,009,290
Southwestern Energy Co., 4.10%, 3/15/22, Callable 1/24/22 @ 100	1,500,000	1,502,130
Targa Resources Partners LP/Targa Resources Partners Finance Corp, 6.50%, 7/15/27, Callable 7/15/22 @ 104.88	700,000	750,400
USX Corp., 8.13%, 7/15/23	400,000	436,528

See notes to financial statements.

8

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Western Midstream Operating LP 4.00%, 7/1/22, Callable 4/1/22 @ 100	$1,500,000	$1,506,705
1.97% (LIBOR03M+185bps), 1/13/23 (b)	500,000	499,170
4.35%, 2/1/25, Callable 1/1/25 @ 100	2,000,000	2,082,460
WPX Energy, Inc., 8.25%, 8/1/23, Callable 6/1/23 @ 100	500,000	547,615
		36,859,810
Financials (11.5%):
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	778,050
Athene Global Funding 2.80%, 5/26/23 (a)	750,000	769,028
1.20%, 10/13/23 (a)	500,000	501,005
Blackstone Private Credit Fund 1.75%, 9/15/24 (a)	1,000,000	984,400
2.35%, 11/22/24 (a)	1,000,000	1,000,160
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	1,165,000	1,235,785
CIT Group, Inc. 5.00%, 8/15/22	1,740,000	1,782,265
4.75%, 2/16/24, Callable 11/16/23 @ 100	735,000	777,593
Citigroup, Inc., 3.14% (LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (b)	400,000	400,528
Colfax Corp., 6.38%, 2/15/26, Callable 2/15/22 @ 103.19 (a)	1,500,000	1,553,385
DAE Funding LLC, 1.55%, 8/1/24, Callable 7/1/24 @ 100 (a)	250,000	245,970
First American Financial Corp., 4.30%, 2/1/23	2,800,000	2,885,484
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,015,470
First Financial Bancorp, 5.13%, 8/25/25	1,000,000	1,033,720
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	1,876,000	1,893,916
Ford Motor Credit Co. LLC, 3.38%, 11/13/25, Callable 10/13/25 @ 100	1,000,000	1,037,590
FS KKR Capital Corp. 4.75%, 5/15/22, Callable 4/15/22 @ 100	1,000,000	1,009,430
1.65%, 10/12/24	1,024,000	1,005,650
Fulton Financial Corp., 3.25% (SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (b)	1,000,000	1,009,010
GA Global Funding Trust, 1.63%, 1/15/26 (a)	500,000	496,115
Infinity Property & Casualty Corp., 5.00%, 9/19/22 (f)	500,000	512,475
Main Street Capital Corp. 5.20%, 5/1/24	2,000,000	2,135,900
3.00%, 7/14/26, Callable 6/14/26 @ 100	500,000	501,555
Morgan Stanley 3.73% (US0003M+361bps), Callable 1/18/22 @ 100 (b) (g)	3,000,000	3,001,110
0.79% (SOFR+53bps), 5/30/25, Callable 5/30/24 @ 100 (b)	2,000,000	1,973,600
People's United Bank NA, 4.00%, 7/15/24, Callable 4/16/24 @ 100	1,000,000	1,050,800
ProAssurance Corp., 5.30%, 11/15/23	1,000,000	1,054,940
Protective Life Global Funding, 3.10%, 4/15/24 (a)	500,000	520,500
Radian Group, Inc., 4.50%, 10/1/24, Callable 7/1/24 @ 100	1,000,000	1,048,300
Reliance Standard Life Global Funding II, 2.75%, 5/7/25 (a)	750,000	776,100
Santander Holdings USA, Inc., 3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	255,512
SCE Recovery Funding LLC, 0.86%, 11/15/31	1,924,384	1,832,572
Synovus Bank, 2.29% (SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (b)	1,008,000	1,008,937

See notes to financial statements.

9

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
TCF National Bank, 5.50% (LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (b)	$750,000	$800,347
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	1,000,000	1,029,420
The Prudential Insurance Co. of America, 8.30%, 7/1/25 (a)	1,000,000	1,213,770
TIAA FSB Holdings, Inc. 5.75%, 7/2/25, Callable 6/2/25 @ 100	1,000,000	1,091,330
4.91% (LIBOR03M+470bps), 3/15/26, Callable 2/7/22 @ 100 (b)	750,000	761,783
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	750,000	757,793
Webster Financial Corp., 4.38%, 2/15/24, Callable 1/16/24 @ 100	1,700,000	1,785,493
		44,526,791
Health Care (1.4%):
Astrazeneca Finance LLC, 0.70%, 5/28/24, Callable 5/28/22 @ 100	1,000,000	992,260
Fresenius Medical Care U.S. Finance III, Inc., 1.88%, 12/1/26, Callable 11/1/26 @ 100 (a)	1,000,000	990,440
Hikma Finance USA LLC, 3.25%, 7/9/25	2,000,000	2,052,320
Laboratory Corp. of America Holdings, 1.55%, 6/1/26, Callable 5/1/26 @ 100	1,000,000	989,620
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	500,000	515,750
		5,540,390
Industrials (5.0%):
Air Lease Corp., 2.25%, 1/15/23	250,000	253,177
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100 (f)	500,000	537,388
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26 (a)	1,000,000	1,040,710
Ashtead Capital, Inc., 4.38%, 8/15/27, Callable 8/15/22 @ 102.19 (a) (f)	3,435,000	3,563,469
Aviation Capital Group LLC, 5.50%, 12/15/24, Callable 11/15/24 @ 100 (a)	1,000,000	1,094,510
Builders FirstSource, Inc., 6.75%, 6/1/27, Callable 6/1/22 @ 103.38 (a)	1,764,000	1,860,085
Continental Airlines Pass Through Trust, 5.98%, 10/19/23	85,617	86,311
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	910,309	892,777
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	1,370,000	1,441,007
Hillenbrand, Inc., 5.75%, 6/15/25, Callable 6/15/22 @ 102.88	1,000,000	1,050,630
Huntington Ingalls Industries, Inc., 0.67%, 8/16/23, Callable 8/16/22 @ 100 (a)	500,000	495,730
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27, Callable 6/30/23 @ 103.25 (a)	1,000,000	1,068,890
Penske Truck Leasing Co. LP/PTL Finance Corp., 1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	1,000,000	991,020
Spirit Airlines Pass Through Trust, 4.45%, 10/1/25	925,297	946,782
The Nature Conservancy, 0.63%, 7/1/24	650,000	642,285
TransDigm, Inc., 8.00%, 12/15/25, Callable 4/8/22 @ 104 (a) (f)	2,000,000	2,109,640
U.S. Airways Pass Through Trust, 3.95%, 5/15/27	329,209	330,453
United Airlines Pass Through Trust 4.15%, 10/11/25	581,641	601,731
4.88%, 7/15/27	308,014	320,676
		19,327,271
Information Technology (1.2%):
Global Payments, Inc., 1.50%, 11/15/24, Callable 10/15/24 @ 100	2,000,000	2,000,600
Qorvo, Inc., 1.75%, 12/15/24, Callable 12/15/22 @ 100 (a)	1,675,000	1,676,273
Skyworks Solutions, Inc., 0.90%, 6/1/23, Callable 6/1/22 @ 100	1,000,000	994,980
		4,671,853

See notes to financial statements.

10

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Materials (3.5%):
Cleveland Cliffs, Inc., 9.88%, 10/17/25, Callable 10/17/22 @ 107.41 (a) (f)	$2,575,000	$2,916,754
Commercial Metals Co., 4.88%, 5/15/23, Callable 2/15/23 @ 100	2,625,000	2,711,966
Freeport-McMoRan, Inc., 5.00%, 9/1/27, Callable 9/1/22 @ 102.5 (f)	3,000,000	3,139,830
Ingevity Corp., 4.50%, 2/1/26, Callable 2/7/22 @ 101.13 (a)	1,500,000	1,503,750
Sealed Air Corp. 5.25%, 4/1/23, Callable 1/1/23 @ 100 (a)	1,000,000	1,037,260
1.57%, 10/15/26, Callable 9/15/26 @ 100 (a)	1,000,000	970,140
West Fraser Timber Co Ltd, 4.35%, 10/15/24, Callable 7/15/24 @ 100 (a)	1,000,000	1,068,740
		13,348,440
Real Estate (1.9%):
Host Hotels & Resorts LP, 4.50%, 2/1/26, Callable 11/1/25 @ 100	1,044,000	1,122,916
MPT Operating Partnership LP/MPT Finance Corp., 5.00%, 10/15/27, Callable 10/15/22 @ 102.5	1,500,000	1,570,530
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	1,000,000	1,011,990
Omega Healthcare Investors, Inc., 4.38%, 8/1/23, Callable 6/1/23 @ 100	919,000	958,002
SBA Tower Trust, 2.84%, 1/15/25, Callable 1/15/24 @ 100 (a)	750,000	769,439
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (a)	364,000	371,142
Vornado Realty LP, 2.15%, 6/1/26, Callable 5/1/26 @ 100	1,500,000	1,503,210
		7,307,229
Utilities (1.9%):
Calpine Corp., 5.25%, 6/1/26, Callable 2/7/22 @ 102.63 (a)	802,000	822,812
CenterPoint Energy Resources Corp., 0.70%, 3/2/23, Callable 2/7/22 @ 100	1,000,000	995,590
Cleco Power LLC, 0.70% (US0003M+50bps), 6/15/23, Callable 3/15/22 @ 100 (a) (b)	2,000,000	1,998,460
Entergy Texas, Inc., 1.50%, 9/1/26, Callable 8/1/26 @ 100	1,000,000	980,870
NextEra Energy Capital Holdings, Inc., 0.65%, 3/1/23	1,000,000	997,930
Oklahoma Gas & Electric Co., 0.55%, 5/26/23, Callable 2/7/22 @ 100	1,000,000	994,860
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	500,000	516,670
		7,307,192
Total Corporate Bonds (Cost $165,028,929)		165,385,385
Yankee Dollars (12.7%)
Communication Services (0.7%):
Bharti Airtel International Netherlands BV, 5.35%, 5/20/24 (a)	1,000,000	1,077,230
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	750,000	753,667
Telefonica Chile SA, 3.88%, 10/12/22 (a)	1,000,000	1,020,040
		2,850,937
Consumer Discretionary (0.6%):
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	1,000,000	1,026,360
Stellantis Finance US, Inc., 1.71%, 1/29/27, Callable 12/29/26 @ 100 (a)	333,000	327,682
Stellantis NV, 5.25%, 4/15/23	1,000,000	1,050,720
		2,404,762
Consumer Staples (0.3%):
Imperial Brands Finance PLC, 3.13%, 7/26/24, Callable 6/26/24 @ 100 (a)	948,000	980,602

See notes to financial statements.

11

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Energy (2.2%):
Bharat Petroleum Corp. Ltd., 4.38%, 1/24/22	$2,095,000	$2,098,557
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/27 (a)	489,325	490,255
Harbour Energy PLC, 5.50%, 10/15/26, Callable 10/15/23 @ 102.75 (a)	1,500,000	1,489,935
Harvest Operations Corp., 1.00%, 4/26/24, Callable 4/26/22 @ 100 (a)	1,214,000	1,208,027
Petroleos Mexicanos 4.88%, 1/24/22	703,000	704,047
3.85% (LIBOR03M+365bps), 3/11/22 (b)	1,000,000	1,001,090
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	1,597,000	1,612,699
		8,604,610
Financials (4.2%):
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a) (f)	3,000,000	3,275,700
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	982,780
BBVA Bancomer SA, 6.75%, 9/30/22 (a)	3,305,000	3,428,904
Element Fleet Management Corp., 1.60%, 4/6/24, Callable 3/6/24 @ 100 (a)	400,000	400,932
Ontario Teachers' Finance Trust, 0.38%, 9/29/23 (a)	1,000,000	992,440
Prudential PLC 4.38%, Callable 1/20/22 @ 100, MTN (g)	590,000	590,024
5.25%, Callable 1/20/22 @ 100, MTN (g)	3,000,000	3,004,980
SA Global Sukuk Ltd., 0.95%, 6/17/24, Callable 5/17/24 @ 100 (a)	416,000	409,760
Santander UK Group Holdings PLC, 3.37% (LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (b)	250,000	255,430
Standard Chartered PLC, 7.50% (USSW5+630bps), Callable 4/2/22 @ 100 (b) (g)	1,000,000	1,013,750
VEON Holdings BV 7.50%, 3/1/22 (a)	1,000,000	1,010,050
5.95%, 2/13/23	1,000,000	1,041,660
		16,406,410
Health Care (0.3%):
Olympus Corp., 2.14%, 12/8/26 (a)	1,212,000	1,218,957
Industrials (1.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.15%, 2/15/24, Callable 1/15/24 @ 100	1,000,000	1,030,790
Air Canada Pass Through Trust 5.00%, 6/15/25 (a)	243,814	247,520
4.13%, 11/15/26 (a)	928,905	937,181
Avolon Holdings Funding Ltd., 2.13%, 2/21/26, Callable 1/21/26 @ 100 (a)	750,000	737,025
CK Hutchison International Ltd., 2.75%, 3/29/23 (a)	750,000	766,148
IHS Markit Ltd., 5.00%, 11/1/22, Callable 8/1/22 @ 100 (a)	900,000	921,681
Smiths Group PLC, 3.63%, 10/12/22 (a)	1,000,000	1,020,630
The Weir Group PLC, 2.20%, 5/13/26, Callable 4/13/26 @ 100 (a)	1,000,000	992,010
		6,652,985
Information Technology (0.8%):
Telefonaktiebolaget LM Ericsson, 4.13%, 5/15/22	2,000,000	2,022,860
TSMC Global Ltd., 0.75%, 9/28/25, Callable 8/28/25 @ 100 (a)	1,000,000	969,370
		2,992,230

See notes to financial statements.

12

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Materials (1.5%):
OCI NV, 4.63%, 10/15/25, Callable 10/15/22 @ 102.31 (a)	$1,800,000	$1,864,404
POSCO, 2.38%, 1/17/23	2,100,000	2,123,352
Syngenta Finance NV, 3.13%, 3/28/22	1,718,000	1,722,793
		5,710,549
Utilities (0.4%):
TransAlta Corp., 4.50%, 11/15/22, Callable 8/15/22 @ 100	1,300,000	1,324,895
Total Yankee Dollars (Cost $49,214,964)		49,146,937
Municipal Bonds (17.6%)
Alabama (0.3%):
City of Birmingham, GO, 0.86%, 3/1/24	1,015,000	1,010,175
California (3.1%):
California Municipal Finance Authority Revenue 0.73%, 2/1/22	1,835,000	1,835,033
0.93%, 2/1/23	1,000,000	998,709
1.36%, 2/1/24	495,000	494,882
California Statewide Communities Development Authority Revenue, 2.15%, 11/15/30, Continuously Callable @100	1,155,000	1,118,468
California Statewide Communities Development Authority Revenue (NBGA — California Health Insurance Construction Loan Insurance Program), 2.05%, 8/1/30	1,545,000	1,512,082
City of El Cajon Revenue, Series A, 0.65%, 4/1/23	650,000	648,088
City of Gardena Revenue, 1.30%, 4/1/23	565,000	567,931
Golden State Tobacco Securitization Corp. Revenue 1.24%, 6/1/22	1,500,000	1,501,216
1.71%, 6/1/24	1,000,000	1,003,947
Series B, 0.67%, 6/1/23	1,000,000	997,768
Series B, 0.99%, 6/1/24	500,000	497,780
Placentia Public Financing Authority Revenue Series A, 1.72%, 6/1/22	200,000	199,822
Series A, 1.93%, 6/1/23	300,000	298,852
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	250,000	253,175
		11,927,753
Colorado (1.6%):
City & County of Denver Co. Airport System Revenue Series C, 0.88%, 11/15/23	500,000	499,750
Series C, 1.12%, 11/15/24	500,000	499,727
City of Loveland Electric & Communications Enterprise Revenue, 2.85%, 12/1/23	600,000	617,539
Colorado Health Facilities Authority Revenue Series B, 2.24%, 11/1/22	750,000	756,984
Series B, 2.80%, 12/1/26	500,000	505,397
County of El Paso Co. Revenue, Series B, 1.05%, 6/1/24	1,230,000	1,224,129
Denver City & County Housing Authority Revenue, 1.33%, 6/1/24, Continuously Callable @100	750,000	747,875

See notes to financial statements.

13

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Denver City & County Housing Authority Revenue, 2.15%, 12/1/24	$750,000	$767,065
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	722,979
		6,341,445
Florida (0.3%):
Hillsborough County IDA Revenue, 2.16%, 8/1/25	1,250,000	1,257,102
Georgia (0.3%):
Municipal Electric Authority of Georgia, 1.42%, 1/1/25	500,000	498,010
Municipal Electric Authority of Georgia Revenue, Series B, 1.58%, 1/1/26	555,000	549,787
		1,047,797
Guam (0.3%):
Territory of Guam Revenue, Series E, 3.25%, 11/15/26	1,000,000	1,019,572
Hawaii (0.5%):
State of Hawaii Airports System Revenue Series B, 0.90%, 7/1/23	300,000	298,402
Series E, 1.39%, 7/1/25	1,500,000	1,498,686
		1,797,088
Illinois (0.7%):
Chicago O'Hare International Airport Revenue, Series D, 0.96%, 1/1/23	165,000	165,484
Sales Tax Securitization Corp. Revenue, 0.79%, 1/1/23	1,750,000	1,747,974
State of Illinois Sales Tax Revenue, Series B, 0.91%, 6/15/24	1,000,000	985,592
		2,899,050
Indiana (0.5%):
Indiana Finance Authority Revenue 0.96%, 3/1/24	450,000	446,006
2.48%, 3/1/24 (f)	1,000,000	1,027,942
1.41%, 3/1/25	570,000	566,806
		2,040,754
Kentucky (0.3%):
County of Warren Revenue, Series B, 0.92%, 4/1/25	1,200,000	1,179,401
Maine (0.1%):
Maine State Housing Authority Revenue, Series H, 1.70%, 11/15/26	600,000	595,639
Maryland (0.6%):
County of Howard, GO, Series C, 1.34%, 8/15/23	500,000	504,590
Maryland Health & Higher Educational Facilities Authority Revenue 1.81%, 1/1/25	1,000,000	991,416
1.89%, 1/1/26	1,000,000	983,524
		2,479,530
Michigan (1.0%):
City of Grand Rapids MI Sanitary Sewer System Revenue, 0.94%, 1/1/25	1,000,000	994,312
Ecorse Public School District, GO, 2.00%, 5/1/24	750,000	768,301
Michigan Finance Authority Revenue 2.21%, 12/1/23	185,000	188,808
2.31%, 12/1/24	105,000	107,786
2.37%, 9/1/49, (Put Date 9/1/23) (h)	446,000	453,758
Series A-1, 2.33%, 6/1/30	764,071	777,580

See notes to financial statements.

14

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Ypsilanti School District, GO, 1.89%, 5/1/24	$510,000	$513,084
		3,803,629
Mississippi (0.1%):
Medical Center Educational Building Corp. Revenue, 0.67%, 6/1/23	280,000	280,177
Missouri (0.4%):
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series B, 0.70%, 1/1/24	1,495,000	1,486,839
Nebraska (0.2%):
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	630,000	639,648
New Jersey (0.6%):
Essex County Improvement Authority Revenue, Series B, 1.96%, 8/1/22 (a)	350,000	348,289
South Jersey Transportation Authority Revenue Series B, 2.10%, 11/1/24	750,000	756,825
Series B, 2.20%, 11/1/25	750,000	756,801
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	441,716
		2,303,631
New York (1.0%):
County of Suffolk, GO, Series C, 1.05%, 6/15/23	1,250,000	1,252,907
Madison County Capital Resource Corp. Revenue, 2.18%, 7/1/23	500,000	511,551
Metropolitan Transportation Authority Revenue, Series A, 0.78%, 11/15/22, Continuously Callable @100	2,000,000	2,002,362
		3,766,820
Ohio (0.1%):
Hamilton County Health Care Facilities Revenue, 2.37%, 6/1/22	325,000	326,992
Oklahoma (0.4%):
Oklahoma Turnpike Authority Revenue Series B, 0.49%, 1/1/22	750,000	750,000
Series B, 0.63%, 1/1/23	560,000	560,551
The University of Oklahoma Revenue, Series B, 0.93%, 7/1/24	350,000	346,168
		1,656,719
Pennsylvania (0.3%):
School District of Scranton, GO (INS — Build America Mutual Assurance Co.), 2.46%, 4/1/22	500,000	502,548
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	519,592
		1,022,140
Rhode Island (0.4%):
Providence Redevelopment Agency Revenue, Series A, 2.50%, 3/15/26	1,000,000	991,274
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	500,000	518,766
		1,510,040
South Carolina (0.1%):
Charleston Educational Excellence Finance Corp. Revenue, 0.65%, 12/1/23	600,000	596,782

See notes to financial statements.

15

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Tennessee (0.1%):
Metropolitan Government Nashville & Davidson County Sports Authority Revenue, 1.03%, 8/1/24	$600,000	$597,737
Texas (2.7%):
Aledo Independent School District, GO (NBGA — Texas Permanent School Fund), 0.95%, 2/15/24	250,000	244,997
Boerne School District, GO 0.64%, 2/1/24	400,000	398,137
0.79%, 2/1/25	250,000	247,859
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42, (Put Date 08/15/22) (h)	1,000,000	1,006,082
City of Houston, GO, 2.77%, 3/1/22	150,000	150,598
Clear Creek Independent School District, GO, Series B, 5.00%, 2/15/24	1,000,000	1,083,971
Denton Independent School District, GO, Series A, 0.99%, 8/15/24	500,000	487,190
Harris County Cultural Education Facilities Finance Corp. Revenue 1.59%, 11/15/23	675,000	680,743
1.84%, 11/15/24	500,000	505,321
Series B, 2.30%, 5/15/24	600,000	616,010
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	768,361
Marshall Independent School District, GO (NBGA — Texas Permanent School Fund), 1.19%, 2/15/24	1,000,000	975,023
State of Texas, GO, 3.11%, 10/1/23	500,000	520,972
Tarrant County Cultural Education Facilities Finance Corp. Revenue 1.07%, 9/1/23	525,000	527,318
1.36%, 9/1/24	700,000	705,377
Texas A&M University Revenue, Series A, 2.95%, 5/15/23	500,000	515,515
White Settlement Independent School District, GO (NBGA — Texas Permanent School Fund), Series A, 1.33%, 8/15/25	920,000	876,688
		10,310,162
Virginia (0.8%):
County of Arlington, GO, Series B, 0.64%, 8/1/24 (f)	2,000,000	1,983,958
Virginia Small Business Financing Authority Revenue, 2.25%, 7/1/50, (Put Date 12/29/22) (a) (h)	1,250,000	1,250,289
		3,234,247
Washington (0.1%):
Washington State University Revenue, Series A, 0.86%, 10/1/23	480,000	478,803
West Virginia (0.4%):
Tobacco Settlement Finance Authority Revenue, Series A, 1.19%, 6/1/23	1,500,000	1,503,571
Wisconsin (0.3%):
Public Finance Authority Revenue, Series S, 0.51%, 2/1/22	1,100,000	1,099,386
Total Municipal Bonds (Cost $68,074,097)		68,212,629
U.S. Treasury Obligations (2.3%)
U.S. Treasury Notes 0.38%, 10/31/23 (f)	2,000,000	1,988,594
1.00%, 12/15/24	7,000,000	7,007,656
Total U.S. Treasury Obligations (Cost $8,992,536)		8,996,250

See notes to financial statements.

16

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Commercial Papers (2.6%) (i)
AutoNation, Inc., 0.33%, 1/5/22 (a)	$2,300,000	$2,299,895
Energy Transfer LP, 0.33%, 1/5/22 (a)	2,000,000	1,999,909
Jabil, Inc., 0.48%, 1/3/22 (a)	3,800,000	3,799,848
One Gas, Inc., 0.18%, 1/4/22 (a)	2,000,000	1,999,959
Total Commercial Papers (Cost $10,099,709)		10,099,611
Total Investments (Cost $388,206,445) — 100.3%		388,350,097
Liabilities in excess of other assets — (0.3)%		(1,314,444)
NET ASSETS — 100.00%		$387,035,653

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $152,891,407 and amounted to 39.5% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2021.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2021.

(d)  The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.

(e)  Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.

(f)  All or a portion of the security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.

(g)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(h)  Put Bond.

(i)  Rate represents the effective yield at December 31, 2021.

bps — Basis points

GO — General Obligation

H15T5Y — 5 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

See notes to financial statements.

17

Victory Portfolios II VictoryShares USAA Core Short-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

US0001M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

US0003M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

USSW5 — USD 5 Year Swap Rate, rate disclosed as of December 31, 2021.

Credit Enhancements — Adds the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS  Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.

NBGA  Principal and interest payments or, under certain circumstances, underlying mortgages, are guaranteed by a nonbank guarantee agreement from the name listed.

See notes to financial statements.

18

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (7.8%)
Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.94%, 8/15/46, Callable 8/15/24 @ 100 (a)	$1,500,000	$1,477,815
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	2,076,000	2,090,213
AmeriCredit Automobile Receivables Trust, Series 2021-3, Class B, 1.17%, 8/18/27, Callable 9/18/25 @ 100	1,000,000	991,173
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 2/15/23 @ 100 (a)	900,000	908,210
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25, Callable 10/20/24 @ 100 (a)	500,000	521,102
Bank of The West Auto Trust, Series 2019-1, Class C, 2.90%, 4/15/25, Callable 5/15/23 @ 100 (a)	1,062,000	1,084,696
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 2/15/22 @ 100 (a)	500,000	501,432
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 6/20/23 @ 100 (a)	282,431	283,949
BCC Funding XVII LLC, Series 2020-1, Class B, 1.46%, 9/22/25, Callable 7/20/24 @ 100 (a)	1,500,000	1,497,900
BCC Funding XVII LLC, Series 2020-1, Class A2, 0.91%, 8/20/25, Callable 7/20/24 @ 100 (a)	875,632	876,750
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 7/19/23 @ 100 (a)	433,000	438,382
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 4/19/22 @ 100 (a)	500,000	504,433
CARDS II Trust, Series 2021-1A, Class A, 0.60%, 4/15/27 (a)	2,300,000	2,273,362
CarMax Auto Owner Trust, Series 2021-2, Class B, 1.03%, 12/15/26, Callable 4/15/24 @ 100	2,000,000	1,983,431
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 11/15/23 @ 100	1,275,000	1,298,329
CarNow Auto Receivables Trust, Series 2021-1A, Class A, 0.97%, 10/15/24, Callable 9/15/23 @ 100 (a)	470,631	470,749
Carvana Auto Receivables Trust, Series 2021-P2, Class B, 1.27%, 3/10/27, Callable 4/10/25 @ 100	1,500,000	1,485,823
CF Hippolyta LLC, Series 2021-1A, Class A1, 1.53%, 3/15/61, Callable 3/15/24 @ 100 (a)	1,446,758	1,419,617
Chesapeake Funding II LLC, Series 2019-1A, Class A1, 2.94%, 4/15/31, Callable 6/15/22 @ 100 (a)	1,073,816	1,082,502
CPS Auto Receivables Trust, Series 2019-C, Class D, 3.17%, 6/16/25, Callable 7/15/23 @ 100 (a)	2,000,000	2,030,437
Credit Acceptance Auto Loan Trust, Series 2021-2A, Class B, 1.26%, 4/15/30, Callable 12/15/24 @ 100 (a)	1,038,000	1,022,253
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29, Callable 1/15/24 @ 100 (a)	823,000	836,334
Crossroads Asset Trust, Series 2021-A, Class A2, 0.82%, 3/20/24, Callable 4/20/24 @ 100 (a)	559,961	559,918
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 10/22/22 @ 100 (a)	687,500	692,859
Diamond Infrastructure Funding LLC, Series 2021-1A, Class A, 1.76%, 4/15/49, Callable 9/20/25 @ 100 (a)	1,000,000	973,009

See notes to financial statements.

19

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Diamond Issuer, Series 2021-1A, Class A, 2.31%, 11/20/51, Callable 11/20/25 @ 100 (a)	$1,125,000	$1,117,044
Donlen Fleet Lease Funding 2 LLC, Series 2021-2, Class B, 0.98%, 12/11/34 (a)	1,327,000	1,308,611
Drive Auto Receivables Trust, Series 2021-1, Class B, 0.65%, 7/15/25, Callable 10/15/23 @ 100	1,500,000	1,496,740
DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, 3/15/24, Callable 8/15/22 @ 100 (a)	831,267	838,634
DT Auto Owner Trust, Series 2021-3A, Class B, 0.58%, 11/17/25, Callable 9/15/25 @ 100 (a)	2,000,000	1,974,714
Encina Equipment Finance LLC, Series 2021-1A, Class B, 1.21%, 2/15/27, Callable 3/15/24 @ 100 (a)	1,187,000	1,181,365
Encina Equipment Finance LLC, Series 2021-1A, Class A2, 0.74%, 12/15/26, Callable 3/15/24 @ 100 (a)	877,000	875,121
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25, Callable 8/20/23 @ 100 (a)	820,000	831,367
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 6/15/22 @ 100 (a)	500,000	510,041
Exeter Automobile Receivables Trust, Series 2021-4A, Class B, 1.26%, 5/15/26, Callable 1/15/25 @ 100	1,000,000	996,325
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 10/15/23 @ 100 (a)	63,777	63,804
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100 (a)	500,000	507,165
First Investors Auto Owner Trust, Series 2018-2A, Class F, 7.31%, 9/15/25, Callable 12/15/22 @ 100 (a)	750,000	772,152
First Investors Auto Owner Trust, Series 2019-2A, Class C, 2.71%, 12/15/25, Callable 6/15/23 @ 100 (a)	1,500,000	1,518,350
FirstKey Homes Trust, Series 2021-SFR2, Class B, 1.61%, 9/17/26 (a)	1,153,846	1,104,326
Flagship Credit Auto Trust, Series 2020-2, Class D, 5.75%, 4/15/26, Callable 2/15/24 @ 100 (a)	1,000,000	1,071,923
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100 (a)	1,500,000	1,524,743
Foursight Capital Automobile Receivables Trust, Series 2021-1, Class B, 0.87%, 1/15/26, Callable 11/15/24 @ 100 (a)	1,406,000	1,392,236
GLS Auto Receivables Issuer Trust, Series 2020-1A, Class B, 2.43%, 11/15/24, Callable 9/15/23 @ 100 (a)	1,000,000	1,009,301
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 7/16/23 @ 100	1,000,000	1,014,771
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 10/16/23 @ 100	750,000	759,427
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/27 (a)	1,000,000	987,844
Hertz Vehicle Financing LLC, Series 2021-1A, Class C, 2.05%, 12/26/25 (a)	1,333,000	1,319,501
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100 (a)	385,000	387,668
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 8/20/22 @ 100 (a)	500,000	503,033
Hyundai Auto Receivables Trust, Series 2021-C, Class B, 1.49%, 12/15/27, Callable 12/15/25 @ 100	2,000,000	1,977,753

See notes to financial statements.

20

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Hyundai Auto Receivables Trust, Series 2020-C, Class B, 0.81%, 11/16/26, Callable 11/15/24 @ 100	$1,271,000	$1,248,654
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 7/15/23 @ 100	2,000,000	2,007,832
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 8/25/24 @ 100 (a)	687,129	683,389
JPMorgan Chase Bank NA, Series 2021-1, Class B, 0.88%, 9/25/28, Callable 9/25/24 @ 100 (a)	737,183	734,643
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 9/15/23 @ 100 (a)	433,000	441,750
LAD Auto Receivables Trust, Series 2021-1A, Class A, 1.30%, 8/17/26, Callable 9/15/25 @ 100 (a)	1,817,305	1,813,047
Master Credit Card Trust, Series 2021-1A, Class B, 0.79%, 11/21/25 (a)	539,000	530,576
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 9/15/27 @ 100 (a)	512,889	515,928
MVW LLC, Series 2021-1WA, Class A, 1.14%, 1/22/41, Callable 4/20/27 @ 100 (a)	876,094	860,648
Navient Student Loan Trust, Series 2018-2A, Class B, 1.25% (LIBOR01M+115bps), 3/25/67, Callable 11/25/33 @ 100 (a) (b)	1,000,000	975,833
Nelnet Student Loan Trust, Series 2019-5, Class A, 2.53%, 10/25/67, Callable 5/25/35 @ 100 (a)	1,133,683	1,157,969
New Economy Assets Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/61, Callable 10/20/24 @ 100 (a)	1,807,000	1,771,785
NP SPE II LLC, Series 2019-2A, Class C1, 6.44%, 11/19/49 (a)	976,744	910,644
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49 (a)	500,000	506,092
Oscar U.S. Funding XIII LLC, Series 2021-2A, Class A4, 1.27%, 9/11/28, Callable 6/10/25 @ 100 (a)	1,500,000	1,475,756
Pawnee Equipment Receivables LLC, Series 2020-1, Class B, 1.84%, 1/15/26, Callable 2/15/24 @ 100 (a)	1,000,000	1,006,308
Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.31%, 11/16/26, Callable 6/15/23 @ 100 (a)	929,000	931,367
Prestige Auto Receivables Trust, Series 2021-1A, Class C, 1.53%, 2/15/28, Callable 10/15/25 @ 100 (a)	1,000,000	991,818
Progress Residential Trust, Series 2021-SFR6, Class A, 1.52%, 7/17/38, Callable 7/17/26 @ 100 (a)	1,100,000	1,075,479
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	1,132,319
Santander Bank NA, Series 2021-1A, Class B, 1.83%, 12/15/31, Callable 6/15/25 @ 100 (a)	2,286,000	2,283,891
Santander Consumer Auto Receivables Trust, Series 2020-AA, Class D, 5.49%, 4/15/26, Callable 11/15/23 @ 100 (a)	1,000,000	1,061,369
SCF Equipment Leasing LLC, Series 2020-1A, Class A3, 1.19%, 10/20/27, Callable 3/20/25 @ 100 (a)	1,000,000	1,001,732
SLM Student Loan Trust, Series 2006-10, Class B, 0.34% (LIBOR03M+22bps), 3/25/44, Callable 7/25/32 @ 100 (b)	204,502	192,131
SLM Student Loan Trust, Series 2007-1, Class B, 0.34% (LIBOR03M+22bps), 1/27/42, Callable 7/25/29 @ 100 (b)	325,179	306,903
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	2,072,263
Toyota Auto Loan Extended Note Trust, Series 2021-1A, Class A, 1.07%, 2/27/34, Callable 2/25/26 @ 100 (a) (c)	2,000,000	1,961,039

See notes to financial statements.

21

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 5/23/23 @ 100 (a)	$1,280,000	$1,294,483
Trillium Credit Card Trust II, Series 2021-1A, Class C, 2.42%, 10/26/29 (a)	2,000,000	1,992,090
Trillium Credit Card Trust II, Series 2021-1A, Class A, 1.53%, 10/26/29 (a)	2,000,000	1,991,951
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100 (a)	500,000	502,808
Wepco Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	1,447,897	1,451,741
Westlake Automobile Receivables Trust, Series 2021-3A, Class C, 1.58%, 1/15/27, Callable 12/15/24 @ 100 (a)	1,000,000	998,115
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 2/15/22 @ 100 (a)	33,493	33,524
Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, 10/16/23, Callable 7/15/22 @ 100 (a)	470,254	473,496
Westlake Automobile Receivables Trust, Series 2019-2A, Class E, 4.02%, 4/15/25, Callable 3/15/23 @ 100 (a)	1,000,000	1,025,468
Total Asset-Backed Securities (Cost $94,109,110)		93,763,478
Collateralized Mortgage Obligations (2.5%)
Aventura Mall Trust, Series 2018-AVM, Class D, 4.11%, 7/5/40 (a) (c)	1,000,000	996,671
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class D, 3.60% (LIBOR01M+105bps), 4/14/33, Callable 4/14/25 @ 100 (a) (b)	500,000	509,080
BBCMS Mortgage Trust, Series 2020-BID, Class B, 2.65% (LIBOR01M+254bps), 10/15/37 (a) (b)	1,750,000	1,754,177
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	1,000,000	1,007,127
BPR Trust, Series 2021-TY, Class A, 1.16% (LIBOR01M+105bps), 9/23/23 (a) (b)	865,000	863,396
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.19% (LIBOR01M+108bps), 10/15/36 (a) (b)	218,450	218,235
BX Commercial Mortgage Trust, Series 2019-XL, Class D, 1.56% (LIBOR01M+145bps), 10/15/36 (a) (b)	1,015,750	1,012,876
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41 (a)	923,077	972,942
BXP Trust, Series 2021-601L, Class C, 2.78%, 1/15/44 (a) (c)	1,500,000	1,441,087
CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.11% (LIBOR01M+300bps), 11/15/36 (a) (b)	1,000,000	999,884
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53, Callable 11/15/29 @ 100	732,000	754,841
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41 (a)	2,000,000	2,024,607
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50, Callable 9/15/27 @ 100 (c)	500,000	539,232
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/36 (a)	500,000	517,480
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48 (c)	250,000	267,397
COMM Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46, Callable 11/10/30 @ 100 (a)	1,500,000	1,479,883
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.32%, 7/10/50, Callable 6/10/25 @ 100 (c)	865,000	922,058

See notes to financial statements.

22

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
COMM Mortgage Trust, Series 2014-277P, Class A, 3.61%, 8/10/49, Callable 8/10/24 @ 100 (a) (c)	$1,000,000	$1,045,335
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36, Callable 8/10/26 @ 100 (a)	250,000	253,420
Extended Stay America Trust, Series 2021-ESH, Class B, 1.49% (LIBOR01M+138bps), 7/15/38 (a) (b)	773,753	774,807
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.65%, 9/25/29 (a) (c)	1,000,000	1,065,882
GS Mortgage Securities Corp. Trust, Series 2012-ALOH, Class A, 3.55%, 4/10/34 (a)	1,000,000	999,997
GS Mortgage Securities Corp. Trust, Series 2017-GPTX, Class A, 2.86%, 5/10/34 (a)	1,000,000	997,613
Houston Galleria Mall Trust, Series 2015-HGLR, Class A1A2, 3.09%, 3/5/37 (a)	1,000,000	1,021,158
Hudson Yards Mortgage Trust, Series 2019-30HY, Class D, 3.44%, 7/10/39 (a) (c)	595,000	607,703
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2021-2NU, Class B, 2.08%, 1/5/40 (a)	1,000,000	974,891
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.69%, 11/15/43, Callable 1/15/22 @ 100 (a) (c)	438,837	438,917
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40 (a)	750,000	748,451
Morgan Stanley Capital I Trust, Series 2021-PLZA, Class B, 2.81%, 11/9/31 (a)	1,000,000	1,006,104
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41 (a)	800,000	820,181
SREIT Trust, Series 2021-MFP2, Class B, 1.27% (LIBOR01M+117bps), 11/15/36 (a) (b)	1,500,000	1,492,499
VLS Commercial Mortgage Trust, Series 2020-LAB, Class A, 2.13%, 10/10/42 (a)	1,000,000	982,640
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.06%, 7/17/36 (a) (c)	250,000	273,728
Total Collateralized Mortgage Obligations (Cost $30,023,691)		29,784,299
Corporate Bonds (32.5%)
Communication Services (1.7%):
AT&T, Inc. 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,000,000	1,125,150
3.10%, 2/1/43, Callable 8/1/42 @ 100	2,000,000	1,936,940
CenturyLink, Inc., 4.50%, 1/15/29, Callable 1/15/24 @ 102.25 (a)	1,000,000	969,730
Charter Communications Operating LLC/Charter Communications Operating Capital 3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	536,020
2.25%, 1/15/29, Callable 11/15/28 @ 100	2,000,000	1,956,080
2.30%, 2/1/32, Callable 11/1/31 @ 100	2,500,000	2,375,625
Comcast Corp., 3.55%, 5/1/28, Callable 2/1/28 @ 100	750,000	821,138
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,000,000	1,143,120
T-Mobile USA, Inc. 4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	676,905
3.88%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	1,094,270
2.25%, 11/15/31, Callable 8/15/31 @ 100	3,000,000	2,910,660

See notes to financial statements.

23

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Verizon Communications, Inc. 2.10%, 3/22/28, Callable 1/22/28 @ 100	$1,500,000	$1,504,575
1.75%, 1/20/31, Callable 10/20/30 @ 100	3,000,000	2,839,440
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,065,950
		20,955,603
Consumer Discretionary (2.3%):
AutoNation, Inc. 4.75%, 6/1/30, Callable 3/1/30 @ 100	600,000	686,160
2.40%, 8/1/31, Callable 5/1/31 @ 100	3,000,000	2,903,820
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	547,035
Brunswick Corp., 2.40%, 8/18/31, Callable 5/18/31 @ 100	1,500,000	1,445,985
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100	500,000	516,450
Daimler Finance North America LLC 3.70%, 5/4/23 (a)	1,000,000	1,036,000
3.45%, 1/6/27 (a)	1,000,000	1,077,370
Daimler Trucks Finance North America LLC, 2.38%, 12/14/28 (a)	1,050,000	1,055,565
Genting New York LLC/GENNY Capital, Inc., 3.30%, 2/15/26, Callable 1/15/26 @ 100 (a)	1,000,000	990,030
Hasbro, Inc. 3.55%, 11/19/26, Callable 9/19/26 @ 100	600,000	643,938
3.90%, 11/19/29, Callable 8/19/29 @ 100	1,000,000	1,102,440
Kohl's Corp., 3.38%, 5/1/31, Callable 2/1/31 @ 100 (d)	2,000,000	2,035,900
Marriott International, Inc., 2.85%, 4/15/31, Callable 1/15/31 @ 100	2,000,000	1,995,240
Murphy Oil USA, Inc. 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	1,054,720
3.75%, 2/15/31, Callable 2/15/26 @ 101.88 (a)	235,000	233,552
Newell Brands, Inc., 4.70%, 4/1/26, Callable 1/1/26 @ 100	500,000	545,345
Nordstrom, Inc., 4.25%, 8/1/31, Callable 5/1/31 @ 100 (d)	750,000	737,198
Novant Health, Inc., 2.64%, 11/1/36, Callable 8/1/36 @ 100	2,000,000	2,016,560
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500,000	565,130
Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.63%, 4/6/31, Callable 1/6/31 @ 100 (a)	1,300,000	1,295,684
Sodexo, Inc., 2.72%, 4/16/31, Callable 1/16/31 @ 100 (a)	2,000,000	2,047,780
Stellantis Finance U.S., Inc., 2.69%, 9/15/31, Callable 6/15/31 @ 100 (a)	1,200,000	1,182,024
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	500,000	518,930
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26 (a)	1,000,000	1,054,230
		27,287,086
Consumer Staples (2.3%):
Altria Group, Inc., 2.45%, 2/4/32, Callable 11/4/31 @ 100	1,500,000	1,425,765
Anheuser-Busch InBev Worldwide, Inc. 3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	1,078,730
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,500,000	1,643,535
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	586,015
5.45%, 1/23/39, Callable 7/23/38 @ 100	500,000	656,925
4.35%, 6/1/40, Callable 12/1/39 @ 100	1,000,000	1,176,030
BAT Capital Corp. 2.73%, 3/25/31, Callable 12/25/30 @ 100	1,000,000	971,280
4.39%, 8/15/37, Callable 2/15/37 @ 100	1,250,000	1,322,587
Bunge Ltd. Finance Corp., 2.75%, 5/14/31, Callable 2/14/31 @ 100	2,000,000	2,030,500

See notes to financial statements.

24

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Cargill, Inc., 2.13%, 11/10/31, Callable 8/10/31 @ 100 (a)	$1,000,000	$984,540
Church & Dwight Co., Inc., 2.30%, 12/15/31, Callable 9/15/31 @ 100	1,000,000	1,007,040
Constellation Brands, Inc. 3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	808,470
2.25%, 8/1/31, Callable 5/1/31 @ 100	1,769,000	1,729,074
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	1,194,110
JBS Finance Luxembourg Sarl, 2.50%, 1/15/27, Callable 12/15/26 @ 100 (a)	1,500,000	1,492,800
Keurig Dr Pepper, Inc., 2.25%, 3/15/31, Callable 12/15/30 @ 100	1,000,000	987,540
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100	1,000,000	1,080,440
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	1,000,000	1,156,950
McCormick & Co., Inc. 2.50%, 4/15/30, Callable 1/15/30 @ 100	375,000	379,058
1.85%, 2/15/31, Callable 11/15/30 @ 100	1,000,000	957,630
PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	1,000,000	1,057,280
Sysco Corp. 5.95%, 4/1/30, Callable 1/1/30 @ 100	260,000	324,987
2.45%, 12/14/31, Callable 9/14/31 @ 100	1,500,000	1,504,200
The Coca-Cola Co., 2.00%, 3/5/31	2,000,000	1,994,120
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	535,755
		28,085,361
Energy (2.6%):
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc., 2.06%, 12/15/26, Callable 11/15/26 @ 100	1,312,000	1,324,792
Boardwalk Pipelines LP 4.45%, 7/15/27, Callable 4/15/27 @ 100	1,500,000	1,645,020
4.80%, 5/3/29, Callable 2/3/29 @ 100	500,000	560,540
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	1,032,310
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,091,000	1,143,695
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39, Callable 7/4/39 @ 100 (a)	1,333,000	1,304,154
Diamondback Energy, Inc., 3.25%, 12/1/26, Callable 10/1/26 @ 100	1,000,000	1,055,600
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	1,074,430
Energy Transfer LP, 3.75%, 5/15/30, Callable 2/15/30 @ 100	1,000,000	1,062,810
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100	1,000,000	1,042,930
EQT Corp., 7.50%, 2/1/30, Callable 11/1/29 @ 100	514,000	659,878
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	1,500,000	1,556,670
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	750,000	754,718
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	1,334,000	1,394,817
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/1/28, Callable 11/1/23 @ 103.13 (a)	1,000,000	1,064,640
6.00%, 2/1/31, Callable 2/1/26 @ 103 (a)	396,000	410,268
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	2,000,000	2,162,440
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	539,010
MPLX LP 4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	553,910
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	815,295
4.80%, 2/15/29, Callable 11/15/28 @ 100	250,000	285,812

See notes to financial statements.

25

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Murphy Oil Corp. 6.88%, 8/15/24, Callable 2/7/22 @ 101.72	$448,000	$456,552
5.75%, 8/15/25, Callable 2/7/22 @ 102.88	500,000	513,755
Occidental Petroleum Corp. 3.40%, 4/15/26, Callable 1/15/26 @ 100	1,000,000	1,025,450
4.40%, 8/15/49, Callable 2/15/49 @ 100	500,000	508,175
ONEOK, Inc., 4.55%, 7/15/28, Callable 4/15/28 @ 100	500,000	553,370
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	1,500,000	1,424,100
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	2,280,000	2,371,132
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	1,000,000	1,073,330
Sabal Trail Transmission LLC, 4.25%, 5/1/28, Callable 2/1/28 @ 100 (a)	1,000,000	1,115,000
Southwestern Energy Co., 7.75%, 10/1/27, Callable 10/1/22 @ 103.88 (d)	500,000	538,955
		31,023,558
Financials (8.0%):
American Honda Finance Corp., 1.30%, 9/9/26	1,000,000	988,330
AmFam Holdings, Inc., 2.81%, 3/11/31, Callable 12/11/30 @ 100 (a)	1,000,000	1,021,760
Assurant, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100	1,000,000	981,610
Athene Global Funding, 1.45%, 1/8/26 (a)	1,000,000	986,970
Athene Holding Ltd., 3.50%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	1,055,430
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	1,120,320
Bank of America Corp. 1.53% (SOFR+65bps), 12/6/25, Callable 12/6/24 @ 100, MTN (b)	500,000	501,275
1.66% (SOFR+91bps), 3/11/27, Callable 3/11/26 @ 100 (b)	1,500,000	1,489,485
3.70% (LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	1,000,000	1,085,880
2.57% (SOFR+121bps), 10/20/32, Callable 10/20/31 @ 100 (b)	2,750,000	2,765,565
BB&T Corp., 4.25%, 9/30/24	750,000	799,598
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,000,000	980,140
Blackstone Private Credit Fund, 2.63%, 12/15/26, Callable 11/15/26 @ 100 (a)	1,290,000	1,258,743
Blue Owl Finance LLC, 3.13%, 6/10/31, Callable 3/10/31 @ 100 (a)	1,000,000	978,540
BMW US Capital LLC 1.25%, 8/12/26, Callable 7/12/26 @ 100 (a)	1,000,000	984,730
3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	1,103,090
Cadence Bancorp, 4.75% (LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500,000	530,380
Cadence Bank, 4.13% (LIBOR03M+247bps), 11/20/29, Callable 11/20/24 @ 100 (b)	625,000	646,881
Capital One Financial Corp. 3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	1,071,410
2.36% (SOFR+134bps), 7/29/32, Callable 7/29/31 @ 100 (b)	1,000,000	948,730
CIT Group, Inc., 5.25%, 3/7/25, Callable 12/7/24 @ 100	500,000	549,430
Citigroup, Inc., 2.52% (SOFR+118bps), 11/3/32, Callable 11/3/31 @ 100 (b)	2,000,000	2,000,680
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	2,010,620
Compeer Financial FLCA/Compeer Financial PCA, 3.38% (SOFR+197bps), 6/1/36, Callable 6/1/31 @ 100 (a) (b)	978,000	931,838
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31	500,000	520,650
F&G Global Funding, 2.00%, 9/20/28 (a)	2,000,000	1,952,760
Fifth Third Bancorp, 3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	552,090
First American Financial Corp., 2.40%, 8/15/31, Callable 5/15/31 @ 100	2,275,000	2,229,841

See notes to financial statements.

26

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
First Citizens BancShares, Inc., 3.37% (SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (b)	$1,000,000	$1,015,470
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	500,000	600,060
Ford Motor Credit Co. LLC 4.54%, 8/1/26, Callable 6/1/26 @ 100	1,000,000	1,085,840
5.11%, 5/3/29, Callable 2/3/29 @ 100	500,000	568,750
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	1,054,220
GA Global Funding Trust 1.63%, 1/15/26 (a)	250,000	248,058
1.95%, 9/15/28 (a)	1,000,000	974,370
Glencore Funding LLC 2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	500,000	485,800
2.85%, 4/27/31, Callable 1/27/31 @ 100 (a)	1,000,000	992,810
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,714,000	1,847,675
Guardian Life Global Funding, 1.25%, 5/13/26 (a)	2,000,000	1,974,080
Huntington Bancshares, Inc., 2.49%, 8/15/36, Callable 8/15/31 @ 100 (a)	1,000,000	957,930
Hyundai Capital America 3.40%, 6/20/24 (a)	500,000	522,360
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	500,000	530,600
ILFC E-Capital Trust I, 3.37%, 12/21/65, Callable 2/7/22 @ 100 (a)	500,000	409,635
JPMorgan Chase & Co. 2.52% (SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	2,500,000	2,528,975
1.95% (SOFR+1bps), 2/4/32, Callable 2/4/31 @ 100 (b)	1,333,000	1,284,625
KeyBank NA, 3.90%, 4/13/29	1,500,000	1,651,440
KeyCorp, 2.25%, 4/6/27, MTN	500,000	508,400
Level 3 Financing, Inc. 3.75%, 7/15/29, Callable 1/15/24 @ 101.88 (a)	1,500,000	1,436,250
3.88%, 11/15/29, Callable 8/15/29 @ 100 (a)	1,500,000	1,529,670
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	548,820
Main Street Capital Corp. 4.50%, 12/1/22	500,000	512,735
3.00%, 7/14/26, Callable 6/14/26 @ 100	1,000,000	1,003,110
MassMutual Global Funding II, 1.20%, 7/16/26 (a) (d)	1,500,000	1,471,125
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	1,103,010
Morgan Stanley, 2.51% (SOFR+120bps), 10/20/32, MTN, Callable 10/20/31 @ 100 (b)	4,250,000	4,252,337
New York Community Bancorp, Inc., 5.90% (LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	500,000	539,000
New York Life Global Funding, 1.85%, 8/1/31 (a)	1,500,000	1,459,650
Pacific Life Global Funding II, 1.38%, 4/14/26 (a)	2,000,000	1,990,420
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	500,000	564,215
Primerica, Inc., 2.80%, 11/19/31, Callable 8/19/31 @ 100	1,500,000	1,517,070
Principal Life Global Funding II, 1.25%, 8/16/26 (a)	2,000,000	1,953,040
Protective Life Global Funding, 1.90%, 7/6/28 (a)	2,000,000	1,956,640
Prudential Financial, Inc., 3.94%, 12/7/49, Callable 6/7/49 @ 100	1,000,000	1,174,510
Regions Financial Corp., 1.80%, 8/12/28, Callable 6/12/28 @ 100	4,000,000	3,916,560
Santander Holdings USA, Inc. 3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	255,513
4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	824,190
Stewart Information Services Corp., 3.60%, 11/15/31, Callable 8/15/31 @ 100	1,500,000	1,519,740
See notes to financial statements.

27

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Synchrony Financial 4.50%, 7/23/25, Callable 4/23/25 @ 100	$500,000	$540,545
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	575,030
Synovus Bank/Columbus GA, 4.00% (H15T5Y+363bps), 10/29/30, Callable 10/29/25 @ 100 (b)	500,000	523,320
Synovus Financial Corp., 5.90% (USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	500,000	534,500
TCF National Bank, 4.13% (LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	1,000,000	1,051,330
Texas Capital Bancshares, Inc., 4.00% (H15T5Y+315bps), 5/6/31, Callable 5/6/26 @ 100 (b)	1,000,000	1,029,420
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	270,023
The Bank of New York Mellon Corp., 3.75% (H15T5Y+263bps), Callable 12/20/26 @ 100 (b) (e)	1,000,000	1,003,210
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,546,815
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	500,000	568,215
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	536,000	587,611
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	1,049,412
UMB Financial Corp., 3.70% (H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	375,000	378,896
US BanCorp, 2.49% (H15T5Y+95bps), 11/3/36, Callable 11/3/31 @ 100 (b)	1,500,000	1,497,030
Webster Financial Corp. 4.38%, 2/15/24, Callable 1/16/24 @ 100	1,000,000	1,050,290
4.10%, 3/25/29, Callable 12/25/28 @ 100	500,000	549,140
Wells Fargo & Co. 2.19% (SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	750,000	764,168
3.00%, 10/23/26	1,000,000	1,051,770
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	1,033,940
		96,420,144
Health Care (3.1%):
AbbVie, Inc. 3.20%, 11/21/29, Callable 8/21/29 @ 100	2,000,000	2,141,080
4.25%, 11/21/49, Callable 5/21/49 @ 100	500,000	601,860
Anthem, Inc. 2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	337,835
2.55%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	2,048,220
Baxter International, Inc., 2.54%, 2/1/32, Callable 11/1/31 @ 100 (a)	1,750,000	1,767,990
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	545,405
Bristol Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	557,530
Centene Corp., 2.50%, 3/1/31, Callable 12/1/30 @ 100	500,000	486,715
Cigna Corp., 2.38%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	2,008,240
CVS Health Corp. 3.25%, 8/15/29, Callable 5/15/29 @ 100	500,000	533,585
1.75%, 8/21/30, Callable 5/21/30 @ 100	1,000,000	955,430
2.13%, 9/15/31, Callable 6/15/31 @ 100 (d)	2,000,000	1,960,360
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	2,000,000	2,111,740
Duke University Health System, Inc., 2.60%, 6/1/30	500,000	505,845
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	400,000	409,061

See notes to financial statements.

28

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Fresenius Medical Care U.S. Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a) (d)	$2,500,000	$2,389,750
Gilead Sciences, Inc., 1.20%, 10/1/27, Callable 8/1/27 @ 100	1,000,000	966,530
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	1,250,000	1,379,525
Illumina, Inc., 2.55%, 3/23/31, Callable 12/23/30 @ 100	2,000,000	2,003,120
Mercy Health, 4.30%, 7/1/28, Callable 1/1/28 @ 100	250,000	281,018
Orlando Health Obligated Group 3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	543,085
2.89%, 10/1/35	1,000,000	1,010,260
PerkinElmer, Inc. 2.55%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,512,780
2.25%, 9/15/31, Callable 6/15/31 @ 100	500,000	486,990
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	1,250,000	1,337,637
Roche Holdings, Inc., 1.93%, 12/13/28, Callable 10/13/28 @ 100 (a)	1,500,000	1,508,820
Royalty Pharma PLC 2.20%, 9/2/30, Callable 6/2/30 @ 100	2,000,000	1,936,880
2.15%, 9/2/31, Callable 6/2/31 @ 100	1,500,000	1,431,180
Southern Illinois Healthcare Enterprises, Inc., 3.97%, 5/15/50, Callable 11/15/49 @ 100	1,000,000	1,135,650
Universal Health Services, Inc., 2.65%, 1/15/32, Callable 10/15/31 @ 100 (a)	1,000,000	982,210
Viatris, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100	1,250,000	1,261,063
		37,137,394
Industrials (3.5%):
Acuity Brands Lighting, Inc., 2.15%, 12/15/30, Callable 9/15/30 @ 100	2,000,000	1,948,980
Aircastle Ltd., 4.25%, 6/15/26, Callable 4/15/26 @ 100	1,000,000	1,072,180
American Airlines Pass Through Trust 3.70%, 4/1/28	312,683	316,654
3.85%, 8/15/29	429,217	405,515
3.60%, 4/15/31	405,286	393,443
Arconic, Inc., 5.90%, 2/1/27	250,000	285,757
Ashtead Capital, Inc. 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)	1,448,000	1,540,397
2.45%, 8/12/31, Callable 5/12/31 @ 100 (a)	667,000	650,032
British Airways Pass Through Trust 3.35%, 12/15/30 (a)	419,835	415,569
3.80%, 3/20/33 (a)	596,387	620,869
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	1,021,620
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100	1,000,000	1,046,320
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	500,000	521,845
CNH Industrial Capital LLC, 1.88%, 1/15/26, Callable 12/15/25 @ 100	1,000,000	1,003,520
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	669,000	670,385
FedEx Corp., 3.90%, 2/1/35	1,250,000	1,393,538
Fluor Corp., 4.25%, 9/15/28, Callable 6/15/28 @ 100 (d)	1,000,000	1,048,010
GXO Logistics, Inc., 2.65%, 7/15/31, Callable 4/15/31 @ 100 (a)	2,000,000	1,972,580
Hawaiian Airlines Pass Through Certificates 4.95%, 7/15/23	351,322	351,094
3.90%, 7/15/27	98,689	96,562
Hillenbrand, Inc. 5.00%, 9/15/26, Callable 7/15/26 @ 100	1,000,000	1,113,890
3.75%, 3/1/31, Callable 3/1/26 @ 101.88	350,000	350,847

See notes to financial statements.

29

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Howmet Aerospace, Inc., 3.00%, 1/15/29, Callable 11/15/28 @ 100	$1,500,000	$1,502,640
Hubbell, Inc. 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,076,840
2.30%, 3/15/31, Callable 12/15/30 @ 100	1,500,000	1,501,020
Huntington Ingalls Industries, Inc., 2.04%, 8/16/28, Callable 6/16/28 @ 100 (a)	1,500,000	1,469,445
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	520,610
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	545,945
JetBlue Pass Through Trust, 2.95%, 11/15/29	223,175	217,140
Kennametal, Inc., 4.63%, 6/15/28, Callable 3/15/28 @ 100	1,058,000	1,188,155
Leidos, Inc., 2.30%, 2/15/31, Callable 11/15/30 @ 100	1,500,000	1,439,805
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	534,635
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,000,000	1,024,220
Penske Truck Leasing Co. LP/PTL Finance Corp. 4.45%, 1/29/26, Callable 11/29/25 @ 100 (a)	1,000,000	1,098,480
1.70%, 6/15/26, Callable 5/15/26 @ 100 (a)	1,000,000	991,020
Ryder System, Inc., 3.40%, 3/1/23, MTN, Callable 2/1/23 @ 100	1,000,000	1,026,970
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	800,000	915,664
Teledyne Technologies, Inc., 2.75%, 4/1/31, Callable 1/1/31 @ 100	2,000,000	2,032,660
The Boeing Co. 2.20%, 2/4/26, Callable 2/4/23 @ 100	1,333,000	1,332,787
3.25%, 2/1/28, Callable 12/1/27 @ 100	1,500,000	1,564,695
3.63%, 2/1/31, Callable 11/1/30 @ 100	1,000,000	1,068,130
5.71%, 5/1/40, Callable 11/1/39 @ 100	1,000,000	1,288,660
Union Pacific Corp., 3.25%, 2/5/50, Callable 8/5/49 @ 100	1,000,000	1,073,960
United Airlines Pass Through Trust 4.88%, 7/15/27	308,014	320,676
3.70%, 9/1/31	429,339	435,659
		42,409,423
Information Technology (2.4%):
Amphenol Corp. 4.35%, 6/1/29, Callable 3/1/29 @ 100	500,000	568,110
2.20%, 9/15/31, Callable 6/15/31 @ 100	1,125,000	1,102,601
Broadcom, Inc. 2.45%, 2/15/31, Callable 11/15/30 @ 100 (a)	2,500,000	2,447,625
3.42%, 4/15/33, Callable 1/15/33 @ 100 (a)	2,000,000	2,090,020
Dell International LLC / EMC Corp., 3.38%, 12/15/41, Callable 6/15/41 @ 100 (a)	500,000	495,055
Dell, Inc., 5.40%, 9/10/40	2,000,000	2,253,120
Global Payments, Inc., 2.90%, 11/15/31, Callable 8/15/31 @ 100	1,500,000	1,523,880
HP, Inc. 3.40%, 6/17/30, Callable 3/17/30 @ 100	743,000	784,831
2.65%, 6/17/31, Callable 3/17/31 @ 100 (a)	1,500,000	1,480,950
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	1,474,000	1,516,422
Marvell Technology, Inc., 2.45%, 4/15/28, Callable 2/15/28 @ 100	1,050,000	1,065,970
Micron Technology, Inc., 2.70%, 4/15/32, Callable 1/15/32 @ 100	1,500,000	1,506,090
Microsoft Corp., 3.45%, 8/8/36, Callable 2/8/36 @ 100	500,000	574,445
Motorola Solutions, Inc., 2.75%, 5/24/31, Callable 2/24/31 @ 100	1,000,000	1,002,490

See notes to financial statements.

30

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Oracle Corp. 2.95%, 4/1/30, Callable 1/1/30 @ 100	$1,000,000	$1,010,730
2.88%, 3/25/31, Callable 12/25/30 @ 100	750,000	753,758
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	1,909,000	1,942,274
Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	1,000,000	1,108,780
Skyworks Solutions, Inc., 3.00%, 6/1/31, Callable 3/1/31 @ 100	1,200,000	1,207,416
TSMC Arizona Corp., 2.50%, 10/25/31, Callable 7/25/31 @ 100	2,950,000	2,986,403
Western Digital Corp., 3.10%, 2/1/32, Callable 11/1/31 @ 100	1,500,000	1,510,950
		28,931,920
Materials (1.7%):
Avery Dennison Corp. 2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	810,568
2.25%, 2/15/32, Callable 11/15/31 @ 100	1,500,000	1,457,310
Ball Corp., 3.13%, 9/15/31, Callable 6/15/31 @ 100	1,500,000	1,484,580
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	375,000	395,940
Commercial Metals Co., 3.88%, 2/15/31, Callable 2/15/26 @ 101.94	1,000,000	994,580
DuPont de Nemours, Inc., 4.73%, 11/15/28, Callable 8/15/28 @ 100	500,000	579,550
Eagle Materials, Inc., 2.50%, 7/1/31, Callable 4/1/31 @ 100	1,500,000	1,482,165
Ecolab, Inc., 1.65%, 2/1/27, Callable 1/1/27 @ 100	1,200,000	1,206,096
Freeport-McMoRan, Inc., 4.38%, 8/1/28, Callable 8/1/23 @ 102.19	2,000,000	2,098,440
LYB International Finance III LLC, 2.25%, 10/1/30, Callable 7/1/30 @ 100	500,000	497,600
Martin Marietta Materials, Inc. 3.50%, 12/15/27, Callable 9/15/27 @ 100	625,000	673,113
2.40%, 7/15/31, Callable 4/15/31 @ 100	1,000,000	994,890
NewMarket Corp., 2.70%, 3/18/31, Callable 12/18/30 @ 100 (d)	1,250,000	1,246,137
Packaging Corp. of America 3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	539,045
3.05%, 10/1/51, Callable 4/1/51 @ 100	1,875,000	1,865,981
Reliance Steel & Aluminum Co. 4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	518,195
2.15%, 8/15/30, Callable 5/15/30 @ 100	1,000,000	975,160
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	1,000,000	1,102,310
Vulcan Materials Co. 3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	547,480
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	1,078,040
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	365,000	376,428
		20,923,608
Real Estate (1.7%):
Alexandria Real Estate Equities, Inc., 2.00%, 5/18/32, Callable 2/18/32 @ 100	2,750,000	2,640,027
AvalonBay Communities, Inc. 3.20%, 1/15/28, Callable 10/15/27 @ 100, MTN	750,000	802,875
2.45%, 1/15/31, Callable 10/17/30 @ 100, MTN	1,000,000	1,026,080
Boston Properties LP, 2.55%, 4/1/32, Callable 1/1/32 @ 100	2,250,000	2,238,975
CBRE Services, Inc., 2.50%, 4/1/31, Callable 1/1/31 @ 100	500,000	502,715
Crown Castle International Corp., 2.25%, 1/15/31, Callable 10/15/30 @ 100	1,500,000	1,459,755
Essex Portfolio LP 1.70%, 3/1/28, Callable 1/1/28 @ 100	1,500,000	1,463,940
2.65%, 3/15/32, Callable 12/15/31 @ 100	1,500,000	1,508,970

See notes to financial statements.

31

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
GLP Capital LP/GLP Financing II, Inc. 3.25%, 1/15/32, Callable 10/15/31 @ 100	$933,000	$937,768
4.00%, 1/15/31, Callable 10/15/30 @ 100	250,000	266,833
Host Hotels & Resorts LP 3.38%, 12/15/29, Callable 9/15/29 @ 100	500,000	511,440
3.50%, 9/15/30, Callable 6/15/30 @ 100	811,000	832,824
Hudson Pacific Properties LP 3.95%, 11/1/27, Callable 8/1/27 @ 100	500,000	537,450
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	567,005
3.25%, 1/15/30, Callable 10/15/29 @ 100	1,500,000	1,562,910
Kilroy Realty LP, 2.65%, 11/15/33, Callable 8/15/33 @ 100	1,500,000	1,457,983
Physicians Realty LP 4.30%, 3/15/27, Callable 12/15/26 @ 100	750,000	832,830
2.63%, 11/1/31, Callable 8/1/31 @ 100	750,000	748,507
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	524,410
		20,423,297
Utilities (3.2%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,500,000	1,539,300
Alabama Power Co., 3.13%, 7/15/51, Callable 1/15/51 @ 100 (d)	2,000,000	2,048,720
Ameren Corp. 1.75%, 3/15/28, Callable 1/15/28 @ 100	1,400,000	1,356,572
3.50%, 1/15/31, Callable 10/15/30 @ 100	250,000	270,638
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	1,000,000	1,056,750
Appalachian Power Co., 2.70%, 4/1/31, Callable 1/1/31 @ 100	1,500,000	1,535,130
CenterPoint Energy, Inc., 2.65%, 6/1/31, Callable 3/1/31 @ 100	1,500,000	1,517,970
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	1,022,690
Dominion Energy, Inc., 2.25%, 8/15/31, Callable 5/15/31 @ 100	1,500,000	1,469,310
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	1,004,240
Duke Energy Corp., 2.55%, 6/15/31, Callable 3/15/31 @ 100	1,500,000	1,499,130
Duquesne Light Holdings, Inc., 2.78%, 1/7/32, Callable 10/7/31 @ 100 (a)	1,200,000	1,193,616
Entergy Corp., 1.90%, 6/15/28, Callable 4/15/28 @ 100	2,000,000	1,961,260
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	1,143,800
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100	1,525,000	1,672,620
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	500,000	511,465
National Fuel Gas Co., 4.75%, 9/1/28, Callable 6/1/28 @ 100	1,000,000	1,102,500
NextEra Energy Capital Holdings, Inc. 0.45% (SOFR+40bps), 11/3/23, Callable 5/3/22 @ 100 (b)	1,500,000	1,498,125
2.44%, 1/15/32, Callable 10/15/31 @ 100	2,000,000	2,005,280
NRG Energy, Inc., 4.45%, 6/15/29, Callable 3/15/29 @ 100 (a)	1,000,000	1,090,270
Oncor Electric Delivery Co. LLC, 2.70%, 11/15/51, Callable 5/15/51 @ 100 (a)	1,500,000	1,459,755
Public Service Co. of Colorado, 1.88%, 6/15/31, Callable 12/15/30 @ 100	2,000,000	1,949,480
Public Service Electric & Gas Co., 1.90%, 8/15/31, MTN, Callable 5/15/31 @ 100	2,000,000	1,958,960
South Jersey Industries, Inc., 5.02%, 4/15/31	1,000,000	1,096,470
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	939,750
Southwestern Electric Power Co., 3.25%, 11/1/51, Callable 5/1/51 @ 100	750,000	747,322
The AES Corp., 2.45%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	973,340
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	500,000	574,795
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (a)	500,000	535,790

See notes to financial statements.

32

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Wisconsin Public Service Corp., 2.85%, 12/1/51, Callable 6/1/51 @ 100	$1,250,000	$1,235,575
Xcel Energy, Inc., 2.35%, 11/15/31, Callable 5/15/31 @ 100	500,000	499,415
		38,470,038
Total Corporate Bonds (Cost $384,204,891)		392,067,432
Yankee Dollars (8.3%)
Communication Services (0.1%):
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	1,000,000	1,022,820
Consumer Discretionary (0.4%):
Ascot Group Ltd., 4.25%, 12/15/30, Callable 12/15/25 @ 100 (a)	1,000,000	1,029,940
GENM Capital Labuan Ltd., 3.88%, 4/19/31, Callable 1/19/31 @ 100 (a)	1,500,000	1,465,950
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63 (a)	1,000,000	1,060,840
Nemak SAB de CV, 3.63%, 6/28/31, Callable 3/28/31 @ 100 (a)	1,269,000	1,238,569
		4,795,299
Consumer Staples (0.9%):
Alimentation Couche-Tard, Inc. 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	667,000	692,259
3.44%, 5/13/41, Callable 11/13/40 @ 100 (a)	750,000	776,700
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42	750,000	815,393
Bacardi Ltd. 4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,624,890
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	515,180
4.70%, 5/15/28, Callable 2/15/28 @ 100 (a)	500,000	565,465
Becle SAB de CV, 2.50%, 10/14/31, Callable 7/14/31 @ 100 (a)	1,750,000	1,716,995
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	1,000,000	1,060,320
JDE Peet's NV, 2.25%, 9/24/31, Callable 6/24/31 @ 100 (a)	3,000,000	2,896,770
		10,663,972
Energy (0.3%):
Aker BP ASA, 4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	750,000	812,333
Petroleos Mexicanos 6.50%, 3/13/27	2,000,000	2,133,400
6.70%, 2/16/32, Callable 11/16/31 @ 100	500,000	503,515
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 2/7/22 @ 102.94 (a)	335,000	321,315
		3,770,563
Financials (4.7%):
ABN AMRO Bank NV, 4.80%, 4/18/26 (a)	500,000	551,435
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	357,000	389,808
Banco Santander SA, 4.38%, 4/12/28	600,000	671,946
Bank of Montreal, 3.80% (USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	500,000	535,405
Bank of New Zealand, 1.00%, 3/3/26 (a)	1,600,000	1,557,152
Barclays PLC 4.61% (LIBOR03M+140bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000,000	1,004,250
3.93% (LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	526,330

See notes to financial statements.

33

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
2.28% (H15T1Y+105bps), 11/24/27, Callable 11/24/26 @ 100 (b)	$2,000,000	$2,005,040
BNP Paribas SA, 4.71% (LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a) (b)	1,000,000	1,064,350
BPCE SA 4.00%, 9/12/23 (a)	500,000	523,200
3.25%, 1/11/28 (a)	1,000,000	1,065,960
Brookfield Finance, Inc., 2.72%, 4/15/31, Callable 1/15/31 @ 100	1,000,000	1,009,600
Commonwealth Bank of Australia, 2.69%, 3/11/31 (a)	1,000,000	983,630
Cooperatieve Rabobank UA 1.11% (H15T1Y+55bps), 2/24/27, Callable 2/24/26 @ 100 (a) (b)	2,000,000	1,942,620
4.00% (USSW5+189bps), 4/10/29, Callable 4/10/24 @ 100, MTN (b)	600,000	628,164
Credit Agricole SA, 3.25%, 10/4/24 (a)	1,250,000	1,312,688
Credit Suisse Group AG, 1.31% (SOFR+98bps), 2/2/27, Callable 2/2/26 @ 100 (a) (b)	1,000,000	966,580
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	531,100
Deutsche Bank AG, 1.69%, 3/19/26	1,500,000	1,495,950
Enel Finance International NV, 1.88%, 7/12/28, Callable 5/12/28 @ 100 (a)	2,000,000	1,950,740
HSBC Holdings PLC 3.80% (LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	525,025
4.29% (LIBOR03M+135bps), 9/12/26, Callable 9/12/25 @ 100 (b)	500,000	539,920
2.21% (SOFR+129bps), 8/17/29, Callable 8/17/28 @ 100 (b)	1,500,000	1,471,380
ING Groep NV, 2.73% (SOFR+112bps), 4/1/32, Callable 4/1/31 @ 100 (b)	2,000,000	2,038,300
JAB Holdings BV, 3.75%, 5/28/51, Callable 11/28/50 @ 100 (a)	500,000	548,145
Lloyds Banking Group PLC 2.91% (LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	254,015
1.63% (H15T1Y+85bps), 5/11/27, Callable 5/11/26 @ 100 (b)	1,000,000	983,530
3.57% (LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	267,240
Macquarie Bank Ltd., 3.05% (H15T5Y+170bps), 3/3/36, Callable 3/3/31 @ 100 (a) (b)	1,250,000	1,227,525
Mizuho Financial Group, Inc. 2.56%, 9/13/31	1,000,000	975,890
2.17% (H15T1Y+87bps), 5/22/32, Callable 5/22/31 @ 100 (b)	1,500,000	1,457,175
National Australia Bank Ltd., 3.93% (H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100 (a) (b)	1,500,000	1,595,640
Nationwide Building Society 3.62% (LIBOR03M+118bps), 4/26/23, Callable 4/26/22 @ 100 (a) (b)	1,000,000	1,008,260
4.27% (LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a) (b)	750,000	785,640
4.30% (LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a) (b)	250,000	276,350
3.96% (LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a) (b)	500,000	550,620
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.65%, 2/15/32, Callable 11/15/31 @ 100 (a)	1,500,000	1,505,535
Royal Bank of Scotland Group PLC 4.27% (LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	1,000,000	1,059,070
5.08% (LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	500,000	580,070
4.45% (LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100 (b)	1,000,000	1,125,220
Santander UK Group Holdings PLC, 2.90% (SOFR+148bps), 3/15/32, Callable 3/15/31 @ 100 (b)	2,000,000	2,021,000
Shell International Finance BV, 2.88%, 11/26/41, Callable 5/26/41 @ 100	1,500,000	1,505,460

See notes to financial statements.

34

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Siemens Financieringsmaatschappij NV 1.70%, 3/11/28 (a)	$1,000,000	$990,160
2.15%, 3/11/31 (a)	1,000,000	996,800
Societe Generale SA 3.88%, 3/28/24 (a)	1,000,000	1,052,770
1.49% (H15T1Y+1bps), 12/14/26, Callable 12/14/25 @ 100 (a) (b)	500,000	487,435
Standard Chartered PLC, 4.87% (LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a) (b)	500,000	545,375
Sumitomo Mitsui Financial Group, Inc., 2.22%, 9/17/31	1,500,000	1,469,280
Swedbank AB, 0.85%, 3/18/24 (a)	1,500,000	1,490,100
The Bank of Nova Scotia 4.50%, 12/16/25	500,000	550,330
1.30%, 9/15/26, Callable 6/15/26 @ 100 (d)	1,500,000	1,473,405
The Toronto-Dominion Bank, 2.00%, 9/10/31 (d)	1,500,000	1,478,220
Westpac Banking Corp. 4.32% (USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	1,000,000	1,081,880
2.67% (H15T5Y+2bps), 11/15/35, Callable 11/15/30 @ 100 (b)	1,000,000	975,490
3.02% (H15T5Y+153bps), 11/18/36, Callable 11/18/31 @ 100 (b)	1,000,000	990,030
		56,598,233
Health Care (0.6%):
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	1,000,000	1,078,580
Olympus Corp., 2.14%, 12/8/26 (a)	758,000	762,351
Smith & Nephew PLC, 2.03%, 10/14/30, Callable 7/14/30 @ 100	3,500,000	3,384,675
STERIS Irish FinCo Unlimited Co., 2.70%, 3/15/31, Callable 12/15/30 @ 100	2,000,000	2,023,440
		7,249,046
Industrials (0.7%):
Air Canada Pass Through Trust, 4.13%, 11/15/26 (a)	1,857,191	1,873,739
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	523,775
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	750,000	799,815
Canadian Pacific Railway Co., 2.45%, 12/2/31, Callable 9/2/31 @ 100	833,000	848,894
CK Hutchison International 19 II Ltd., 2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500,000	1,554,060
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	1,450,000	1,526,139
Port of Newcastle Investments Financing Pty Ltd., 5.90%, 11/24/31, Callable 8/24/31 @ 100 (a) (d)	1,000,000	1,029,260
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	275,000	279,994
		8,435,676
Information Technology (0.0%): (f)
CGI, Inc., 1.45%, 9/14/26, Callable 8/14/26 @ 100 (a)	533,000	521,668
Materials (0.3%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	1,000,000	1,077,700
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,000,000	1,065,020
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	2,000,000	2,069,980
		4,212,700

See notes to financial statements.

35

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Real Estate (0.3%):
Ontario Teachers' Cadillac Fairview Properties Trust, 2.50%, 10/15/31, Callable 7/15/31 @ 100 (a)	$3,233,000	$3,245,512
Total Yankee Dollars (Cost $98,930,930)		100,515,489
Municipal Bonds (3.1%)
Arizona (0.1%):
The University of Arizona Revenue, Series A, 1.82%, 6/1/30	1,000,000	1,001,424
California (0.2%):
California Statewide Communities Development Authority Revenue, 1.73%, 4/1/27	1,000,000	985,009
City of El Cajon Revenue Series A, 1.70%, 4/1/27	620,000	614,920
Series A, 1.90%, 4/1/28	500,000	496,497
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @ 100	500,000	529,201
		2,625,627
Colorado (0.1%):
City & County of Denver Co. Airport System Revenue, Series C, 2.14%, 11/15/29	1,500,000	1,519,068
Connecticut (0.1%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28	500,000	546,739
Florida (0.3%):
County of Miami-Dade Seaport Department Revenue, Series B-3, 2.34%, 10/1/33, Continuously Callable @ 100	1,500,000	1,467,732
Hillsborough County IDA Revenue, 3.58%, 8/1/35, Continuously Callable @ 100	1,500,000	1,624,136
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	750,000	758,670
		3,850,538
Georgia (0.1%):
City of Atlanta GA Water & Wastewater Revenue, 2.26%, 11/1/35, Continuously Callable @ 100	1,500,000	1,496,268
Hawaii (0.1%):
State of Hawaii Airports System Revenue, Series E, 1.81%, 7/1/27	915,000	915,061
Illinois (0.0%): (f)
Illinois Finance Authority Revenue, 3.55%, 8/15/29	500,000	543,040
Louisiana (0.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	700,000	687,585
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	500,000	503,836
		1,191,421

See notes to financial statements.

36

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Michigan (0.2%):
Michigan Finance Authority Revenue 2.47%, 12/1/25	$1,000,000	$1,031,816
3.08%, 12/1/34	1,000,000	1,060,581
		2,092,397
New Jersey (0.3%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	1,000,000	1,062,357
New Jersey Health Care Facilities Financing Authority Revenue, Series A, 3.36%, 7/1/40	1,000,000	1,046,645
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	426,930
South Jersey Transportation Authority Revenue, Series B, 2.38%, 11/1/27	900,000	888,142
		3,424,074
New York (0.2%):
New York City Industrial Development Agency Revenue, 2.73%, 3/1/34	1,500,000	1,510,017
New York State Dormitory Authority Revenue, Series A, 2.46%, 7/1/32	750,000	754,035
		2,264,052
Oklahoma (0.1%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	500,000	560,322
The University of Oklahoma Revenue, Series C, 2.05%, 7/1/29	1,000,000	993,761
		1,554,083
Pennsylvania (0.2%):
Commonwealth Financing Authority Revenue, Series A, 3.63%, 6/1/29	500,000	540,731
Public Parking Authority Of Pittsburgh Revenue, 2.33%, 12/1/29	895,000	899,177
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,377,680
		2,817,588
Texas (0.8%):
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28	750,000	752,491
City of San Antoni, GO, 1.76%, 2/1/31, Continuously Callable @ 100	630,000	618,057
County of Bexar Revenue, 2.28%, 8/15/32, Continuously Callable @ 100	1,070,000	1,036,187
Harris County Cultural Education Facilities Finance Corp. Revenue 3.34%, 11/15/37	2,000,000	2,124,478
Series D, 2.28%, 7/1/34	370,000	365,719
North Texas Tollway Authority Revenue, 1.02%, 1/1/25	1,000,000	989,818
San Antonio Education Facilities Corp. Revenue, 2.50%, 4/1/29	1,270,000	1,241,370
Tarrant County Cultural Education Facilities Finance Corp. Revenue 1.63%, 9/1/26	525,000	526,856
1.82%, 9/1/27	700,000	702,140
Uptown Development Authority Tax Allocation Series B, 2.58%, 9/1/31	270,000	272,293
Series B, 2.78%, 9/1/33, Continuously Callable @ 100	500,000	509,615
		9,139,024
Virginia (0.1%):
Virginia Housing Development Authority Revenue Series J, 1.97%, 11/1/28	225,000	226,200

See notes to financial statements.

37

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Series J, 2.27%, 11/1/31, Continuously Callable @ 100	$225,000	$226,540
Series J, 2.42%, 11/1/32, Continuously Callable @ 100	275,000	278,345
Series J, 2.47%, 11/1/33, Continuously Callable @ 100	270,000	273,041
Series J, 2.52%, 11/1/34, Continuously Callable @ 100	250,000	252,692
Series J, 2.57%, 11/1/35, Continuously Callable @ 100	300,000	303,169
		1,559,987
Washington (0.1%):
Washington State University Revenue, Series A, 2.24%, 10/1/28	1,000,000	1,013,194
Total Municipal Bonds (Cost $36,829,598)		37,553,585
U.S. Government Agency Mortgages (3.4%)
Federal Home Loan Mortgage Corp. Series K028, Class A2, 3.11%, 2/25/23	992,943	1,012,883
Series K059, Class A2, 3.12%, 9/25/26 (c)	1,000,000	1,071,798
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,636,289
Series K069, Class A2, 3.19%, 9/25/27 (c)	86,000	93,451
Series K071, Class A2, 3.29%, 11/25/27	500,000	546,640
Series K075, Class A2, 3.65%, 2/25/28 (c)	500,000	558,391
Series K087, Class A2, 3.77%, 12/25/28	500,000	565,398
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,395,817
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	1,072,865
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	2,107,443
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	1,054,252
Series KG02, Class A2, 2.41%, 8/25/29	909,000	948,260
Series K100, Class A2, 2.67%, 9/25/29	545,000	581,013
Series K159, Class A2, 3.95%, 11/25/30 (c)	500,000	579,715
3.00%, 3/1/31 – 2/1/33	303,206	318,169
3.50%, 5/1/33 – 11/1/47	1,561,143	1,660,739
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	1,161,443
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	1,089,919
4.00%, 7/1/42 – 5/1/46	1,235,304	1,341,268
4.50%, 12/1/45	93,343	102,867
		18,898,620
Federal National Mortgage Association Series M4, Class A2, 3.06%, 3/25/28 (c)	463,717	501,709
Series 2019-M1, Class A2, 3.55%, 9/25/28 (c)	750,000	839,111
Series 2019-M12, Class A2, 2.89%, 5/25/29 (c)	1,000,000	1,078,352
2.50%, 11/1/34	340,456	352,214
4.00%, 12/1/41 – 2/1/50	5,259,888	5,607,213
3.50%, 9/1/45 – 2/1/50	5,579,653	5,915,419
4.50%, 8/1/47	16,174	17,490
3.00%, 2/1/50	617,345	640,208
2.00%, 11/1/51 – 12/1/51	3,473,387	3,473,007
		18,424,723
Government National Mortgage Association 3.00%, 10/20/51	2,963,899	3,074,926
Total U.S. Government Agency Mortgages (Cost $39,044,092)		40,398,269

See notes to financial statements.

38

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
U.S. Treasury Obligations (39.1%)
U.S. Treasury Bonds 4.38%, 2/15/38	$750,000	$1,034,766
3.50%, 2/15/39	2,770,000	3,481,111
4.38%, 11/15/39	1,000,000	1,393,125
1.13%, 5/15/40	1,000,000	879,531
1.38%, 11/15/40	5,000,000	4,571,094
1.88%, 2/15/41	9,000,000	8,935,312
1.75%, 8/15/41	1,000,000	972,656
2.75%, 8/15/47	500,000	582,422
2.75%, 11/15/47	500,000	582,813
3.00%, 2/15/48	3,500,000	4,275,469
3.38%, 11/15/48	2,012,000	2,634,462
1.38%, 8/15/50	7,000,000	6,163,281
1.63%, 11/15/50	3,000,000	2,807,813
1.88%, 2/15/51	4,000,000	3,976,875
2.00%, 8/15/51	2,000,000	2,048,750
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	500,000	633,382
U.S. Treasury Notes
2.50%, 1/15/22	712,000	712,501
1.88%, 1/31/22	1,000,000	1,001,289
1.50%, 1/31/22	7,000,000	7,007,109
2.50%, 2/15/22	2,000,000	2,005,547
1.88%, 2/28/22	1,700,000	1,704,648
2.25%, 4/15/22	2,000,000	2,011,875
0.13%, 5/31/22	5,000,000	4,999,219
0.13%, 6/30/22	10,000,000	9,995,703
0.13%, 7/31/22	12,500,000	12,492,187
1.50%, 8/15/22	1,000,000	1,007,656
0.13%, 9/30/22	6,000,000	5,992,266
0.13%, 10/31/22	10,000,000	9,983,594
2.00%, 10/31/22	400,000	405,391
0.13%, 6/30/23	10,000,000	9,932,812
0.13%, 8/31/23	5,000,000	4,956,055
0.13%, 9/15/23	6,000,000	5,944,687
0.13%, 10/15/23	2,500,000	2,474,902
0.25%, 11/15/23	22,000,000	21,817,813
0.13%, 1/15/24	10,000,000	9,873,437
2.00%, 4/30/24	24,550,000	25,215,535
0.25%, 6/15/24	20,000,000	19,706,250
0.38%, 7/15/24	7,000,000	6,913,594
0.38%, 8/15/24	10,000,000	9,867,969
1.50%, 10/31/24	3,000,000	3,047,109
1.00%, 12/15/24	30,000,000	30,032,813
2.25%, 12/31/24	5,000,000	5,189,063
2.75%, 2/28/25	850,000	895,820
0.25%, 6/30/25	10,000,000	9,716,406
3.00%, 9/30/25	300,000	320,648
0.25%, 9/30/25	3,500,000	3,389,531
0.38%, 11/30/25	13,000,000	12,612,031

See notes to financial statements.

39

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares or Principal Amount	Value
0.38%, 1/31/26	$4,000,000	$3,872,188
1.50%, 8/15/26	2,000,000	2,023,281
1.38%, 8/31/26	8,000,000	8,050,000
1.13%, 10/31/26	4,000,000	3,976,563
1.63%, 10/31/26	5,000,000	5,086,719
2.00%, 11/15/26	2,700,000	2,794,500
0.50%, 6/30/27	2,500,000	2,392,773
2.25%, 8/15/27	1,000,000	1,049,375
2.25%, 11/15/27	1,700,000	1,785,930
0.63%, 11/30/27	13,000,000	12,456,641
0.75%, 1/31/28	10,000,000	9,637,500
2.75%, 2/15/28	2,000,000	2,161,875
1.25%, 3/31/28	8,000,000	7,935,000
1.25%, 4/30/28	10,000,000	9,917,187
2.88%, 5/15/28	4,000,000	4,359,063
1.25%, 6/30/28	15,000,000	14,851,172
1.00%, 7/31/28	15,000,000	14,608,594
2.88%, 8/15/28	630,000	688,275
1.13%, 8/31/28	5,000,000	4,905,469
3.13%, 11/15/28	1,000,000	1,111,875
2.63%, 2/15/29	1,000,000	1,081,250
1.63%, 8/15/29	10,000,000	10,146,875
0.63%, 5/15/30	2,500,000	2,340,625
0.63%, 8/15/30	5,000,000	4,664,062
0.88%, 11/15/30	17,000,000	16,165,937
1.13%, 2/15/31	12,000,000	11,647,500
1.63%, 5/15/31	20,000,000	20,256,250
1.25%, 8/15/31	5,000,000	4,889,844
Total U.S. Treasury Obligations (Cost $472,732,255)		471,054,645
Commercial Papers (2.8%) (g)
CenterPoint Energy, 0.15%, 1/3/22 (a)	10,000,000	9,999,872
Hannover Funding Co. LLC, 0.16%, 1/3/22 (a)	1,000,000	999,987
One Gas, Inc., 0.29%, 1/18/22 (a)	2,000,000	1,999,708
Sonoco Products Co., 0.15%, 1/3/22 (a)	11,000,000	10,999,858
Wisconsin Energy Corp., 0.12%, 1/4/22 (a)	10,000,000	9,999,867
Total Commercial Papers (Cost $33,999,419)		33,999,292
Collateral for Securities Loaned^ (0.8%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (h)	214,462	214,462
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (h)	4,212,067	4,212,067
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (h)	107,027	107,027
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (h)	853,402	853,402

See notes to financial statements.

40

Victory Portfolios II VictoryShares USAA Core Intermediate-Term Bond ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Principal Amount	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (h)	$3,837,063	$3,837,063
Total Collateral for Securities Loaned (Cost $9,224,021)		9,224,021
Total Investments (Cost $1,199,098,007) — 100.3%		1,208,360,510
Liabilities in excess of other assets — (0.3)%		(3,633,478)
NET ASSETS — 100.00%		$1,204,727,032

^  Purchased with cash collateral from securities on loan.

(a)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $274,698,576 and amounted to 22.8% of net assets.

(b)  Variable or Floating-Rate Security. Rate disclosed is as of December 31, 2021.

(c)  The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at December 31, 2021.

(d)  All or a portion of this security is on loan.

(e)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.

(f)  Amount represents less than 0.05% of net assets.

(g)  Rate represents the effective yield at December 31, 2021.

(h)  Rate disclosed is the daily yield on December 31, 2021.

bps — Basis points

GO — General Obligation

H15T1Y — 1 Year Treasury Constant Maturity Rate

H15T5Y — 5 Year Treasury Constant Maturity Rate

IDA — Industrial Development Authority

LIBOR — London InterBank Offered Rate

LIBOR01M — 1 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

LIBOR03M — 3 Month US Dollar LIBOR, rate disclosed as of December 31, 2021, based on the last reset date of the security

LLC — Limited Liability Company

LP — Limited Partnership

MTN — Medium Term Note

PLC — Public Limited Company

SOFR — Secured Overnight Financing Rate

USISDA05 — 5 Year USD ICE Swap, rate disclosed as of December 31, 2021

USSW5 — USD 5 Year Swap Rate, rate disclosed as of December 31, 2021.

See notes to financial statements.

41

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2021

  (Unaudited)

	VictoryShares USAA Core Short-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF
Assets:
Investments, at value (Cost $388,206,445 and $1,199,098,007)	$388,350,097	$1,208,360,510	(a)
Cash	1,615,979	1,016,991
Deposit with broker for futures contracts	—	40,048
Receivables:
Interest and dividends	2,522,145	5,439,577
Investments sold	200,966	—
Prepaid expenses	302	980
Total Assets	392,689,489	1,214,858,106
Liabilities:
Payables:
Collateral received on loaned securities	—	9,224,021
Investments purchased	5,536,741	523,185
Accrued expenses and other payables:
Investment advisory fees	81,307	305,324
Administration fees	7,197	22,017
Custodian fees	2,336	3,891
Compliance fees	143	592
Trustees' fees	—	1,634
Other accrued expenses	26,112	50,410
Total Liabilities	5,653,836	10,131,074
Net Assets:
Capital	386,881,097	1,195,534,676
Total accumulated earnings/(loss)	154,556	9,192,356
Net Assets	$387,035,653	$1,204,727,032
Shares (unlimited shares authorized, no par value):	7,550,000	22,750,000
Net asset value:	$51.26	$52.96

(a)  Includes $8,913,411 of securities on loan.

See notes to financial statements.

42

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2021

  (Unaudited)

	VictoryShares USAA Core Short-Term Bond ETF	VictoryShares USAA Core Intermediate-Term Bond ETF
Investment Income:
Interest	$2,705,477	$10,399,779
Securities lending (net of fees)	1,216	5,900
Total Income	2,706,693	10,405,679
Expenses:
Investment advisory fees	379,152	1,604,831
Administration fees	82,313	290,420
Sub-Administration fees	10,057	12,395
Custodian fees	7,381	19,668
Servicing fees	7,339	7,337
Trustees' fees	8,765	28,984
Compliance fees	974	3,509
Legal and audit fees	13,661	34,699
Other expenses	23,987	50,311
Total Expenses	533,629	2,052,154
Expenses waived/reimbursed by Adviser	(48,057)	(169,575)
Net Expenses	485,572	1,882,579
Net Investment Income (Loss)	2,221,121	8,523,100
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	466,159	1,834,964
Net change in unrealized appreciation/depreciation on investment securities	(2,669,667)	(14,036,879)
Net realized/unrealized gains (losses) on investments	(2,203,508)	(12,201,915)
Change in net assets resulting from operations	$17,613	$(3,678,815)

See notes to financial statements.

43

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA Core Short-Term Bond ETF		VictoryShares USAA Core Intermediate-Term Bond ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$2,221,121	$3,587,482	$8,523,100	$12,759,697
Net realized gains (losses) from investments	466,159	1,090,676	1,834,964	3,145,663
Net change in unrealized appreciation/depreciation on investments	(2,669,667)	1,492,704	(14,036,879)	(2,477,903)
Change in net assets resulting from operations	17,613	6,170,862	(3,678,815)	13,427,457
Change in net assets resulting from distributions to shareholders	(3,915,435)	(4,553,556)	(13,555,127)	(14,839,541)
Change in net assets resulting from capital transactions	118,637,570	165,678,281	327,627,854	444,955,757
Change in net assets	114,739,748	167,295,587	310,393,912	443,543,673
Net Assets:
Beginning of period	272,295,905	105,000,318	894,333,120	450,789,447
End of period	$387,035,653	$272,295,905	$1,204,727,032	$894,333,120
Capital Transactions:
Proceeds from shares issued	$118,637,570	$181,229,714	$327,627,854	$458,507,492
Cost of shares redeemed	—	(15,551,433)	—	(13,551,735)
Change in net assets resulting from capital transactions	$118,637,570	$165,678,281	$327,627,854	$444,955,757
Share Transactions:
Issued	2,300,000	3,500,000	6,100,000	8,500,000
Redeemed	—	(300,000)	—	(250,000)
Change in Shares	2,300,000	3,200,000	6,100,000	8,250,000

See notes to financial statements.

44

This page is intentionally left blank.

45

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Net Realized Gains from Investments
VictoryShares USAA Core Short-Term Bond ETF
Six Months Ended December 31, 2021 (Unaudited)	$51.87	0.38	(0.37)	0.01	(0.45)	(0.17)
Year Ended June 30, 2021	$51.22	0.84	0.93	1.77	(0.90)	(0.22)
Ten Months Ended June 30, 2020(f)	$50.65	1.10	0.48	1.58	(1.01)	—
Year Ended August 31, 2019	$49.50	1.37	1.13	2.50	(1.35)	—
October 24, 2017(h) through August 31, 2018	$50.00	0.93	(0.59)	0.34	(0.84)	—
VictoryShares USAA Core Intermediate-Term Bond ETF
Six Months Ended December 31, 2021 (Unaudited)	$53.71	0.43	(0.52)	(0.09)	(0.53)	(0.13)
Year Ended June 30, 2021	$53.67	1.08	0.27	1.35	(1.11)	(0.20)
Ten Months Ended June 30, 2020(f)	$52.48	1.21	1.12	2.33	(1.14)	—
Year Ended August 31, 2019	$48.61	1.62	3.81	5.43	(1.56)	—
October 24, 2017(h) through August 31, 2018	$49.93	1.29	(1.46)	(0.17)	(1.15)	—

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See note 4 in the Notes to Financial Statements)

(f)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.

(g)  Portfolio turnover increased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the period.

(h)  Commencement of operations.

(i)  Includes impact of voluntary waiver. Without this voluntary waiver, the net expense ratio would have been 0.03% and 0.02% higher for the six months ended December 31, 2021, and ten months ended June 30, 2020, respectively.

(j)  Portfolio turnover decreased significantly due to changes in the volume and timing of purchases and sales of portfolio holdings during the year.

See notes to financial statements.

46

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

				Ratios to Average Net Assets				Supplemental Data
	Total Distributions	Net Asset Value, End of Period	Total Return(b)	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares USAA Core Short-Term Bond ETF
Six Months Ended December 31, 2021 (Unaudited)	(0.62)	$51.26	0.04%	0.32	%(e)	1.46%	0.35%	$387,036	36%
Year Ended June 30, 2021	(1.12)	$51.87	3.48%	0.34	%(e)	1.62%	0.37%	$272,296	80%
Ten Months Ended June 30, 2020(f)	(1.01)	$51.22	3.17%	0.35%		2.62%	0.44%	$105,000	72	%(g)
Year Ended August 31, 2019	(1.35)	$50.65	5.11%	0.35%		2.75%	0.40%	$83,573	30%
October 24, 2017(h) through August 31, 2018	(0.84)	$49.50	0.70%	0.35%		2.21%	0.40%	$61,872	22%
VictoryShares USAA Core Intermediate-Term Bond ETF
Six Months Ended December 31, 2021 (Unaudited)	(0.66)	$52.96	(0.18)%	0.35	%(i)	1.59%	0.38%	$1,204,727	10%
Year Ended June 30, 2021	(1.31)	$53.71	2.55%	0.37	%(e)	2.01%	0.41%	$894,333	16%
Ten Months Ended June 30, 2020(f)	(1.14)	$53.67	4.52%	0.38	%(i)	2.80%	0.42%	$450,789	13%
Year Ended August 31, 2019	(1.56)	$52.48	11.37%	0.39%		3.27%	0.44%	$314,856	3	%(j)
October 24, 2017(h) through August 31, 2018	(1.15)	$48.61	(0.33)%	0.40%		3.10%	0.45%	$150,703	10%

See notes to financial statements.

47

Victory Portfolios II	Notes to Financial Statements December 31, 2021

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following two Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)
VictoryShares USAA Core Short-Term Bond ETF	USAA Core Short-Term Bond ETF
VictoryShares USAA Core Intermediate-Term Bond ETF	USAA Core Intermediate-Term Bond ETF

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. Generally Accepted Accounting Principles ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). The Funds issue and redeem shares ("Shares") at net asset value ("NAV") only in aggregations of 50,000 shares, (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.

48

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
USAA Core Short-Term Bond ETF	$100	2.00%
USAA Core Intermediate-Term Bond ETF	100	2.00%

*  As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Investments in open-end investment companies are valued at their NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities are valued each business day by a pricing service approved by the Board. The approved pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level 2 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

49

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

A summary of the valuations as of December 31, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
USAA Core Short-Term Bond ETF
Asset-Backed Securities	$—	$63,279,163	$—	$63,279,163
Collateralized Mortgage Obligations	—	18,281,161	—	18,281,161
Senior Secured Loans	—	4,948,961	—	4,948,961
Corporate Bonds	—	165,385,385	—	165,385,385
Yankee Dollars	—	49,146,937	—	49,146,937
Municipal Bonds	—	68,212,629	—	68,212,629
U.S. Treasury Obligations	—	8,996,250	—	8,996,250
Commercial Papers	—	10,099,611	—	10,099,611
Total	$—	$388,350,097	$—	$388,350,097
USAA Core Intermediate-Term Bond ETF
Asset-Backed Securities	$—	$93,763,478	$—	$93,763,478
Collateralized Mortgage Obligations	—	29,784,299	—	29,784,299
Corporate Bonds	—	392,067,432	—	392,067,432
Yankee Dollars	—	100,515,489	—	100,515,489
Municipal Bonds	—	37,553,585	—	37,553,585
U.S. Government Agency Mortgages	—	40,398,269	—	40,398,269
U.S. Treasury Obligations	—	471,054,645	—	471,054,645
Commercial Papers	—	33,999,292	—	33,999,292
Collateral for Securities Loaned	9,224,021	—	—	9,224,021
Total	$9,224,021	$1,199,136,489	$—	$1,208,360,510

For the six months ended December 31, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

Securities Purchased on a Delayed-Delivery or When-Issued Basis:

The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis, or for delayed draws on loans can take place a month or more after the trade date. At the time a Fund makes the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Fund maintains cash and/or marketable securities at least equal in value to commitments for when-issued securities. If a Fund owns when-issued securities, these values are included in Payables for investments purchased on the accompanying Statements of Assets and Liabilities and the segregated assets are identified on the Schedules of Portfolio Investments.

Municipal Obligations:

The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.

Mortgage- and Asset-Backed Securities:

The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or

50

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

collateral and may fluctuate in response to the market's perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National Mortgage Association, commonly known as "Ginnie Mae"), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as "Fannie Mae" and "Freddie Mac," respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

Below-Investment-Grade Securities:

Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, "junk" debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

Collateralized Loan Obligations ("CLOs"):

CLOs are securities issued by entities that are collateralized by a pool of loans. CLOs are issued in multiple classes (tranches) and can be equity or debt with specific adjustable or fixed interest rates and varying maturities. The cash flow from the underlying loans is used to pay off each tranche separately within the debt, or senior tranches. Equity, or subordinated tranches, typically are not paid a cash flow but do offer ownership in the CLO itself in the event of a sale.

Bank Loans:

Floating rate loans in which a Fund invests are primarily "senior" loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund's floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.

The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender's claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.

Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

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Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.

The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of December 31, 2021.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
USAA Core Intermediate-Term Bond ETF	$8,913,411	$—	$9,224,021

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

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Federal Income Taxes:

It is each Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the six months ended December 31, 2021, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

Cross-Trade Transactions:

Pursuant to Rule 17a-7 under the 1940 Act, the Funds may engage in securities transactions with affiliated investment companies and advisory accounts managed by the Adviser and any applicable sub-adviser. Any such purchase or sale transaction must be effected without brokerage commission or other remuneration, except for customary transfer fees. The transaction must be effected at the current market price, which is either the security's last sale price on an exchange or, if there are no transactions in the security that day, at the average of the highest bid and lowest asked price. For the year ended June 30, 2021, the Fund engaged in the following securities transactions with affiliated funds, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
USAA Core Intermediate-Term Bond ETF	$2,881,243	$—	$—

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended December 31, 2021, were as follows:

	Excluding U.S. Government Securities		U.S. Government Securities
	Purchases	Sales	Purchases	Sales
USAA Core Short-Term Bond ETF	$188,756,119	$75,750,542	$31,931,484	$22,878,086
USAA Core Intermediate-Term Bond ETF	220,077,849	46,939,311	$193,576,205	50,342,179

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

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Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
USAA Core Short-Term Bond ETF	0.25%
USAA Core Intermediate-Term Bond ETF	0.30%

Amounts incurred and paid to VCM for the six months ended December 31, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and USAA Mutual Funds (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

Citibank serves as the Funds' Transfer Agent. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

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such Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2021, the expense limits (excluding voluntary waivers) are as follows:

In Effect Until October 31, 2022
USAA Core Short-Term Bond ETF	0.35%
USAA Core Intermediate-Term Bond ETF	0.40%

Under the terms of the expense limitation agreements, as amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of December 31, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at December 31, 2021.

2023
USAA Core Short-Term Bond ETF	$41,935

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2021, the Adviser voluntarily waived the following amounts:

USAA Core Short-Term Bond ETF	$48,057
USAA Core Intermediate-Term Bond ETF	169,574

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor.

5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Debt Securities or Bond Risk — The Funds are subject to the risk that the market value of the bonds in the Funds' portfolios will fluctuate because of changes in interest rates, changes in the supply of and demand for debt securities, and other market factors. Bond prices generally are linked to the prevailing market interest rates. In general, when interest rates rise, bond prices typically fall; conversely, when interest rates fall, bond prices typically rise. The price volatility of a bond also depends on its duration, which is a measure of a bond's sensitivity to a change in interest rates. Generally, the longer the duration of a bond, the greater is its sensitivity to interest rates. To compensate investors for this higher interest rate risk, bonds with longer durations generally offer higher yields than bonds with shorter durations. Should the U.S. Federal Reserve raise interest rates, the Funds may be subject to risks associated with rising interest rates. The fixed-income securities in the Funds' portfolios also are subject to credit risk, which is the possibility that an issuer of a fixed-income security cannot make timely interest and principal payments on its securities or that negative market perceptions of the issuer's ability to make such payments will cause the price of that security to decline. The Funds accept some credit risk as a recognized means to enhance an investor's return.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

High-Yield Bond Risk — Fixed-income securities rated below investment grade, also known as "junk" or high-yield bonds, generally entail greater credit and liquidity risk than investment-grade securities. Their prices also may be more volatile, especially during economic downturns and financial setbacks or liquidity events. The Funds' values could be hurt by price declines due to actual or perceived changes in an issuer's ability to make such payments. These securities are considered by the major rating agencies to be predominantly speculative with respect to the issuer's continuing ability to pay principal and interest, and they carry a greater risk that the issuer of such securities will default on the timely payment of principal and interest. Issuers of securities that are in default or have defaulted may fail to resume principal or interest payments, in which case the Funds may lose their entire investment. The creditworthiness of issuers of these securities may be more complex to analyze than that of issuers of investment-grade debt securities, and the overreliance on credit ratings may present additional risks.

Asset-Backed and Mortgage-Backed Securities Risk — Mortgage- and asset-backed securities ("MBS" or "ABS," respectively) differ from conventional debt securities because principal is paid back over the life of the security rather than at maturity. MBS and ABS are subject to prepayment or call risk, which is the risk that a borrower's payments may be received earlier than expected due to changes in prepayment rates on underlying loans. As a result, the Funds may reinvest these early payments at lower interest rates, thereby reducing the Fund's income. These securities also are subject to extension risk, which is the risk that the life of the ABS or MBS may be extended due to higher interest rates and lower prepayments. As a result, the value of the securities will decrease. The value of MBS can be impacted by factors affecting the housing market, and MBS also are subject to the risk of high default rates on the mortgages within the mortgage pool. The liquidity of non-agency or privately issued ABS or MBS securities, in particular those that are rated as non-investment grade, may change dramatically over time.

LIBOR Discontinuation Risk — The London Interbank Offered Rate ("LIBOR") discontinuation may adversely affect the financial markets generally and the Funds' operations, finances and investments specifically. LIBOR has been the principal floating-rate benchmark in the financial markets, and a large portion of the Funds' assets are tied to LIBOR. However, LIBOR has been or will be discontinued as a floating rate benchmark. The date of discontinuation depends on the LIBOR currency and tenor. With limited exceptions, no new LIBOR obligations will be entered into after December 31, 2021. Existing LIBOR obligations have transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.

Non-LIBOR floating-rate obligations, including Secured Overnight Financing Rate ("SOFR")-based obligations, may have returns and values that fluctuate more than those of floating-rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid. Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest-rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.

Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates are expected to develop in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Such rates include Ameribor (American Interbank Offered Rate), BSBY (Bloomberg Short-Term Bank Yield Index) and BYI (Bank Yield Index). Unlike forward-looking SOFR-based term rates, such rates are intended to reflect a bank credit spread component.

It is not clear how replacement rates for LIBOR — including SOFR-based rates and non-SOFR-based rates — will develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month LIBOR plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.

The Funds had no borrowings under the Line of Credit agreement during the six months ended December 31, 2021.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
USAA Core Short-Term Bond ETF	Monthly	Monthly
USAA Core Intermediate-Term Bond ETF	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2022.

As of June 30, 2021, the Funds had no capital loss carryforwards for federal income tax purposes.

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Victory Portfolios II	Supplemental Information December 31, 2021

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021, through December 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/21	Actual Ending Account Value 12/31/21	Hypothetical Ending Account Value 12/31/21	Actual Expenses Paid During Period 7/1/21- 12/31/21*	Hypothetical Expenses Paid During Period 7/1/21- 12/31/21*	Annualized Expense Ratio During Period 7/1/21- 12/31/21
USAA Core Short-Term Bond ETF	$1,000.00	$1,000.40	$1,023.59	$1.61	$1.63	0.32%
USAA Core Intermediate- Term Bond ETF	1,000.00	998.20	1,023.44	1.76	1.79	0.35%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios II	Supplemental Information — continued December 31, 2021

  (Unaudited)

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on November 30, 2021. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 19, 2021, and November 30, 2021. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.

The Board noted that each Fund assumed the performance of its predecessor fund, that the Adviser became the investment adviser to each Fund on February 26, 2019, and that prior to that date each predecessor fund was managed by a different investment adviser.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk, liquidity and valuation of portfolio securities, and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable);

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  The fact that the Funds are actively managed exchange-traded funds ("ETFs");

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Trust and the Adviser.

The Board reviewed each Fund's current management fee in the context of the Adviser's profitability with respect to each Fund. The Board retained a consultant to provide comparative information about fees and performance. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund's gross management fee and total expense ratio on a net and gross basis with

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Victory Portfolios II	Supplemental Information — continued December 31, 2021

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the median gross management fee and median expense ratio of a universe of comparable ETFs compiled by the consultant and a peer group of funds with similar investment strategies selected by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund's peer group, including the consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors.

The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's net annual expense ratio was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over the one-year period against the performance of the Fund's selected peer group and benchmark index. The Board recognized that the performance of the Funds and the peer group funds are net of expenses, while the performance of the benchmark index is gross returns.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

VictoryShares USAA Core Short-Term Bond ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same period and considered the fact that the Fund outperformed both the benchmark index and the peer group median for both of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares USAA Core Intermediate-Term Bond ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one- and three-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same period and considered the fact that the Fund outperformed both the benchmark index and the peer group median for both of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests

60

Victory Portfolios II	Supplemental Information — continued December 31, 2021

  (Unaudited)

of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

61

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VS-BOND-ETF-SAR (12/21)

December 31, 2021

Semi Annual Report

VictoryShares USAA MSCI USA Value Momentum ETF

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF

VictoryShares USAA MSCI International Value Momentum ETF

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF

www.vcm.com

News, Information And Education 24 Hours A Day, 7 Days A Week

The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:

•  Detailed performance records

•  Daily share prices

•  The latest fund news

•  Investment resources to help you become a better investor

•  A section dedicated to investment professionals

Whether you're a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interested in planning tools, or an investment professional, www.vcm.com has what you seek. Visit us anytime. We're always open.

Victory Portfolios II

Investment Objective & Portfolio Holdings (Unaudited)	2
Schedules of Portfolio Investments
VictoryShares USAA MSCI USA Value Momentum ETF	6
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	12
VictoryShares USAA MSCI International Value Momentum ETF	25
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	38
Financial Statements
Statements of Assets and Liabilities	50
Statements of Operations	52
Statements of Changes in Net Assets	54
Financial Highlights	56
Notes to Financial Statements	60
Supplemental Information (Unaudited)	71
Proxy Voting and Portfolio Holdings Information	71
Expense Examples	71
Advisory Contract Approval	73
Privacy Policy (inside back cover)

1

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Select Value Momentum Blend Index.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

The J.M. Smucker Co.	1.1%
Public Storage	1.1%
Oracle Corp.	1.0%
Juniper Networks, Inc.	1.0%
Extra Space Storage, Inc.	0.9%
AbbVie, Inc.	0.9%
Archer-Daniels-Midland Co.	0.9%
Bristol-Myers Squibb Co.	0.9%
Alphabet, Inc., Class A	0.9%
The Kroger Co.	0.9%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

2

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI USA Small Cap Select Value Momentum Blend Index.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

National Fuel Gas Co.	0.5%
Weis Markets, Inc.	0.5%
Otter Tail Corp.	0.5%
Encore Wire Corp.	0.5%
Universal Corp.	0.5%
STAG Industrial, Inc.	0.5%
Life Storage, Inc.	0.4%
Ingles Markets, Inc., Class A	0.4%
Amphastar Pharmaceuticals, Inc.	0.4%
National Storage Affiliates Trust	0.4%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

3

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI World ex USA Select Value Momentum Blend Index.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

Loblaw Cos. Ltd.	1.1%
George Weston Ltd.	1.0%
Segro PLC	0.9%
Bank Leumi Le-Israel BM	0.9%
Tesco PLC	0.9%
Hermes International	0.9%
Koninklijke Ahold Delhaize NV	0.8%
Novo Nordisk A/S, Class B	0.8%
Merck KGaA	0.8%
Sofina SA	0.7%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

4

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	December 31, 2021

  (Unaudited)

Investment Objective and Portfolio Holdings:

The Fund seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the MSCI Emerging Markets Select Value Momentum Blend Index.

Top 10 Holdings*:

December 31, 2021

(% of Net Assets)

China Power International Development Ltd.	1.0%
Synnex Technology International Corp.	1.0%
WPG Holdings Ltd.	1.0%
Taishin Financial Holding Co. Ltd.	1.0%
Compal Electronics, Inc.	0.9%
Bank of China Ltd., Class H	0.9%
China Development Financial Holding Corp.	0.9%
Arca Continental SAB de CV	0.9%
KT&G Corp.	0.9%
Grupo Bimbo SAB de CV, Class A	0.8%

Sector Allocation*:

December 31, 2021

(% of Net Assets)

* Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.

Percentages are of the net assets of the Fund and may not equal 100%.

Refer to the Schedule of Portfolio Investments for a complete list of securities.

5

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (5.1%):
Alphabet, Inc., Class A (a)	1,177	$3,409,816
AMC Entertainment Holdings, Inc. (a) (b)	13,974	380,093
AT&T, Inc.	60,436	1,486,726
Discovery, Inc., Class A (a) (b)	64,310	1,513,857
DISH Network Corp., Class A (a) (b)	50,117	1,625,795
Liberty Global PLC, Class C (a)	90,634	2,545,909
Lumen Technologies, Inc. (b)	187,747	2,356,225
News Corp., Class A	105,735	2,358,948
The Interpublic Group of Cos., Inc.	60,671	2,272,129
ViacomCBS, Inc., Class B	40,676	1,227,602
		19,177,100
Consumer Discretionary (9.4%):
Advance Auto Parts, Inc.	4,950	1,187,406
AutoZone, Inc. (a)	738	1,547,136
Bath & Body Works, Inc.	17,486	1,220,348
BorgWarner, Inc.	45,583	2,054,426
D.R. Horton, Inc.	21,477	2,329,181
DoorDash, Inc., Class A (a)	4,356	648,608
eBay, Inc.	16,999	1,130,433
Ford Motor Co.	120,481	2,502,390
Garmin Ltd.	9,128	1,242,960
General Motors Co. (a)	33,916	1,988,495
Genuine Parts Co.	9,938	1,393,308
Lear Corp.	11,423	2,089,838
Lennar Corp., Class A	17,095	1,985,755
LKQ Corp.	32,919	1,976,128
Mohawk Industries, Inc. (a)	7,971	1,452,157
Newell Brands, Inc.	84,623	1,848,166
PulteGroup, Inc.	32,663	1,867,017
Target Corp. (c)	10,726	2,482,425
Tesla, Inc. (a)	602	636,182
Tractor Supply Co.	6,242	1,489,341
Whirlpool Corp.	9,290	2,179,991
		35,251,691
Consumer Staples (8.2%):
Archer-Daniels-Midland Co.	51,249	3,463,920
Bunge Ltd.	32,082	2,995,176
Costco Wholesale Corp.	3,895	2,211,191
Keurig Dr Pepper, Inc.	57,030	2,102,126
Molson Coors Beverage Co., Class B	54,078	2,506,515
The Estee Lauder Cos., Inc.	4,123	1,526,335
The J.M. Smucker Co.	30,020	4,077,316
The Kraft Heinz Co.	73,108	2,624,577
The Kroger Co.	73,940	3,346,524
Tyson Foods, Inc., Class A	35,317	3,078,230
Walgreens Boots Alliance, Inc.	52,395	2,732,923
		30,664,833

See notes to financial statements.

6

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Energy (3.0%):
ConocoPhillips	32,284	$2,330,259
Devon Energy Corp.	39,737	1,750,415
Diamondback Energy, Inc.	5,952	641,923
EOG Resources, Inc.	22,388	1,988,726
Exxon Mobil Corp.	42,899	2,624,990
Pioneer Natural Resources Co.	11,519	2,095,076
		11,431,389
Financials (12.1%):
AGNC Investment Corp.	136,035	2,045,966
Ally Financial, Inc.	31,379	1,493,954
American Financial Group, Inc.	6,663	914,963
American International Group, Inc.	32,163	1,828,788
Athene Holding Ltd., Class A (a)	19,189	1,599,019
Bank of America Corp.	25,787	1,147,264
Blackstone, Inc.	18,013	2,330,702
Capital One Financial Corp.	10,463	1,518,077
Citigroup, Inc.	29,149	1,760,308
Citizens Financial Group, Inc.	41,116	1,942,731
Equitable Holdings, Inc.	56,572	1,854,996
Fifth Third Bancorp	22,672	987,366
Franklin Resources, Inc.	34,691	1,161,801
Invesco Ltd.	76,892	1,770,054
KKR & Co., Inc.	32,031	2,386,309
Lincoln National Corp.	18,251	1,245,813
Loews Corp.	47,575	2,747,932
MetLife, Inc.	34,165	2,134,971
Morgan Stanley	23,917	2,347,693
Prudential Financial, Inc.	18,940	2,050,066
Raymond James Financial, Inc.	13,596	1,365,038
Regions Financial Corp.	84,081	1,832,966
Signature Bank	3,033	981,084
Synchrony Financial	15,898	737,508
The Goldman Sachs Group, Inc.	6,005	2,297,213
Upstart Holdings, Inc. (a)	5,202	787,063
Wells Fargo & Co.	42,720	2,049,706
		45,319,351
Health Care (15.4%):
AbbVie, Inc.	25,964	3,515,526
Anthem, Inc.	5,489	2,544,371
Bio-Rad Laboratories, Inc., Class A (a)	1,772	1,338,870
Bio-Techne Corp.	2,768	1,431,997
Bristol-Myers Squibb Co.	54,902	3,423,140
Cardinal Health, Inc.	24,813	1,277,621
Centene Corp. (a)	29,518	2,432,283
Charles River Laboratories International, Inc. (a)	5,840	2,200,395
Cigna Corp.	10,948	2,513,989
CVS Health Corp.	29,996	3,094,387
Danaher Corp.	5,232	1,721,380

See notes to financial statements.

7

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Eli Lilly & Co.	5,651	$1,560,919
HCA Healthcare, Inc.	8,316	2,136,547
Horizon Therapeutics PLC (a)	18,295	1,971,469
Jazz Pharmaceuticals PLC (a)	19,498	2,484,045
Laboratory Corp. of America Holdings (a)	7,857	2,468,748
McKesson Corp.	12,218	3,037,028
Merck & Co., Inc.	23,062	1,767,472
Moderna, Inc. (a)	8,120	2,062,318
Molina Healthcare, Inc. (a)	6,637	2,111,097
Novavax, Inc. (a) (b)	2,956	422,915
PerkinElmer, Inc.	7,612	1,530,469
Pfizer, Inc.	35,306	2,084,819
Quest Diagnostics, Inc.	9,061	1,567,644
Universal Health Services, Inc., Class B	15,939	2,066,651
Viatris, Inc.	151,460	2,049,254
Waters Corp. (a)	3,527	1,314,160
West Pharmaceutical Services, Inc.	3,244	1,521,469
		57,650,983
Industrials (14.2%):
AMERCO, Inc.	3,873	2,812,689
Carrier Global Corp.	43,781	2,374,682
Deere & Co.	3,313	1,135,995
Eaton Corp. PLC	15,998	2,764,774
Expeditors International of Washington, Inc.	13,555	1,820,301
FedEx Corp.	4,073	1,053,441
Generac Holdings, Inc. (a)	5,171	1,819,778
General Dynamics Corp.	14,492	3,021,147
General Electric Co.	8,807	831,997
Huntington Ingalls Industries, Inc.	6,660	1,243,688
Ingersoll Rand, Inc. (c)	21,045	1,302,054
Jacobs Engineering Group, Inc.	18,909	2,632,700
Johnson Controls International PLC	35,857	2,915,533
Knight-Swift Transportation Holdings, Inc.	47,344	2,885,143
L3Harris Technologies, Inc.	12,716	2,711,560
Old Dominion Freight Line, Inc.	4,439	1,590,849
Owens Corning, Inc.	21,424	1,938,872
Parker-Hannifin Corp.	3,626	1,153,503
Raytheon Technologies Corp.	26,236	2,257,870
Republic Services, Inc. (c)	14,233	1,984,792
Robert Half International, Inc.	22,342	2,491,580
Sensata Technologies Holding PLC (a)	18,692	1,153,110
Snap-on, Inc.	11,270	2,427,333
Textron, Inc.	27,424	2,117,133
Trane Technologies PLC	6,513	1,315,821
United Rentals, Inc. (a)	4,949	1,644,503
Westinghouse Air Brake Technologies Corp.	21,903	2,017,485
		53,418,333

See notes to financial statements.

8

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Information Technology (16.3%):
Affirm Holdings, Inc. (a)	8,460	$850,738
Applied Materials, Inc.	13,865	2,181,796
Arrow Electronics, Inc. (a)	21,376	2,870,156
Asana, Inc., Class A (a)	8,593	640,608
Bill.com Holdings, Inc. (a)	3,749	934,063
Broadcom, Inc.	2,734	1,819,231
Cisco Systems, Inc.	32,292	2,046,344
Cloudflare, Inc., Class A (a)	14,620	1,922,530
Dell Technologies, Inc., Class C (a)	32,920	1,849,116
EPAM Systems, Inc. (a)	4,201	2,808,158
F5, Inc. (a)	12,822	3,137,672
Fortinet, Inc. (a)	6,767	2,432,060
Gartner, Inc. (a)	6,648	2,222,559
Hewlett Packard Enterprise Co.	164,739	2,597,934
HP, Inc.	74,757	2,816,096
Intel Corp.	51,243	2,639,015
International Business Machines Corp.	10,647	1,423,078
Intuit, Inc.	2,440	1,569,457
Juniper Networks, Inc.	100,549	3,590,605
Micron Technology, Inc.	27,290	2,542,064
NetApp, Inc.	27,623	2,541,040
NXP Semiconductors NV	5,355	1,219,762
ON Semiconductor Corp. (a)	14,208	965,007
Oracle Corp.	41,307	3,602,384
Qorvo, Inc. (a)	13,890	2,172,257
Seagate Technology Holdings PLC	26,483	2,992,049
TE Connectivity Ltd.	8,169	1,317,986
VMware, Inc., Class A	5,122	593,537
Western Digital Corp. (a)	28,218	1,840,096
Zebra Technologies Corp. (a)	1,928	1,147,546
		61,284,944
Materials (4.6%):
Albemarle Corp.	3,454	807,442
CF Industries Holdings, Inc.	14,876	1,052,923
Corteva, Inc.	51,998	2,458,465
Freeport-McMoRan, Inc.	44,480	1,856,150
International Paper Co.	21,293	1,000,345
LyondellBasell Industries NV, Class A	19,911	1,836,392
Nucor Corp.	20,236	2,309,939
Steel Dynamics, Inc.	32,681	2,028,510
The Mosaic Co.	50,055	1,966,661
Westrock Co.	41,393	1,836,194
		17,153,021
Real Estate (6.6%):
AvalonBay Communities, Inc.	4,890	1,235,165
Camden Property Trust	16,792	3,000,394
CBRE Group, Inc., Class A (a)	22,007	2,387,980
Equity Residential	14,390	1,302,295

See notes to financial statements.

9

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Extra Space Storage, Inc.	15,519	$3,518,623
Iron Mountain, Inc.	54,494	2,851,671
Mid-America Apartment Communities, Inc.	12,671	2,907,234
Public Storage	10,555	3,953,481
Regency Centers Corp.	12,382	932,984
Simon Property Group, Inc.	9,084	1,451,351
UDR, Inc.	20,945	1,256,490
		24,797,668
Utilities (4.8%):
CenterPoint Energy, Inc.	38,416	1,072,191
Duke Energy Corp. (c)	14,564	1,527,764
Edison International	20,458	1,396,259
Evergy, Inc. (c)	19,782	1,357,243
Exelon Corp.	57,085	3,297,230
FirstEnergy Corp.	32,855	1,366,439
NRG Energy, Inc.	60,803	2,619,393
PG&E Corp. (a)	105,839	1,284,885
UGI Corp.	61,298	2,814,191
Vistra Corp.	58,382	1,329,358
		18,064,953
Total Common Stocks (Cost $313,473,773)		374,214,266
Collateral for Securities Loaned^ (0.7%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (d)	60,722	60,722
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (d)	1,192,583	1,192,583
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (d)	30,303	30,303
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (d)	241,628	241,628
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (d)	1,086,406	1,086,406
Total Collateral for Securities Loaned (Cost $2,611,642)		2,611,642
Total Investments (Cost $316,085,415) — 100.4%		376,825,908
Liabilities in excess of other assets — (0.4)%		(1,377,671)
NET ASSETS — 100.00%		$375,448,237

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

See notes to financial statements.

10

Victory Portfolios II VictoryShares USAA MSCI USA Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	4	3/18/22	$937,929	$951,700	$13,771
Total unrealized appreciation					$13,771
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$13,771

See notes to financial statements.

11

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Communication Services (3.4%):
AMC Networks, Inc., Class A (a)	14,190	$488,704
Cars.com, Inc. (a)	19,133	307,850
Consolidated Communications Holdings, Inc. (a)	28,072	209,979
Entercom Communications Corp. (a)	150,656	387,186
Gannett Co., Inc. (a)	41,684	222,176
Globalstar, Inc. (a)	318,985	370,023
Gray Television, Inc.	29,231	589,297
IDT Corp., Class B (a)	4,026	177,788
iHeartMedia, Inc., Class A (a)	27,432	577,169
John Wiley & Sons, Inc., Class A	8,346	477,975
Liberty Latin America Ltd., Class C (a)	25,758	293,641
Lions Gate Entertainment Corp., Class A (a)	39,752	661,473
Loyalty Ventures, Inc. (a)	1,090	32,776
Magnite, Inc. (a)	8,740	152,950
Nexstar Media Group, Inc., Class A	2,348	354,501
Scholastic Corp.	22,483	898,421
TechTarget, Inc. (a)	3,315	317,113
TEGNA, Inc.	41,701	773,970
Telephone & Data Systems, Inc.	44,801	902,740
The EW Scripps Co., Class A (a)	27,263	527,539
United States Cellular Corp. (a)	27,850	877,832
WideOpenWest, Inc. (a)	13,660	293,963
		9,895,066
Consumer Discretionary (11.6%):
Abercrombie & Fitch Co. (a)	12,086	420,955
Academy Sports & Outdoors, Inc. (a)	5,911	259,493
Adtalem Global Education, Inc. (a)	14,990	443,104
American Axle & Manufacturing Holdings, Inc. (a)	22,965	214,263
American Eagle Outfitters, Inc. (b)	8,998	227,829
Asbury Automotive Group, Inc. (a)	1,943	335,614
AutoNation, Inc. (a)	6,206	725,171
Big Lots, Inc.	4,832	217,682
Boot Barn Holdings, Inc. (a)	5,007	616,111
Caleres, Inc.	16,680	378,302
Capri Holdings Ltd. (a)	8,142	528,497
Carriage Services, Inc.	8,036	517,840
Century Communities, Inc.	6,512	532,616
Citi Trends, Inc. (a)	6,310	597,873
Clarus Corp.	15,754	436,701
Crocs, Inc. (a)	3,035	389,148
Dana, Inc.	22,485	513,108
Dick's Sporting Goods, Inc. (b)	4,871	560,116
Dillard's, Inc., Class A	1,966	481,709
Ethan Allen Interiors, Inc.	34,025	894,517
Foot Locker, Inc.	12,183	531,544
Funko, Inc., Class A (a)	26,305	494,534

See notes to financial statements.

12

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
GameStop Corp., Class A (a) (b)	2,441	$362,220
Genesco, Inc. (a)	6,550	420,314
G-III Apparel Group Ltd. (a)	13,933	385,108
Golden Entertainment, Inc. (a)	9,141	461,895
Graham Holdings Co., Class B	1,775	1,117,948
Green Brick Partners, Inc. (a)	25,964	787,488
Group 1 Automotive, Inc.	3,080	601,278
GrowGeneration Corp. (a) (c)	9,658	126,037
H&R Block, Inc.	16,410	386,620
Haverty Furniture Cos., Inc. (b)	9,894	302,460
Hibbett, Inc.	5,731	412,231
Houghton Mifflin Harcourt Co. (a)	13,621	219,298
Hovnanian Enterprises, Inc., Class A (a)	4,540	577,897
KB Home	12,849	574,736
Kohl's Corp. (c)	7,521	371,462
Laureate Education, Inc., Class A	36,822	450,701
M/I Homes, Inc. (a)	8,343	518,768
Macy's, Inc.	18,772	491,451
MarineMax, Inc. (a) (b)	10,328	609,765
MDC Holdings, Inc.	13,131	733,104
Meritage Homes Corp. (a)	5,161	629,952
Modine Manufacturing Co. (a)	36,180	365,056
Movado Group, Inc.	16,291	681,453
Penske Automotive Group, Inc.	6,939	744,000
Perdoceo Education Corp. (a)	75,789	891,279
PVH Corp.	2,330	248,495
Qurate Retail, Inc., Class A	61,094	464,314
Rent-A-Center, Inc.	12,637	607,081
Revolve Group, Inc. (a)	8,273	463,619
Service Corp. International	8,043	570,973
Shoe Carnival, Inc.	6,511	254,450
Shutterstock, Inc.	7,277	806,874
Signet Jewelers Ltd.	5,201	452,643
Skyline Champion Corp. (a)	3,751	296,254
Smith & Wesson Brands, Inc.	26,065	463,957
Sportsman's Warehouse Holdings, Inc. (a)	17,598	207,656
Tapestry, Inc.	7,108	288,585
Taylor Morrison Home Corp. (a)	16,466	575,651
Tenneco, Inc., Class A (a)	31,461	355,509
The Buckle, Inc. (b)	8,128	343,896
The Container Store Group, Inc. (a)	16,877	168,432
The Goodyear Tire & Rubber Co. (a)	32,559	694,158
The ODP Corp. (a)	12,690	498,463
Toll Brothers, Inc.	10,050	727,520
TravelCenters of America, Inc. (a)	3,883	200,440
Tri Pointe Homes, Inc. (a)	24,156	673,711
Vista Outdoor, Inc. (a)	11,049	509,027
XPEL, Inc. (a)	3,913	267,180
Zumiez, Inc. (a)	12,580	603,714
		34,281,850

See notes to financial statements.

13

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (4.8%):
Celsius Holdings, Inc. (a)	6,273	$467,778
Central Garden & Pet Co., Class A (a)	9,880	472,758
Coca-Cola Consolidated, Inc.	1,718	1,063,768
Coty, Inc., Class A (a) (c)	20,513	215,386
Darling Ingredients, Inc. (a)	10,616	735,583
Edgewell Personal Care Co.	8,825	403,391
Fresh Del Monte Produce, Inc.	24,298	670,625
Hostess Brands, Inc. (a)	40,857	834,300
Ingles Markets, Inc., Class A	14,427	1,245,627
Pilgrim's Pride Corp. (a)	35,470	1,000,254
Sanderson Farms, Inc.	5,148	983,680
Seaboard Corp.	283	1,113,608
SpartanNash Co.	28,129	724,603
The Andersons, Inc.	20,926	810,045
United Natural Foods, Inc. (a)	10,851	532,567
Universal Corp.	24,625	1,352,405
Weis Markets, Inc. (b) (c)	22,261	1,466,555
		14,092,933
Energy (3.5%):
Antero Resources Corp. (a)	30,224	528,920
Arch Resources, Inc.	3,783	345,464
Berry Corp.	24,522	206,475
Callon Petroleum Co. (a) (b)	12,002	567,094
Centennial Resource Development, Inc., Class A (a)	83,046	496,615
Civitas Resources, Inc.	12,527	613,447
CNX Resources Corp. (a)	24,718	339,873
CONSOL Energy, Inc. (a)	9,345	212,225
Dorian LPG Ltd.	61,219	776,869
EQT Corp. (a)	14,981	326,736
Gevo, Inc. (a) (b)	42,821	183,274
Helix Energy Solutions Group, Inc. (a)	125,227	390,708
International Seaways, Inc.	39,836	584,792
Laredo Petroleum, Inc. (a) (b)	3,354	201,676
Magnolia Oil & Gas Corp., Class A	14,389	271,520
Marathon Oil Corp.	44,587	732,119
Matador Resources Co.	8,274	305,476
Meta Materials, Inc. (a) (b)	51,259	126,097
Northern Oil and Gas, Inc.	11,278	232,101
Ovintiv, Inc.	17,784	599,321
PDC Energy, Inc.	10,378	506,239
Peabody Energy Corp. (a) (c)	21,681	218,328
SM Energy Co.	20,593	607,082
Transocean Ltd. (a) (b)	144,331	398,354
Whiting Petroleum Corp. (a)	8,577	554,760
		10,325,565

See notes to financial statements.

14

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (11.8%):
Affiliated Managers Group, Inc.	2,428	$399,430
A-Mark Precious Metals, Inc.	4,384	267,862
American Equity Investment Life Holding Co.	14,185	552,080
American National Group, Inc.	4,597	868,098
Ameris Bancorp	7,517	373,445
Assured Guaranty Ltd.	12,452	625,090
Atlanticus Holdings Corp. (a)	3,188	227,368
B Riley Financial, Inc.	10,230	909,038
Berkshire Hills Bancorp, Inc.	12,903	366,832
Brighthouse Financial, Inc. (a)	10,430	540,274
BrightSpire Capital, Inc.	23,061	236,606
Chimera Investment Corp.	46,595	702,653
CIT Group, Inc.	9,710	498,511
Cowen, Inc., Class A	16,741	604,350
Customers Bancorp, Inc.	14,548	951,003
Dime Community Bancshares, Inc.	13,798	485,138
Donnelley Financial Solutions, Inc. (a)	15,453	728,454
Encore Capital Group, Inc. (a)	8,939	555,201
Enova International, Inc. (a)	14,477	592,978
Enstar Group Ltd. (a)	2,106	521,425
First Bancorp/Puerto Rico	25,041	345,065
Flagstar Bancorp, Inc.	16,613	796,427
Flushing Financial Corp.	16,941	411,666
FNB Corp.	68,697	833,295
Genworth Financial, Inc. (a)	155,973	631,691
Granite Point Mortgage Trust, Inc.	34,121	399,557
Great Western Bancorp, Inc.	9,740	330,770
Hancock Whitney Corp.	6,812	340,736
HarborOne Bancorp, Inc.	42,924	636,992
HCI Group, Inc.	7,463	623,459
Hope Bancorp, Inc.	58,303	857,637
Houlihan Lokey, Inc.	5,170	535,198
Janus Henderson Group PLC	18,896	792,498
Jefferies Financial Group, Inc.	22,295	865,046
LendingClub Corp. (a)	13,848	334,845
Meta Financial Group, Inc.	7,279	434,265
Metropolitan Bank Holding Corp. (a)	3,339	355,704
MFA Financial, Inc.	50,325	229,482
MGIC Investment Corp.	43,167	622,468
Midland States Bancorp, Inc.	18,236	452,070
Mr. Cooper Group, Inc. (a)	14,110	587,117
National Western Life Group, Inc., Class A	3,248	696,501
Navient Corp.	29,096	617,417
New Residential Investment Corp.	23,385	250,453
New York Community Bancorp, Inc.	39,212	478,779
Northfield Bancorp, Inc.	32,695	528,351
OFG Bancorp	13,217	351,044
Old Republic International Corp.	39,309	966,215

See notes to financial statements.

15

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
PacWest Bancorp	6,785	$306,478
Pennymac Financial Services	9,453	659,630
Pinnacle Financial Partners, Inc.	8,289	791,600
Popular, Inc.	10,120	830,245
Radian Group, Inc.	14,346	303,131
Ready Capital Corp.	16,933	264,663
ServisFirst Bancshares, Inc.	6,924	588,125
Silvergate Capital Corp., Class A (a)	5,975	885,495
SiriusPoint Ltd. (a)	98,163	798,065
SLM Corp.	21,407	421,076
State Auto Financial Corp.	8,553	442,105
Sterling Bancorp	25,877	667,368
Triumph Bancorp, Inc. (a)	4,225	503,113
Universal Insurance Holdings, Inc.	30,204	513,468
Unum Group	23,771	584,054
		34,869,200
Health Care (25.0%):
Agios Pharmaceuticals, Inc. (a)	7,407	243,468
Alkermes PLC (a)	31,476	732,132
Anavex Life Sciences Corp. (a)	22,593	391,763
Atea Pharmaceuticals, Inc. (a)	33,271	297,443
Aurinia Pharmaceuticals, Inc. (a)	7,449	170,359
Avid Bioservices, Inc. (a)	16,432	479,486
Beam Therapeutics, Inc. (a) (b)	5,985	476,945
BioCryst Pharmaceuticals, Inc. (a)	14,915	206,573
Biohaven Pharmaceutical Holding Co. Ltd. (a)	2,409	331,984
C4 Therapeutics, Inc. (a)	7,115	229,103
CareDx, Inc. (a)	3,387	154,041
Castle Biosciences, Inc. (a)	4,398	188,542
Catalyst Pharmaceuticals, Inc. (a)	78,759	533,198
Celldex Therapeutics, Inc. (a)	9,854	380,759
Cerevel Therapeutics Holdings, Inc. (a)	7,888	255,729
Curis, Inc. (a)	72,122	343,301
Dynavax Technologies Corp. (a) (b)	13,190	185,583
Eagle Pharmaceuticals, Inc. (a)	18,179	925,675
Emergent BioSolutions, Inc. (a)	13,109	569,848
Enanta Pharmaceuticals, Inc. (a)	5,120	382,874
Exelixis, Inc. (a)	20,995	383,789
Fate Therapeutics, Inc. (a)	2,480	145,105
Halozyme Therapeutics, Inc. (a)	10,183	409,458
Humanigen, Inc. (a)	18,131	67,447
Ideaya Biosciences, Inc. (a)	12,235	289,235
Inhibrx, Inc. (a)	6,699	292,545
Intellia Therapeutics, Inc. (a)	3,112	367,963
Ironwood Pharmaceuticals, Inc. (a)	63,201	736,924
IVERIC bio, Inc. (a)	13,646	228,161
Ligand Pharmaceuticals, Inc. (a)	2,052	316,952
Morphic Holding, Inc. (a)	4,840	229,319

See notes to financial statements.

16

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Myriad Genetics, Inc. (a)	15,105	$416,898
Natera, Inc. (a)	2,909	271,672
Ocugen, Inc. (a) (b)	61,302	278,924
OPKO Health, Inc. (a)	112,822	542,674
Organogenesis Holdings, Inc. (a)	48,578	448,861
Protagonist Therapeutics, Inc. (a)	4,404	150,617
Prothena Corp. PLC (a)	8,137	401,968
Repligen Corp. (a)	2,866	759,031
Rubius Therapeutics, Inc. (a)	13,444	130,138
Sorrento Therapeutics, Inc. (a) (b)	36,760	170,934
SpringWorks Therapeutics, Inc. (a)	3,716	230,318
United Therapeutics Corp. (a)	5,442	1,175,907
Vanda Pharmaceuticals, Inc. (a)	43,573	683,660
Veracyte, Inc. (a)	5,998	247,118
Vericel Corp. (a)	5,078	199,565
Xenon Pharmaceuticals, Inc. (a)	7,545	235,706
AngioDynamics, Inc. (a)	28,452	784,706
Anika Therapeutics, Inc. (a) (b)	7,989	286,246
AtriCure, Inc. (a)	11,056	768,724
Atrion Corp.	747	526,560
Avanos Medical, Inc. (a)	10,919	378,562
BioLife Solutions, Inc. (a)	10,898	406,168
CONMED Corp.	5,508	780,814
CryoPort, Inc. (a)	8,158	482,709
Cutera, Inc. (a)	5,647	233,334
Envista Holdings Corp. (a)	13,518	609,121
Establishment Labs Holdings, Inc. (a)	8,470	572,487
Globus Medical, Inc. (a)	5,860	423,092
Heska Corp. (a)	3,721	679,045
ICU Medical, Inc. (a)	1,881	446,437
Inogen, Inc. (a)	4,919	167,246
Integer Holdings Corp. (a)	7,780	665,890
Integra LifeSciences Holdings Corp. (a)	13,905	931,496
Lantheus Holdings, Inc. (a)	25,033	723,203
LeMaitre Vascular, Inc.	15,902	798,757
LivaNova PLC (a)	4,249	371,490
Meridian Bioscience, Inc. (a)	26,794	546,598
Merit Medical Systems, Inc. (a)	12,064	751,587
Mesa Laboratories, Inc.	1,657	543,645
Natus Medical, Inc. (a)	31,673	751,600
NuVasive, Inc. (a)	6,291	330,152
OraSure Technologies, Inc. (a)	56,165	488,074
Orthofix Medical, Inc. (a)	25,187	783,064
OrthoPediatrics Corp. (a)	5,868	351,258
Quidel Corp. (a)	1,973	266,335
Senseonics Holdings, Inc. (a) (b)	64,222	171,473
Shockwave Medical, Inc. (a)	2,840	506,457
STAAR Surgical Co. (a)	2,068	188,808
Varex Imaging Corp. (a)	26,606	839,419
See notes to financial statements.

17

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Acadia Healthcare Co., Inc. (a)	8,734	$530,154
Addus HomeCare Corp. (a)	8,939	835,886
AMN Healthcare Services, Inc. (a)	7,366	901,083
Apollo Medical Holdings, Inc. (a) (b)	5,946	436,912
CorVel Corp. (a)	5,771	1,200,368
Covetrus, Inc. (a)	28,139	561,936
Cross Country Healthcare, Inc. (a)	13,454	373,483
Encompass Health Corp.	6,212	405,395
Fulgent Genetics, Inc. (a)	4,788	481,625
Hanger, Inc. (a)	12,477	226,208
LHC Group, Inc. (a)	2,881	395,360
Magellan Health, Inc. (a)	8,628	819,574
MEDNAX, Inc. (a)	19,038	518,024
ModivCare, Inc. (a)	5,043	747,826
National HealthCare Corp. (c)	15,625	1,061,562
Option Care Health, Inc. (a)	22,673	644,820
Owens & Minor, Inc.	10,974	477,369
Patterson Cos., Inc. (c)	12,597	369,722
Premier, Inc., Class A	25,322	1,042,507
Progyny, Inc. (a)	4,836	243,493
RadNet, Inc. (a)	20,512	617,616
Select Medical Holdings Corp.	19,094	561,364
Surgery Partners, Inc. (a)	9,420	503,122
Tenet Healthcare Corp. (a)	5,868	479,357
The Ensign Group, Inc.	9,939	834,478
The Joint Corp. (a)	6,933	455,429
Tivity Health, Inc. (a) (b)	17,691	467,750
Triple-S Management Corp., Class B (a)	20,018	714,242
Allscripts Healthcare Solutions, Inc. (a)	41,887	772,815
Change Healthcare, Inc. (a)	26,651	569,798
Computer Programs and Systems, Inc. (a) (b)	26,934	789,166
Evolent Health, Inc., Class A (a)	19,343	535,221
HealthStream, Inc. (a)	44,039	1,160,868
NextGen Healthcare, Inc. (a)	41,335	735,350
Omnicell, Inc. (a)	5,229	943,521
OptimizeRx Corp. (a)	7,638	474,396
Phreesia, Inc. (a)	4,192	174,639
Vocera Communications, Inc. (a)	14,748	956,260
BioNano Genomics, Inc. (a)	64,885	194,006
Bruker Corp.	12,010	1,007,759
Codexis, Inc. (a)	8,053	251,817
Medpace Holdings, Inc. (a)	3,837	835,085
Pacific Biosciences of California, Inc. (a)	8,226	168,304
Syneos Health, Inc. (a)	7,042	723,073
Aclaris Therapeutics, Inc. (a)	15,791	229,601
Amneal Pharmaceuticals, Inc. (a)	104,020	498,256
Amphastar Pharmaceuticals, Inc. (a)	52,298	1,218,020
ANI Pharmaceuticals, Inc. (a)	20,616	949,985
Arvinas, Inc. (a)	6,116	502,368

See notes to financial statements.

18

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
BioDelivery Sciences International, Inc. (a)	218,236	$676,532
Cassava Sciences, Inc. (a) (b)	6,659	290,998
Collegium Pharmaceutical, Inc. (a)	27,282	509,628
Corcept Therapeutics, Inc. (a)	26,904	532,699
Endo International PLC (a)	95,064	357,441
Harmony Biosciences Holdings, Inc. (a)	7,325	312,338
Innoviva, Inc. (a)	51,042	880,474
Oramed Pharmaceuticals, Inc. (a)	7,990	114,097
Pacira BioSciences, Inc. (a)	13,935	838,469
Perrigo Co. PLC	21,113	821,296
Phibro Animal Health Corp., Class A	15,693	320,451
Prestige Consumer Healthcare, Inc. (a)	17,921	1,086,909
SIGA Technologies, Inc. (a)	45,638	343,198
Supernus Pharmaceuticals, Inc. (a)	25,675	748,683
Tilray, Inc., Class 2 (a) (b)	20,268	142,484
Zomedica Corp. (a) (b)	480,271	147,203
		73,564,125
Industrials (13.3%):
ACCO Brands Corp.	73,243	604,987
Acuity Brands, Inc.	4,011	849,209
Advanced Drainage Systems, Inc.	3,251	442,559
AGCO Corp.	3,228	374,513
Air Lease Corp.	13,941	616,610
Altra Industrial Motion Corp.	5,119	263,987
ArcBest Corp.	9,030	1,082,245
Argan, Inc.	25,175	974,021
Atkore, Inc. (a)	5,909	657,022
Atlas Air Worldwide Holdings, Inc. (a)	7,163	674,182
Avis Budget Group, Inc. (a) (c)	795	164,859
Beacon Roofing Supply, Inc. (a)	5,680	325,748
Boise Cascade Co.	11,798	840,018
Builders FirstSource, Inc. (a)	10,500	899,955
Comfort Systems USA, Inc.	4,036	399,322
CRA International, Inc.	3,550	331,428
DXP Enterprises, Inc. (a)	17,443	447,762
EMCOR Group, Inc.	7,962	1,014,279
Encore Wire Corp.	9,627	1,377,624
Genco Shipping & Trading Ltd.	34,565	553,040
GMS, Inc. (a)	10,755	646,483
GrafTech International Ltd.	25,999	307,568
Granite Construction, Inc.	15,568	602,482
Great Lakes Dredge & Dock Corp. (a)	27,910	438,745
Heidrick & Struggles International, Inc.	19,159	837,823
Herc Holdings, Inc.	3,529	552,465
Hub Group, Inc., Class A (a)	6,143	517,486
Insteel Industries, Inc.	7,764	309,085
Interface, Inc.	17,980	286,781
Kelly Services, Inc., Class A	41,582	697,330

See notes to financial statements.

19

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Kforce, Inc.	8,158	$613,645
Korn Ferry	10,655	806,903
ManpowerGroup, Inc.	3,774	367,323
MasTec, Inc. (a)	3,714	342,728
Matson, Inc.	10,090	908,403
Matthews International Corp., Class A	10,688	391,929
Mueller Industries, Inc.	16,573	983,773
MYR Group, Inc. (a)	7,057	780,151
NOW, Inc. (a)	79,922	682,534
nVent Electric PLC	24,962	948,556
Primoris Services Corp.	28,104	673,934
Quanex Building Products Corp.	14,077	348,828
Quanta Services, Inc.	8,710	998,689
Regal Rexnord Corp.	6,213	1,057,328
Resideo Technologies, Inc. (a)	20,507	533,797
Resources Connection, Inc.	57,459	1,025,069
REV Group, Inc.	30,919	437,504
Rush Enterprises, Inc., Class A	18,628	1,036,462
Ryder System, Inc.	8,762	722,252
SkyWest, Inc. (a)	12,518	491,957
Sterling Construction Co., Inc. (a)	25,515	671,044
Terex Corp.	7,233	317,890
The Greenbrier Cos., Inc.	14,501	665,451
The Manitowoc Co., Inc. (a)	26,835	498,863
Triton International Ltd.	16,196	975,485
TrueBlue, Inc. (a)	33,944	939,230
Tutor Perini Corp. (a)	37,189	460,028
UFP Industries, Inc.	4,353	400,519
Veritiv Corp. (a)	4,249	520,800
Watts Water Technologies, Inc., Class A	2,935	569,889
WESCO International, Inc. (a)	4,884	642,685
Zurn Water Solutions Corp.	11,744	427,482
		39,330,749
Information Technology (13.8%):
A10 Networks, Inc.	20,140	333,921
Alliance Data Systems Corp.	6,089	405,345
Alpha & Omega Semiconductor Ltd. (a)	17,794	1,077,605
Ambarella, Inc. (a)	1,730	351,000
Amkor Technology, Inc.	26,181	649,027
Avaya Holdings Corp. (a)	13,005	257,499
Avid Technology, Inc. (a)	9,443	307,558
Avnet, Inc.	25,012	1,031,245
Axcelis Technologies, Inc. (a)	5,068	377,870
Belden, Inc.	5,248	344,951
Benchmark Electronics, Inc.	36,150	979,665
Calix, Inc. (a)	9,603	767,952
Cambium Networks Corp. (a)	9,255	237,206
Clearfield, Inc. (a)	4,838	408,424

See notes to financial statements.

20

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
CommScope Holding Co., Inc. (a)	18,084	$199,647
Comtech Telecommunications Corp.	11,241	266,299
Concentrix Corp.	3,867	690,723
Conduent, Inc. (a)	71,514	381,885
Consensus Cloud Solutions, Inc. (a)	6,818	394,558
Digi International, Inc. (a)	14,422	354,348
Digital Turbine, Inc. (a)	4,434	270,430
Diodes, Inc. (a)	8,460	928,993
DXC Technology Co. (a)	16,872	543,110
Ebix, Inc.	14,042	426,877
EchoStar Corp., Class A (a)	34,539	910,103
ExlService Holdings, Inc. (a)	3,700	535,649
Fabrinet (a)	3,834	454,214
First Solar, Inc. (a)	3,717	323,974
Grid Dynamics Holdings, Inc. (a)	23,245	882,613
Ichor Holdings Ltd. (a)	5,349	246,214
Insight Enterprises, Inc. (a)	8,493	905,354
Jabil, Inc.	12,816	901,606
Kimball Electronics, Inc. (a)	17,568	382,280
Knowles Corp. (a)	44,144	1,030,762
Kulicke & Soffa Industries, Inc.	12,852	778,060
Marathon Digital Holdings, Inc. (a) (b)	10,970	360,474
MaxLinear, Inc. (a)	4,462	336,390
Methode Electronics, Inc.	18,453	907,334
MicroStrategy, Inc. (a) (b)	755	411,090
MicroVision, Inc. (a) (b)	16,426	82,294
Mimecast Ltd. (a)	4,976	395,940
NCR Corp. (a)	16,976	682,435
NETGEAR, Inc. (a)	14,610	426,758
NetScout Systems, Inc. (a)	33,824	1,118,898
Onto Innovation, Inc. (a)	9,135	924,736
Perficient, Inc. (a)	7,376	953,643
Photronics, Inc. (a)	56,131	1,058,069
Rambus, Inc. (a)	37,446	1,100,538
Ribbon Communications, Inc. (a)	46,225	279,661
Riot Blockchain, Inc. (a) (b)	13,190	294,533
Sanmina Corp. (a)	22,122	917,178
ScanSource, Inc. (a)	22,320	782,986
SiTime Corp. (a)	1,207	353,096
SMART Global Holdings, Inc. (a)	11,867	842,438
Sprout Social, Inc., Class A (a)	5,859	531,353
Super Micro Computer, Inc. (a)	7,980	350,721
Synaptics, Inc. (a)	3,090	894,586
TD SYNNEX Corp.	6,356	726,872
Teradata Corp. (a)	13,592	577,252
The Hackett Group, Inc.	20,780	426,613
TTEC Holdings, Inc.	3,809	344,905
TTM Technologies, Inc. (a)	64,958	967,874
Ultra Clean Holdings, Inc. (a)	10,835	621,496

See notes to financial statements.

21

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Vishay Intertechnology, Inc.	20,097	$439,521
Vishay Precision Group, Inc. (a)	12,059	447,630
Workiva, Inc. (a)	2,693	351,410
Xerox Holdings Corp.	35,306	799,328
Xperi Holding Corp.	31,730	600,014
Ziff Davis, Inc. (a)	8,786	974,016
		40,619,049
Materials (4.0%):
AdvanSix, Inc.	14,766	697,693
Alcoa Corp.	12,492	744,273
Alpha Metallurgical Resources, Inc. (a)	7,705	470,390
Clearwater Paper Corp. (a)	15,907	583,310
Cleveland-Cliffs, Inc. (a)	22,328	486,081
Commercial Metals Co.	24,182	877,565
Kraton Corp. (a)	5,481	253,880
Louisiana-Pacific Corp.	10,623	832,312
Mercer International, Inc.	62,733	752,169
Olin Corp.	11,996	690,010
Ranpak Holdings Corp. (a)	8,711	327,359
Reliance Steel & Aluminum Co.	6,923	1,123,049
Ryerson Holding Corp.	9,829	256,045
Schnitzer Steel Industries, Inc.	13,484	700,089
SunCoke Energy, Inc.	85,984	566,635
Trinseo PLC (a)	12,228	641,481
Tronox Holdings PLC, Class A	24,103	579,195
United States Steel Corp.	19,279	459,033
Warrior Met Coal, Inc.	14,941	384,133
Worthington Industries, Inc.	7,180	392,459
		11,817,161
Real Estate (7.1%):
American Homes 4 Rent, Class A	12,612	550,009
Brixmor Property Group, Inc.	12,303	312,619
Centerspace	4,475	496,277
City Office REIT, Inc.	55,856	1,101,480
CoreCivic, Inc. (a)	62,347	621,600
CorePoint Lodging, Inc. (a)	17,788	279,272
Cousins Properties, Inc.	10,762	433,493
CubeSmart	20,335	1,157,265
EastGroup Properties, Inc.	2,673	609,043
eXp World Holdings, Inc. (b)	5,412	182,330
First Industrial Realty Trust, Inc.	10,619	702,978
Independence Realty Trust, Inc.	36,254	936,441
Innovative Industrial Properties, Inc.	1,139	299,454
Jones Lang LaSalle, Inc. (a)	3,062	824,719
Kimco Realty Corp.	12,860	316,999
Life Storage, Inc.	8,237	1,261,744
LXP Industrial Trust	40,524	632,985
Marcus & Millichap, Inc. (a)	10,289	529,472

See notes to financial statements.

22

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
National Storage Affiliates Trust	17,358	$1,201,174
NETSTREIT Corp.	13,738	314,600
NexPoint Residential Trust, Inc.	5,205	436,335
One Liberty Properties, Inc.	11,894	419,620
Plymouth Industrial REIT, Inc.	14,377	460,064
PS Business Parks, Inc.	3,037	559,324
RE/MAX Holdings, Inc.	20,251	617,453
Realogy Holdings Corp. (a)	26,570	446,642
RPT Realty	18,968	253,792
SITE Centers Corp.	15,895	251,618
STAG Industrial, Inc.	27,906	1,338,372
Tanger Factory Outlet Centers, Inc. (b)	27,184	524,108
The GEO Group, Inc. (b)	38,084	295,151
The RMR Group, Inc., Class A	18,856	653,926
UMH Properties, Inc.	41,257	1,127,554
Urban Edge Properties	17,608	334,552
Urstadt Biddle Properties, Inc., Class A	15,705	334,516
		20,816,981
Utilities (1.4%):
Hawaiian Electric Industries, Inc.	15,499	643,209
MDU Resources Group, Inc.	15,287	471,451
National Fuel Gas Co.	24,548	1,569,599
Otter Tail Corp. (c)	19,370	1,383,405
		4,067,664
Total Common Stocks (Cost $249,242,669)		293,680,343
Rights (0.0%) (d)
Health Care (0.0%): (d)
Achillion Pharmaceuticals (a) (e) (f)	17,954	4,130
Total Rights (Cost $—)		4,130
Collateral for Securities Loaned^ (2.5%)
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (g)	172,164	172,164
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	3,381,329	3,381,329
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (g)	85,918	85,918
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (g)	685,087	685,087
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (g)	3,080,286	3,080,286
Total Collateral for Securities Loaned (Cost $7,404,784)		7,404,784
Total Investments (Cost $256,647,453) — 102.2%		301,089,257
Liabilities in excess of other assets — (2.2)%		(6,348,801)
NET ASSETS — 100.00%		$294,740,456

See notes to financial statements.

23

Victory Portfolios II VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  All or a portion of this security is on loan.

(c)  All or a portion of this security has been segregated as collateral for derivative instruments.

(d)  Amount represents less than 0.05% of net assets.

(e)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2021, illiquid securities were less than 0.05% of net assets.

(f)  Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of December 31, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(g)  Rate disclosed is the daily yield on December 31, 2021.

PLC — Public Limited Company

REIT — Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	8	3/18/22	$889,102	$897,120	$8,018
Total unrealized appreciation					$8,018
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$8,018

See notes to financial statements.

24

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Australia (2.8%):
Energy (0.3%):
Washington H Soul Pattinson & Co. Ltd. (a)	43,390	$934,099
Health Care (0.4%):
Sonic Healthcare Ltd.	41,860	1,419,153
Industrials (0.4%):
Reece Ltd.	65,006	1,277,510
Materials (1.0%):
BlueScope Steel Ltd.	110,656	1,681,458
Fortescue Metals Group Ltd.	57,365	801,196
South32 Ltd.	352,920	1,028,929
		3,511,583
Real Estate (0.7%):
Goodman Group	69,390	1,336,926
Stockland	427,564	1,318,049
		2,654,975
		9,797,320
Austria (1.6%):
Energy (0.4%):
OMV AG	26,938	1,530,168
Financials (0.7%):
Erste Group Bank AG	16,189	761,261
Raiffeisen Bank International AG	58,217	1,713,375
		2,474,636
Materials (0.2%):
voestalpine AG	18,837	685,488
Utilities (0.3%):
Verbund AG	8,400	944,743
		5,635,035
Belgium (0.7%):
Financials (0.7%):
Sofina SA	5,415	2,660,238
Canada (10.2%):
Communication Services (0.6%):
Shaw Communications, Inc., Class B (b)	69,294	2,106,002
Consumer Discretionary (0.2%):
Magna International, Inc.	9,876	800,228

See notes to financial statements.

25

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Consumer Staples (2.4%):
Empire Co. Ltd., Class A	34,607	$1,055,895
George Weston Ltd.	31,548	3,662,930
Loblaw Cos. Ltd.	45,405	3,725,428
		8,444,253
Energy (0.8%):
Cenovus Energy, Inc.	36,235	444,923
Imperial Oil Ltd.	47,015	1,697,997
Tourmaline Oil Corp.	18,383	594,357
		2,737,277
Financials (1.8%):
Bank of Montreal	23,500	2,533,717
Canadian Imperial Bank of Commerce	11,981	1,398,566
Fairfax Financial Holdings Ltd.	2,379	1,171,919
Power Corp. of Canada	33,210	1,098,981
		6,203,183
Industrials (0.9%):
TFI International, Inc.	7,639	857,970
WSP Global, Inc.	16,795	2,441,567
		3,299,537
Information Technology (0.5%):
Lightspeed Commerce, Inc. (c)	21,678	876,628
Nuvei Corp. (c) (d)	16,014	1,039,582
		1,916,210
Materials (1.3%):
First Quantum Minerals Ltd.	24,996	599,002
Nutrien Ltd.	15,149	1,140,297
Teck Resources Ltd., Class B	55,091	1,588,857
West Fraser Timber Co. Ltd.	14,376	1,373,468
		4,701,624
Real Estate (1.2%):
FirstService Corp.	10,509	2,068,272
RioCan Real Estate Investment Trust	112,762	2,047,864
		4,116,136
Utilities (0.5%):
AltaGas Ltd.	83,006	1,794,636
		36,119,086
China (0.2%):
Financials (0.2%):
Futu Holdings Ltd., ADR (c)	13,629	590,136
Denmark (2.5%):
Consumer Discretionary (0.3%):
Pandora A/S	9,263	1,154,856

See notes to financial statements.

26

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Financials (0.3%):
Danske Bank A/S	52,399	$904,930
Health Care (1.0%):
Demant A/S (c)	15,896	814,457
Novo Nordisk A/S, Class B	23,999	2,697,032
		3,511,489
Industrials (0.9%):
AP Moller — Maersk A/S, Class B	606	2,172,807
DSV A/S	4,489	1,048,423
		3,221,230
		8,792,505
Finland (1.3%):
Consumer Staples (0.3%):
Kesko Oyj, Class B	24,852	829,201
Industrials (0.2%):
Wartsila Oyj Abp	56,580	795,279
Information Technology (0.2%):
Nokia Oyj (c)	129,603	821,524
Utilities (0.6%):
Fortum Oyj	68,988	2,117,457
		4,563,461
France (9.9%):
Communication Services (0.8%):
Publicis Groupe SA	24,209	1,629,810
Vivendi SE	99,001	1,338,627
		2,968,437
Consumer Discretionary (2.2%):
Cie Generale des Etablissements Michelin SCA	6,845	1,122,086
Hermes International	1,753	3,062,044
LVMH Moet Hennessy Louis Vuitton SE	2,991	2,472,800
Renault SA (c)	31,979	1,110,819
		7,767,749
Consumer Staples (0.7%):
Carrefour SA	125,735	2,302,794
Energy (0.6%):
Bollore SA	374,318	2,094,325
Financials (2.2%):
AXA SA	30,764	916,080
BNP Paribas SA	22,887	1,581,672
CNP Assurances	59,959	1,483,037
Credit Agricole SA	105,455	1,505,044
Eurazeo SE	10,311	900,534

See notes to financial statements.

27

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Societe Generale SA	40,690	$1,397,670
		7,784,037
Health Care (0.5%):
Ipsen SA	7,813	715,240
Sartorius Stedim Biotech	1,541	845,373
		1,560,613
Industrials (0.9%):
Bouygues SA	47,535	1,702,254
Cie de Saint-Gobain	22,499	1,583,002
		3,285,256
Information Technology (0.5%):
Capgemini SE	7,476	1,832,124
Materials (0.3%):
EssilorLuxottica SA	5,083	1,082,323
Utilities (1.2%):
Electricite de France SA	110,067	1,292,992
Suez SA	41,508	935,092
Veolia Environnement SA	59,084	2,167,567
		4,395,651
		35,073,309
Germany (6.6%):
Consumer Discretionary (1.7%):
Bayerische Motoren Werke AG	19,116	1,923,665
Daimler AG	15,791	1,213,753
Porsche Automobil Holding SE, Preference Shares	15,611	1,481,301
Volkswagen AG, Preference Shares	6,946	1,401,917
		6,020,636
Financials (0.7%):
Commerzbank AG (c)	171,594	1,305,274
Deutsche Bank AG, Registered Shares (c)	107,016	1,340,879
		2,646,153
Health Care (1.9%):
Bayer AG, Registered Shares	31,830	1,701,268
Carl Zeiss Meditec AG	4,280	899,708
Fresenius SE & Co. KGaA	36,776	1,480,492
Merck KGaA	10,364	2,675,417
		6,756,885
Industrials (1.3%):
Brenntag SE	22,100	2,000,020
Daimler Truck Holding AG (c)	7,895	289,907
Deutsche Post AG, Registered Shares	34,299	2,205,340
		4,495,267

See notes to financial statements.

28

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Materials (0.6%):
Covestro AG (d)	13,175	$812,060
HeidelbergCement AG	20,605	1,394,677
		2,206,737
Utilities (0.4%):
Uniper SE	29,786	1,415,881
		23,541,559
Hong Kong (4.9%):
Consumer Discretionary (0.2%):
Chow Tai Fook Jewellery Group Ltd.	467,600	840,880
Consumer Staples (0.5%):
WH Group Ltd. (d)	2,518,615	1,579,727
Industrials (1.8%):
CK Hutchison Holdings Ltd.	341,805	2,205,250
Jardine Matheson Holdings Ltd.	38,300	2,106,883
SITC International Holdings Co. Ltd.	187,000	676,398
Xinyi Glass Holdings Ltd.	611,593	1,529,708
		6,518,239
Real Estate (1.5%):
CK Asset Holdings Ltd.	374,256	2,359,412
Hongkong Land Holdings Ltd.	203,700	1,059,240
Sino Land Co. Ltd.	783,629	975,980
Sun Hung Kai Properties Ltd.	87,560	1,062,450
		5,457,082
Utilities (0.9%):
CK Infrastructure Holdings Ltd.	207,500	1,321,444
Power Assets Holdings Ltd. (b)	276,500	1,723,626
		3,045,070
		17,440,998
Israel (3.6%):
Financials (2.0%):
Bank Hapoalim BM	134,722	1,389,467
Bank Leumi Le-Israel BM	297,275	3,194,913
Israel Discount Bank Ltd., Class A	176,392	1,186,753
Mizrahi Tefahot Bank Ltd.	33,636	1,296,851
		7,067,984
Health Care (0.4%):
Inmode Ltd. (c)	6,495	458,417
Teva Pharmaceutical Industries Ltd., ADR (c)	130,549	1,045,697
		1,504,114
Materials (0.6%):
ICL Group Ltd.	216,268	2,085,273

See notes to financial statements.

29

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Real Estate (0.6%):
Azrieli Group Ltd.	23,348	$2,227,977
		12,885,348
Italy (1.5%):
Communication Services (0.6%):
Telecom Italia SpA	3,899,178	1,925,312
Energy (0.2%):
Eni SpA	60,581	841,872
Financials (0.7%):
Intesa Sanpaolo SpA	325,143	840,820
UniCredit SpA	111,418	1,716,092
		2,556,912
		5,324,096
Japan (25.2%):
Communication Services (0.8%):
Dentsu Group, Inc.	11,200	398,767
KDDI Corp.	23,800	694,851
Konami Holdings Corp.	6,900	330,754
Nippon Telegraph & Telephone Corp.	58,600	1,602,970
		3,027,342
Consumer Discretionary (3.6%):
Aisin Corp.	20,400	781,243
Bridgestone Corp.	29,700	1,276,413
Denso Corp.	13,100	1,084,016
Honda Motor Co. Ltd.	34,100	956,476
Iida Group Holdings Co. Ltd.	44,700	1,038,749
Isuzu Motors Ltd.	54,600	678,499
Mazda Motor Corp. (c)	83,800	644,028
Nissan Motor Co. Ltd. (c)	160,300	773,694
Panasonic Corp.	39,000	428,422
Sekisui House Ltd.	30,900	662,517
Subaru Corp.	21,500	384,052
Sumitomo Electric Industries Ltd.	74,200	966,201
Toyota Industries Corp.	12,200	973,627
Toyota Motor Corp.	72,800	1,331,079
Yamaha Motor Co. Ltd.	30,400	728,354
		12,707,370
Consumer Staples (1.5%):
Asahi Group Holdings Ltd.	26,800	1,041,233
Japan Tobacco, Inc. (a)	88,300	1,780,876
Lawson, Inc.	13,200	624,723
Seven & i Holdings Co. Ltd.	31,200	1,369,869
Suntory Beverage & Food Ltd.	17,100	617,741
		5,434,442

See notes to financial statements.

30

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Energy (1.3%):
Ajinomoto Co., Inc.	44,600	$1,354,403
ENEOS Holdings, Inc.	273,800	1,023,109
Idemitsu Kosan Co. Ltd.	45,244	1,153,937
Inpex Corp.	107,100	931,911
		4,463,360
Financials (3.5%):
Concordia Financial Group Ltd.	239,700	870,085
Japan Post Bank Co. Ltd.	74,400	681,621
Japan Post Holdings Co. Ltd.	153,800	1,197,758
Japan Post Insurance Co. Ltd.	28,600	459,468
Mitsubishi HC Capital, Inc.	95,500	471,881
Mitsubishi UFJ Financial Group, Inc.	207,000	1,123,306
Mizuho Financial Group, Inc.	94,200	1,196,775
ORIX Corp.	46,900	956,083
Resona Holdings, Inc.	280,100	1,088,244
Sumitomo Mitsui Financial Group, Inc.	34,400	1,177,884
Sumitomo Mitsui Trust Holdings, Inc.	34,900	1,164,697
The Chiba Bank Ltd.	157,700	902,473
The Shizuoka Bank Ltd.	147,500	1,052,885
		12,343,160
Health Care (0.7%):
Medipal Holdings Corp.	68,000	1,272,546
Shionogi & Co. Ltd.	8,700	613,846
Sumitomo Dainippon Pharma Co. Ltd.	45,900	528,136
		2,414,528
Industrials (6.0%):
AGC, Inc.	20,800	991,637
Benefit One, Inc.	7,600	325,700
Dai Nippon Printing Co. Ltd.	42,700	1,072,738
Fuji Electric Co. Ltd.	18,200	992,541
Hitachi Ltd.	15,400	833,155
ITOCHU Corp.	45,800	1,399,196
Kajima Corp.	86,800	995,726
Kurita Water Industries Ltd.	19,700	934,063
Lixil Corp.	14,000	372,628
Marubeni Corp.	117,000	1,137,437
Mitsubishi Corp.	45,400	1,439,806
Mitsubishi Heavy Industries Ltd.	21,400	494,139
Mitsui & Co. Ltd.	53,600	1,267,679
NGK Insulators Ltd.	27,100	457,491
Nippon Express Co. Ltd. (e)	17,100	1,026,104
Nippon Yusen KK	11,600	882,428
Obayashi Corp.	130,300	1,007,051
Shimizu Corp.	157,400	974,566
Sumitomo Corp.	84,800	1,252,246
Taisei Corp.	33,800	1,025,843

See notes to financial statements.

31

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
TOPPAN, Inc.	58,700	$1,099,016
Toshiba Corp.	10,000	410,751
Toyota Tsusho Corp.	17,200	791,629
		21,183,570
Information Technology (3.5%):
Brother Industries Ltd.	47,300	908,170
Canon, Inc. (a)	50,400	1,225,916
FUJIFILM Holdings Corp.	15,600	1,155,014
Fujitsu Ltd.	6,200	1,062,273
Hirose Electric Co. Ltd.	3,600	604,611
Ibiden Co. Ltd.	14,600	867,214
Kyocera Corp.	20,300	1,266,954
NEC Corp.	21,200	977,569
NTT Data Corp.	22,100	473,263
Renesas Electronics Corp. (c)	28,800	355,889
Ricoh Co. Ltd.	87,000	809,144
Rohm Co. Ltd.	8,300	754,644
Seiko Epson Corp.	45,900	825,486
SUMCO Corp. (b)	15,400	314,138
TDK Corp.	10,800	421,102
Tokyo Electron Ltd.	800	460,458
		12,481,845
Materials (2.2%):
JFE Holdings, Inc.	58,900	750,348
Mitsubishi Chemical Holdings Corp.	140,200	1,037,301
Mitsubishi Gas Chemical Co., Inc.	51,600	872,883
Mitsui Chemicals, Inc.	31,100	834,519
Nippon Steel Corp.	48,700	794,433
Oji Holdings Corp.	182,200	881,294
Sumitomo Chemical Co. Ltd.	189,400	891,449
Sumitomo Metal Mining Co. Ltd.	21,300	804,611
Tosoh Corp.	62,400	924,444
		7,791,282
Real Estate (1.0%):
Daito Trust Construction Co. Ltd.	9,100	1,040,745
Daiwa House Industry Co. Ltd.	31,600	907,757
Hulic Co. Ltd.	110,200	1,045,012
Japan Metropolitan Fund Invest	390	335,626
Open House Group Co. Ltd.	5,500	287,526
		3,616,666
Utilities (1.1%):
Chubu Electric Power Co., Inc.	123,700	1,301,936
Osaka Gas Co. Ltd.	38,000	627,311
The Kansai Electric Power Co., Inc.	124,100	1,157,426
Tokyo Electric Power Co. Holdings, Inc. (c)	337,800	871,231
		3,957,904
		89,421,469

See notes to financial statements.

32

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Luxembourg (0.6%):
Health Care (0.2%):
Eurofins Scientific SE	6,549	$810,293
Materials (0.4%):
ArcelorMittal SA	36,987	1,183,828
		1,994,121
Netherlands (4.0%):
Consumer Staples (0.8%):
Koninklijke Ahold Delhaize NV	82,138	2,814,839
Energy (0.2%):
Royal Dutch Shell PLC, Class B	35,701	784,512
Financials (1.3%):
Aegon NV	263,455	1,316,152
ING Groep NV	95,720	1,332,580
NN Group NV	36,520	1,977,275
		4,626,007
Industrials (0.7%):
IMCD NV	4,892	1,083,155
Wolters Kluwer NV	12,884	1,517,919
		2,601,074
Information Technology (1.0%):
ASM International NV	3,394	1,500,253
ASML Holding NV	2,426	1,949,684
		3,449,937
		14,276,369
Norway (0.7%):
Communication Services (0.2%):
Schibsted ASA, Class B	19,760	665,516
Materials (0.5%):
Norsk Hydro ASA	254,556	2,006,819
		2,672,335
Singapore (1.3%):
Consumer Staples (0.7%):
Wilmar International Ltd.	759,100	2,331,101
Real Estate (0.6%):
CapitaLand Integrated Commercial Trust	62,137	94,025
CapitaLand Investment Ltd. (c)	859,400	2,173,759
		2,267,784
		4,598,885

See notes to financial statements.

33

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Spain (2.3%):
Communication Services (0.5%):
Telefonica SA	400,504	$1,754,411
Energy (0.4%):
Repsol SA	133,041	1,578,911
Financials (1.0%):
Banco Bilbao Vizcaya Argentaria SA	221,381	1,321,715
Banco Santander SA	380,422	1,272,111
CaixaBank SA	277,332	761,335
		3,355,161
Utilities (0.4%):
Naturgy Energy Group SA	44,501	1,448,870
		8,137,353
Sweden (4.8%):
Consumer Discretionary (0.1%):
Evolution AB (d)	3,842	545,799
Financials (2.3%):
EQT AB	40,264	2,192,454
Industrivarden AB, Class A	34,684	1,104,819
Investor AB, Class B (a)	113,122	2,913,153
Kinnevik AB, Class B (c)	22,608	805,926
L E Lundbergforetagen AB, Class B (a)	19,146	1,074,257
		8,090,609
Health Care (0.2%):
Getinge AB, B Shares	17,921	782,053
Industrials (1.5%):
Alfa Laval AB	46,249	1,861,433
Investment AB Latour, Class B	31,230	1,271,780
Nibe Industrier AB, Class B	140,202	2,117,621
		5,250,834
Information Technology (0.3%):
Hexagon AB, Class B	59,116	937,945
Real Estate (0.4%):
Fastighets AB Balder, Class B (c)	11,134	801,553
Sagax AB, Class B	21,636	728,859
		1,530,412
		17,137,652
Switzerland (3.5%):
Consumer Discretionary (0.9%):
Cie Financiere Richemont SA, Registered Shares	14,838	2,230,219
The Swatch Group AG	17,903	1,050,228
		3,280,447

See notes to financial statements.

34

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Health Care (1.1%):
Alcon, Inc.	13,292	$1,177,848
Bachem Holding AG, Registered Shares	1,210	950,842
Sonova Holding AG	2,360	926,750
Straumann Holding AG, Class R	461	980,033
		4,035,473
Industrials (1.0%):
Kuehne + Nagel International AG, Class R	7,907	2,554,816
VAT Group AG (d)	1,756	875,736
		3,430,552
Materials (0.5%):
Glencore PLC	332,330	1,687,734
		12,434,206
United Kingdom (10.8%):
Communication Services (1.7%):
BT Group PLC	730,469	1,677,493
Pearson PLC	90,087	748,214
Vodafone Group PLC	1,231,626	1,872,687
WPP PLC	118,549	1,797,559
		6,095,953
Consumer Discretionary (1.2%):
Barratt Developments PLC	72,771	737,261
Entain PLC (c)	21,566	491,603
Kingfisher PLC	372,006	1,704,564
Stellantis NV	75,551	1,433,609
		4,367,037
Consumer Staples (2.9%):
British American Tobacco PLC	57,377	2,124,311
Coca-Cola Europacific Partners PLC	16,433	919,098
Imperial Brands PLC	90,186	1,974,586
J Sainsbury PLC	558,719	2,087,127
Tesco PLC	793,971	3,117,555
		10,222,677
Financials (1.8%):
3i Group PLC	53,007	1,040,310
Aviva PLC	151,621	842,807
Barclays PLC	563,106	1,426,241
Lloyds Banking Group PLC	1,239,474	802,466
NatWest Group PLC	482,655	1,475,468
Standard Chartered PLC	135,883	825,262
		6,412,554

See notes to financial statements.

35

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Industrials (0.7%):
Ashtead Group PLC	9,346	$752,177
CNH Industrial NV	88,460	1,717,191
		2,469,368
Materials (1.6%):
Anglo American PLC	36,541	1,492,702
Croda International PLC	11,559	1,584,390
Evraz PLC (b)	193,560	1,577,192
Rio Tinto PLC	14,522	962,219
		5,616,503
Real Estate (0.9%):
Segro PLC	170,164	3,310,812
		38,494,904
United States (0.4%):
Health Care (0.4%):
Bausch Health Cos., Inc. (c)	45,996	1,272,296
Total Common Stocks (Cost $316,504,031)		352,862,681
Collateral for Securities Loaned^ (0.8%)
United States (0.8%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (f)	69,976	69,976
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (f)	1,374,335	1,374,335
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (f)	34,921	34,921
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (f)	278,453	278,453
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (f)	1,251,977	1,251,977
Total Collateral for Securities Loaned (Cost $3,009,662)		3,009,662
Total Investments (Cost $319,513,693) — 100.2%		355,872,343
Liabilities in excess of other assets — (0.2)%		(866,087)
NET ASSETS — 100.00%		$355,006,256

^  Purchased with cash collateral from securities on loan.

(a)  All or a portion of this security is on loan.

(b)  All or a portion of this security has been segregated as collateral for derivative instruments.

(c)  Non-income producing security.

(d)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $4,852,904 and amounted to 1.4% of net assets.

(e)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.3% of net assets as of December 31, 2021. (See Note 2 in the Notes to Financial Statements)
See notes to financial statements.

36

Victory Portfolios II VictoryShares USAA MSCI International Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

(f)  Rate disclosed is the daily yield on December 31, 2021.

ADR — American Depositary Receipt

PLC — Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	11	3/18/22	$1,256,434	$1,276,990	$20,556
Total unrealized appreciation					$20,556
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$20,556

See notes to financial statements.

37

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Brazil (2.5%):
Communication Services (0.4%):
Telefonica Brasil SA	111,800	$967,261
Consumer Staples (0.5%):
JBS SA	164,552	1,121,140
Financials (0.1%):
Banco Inter SA	46,100	236,459
Materials (1.2%):
Bradespar SA, Preference Shares	1	4
Braskem SA, Preference Shares	31,900	330,053
Cia Siderurgica Nacional SA	161,800	725,922
Vale SA	127,092	1,778,832
		2,834,811
Utilities (0.3%):
Centrais Eletricas Brasileiras SA	122,848	736,867
		5,896,538
Chile (0.4%):
Consumer Staples (0.4%):
Cencosud SA	627,977	1,050,314
China (19.8%):
Communication Services (0.4%):
Hello Group, Inc., ADR	64,258	577,037
JOYY, Inc., ADR	6,593	299,520
		876,557
Consumer Discretionary (1.6%):
Brilliance China Automotive Holdings Ltd. (a) (b) (c)	937,510	702,264
BYD Co. Ltd., Class H	11,489	392,874
Dongfeng Motor Group Co. Ltd., Class H	1,007,069	837,039
Great Wall Motor Co. Ltd., Class H	168,621	579,639
Guangzhou Automobile Group Co. Ltd.	958,228	945,163
Li Ning Co. Ltd.	38,000	416,005
		3,872,984
Energy (2.0%):
China Coal Energy Co. Ltd., Class H	1,018,000	587,586
China Shenhua Energy Co. Ltd., Class H	400,485	939,018
China Suntien Green Energy Corp. Ltd., Class H	569,000	443,739
PetroChina Co. Ltd., Class H	3,076,000	1,369,075
Yankuang Energy Group Co. Ltd., Class H (d)	706,574	1,404,756
		4,744,174
Financials (7.6%):
360 DigiTech, Inc., ADR	62,844	1,441,013
Agricultural Bank of China Ltd., Class H (e)	5,498,716	1,890,199

See notes to financial statements.

38

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Bank of China Ltd., Class H (d) (e)	6,307,421	$2,273,367
Bank of Communications Co. Ltd., Class H	3,201,181	1,933,938
China Cinda Asset Management Co. Ltd., Class H	7,868,733	1,433,193
China CITIC Bank Corp. Ltd., Class H	4,082,138	1,769,766
China Construction Bank Corp., Class H (e)	2,666,416	1,846,856
China Everbright Bank Co. Ltd., Class H	4,072,267	1,441,640
China Galaxy Securities Co. Ltd., Class H	1,888,479	1,085,179
China Huarong Asset Management Co. Ltd., Class H (a) (b) (c) (f)	9,215,577	602,843
China Minsheng Banking Corp. Ltd., Class H (d)	4,225,374	1,615,076
Industrial & Commercial Bank of China Ltd., Class H (d)	1,558,962	879,832
		18,212,902
Health Care (2.6%):
3SBio, Inc. (a) (f)	458,000	381,848
Cansino Biologics, Inc., Class H (a) (d) (f)	33,273	769,057
China Medical System Holdings Ltd.	425,866	711,206
Genscript Biotech Corp. (a)	144,000	637,225
I-Mab, ADR (a)	7,859	372,438
Pharmaron Beijing Co. Ltd., Class H (f)	22,354	344,931
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	66,500	292,995
Shanghai Pharmaceuticals Holding Co. Ltd.	809,322	1,534,289
Sinopharm Group Co. Ltd., Class H	494,890	1,076,579
		6,120,568
Industrials (2.3%):
China Railway Group Ltd., Class H	3,014,431	1,592,994
China State Construction International Holdings Ltd.	1,114,000	1,384,588
COSCO SHIPPING Holdings Co. Ltd., Class H (a)	459,907	891,935
Country Garden Services Holdings Co. Ltd.	69,696	417,480
Fosun International Ltd.	1,120,029	1,208,194
		5,495,191
Materials (1.5%):
Aluminum Corp. of China Ltd., Class H (a)	1,430,000	790,542
China Hongqiao Group Ltd.	772,711	815,696
China National Building Material Co. Ltd., Class H	731,535	897,025
Dongyue Group Ltd.	154,000	240,196
Jiangxi Copper Co. Ltd., Class H	569,929	912,319
		3,655,778
Utilities (1.8%):
China Longyuan Power Group Corp. Ltd., Class H	415,183	969,220
China Power International Development Ltd.	3,707,269	2,496,461
Huaneng Power International, Inc., Class H	1,243,183	830,777
		4,296,458
		47,274,612
Cyprus (0.5%):
Financials (0.5%):
TCS Group Holding PLC, GDR	15,820	1,287,135

See notes to financial statements.

39

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Greece (1.0%):
Communication Services (0.3%):
Hellenic Telecommunications Organization SA	40,759	$753,440
Consumer Discretionary (0.3%):
FF Group (a) (b) (c)	14,913	4,070
OPAP SA	38,316	543,357
		547,427
Financials (0.4%):
Alpha Services and Holdings SA (a)	237,897	291,369
Eurobank Ergasias Services and Holdings SA (a)	690,895	700,362
		991,731
		2,292,598
Hong Kong (7.6%):
Energy (0.2%):
Kunlun Energy Co. Ltd.	554,000	519,444
Financials (0.3%):
Far East Horizon Ltd. (d)	680,586	604,089
Health Care (0.6%):
China Traditional Chinese Medicine Holdings Co. Ltd.	2,256,525	1,496,381
Industrials (2.3%):
China Everbright Environment Group Ltd.	1,772,652	1,423,342
China Merchants Port Holdings Co. Ltd.	924,514	1,683,888
CITIC Ltd.	1,562,682	1,543,380
Sinotruk Hong Kong Ltd.	523,775	806,190
		5,456,800
Information Technology (0.9%):
Kingboard Holdings Ltd.	233,314	1,135,701
Kingboard Laminates Holdings Ltd.	235,077	399,821
Lenovo Group Ltd.	499,516	574,075
		2,109,597
Materials (0.3%):
Nine Dragons Paper Holdings Ltd.	778,940	836,259
Real Estate (1.5%):
China Overseas Property Holdings Ltd.	1,005,000	1,066,063
The Wharf Holdings Ltd.	304,783	936,284
Yuexiu Property Co. Ltd.	1,666,086	1,468,134
		3,470,481
Utilities (1.5%):
Beijing Enterprises Holdings Ltd.	496,847	1,714,298
China Resources Power Holdings Co. Ltd.	580,209	1,942,390
		3,656,688
		18,149,739

See notes to financial statements.

40

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Hungary (1.3%):
Energy (0.6%):
MOL Hungarian Oil & Gas PLC	196,447	$1,527,456
Health Care (0.7%):
Richter Gedeon Nyrt	61,118	1,645,346
		3,172,802
India (10.0%):
Consumer Discretionary (0.6%):
Tata Motors Ltd. (a)	135,899	881,914
Titan Co. Ltd.	18,456	626,260
		1,508,174
Consumer Staples (0.8%):
Avenue Supermarts Ltd. (a) (f)	8,246	518,201
Marico Ltd.	119,572	824,619
United Spirits Ltd. (a)	52,601	635,615
		1,978,435
Energy (0.7%):
Indian Oil Corp. Ltd.	387,870	581,787
Oil & Natural Gas Corp. Ltd.	606,737	1,162,287
		1,744,074
Financials (0.6%):
Bajaj Finserv Ltd.	2,125	468,997
State Bank of India	157,067	972,904
		1,441,901
Health Care (1.0%):
Apollo Hospitals Enterprise Ltd.	17,176	1,158,396
Divi's Laboratories Ltd.	9,665	608,252
Sun Pharmaceutical Industries Ltd.	58,313	663,414
		2,430,062
Industrials (0.8%):
Adani Enterprises Ltd.	36,086	829,847
Bharat Electronics Ltd.	174,604	493,143
Indian Railway Catering & Tourism Corp. Ltd.	44,810	501,384
		1,824,374
Information Technology (1.4%):
Larsen & Toubro Infotech Ltd. (f)	6,081	599,791
Mindtree Ltd.	8,840	568,438
Mphasis Ltd.	14,375	656,853
Tech Mahindra Ltd.	34,142	822,391
Wipro Ltd.	80,026	770,110
		3,417,583

See notes to financial statements.

41

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Materials (2.1%):
Grasim Industries Ltd.	24,957	$544,644
Hindalco Industries Ltd.	153,387	981,268
JSW Steel Ltd.	106,783	942,271
SRF Ltd.	21,173	689,316
Tata Steel Ltd.	57,276	856,378
Vedanta Ltd.	199,877	917,434
		4,931,311
Real Estate (0.6%):
DLF Ltd.	180,984	950,623
Godrej Properties Ltd. (a)	15,486	389,944
		1,340,567
Utilities (1.4%):
Adani Total Gas Ltd.	57,889	1,340,854
Adani Transmission Ltd. (a)	36,606	857,268
NTPC Ltd.	449,789	752,717
The Tata Power Co. Ltd.	145,073	431,205
		3,382,044
		23,998,525
Indonesia (1.2%):
Communication Services (0.2%):
PT Tower Bersama Infrastructure Tbk	2,038,000	421,828
Consumer Staples (1.0%):
PT Gudang Garam Tbk	506,080	1,086,549
PT Indofood Sukses Makmur Tbk	2,952,881	1,310,435
		2,396,984
		2,818,812
Isle of Man (0.2%):
Real Estate (0.2%):
NEPI Rockcastle PLC	83,338	553,498
Korea, Republic Of (19.3%):
Communication Services (2.8%):
HYBE Co. Ltd. (a)	1,719	504,674
Kakao Corp.	4,569	432,398
Kakao Games Corp. (a)	6,529	499,802
LG Uplus Corp.	118,692	1,357,906
NAVER Corp.	3,775	1,201,966
Pearl Abyss Corp. (a)	11,709	1,362,233
SK Telecom Co. Ltd.	25,667	1,250,153
		6,609,132
Consumer Discretionary (2.7%):
CJ ENM Co. Ltd.	3,842	448,597
F&F Co. Ltd. (a)	507	403,041

See notes to financial statements.

42

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Hankook Tire & Technology Co. Ltd.	27,884	$931,226
Hyundai Mobis Co. Ltd.	4,462	955,271
Hyundai Motor Co.	5,378	945,533
Kia Corp.	13,798	954,108
LG Electronics, Inc.	8,787	1,020,068
Lotte Shopping Co. Ltd.	12,551	920,671
		6,578,515
Consumer Staples (2.0%):
BGF Retail Co. Ltd.	4,491	549,687
CJ CheilJedang Corp.	3,647	1,188,822
E-MART, Inc.	8,481	1,077,292
KT&G Corp.	30,718	2,041,407
		4,857,208
Energy (0.9%):
GS Holdings Corp.	49,774	1,637,151
S-Oil Corp.	8,514	613,796
		2,250,947
Financials (4.7%):
DB Insurance Co. Ltd.	24,570	1,116,114
Hana Financial Group, Inc.	31,295	1,107,007
Industrial Bank of Korea	154,074	1,334,984
KB Financial Group, Inc.	28,296	1,309,173
Korea Investment Holdings Co. Ltd.	5,782	392,519
Meritz Securities Co. Ltd.	288,866	1,251,449
NH Investment & Securities Co. Ltd.	59,104	621,493
Samsung Securities Co. Ltd.	32,129	1,213,537
Shinhan Financial Group Co. Ltd.	42,780	1,324,336
Woori Financial Group, Inc.	140,604	1,502,142
		11,172,754
Health Care (0.1%):
Seegene, Inc.	4,725	242,461
Industrials (2.0%):
Doosan Bobcat, Inc. (a)	14,143	484,818
Ecopro BM Co. Ltd.	1,019	429,287
GS Engineering & Construction Corp.	31,059	1,034,647
HMM Co. Ltd. (a)	26,124	591,155
Hyundai Engineering & Construction Co. Ltd.	25,212	942,732
Hyundai Heavy Industries Holdings Co. Ltd.	10,161	459,008
LG Corp.	6,387	434,665
Pan Ocean Co. Ltd.	82,967	377,583
		4,753,895
Information Technology (2.0%):
L&F Co. Ltd.	1,568	293,353
LG Display Co. Ltd. (a)	56,586	1,170,991
LG Innotek Co. Ltd.	5,214	1,596,548

See notes to financial statements.

43

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
SK Hynix, Inc.	12,479	$1,375,183
SK Square Co. Ltd. (a)	6,732	376,029
		4,812,104
Materials (1.6%):
Hyundai Steel Co.	23,518	811,136
Kumho Petrochemical Co. Ltd.	5,488	766,358
Lotte Chemical Corp.	5,719	1,043,973
POSCO	4,832	1,115,780
		3,737,247
Utilities (0.5%):
Korea Electric Power Corp.	67,703	1,258,663
		46,272,926
Malaysia (1.4%):
Consumer Discretionary (0.5%):
Genting Bhd	1,064,700	1,193,507
Financials (0.4%):
CIMB Group Holdings Bhd	714,400	934,585
Health Care (0.5%):
IHH Healthcare Bhd	668,200	1,177,289
		3,305,381
Mexico (3.4%):
Communication Services (0.6%):
America Movil SAB de CV, Class L	971,810	1,029,981
Grupo Televisa SAB	177,145	333,688
		1,363,669
Consumer Staples (2.8%):
Arca Continental SAB de CV (d)	342,696	2,185,618
Coca-Cola Femsa SAB de CV	159,370	869,857
Fomento Economico Mexicano Sab de CV	216,089	1,682,253
Grupo Bimbo SAB de CV, Class A	655,692	2,017,539
		6,755,267
		8,118,936
Poland (3.8%):
Communication Services (1.1%):
Cyfrowy Polsat SA	163,852	1,411,508
Orange Polska SA (a)	530,574	1,112,383
		2,523,891
Consumer Discretionary (0.5%):
LPP SA	308	1,314,411

See notes to financial statements.

44

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Energy (0.9%):
Polski Koncern Naftowy ORLEN SA	57,693	$1,064,137
Polskie Gornictwo Naftowe i Gazownictwo SA	722,460	1,129,292
		2,193,429
Financials (1.0%):
Bank Polska Kasa Opieki SA	42,110	1,274,667
Powszechna Kasa Oszczednosci Bank Polski SA (a)	57,587	641,967
Santander Bank Polska SA	5,965	515,781
		2,432,415
Utilities (0.3%):
PGE Polska Grupa Energetyczna SA (a)	299,246	598,581
		9,062,727
Russian Federation (2.5%):
Consumer Staples (0.2%):
Magnit PJSC, GDR	32,007	480,105
Energy (0.6%):
Gazprom PJSC	323,772	1,481,803
Financials (0.3%):
Sberbank of Russia PJSC	177,348	694,248
Materials (0.9%):
PhosAgro PJSC, GDR (e)	34,984	754,955
Severstal PAO	37,439	801,228
United Co. RUSAL International PJSC (a)	553,950	546,518
		2,102,701
Utilities (0.5%):
Inter RAO UES PJSC	23,404,572	1,333,169
		6,092,026
South Africa (2.7%):
Communication Services (0.4%):
MTN Group Ltd. (a)	89,621	958,597
Consumer Discretionary (0.2%):
Pepkor Holdings Ltd. (a) (f)	309,278	424,191
Consumer Staples (0.3%):
Shoprite Holdings Ltd.	51,661	676,125
Energy (0.4%):
Exxaro Resources Ltd.	99,585	953,857
Health Care (0.4%):
Aspen Pharmacare Holdings Ltd.	71,376	1,003,736

See notes to financial statements.

45

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Materials (1.0%):
African Rainbow Minerals Ltd.	68,227	$988,437
Impala Platinum Holdings Ltd.	46,286	652,528
Sasol Ltd. (a)	36,283	588,803
Sibanye Stillwater Ltd.	87,400	268,881
		2,498,649
		6,515,155
Taiwan (17.3%):
Consumer Discretionary (1.0%):
momo.com, Inc.	17,000	998,482
Pou Chen Corp.	1,181,000	1,415,049
		2,413,531
Financials (4.9%):
Cathay Financial Holding Co. Ltd.	517,000	1,167,908
Chailease Holding Co. Ltd.	83,000	790,490
China Development Financial Holding Corp.	3,556,000	2,249,250
Fubon Financial Holding Co. Ltd.	692,100	1,908,672
Shin Kong Financial Holding Co. Ltd.	2,079,000	830,338
SinoPac Financial Holdings Co. Ltd.	2,318,000	1,353,081
Taishin Financial Holding Co. Ltd.	3,350,768	2,295,046
Yuanta Financial Holding Co. Ltd.	1,141,656	1,043,984
		11,638,769
Industrials (1.0%):
Evergreen Marine Corp. Ltd.	173,000	891,043
Wan Hai Lines Ltd.	111,900	802,839
Yang Ming Marine Transport Corp. (a)	140,000	612,282
		2,306,164
Information Technology (9.4%):
Acer, Inc.	1,530,000	1,683,901
ASE Technology Holding Co. Ltd.	294,000	1,131,709
Asustek Computer, Inc.	134,000	1,821,086
AU Optronics Corp.	1,227,000	1,015,589
Catcher Technology Co. Ltd.	106,000	599,595
Compal Electronics, Inc. (e)	2,609,000	2,282,062
eMemory Technology, Inc.	4,000	316,623
Foxconn Technology Co. Ltd.	579,000	1,358,192
Hon Hai Precision Industry Co. Ltd.	387,000	1,454,729
Innolux Corp.	1,293,000	915,994
Lite-On Technology Corp.	851,000	1,962,403
Nan Ya Printed Circuit Board Corp.	44,000	909,676
Synnex Technology International Corp.	1,021,000	2,442,990
Unimicron Technology Corp.	81,000	676,293
United Microelectronics Corp.	463,142	1,088,092
Winbond Electronics Corp.	412,000	506,307
WPG Holdings Ltd. (e)	1,243,000	2,363,169
		22,528,410

See notes to financial statements.

46

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Materials (0.3%):
China Steel Corp.	636,000	$812,614
Real Estate (0.7%):
Ruentex Development Co. Ltd.	699,000	1,611,892
		41,311,380
Thailand (1.5%):
Consumer Staples (1.1%):
Charoen Pokphand Foods PCL	1,890,900	1,443,435
Thai Union Group PCL	2,169,800	1,266,610
		2,710,045
Health Care (0.3%):
Sri Trang Gloves Thailand PCL	690,500	625,284
Information Technology (0.1%):
Delta Electronics Thailand PCL	15,950	196,719
		3,532,048
Turkey (1.8%):
Communication Services (0.2%):
Turkcell Iletisim Hizmetleri A/S	454,675	632,038
Financials (0.9%):
Akbank TAS	800,606	434,072
Turkiye Garanti Bankasi A/S	892,704	757,602
Turkiye Is Bankasi A/S	1,654,540	895,811
		2,087,485
Industrials (0.2%):
KOC Holding AS	231,201	494,097
Materials (0.5%):
Eregli Demir ve Celik Fabrikalari TAS	550,385	1,167,103
		4,380,723
United Arab Emirates (1.0%):
Communication Services (0.5%):
Emirates Telecommunications Group Co. PJSC	139,822	1,206,724
Real Estate (0.5%):
Aldar Properties PJSC	1,062,426	1,154,103
		2,360,827
United States (0.2%):
Health Care (0.2%):
Legend Biotech Corp., ADR (a)	8,086	376,888
Total Common Stocks (Cost $215,196,045)		237,823,590

See notes to financial statements.

47

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Security Description	Shares	Value
Collateral for Securities Loaned^ (1.2%)
United States (1.2%):
BlackRock Liquidity Funds TempFund, Institutional Shares, 0.04% (g)	64,235	$64,235
Fidelity Investments Money Market Government Portfolio, Institutional Shares, 0.01% (g)	1,261,575	1,261,575
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Shares, 0.02% (g)	32,056	32,056
JPMorgan Prime Money Market Fund, Capital Shares, 0.07% (g)	255,606	255,606
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Shares, 0.06% (g)	1,149,255	1,149,255
Total Collateral for Securities Loaned (Cost $2,762,727)		2,762,727
Total Investments (Cost $217,958,772) — 100.6%		240,586,317
Liabilities in excess of other assets — (0.6)%		(1,333,835)
NET ASSETS — 100.00%		$239,252,482

^  Purchased with cash collateral from securities on loan.

(a)  Non-income producing security.

(b)  The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of December 31, 2021, illiquid securities were 0.5% of net assets.

(c)  Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.5% of net assets as of December 31, 2021. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

(d)  All or a portion of this security is on loan.

(e)  All or a portion of this security has been segregated as collateral for derivative instruments.

(f)  Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid (unless otherwise noted as illiquid) based upon procedures approved by the Board of Trustees. As of December 31, 2021, the fair value of these securities was $3,640,862 and amounted to 1.5% of net assets.

(g)  Rate disclosed is the daily yield on December 31, 2021.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PCL — Public Company Limited

PLC — Public Limited Company

See notes to financial statements.

48

Victory Portfolios II VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	Schedule of Portfolio Investments — continued December 31, 2021

  (Unaudited)

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	17	3/18/22	$1,030,704	$1,042,355	$11,651
Total unrealized appreciation					$11,651
Total unrealized depreciation					—
Total net unrealized appreciation (depreciation)					$11,651

See notes to financial statements.

49

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2021

  (Unaudited)

	VictoryShares USAA MSCI USA Value Momentum ETF		VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Assets:
Investments, at value (Cost $316,085,415 and $256,647,453)	$376,825,908	(a)	$301,089,257	(b)
Cash	663,399		1,413,256
Deposit with broker for futures contracts	304,819		247,681
Receivables:
Interest and dividends	346,836		196,485
From Adviser	9,843		—
Prepaid expenses	971		522
Total Assets	378,151,776		302,947,201
Liabilities:
Payables:
Collateral received on loaned securities	2,611,642		7,404,784
Investments purchased	—		728,620
Variation margin on open futures contracts	2,750		1,640
Accrued expenses and other payables:
Investment advisory fees	47,161		36,632
Administration fees	6,112		5,116
Custodian fees	3,502		2,449
Compliance fees	290		205
Trustees' fees	57		182
Other accrued expenses	32,025		27,117
Total Liabilities	2,703,539		8,206,745
Net Assets:
Capital	337,073,558		264,090,869
Total accumulated earnings/(loss)	38,374,679		30,649,587
Net Assets	$375,448,237		$294,740,456
Shares (unlimited shares authorized, no par value):	5,300,000		4,000,000
Net asset value:	$70.84		$73.69

(a)  Includes $2,442,929 of securities on loan.

(b)  Includes $6,790,948 of securities on loan.

See notes to financial statements.

50

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2021

  (Unaudited)

	VictoryShares USAA MSCI International Value Momentum ETF		VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Assets:
Investments, at value (Cost $319,513,693 and $217,958,772)	$355,872,343	(a)	$240,586,317	(b)
Foreign currency, at value (Cost $114,351 and $148,041)	114,873		148,041
Cash	911,838		1,884,766
Deposit with broker for futures contracts	225,974		245,250
Receivables:
Interest and dividends	484,780		938,387
Reclaims	526,636		7,092
From Adviser	9,578		13,903
Prepaid expenses	702		395
Total Assets	358,146,724		243,824,151
Liabilities:
Payables:
Collateral received on loaned securities	3,009,662		2,762,727
Investments purchased	—		1,242,490
Variation margin on open futures contracts	794		5,950
Accrued foreign capital gains taxes	—		388,906
Accrued expenses and other payables:
Investment advisory fees	73,641		60,142
Administration fees	6,034		4,239
Custodian fees	31,864		62,749
Compliance fees	245		149
Trustees' fees	221		—
Other accrued expenses	18,007		44,317
Total Liabilities	3,140,468		4,571,669
Net Assets:
Capital	371,548,061		235,681,076
Total accumulated earnings/(loss)	(16,541,805)		3,571,406
Net Assets	$355,006,256		$239,252,482
Shares (unlimited shares authorized, no par value):	7,200,000		4,950,000
Net asset value:	$49.31		$48.33

(a)  Includes $2,864,892 of securities on loan.

(b)  Includes $2,617,115 of securities on loan.

See notes to financial statements.

51

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2021

  (Unaudited)

	VictoryShares USAA MSCI USA Value Momentum ETF	VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Investment Income:
Dividends	$3,587,529	$2,178,857
Interest	42	129
Securities lending (net of fees)	6,094	111,973
Foreign tax withholding	(1,465)	(2,390)
Total Income	3,592,200	2,288,569
Expenses:
Investment advisory fees	295,237	224,060
Administration fees	106,927	81,134
Sub-Administration fees	9,052	9,052
Custodian fees	9,953	7,535
Servicing fees	1,835	1,835
Trustees' fees	13,705	9,752
Compliance fees	1,496	1,077
Legal and audit fees	14,532	12,970
Broker interest fees	292	152
Interest fees	321	—
Licensing fees	49,160	37,340
Other expenses	21,047	14,613
Total Expenses	523,557	399,520
Expenses waived/reimbursed by Adviser	(129,611)	(47,377)
Net Expenses	393,946	352,143
Net Investment Income (Loss)	3,198,254	1,936,426
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities	(2,638,865)	(8,996,918)
Net realized gains (losses) from futures contracts	258,550	(13,092)
Net realized gains (losses) from in-kind redemptions	53,659,916	32,257,724
Net change in unrealized appreciation/depreciation on investment securities	(21,770,718)	(17,978,661)
Net change in unrealized appreciation/depreciation on futures contracts	(32,417)	15,069
Net realized/unrealized gains (losses) on investments	29,476,466	5,284,122
Change in net assets resulting from operations	$32,674,720	$7,220,548

See notes to financial statements.

52

Victory Portfolios II	Statements of Operations For the Six Months Ended December 31, 2021

  (Unaudited)

	VictoryShares USAA MSCI International Value Momentum ETF	VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Investment Income:
Dividends	$4,817,287	$5,922,276
Non-cash dividends	249,914	896,433
Interest	5,086	—
Securities lending (net of fees)	43,705	13,477
Foreign tax withholding	(467,093)	(819,375)
Total Income	4,648,899	6,012,811
Expenses:
Investment advisory fees	448,183	367,652
Administration fees	97,376	66,568
Sub-Administration fees	9,052	10,057
Custodian fees	62,876	142,059
Servicing fees	2,446	2,446
Trustees' fees	11,769	8,226
Compliance fees	1,311	890
Legal and audit fees	21,214	22,750
Line of credit fees	—	2,155
Broker interest fees	185	227
Interest fees	3,455	2,130
Licensing fees	62,743	42,867
Other expenses	12,957	10,690
Total Expenses	733,567	678,717
Expenses waived/reimbursed by Adviser	(99,242)	(123,067)
Net Expenses	634,325	555,650
Net Investment Income (Loss)	4,014,574	5,457,161
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions	9,282,023	6,199,893
Foreign taxes on realized gains	—	(295,428)
Net realized gains (losses) from futures contracts	(67,768)	(72,685)
Net realized gains (losses) from in-kind redemptions	—	480,667
Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations	(9,117,973)	(21,758,629)
Net change in unrealized appreciation/depreciation on futures contracts	57,196	7,001
Net change in accrued foreign taxes on unrealized gains	—	(58,536)
Net realized/unrealized gains (losses) on investments	153,478	(15,497,717)
Change in net assets resulting from operations	$4,168,052	$(10,040,556)

See notes to financial statements.

53

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI USA Value Momentum ETF		VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$3,198,254	$7,298,240	$1,936,426	$2,465,298
Net realized gains (losses) from investments	51,279,601	91,664,113	23,247,714	68,043,756
Net change in unrealized appreciation/depreciation on investments	(21,803,135)	93,224,120	(17,963,592)	59,565,325
Change in net assets resulting from operations	32,674,720	192,186,473	7,220,548	130,074,379
Change in net assets resulting from distributions to shareholders	(3,945,776)	(7,140,505)	(1,462,984)	(3,526,739)
Change in net assets resulting from capital transactions	(96,494,071)	(206,179,954)	(10,648,389)	(66,163,688)
Change in net assets	(67,765,127)	(21,133,986)	(4,890,825)	60,383,952
Net Assets:
Beginning of period	443,213,364	464,347,350	299,631,281	239,247,329
End of period	$375,448,237	$443,213,364	$294,740,456	$299,631,281
Capital Transactions:
Proceeds from shares issued	88,866,918	189,957,267	72,615,771	143,357,344
Cost of shares redeemed	(185,360,989)	(396,137,221)	(83,264,160)	(209,521,032)
Change in net assets resulting from capital transactions	(96,494,071)	(206,179,954)	(10,648,389)	(66,163,688)
Share Transactions:
Issued	1,300,000	3,200,000	1,000,000	2,200,000
Redeemed	(2,750,000)	(6,700,000)	(1,150,000)	(3,300,000)
Change in Shares	(1,450,000)	(3,500,000)	(150,000)	(1,100,000)

See notes to financial statements.

54

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares USAA MSCI International Value Momentum ETF		VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021	Six Months Ended December 31, 2021 (Unaudited)	Year Ended June 30, 2021
From Investment Activities:
Operations:
Net investment income (loss)	$4,014,574	$10,949,323	$5,457,161	$7,389,948
Net realized gains (losses) from investments	9,214,255	36,512,318	6,312,447	19,617,138
Net change in unrealized appreciation/depreciation on investments	(9,060,777)	62,078,654	(21,810,164)	61,071,078
Change in net assets resulting from operations	4,168,052	109,540,295	(10,040,556)	88,078,164
Change in net assets resulting from distributions to shareholders	(6,542,244)	(10,100,636)	(9,058,794)	(6,382,157)
Change in net assets resulting from capital transactions	—	(57,063,375)	(7,238,988)	19,002,805
Change in net assets	(2,374,192)	42,376,284	(26,338,338)	100,698,812
Net Assets:
Beginning of period	357,380,448	315,004,164	265,590,820	164,892,008
End of period	$355,006,256	$357,380,448	$239,252,482	$265,590,820
Capital Transactions:
Proceeds from shares issued	—	45,460,436	—	72,396,227
Cost of shares redeemed	—	(102,523,811)	(7,238,988)	(53,393,422)
Change in net assets resulting from capital transactions	—	(57,063,375)	(7,238,988)	19,002,805
Share Transactions:
Issued	—	1,100,000	—	1,800,000
Redeemed	—	(2,100,000)	(150,000)	(1,050,000)
Change in Shares	—	(1,000,000)	(150,000)	750,000

See notes to financial statements.

55

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares USAA MSCI USA Value Momentum ETF
Six Months Ended December 31, 2021 (Unaudited)	$65.66	0.55	5.32	5.87	(0.69)	(0.69)	$70.84	8.99%
Year Ended June 30, 2021	$45.30	0.81	20.32	21.13	(0.77)	(0.77)	$65.66	47.02%
Ten Months Ended June 30, 2020(e)	$50.37	0.72	(4.85)	(4.13)	(0.94)	(0.94)	$45.30	(8.31)%
Year Ended August 31, 2019	$53.85	1.00	(3.59)	(2.59)	(0.89)	(0.89)	$50.37	(4.79)%
October 24, 2017(f) through August 31, 2018	$50.19	0.78	3.34	4.12	(0.46)	(0.46)	$53.85	8.23%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Six Months Ended December 31, 2021 (Unaudited)	$72.20	0.47	1.38	1.85	(0.36)	(0.36)	$73.69	2.57%
Year Ended June 30, 2021	$45.57	0.52	26.84	27.36	(0.73)	(0.73)	$72.20	60.47%
Ten Months Ended June 30, 2020(e)	$49.54	0.60	(3.74)	(3.14)	(0.83)	(0.83)	$45.57	(6.44)%
Year Ended August 31, 2019	$57.21	1.00	(7.86)	(6.86)	(0.81)	(0.81)	$49.54	(11.99)%
October 24, 2017(f) through August 31, 2018	$50.13	0.57	6.81	7.38	(0.30)	(0.30)	$57.21	14.80%

(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.

(f)  Commencement of operations.

(g)  Includes impact of voluntary waivers. Without these voluntary waivers, the net expense ratio would have been at the contractual cap. (See note 4 in the Notes to Financial Statements)

See notes to financial statements.

56

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets				Supplemental Data
	Net Expenses(c)		Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares USAA MSCI USA Value Momentum ETF
Six Months Ended December 31, 2021 (Unaudited)	0.20%		1.63%	0.27%	$375,448	24%
Year Ended June 30, 2021	0.20%		1.47%	0.27%	$443,213	76%
Ten Months Ended June 30, 2020(e)	0.20%		1.80%	0.28%	$464,347	66%
Year Ended August 31, 2019	0.20%		2.00%	0.25%	$468,445	87%
October 24, 2017(f) through August 31, 2018	0.20%		1.76%	0.25%	$398,504	84%
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF
Six Months Ended December 31, 2021 (Unaudited)	0.24%		1.30%	0.27%	$294,740	34%
Year Ended June 30, 2021	0.24	%(g)	0.87%	0.28%	$299,631	78%
Ten Months Ended June 30, 2020(e)	0.25%		1.53%	0.31%	$239,247	70%
Year Ended August 31, 2019	0.25%		1.98%	0.30%	$101,564	88%
October 24, 2017(f) through August 31, 2018	0.25%		1.25%	0.30%	$71,517	81%

See notes to financial statements.

57

Victory Portfolios II	Financial Highlights

For a Share Outstanding Throughout Each Period

		Investment Activities			Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gains (Losses) on Investments	Total from Investment Activities	Net Investment Income	Total Distributions	Net Asset Value, End of Period	Total Return(b)
VictoryShares USAA MSCI International Value Momentum ETF
Six Months Ended December 31, 2021 (Unaudited):	$49.64	0.56	0.02	0.58	(0.91)	(0.91)	$49.31	1.17%
Year Ended June 30, 2021	$38.42	1.28	11.17	12.45	(1.23)	(1.23)	$49.64	32.66%
Ten Months Ended June 30, 2020(e)	$43.16	0.83	(4.35)	(3.52)	(1.22)	(1.22)	$38.42	(8.39)%
Year Ended August 31, 2019	$48.10	1.30	(4.99)	(3.69)	(1.25)	(1.25)	$43.16	(7.70)%
October 24, 2017(f) through August 31, 2018	$50.08	1.34	(2.64)	(1.30)	(0.68)	(0.68)	$48.10	(2.64)%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Six Months Ended December 31, 2021 (Unaudited):	$52.08	1.10	(3.03)	(1.93)	(1.82)	(1.82)	$48.33	(3.69)%
Year Ended June 30, 2021	$37.91	1.36	14.10	15.46	(1.29)	(1.29)	$52.08	41.48%
Ten Months Ended June 30, 2020(e)	$41.23	0.73	(2.85)	(2.12)	(1.20)	(1.20)	$37.91	(5.47)%
Year Ended August 31, 2019	$45.58	1.31	(4.73)	(3.42)	(0.93)	(0.93)	$41.23	(7.62)%
October 24, 2017(f) through August 31, 2018	$49.95	1.17	(5.10)	(3.93)	(0.44)	(0.44)	$45.58	(7.95)%
(a)  Per share net investment income (loss) has been calculated using the average daily shares method.

(b)  Not annualized for periods less than one year.

(c)  Annualized for periods less than one year.

(d)  Excludes impact of in-kind transactions.

(e)  The Fund's fiscal year-end changed from August 31 to June 30, effective September 1, 2019.

(f)  Commencement of operations.

See notes to financial statements.

58

Victory Portfolios II	Financial Highlights — continued

For a Share Outstanding Throughout Each Period

	Ratios to Average Net Assets			Supplemental Data
	Net Expenses(c)	Net Investment Income (Loss)(c)	Gross Expenses(c)	Net Assets, End of Period (000's)	Portfolio Turnover(b)(d)
VictoryShares USAA MSCI International Value Momentum ETF
Six Months Ended December 31, 2021 (Unaudited):	0.35%	2.24%	0.41%	$355,006	36%
Year Ended June 30, 2021	0.35%	2.86%	0.42%	$357,380	90%
Ten Months Ended June 30, 2020(e)	0.35%	2.41%	0.41%	$315,004	62%
Year Ended August 31, 2019	0.35%	2.90%	0.40%	$323,693	87%
October 24, 2017(f) through August 31, 2018	0.35%	3.12%	0.40%	$307,836	65%
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF
Six Months Ended December 31, 2021 (Unaudited):	0.45%	4.46%	0.55%	$239,252	35%
Year Ended June 30, 2021	0.45%	2.98%	0.56%	$265,591	95%
Ten Months Ended June 30, 2020(e)	0.45%	2.18%	0.57%	$164,892	51%
Year Ended August 31, 2019	0.45%	3.00%	0.50%	$169,051	67%
October 24, 2017(f) through August 31, 2018	0.45%	2.77%	0.50%	$154,974	58%

See notes to financial statements.

59

Victory Portfolios II	Notes to Financial Statements December 31, 2021

  (Unaudited)

1. Organization:

Victory Portfolios II (the "Trust") is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. The Trust is comprised of 25 funds, 23 of which are Exchange-Traded Funds ("ETFs"), and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value.

The accompanying financial statements are those of the following four Funds (collectively, the "Funds" and individually, a "Fund"). Each Fund is classified as diversified under the 1940 Act.

Funds (Legal Name)	Funds (Short Name)
VictoryShares USAA MSCI USA Value Momentum ETF	USAA MSCI USA Value Momentum ETF
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	USAA MSCI USA Small Cap Value Momentum ETF
VictoryShares USAA MSCI International Value Momentum ETF	USAA MSCI International Value Momentum ETF
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	USAA MSCI Emerging Markets Value Momentum ETF

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Funds expect that risk of loss to be remote.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America ("GAAP"). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the "Exchange"). The Funds issue and redeem shares ("Shares") at net asset value ("NAV") only in aggregations of 50,000 shares, (each a "Creation Unit"). Creation Units are issued and redeemed in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), and/or with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the distributor. Only Authorized Participants may purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for

60

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units. Variable fees received by each Fund are displayed in the Capital Transactions section of the Statements of Changes in Net Assets as an increase to Capital.

The transaction fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
USAA MSCI USA Value Momentum ETF	$500	2.00%
USAA MSCI USA Small Cap Value Momentum ETF	750	2.00%
USAA MSCI International Value Momentum ETF	3,000	2.00%
USAA MSCI Emerging Markets Value Momentum ETF	5,500	2.00%

*   As a percentage of the amount invested.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds' investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Victory Capital Management Inc. ("VCM" or the "Adviser") has established the Pricing and Liquidity Committee (the "Committee"), and subject to the Trust's Board of Trustees' (the "Board") oversight, the Committee administers and oversees the Funds' valuation policies and procedures, which are approved by the Board.

Portfolio securities listed or traded on securities exchanges, including ETFs, American Depositary Receipts ("ADRs"), and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at their NAV. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level 3 in the fair

61

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time a Fund's NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value its international equity securities. The valuations are considered as Level 2 in the fair value hierarchy.

A summary of the valuations as of December 31, 2021, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:

	Level 1	Level 2	Level 3	Total
USAA MSCI USA Value Momentum ETF
Common Stocks	$374,214,266	$—	$—	$374,214,266
Collateral for Securities Loaned	2,611,642	—	—	2,611,642
Total	$376,825,908	$—	$—	$376,825,908
Other Financial Investments^:
Assets:
Futures	$13,771	$—	$—	$13,771
Total	$13,771	$—	$—	$13,771
USAA MSCI USA Small Cap Value Momentum ETF
Common Stocks	$293,680,343	$—	$—	$293,680,343
Rights	—	—	4,130	4,130
Collateral for Securities Loaned	7,404,784	—	—	7,404,784
Total	$301,085,127	$—	$4,130	$301,089,257
Other Financial Investments^:
Assets:
Futures	$8,018	$—	$—	$8,018
Total	$8,018	$—	$—	$8,018
USAA MSCI International Value Momentum ETF
Common Stocks	$351,836,577	$1,026,104	$—	$352,862,681
Collateral for Securities Loaned	3,009,662	—	—	3,009,662
Total	$354,846,239	$1,026,104	$—	$355,872,343
Other Financial Investments^:
Assets:
Futures	$20,556	$—	$—	$20,556
Total	$20,556	$—	$—	$20,556
USAA MSCI Emerging Markets Value Momentum ETF
Common Stocks	$236,514,413	$—	$1,309,177	$237,823,590
Collateral for Securities Loaned	2,762,727	—	—	2,762,727
Total	$239,277,140	$—	$1,309,177	$240,586,317
Other Financial Investments^:
Assets:
Futures	$11,651	$—	$—	$11,651
Total	$11,651	$—	$—	$11,651

^   Futures contracts are valued at the unrealized appreciation (depreciation) on the investment.

62

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

For the six months ended December 31, 2021, there were no transfers in or out of Level 3 in the fair value hierarchy.

As of December 31, 2021, there were no significant Level 3 holdings in the fair value hierarchy

Real Estate Investment Trusts ("REITs"):

The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

Open-End Funds:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Derivative Instruments:

Foreign Exchange Currency Contracts:

The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in "cross-currency" foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds' foreign exchange currency contracts might be considered spot contracts (typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains). Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. As of December 31, 2021, the Funds had no open forward foreign exchange currency contracts.

Futures Contracts:

The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and require

63

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

the Funds to segregate assets to cover contracts that would require it to purchase securities or currencies. A good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds' futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds' ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for futures contracts.

Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. As of December 31, 2021, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.

Summary of Derivative Instruments:

The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2021:

Asset
Variation Margin Receivable on Open Futures Contracts*
Equity Risk Exposure:
USAA MSCI USA Value Momentum ETF	$13,771
USAA MSCI USA Small Cap Value Momentum ETF	8,018
USAA MSCI International Value Momentum ETF	20,556
USAA MSCI Emerging Markets Value Momentum ETF	11,651

*  Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedules of Portfolio Investments. Only current day's variation margin for futures contracts is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended December 31, 2021:

	Net Realized Gains (Losses) on Derivatives Recognized as a Result of Operations	Net Change in Unrealized Appreciation/Depreciation on Derivatives Recognized as a Result of Operations
	Net Realized Gains (Losses) from Futures Contracts	Net Change in Unrealized Appreciation/ Depreciation on Futures Contracts
Equity Risk Exposure:
USAA MSCI USA Value Momentum ETF	$258,550	$(32,417)
USAA MSCI USA Small Cap Value Momentum ETF	(13,092)	15,069
USAA MSCI International Value Momentum ETF	(67,768)	57,196
USAA MSCI Emerging Markets Value Momentum ETF	(72,685)	7,001

64

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

All open derivative positions at period end are reflected on each respective Fund's Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund's net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are recorded on the identified cost basis.

Withholding taxes on interest, dividends, and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Securities Lending:

The Funds, through a Securities Lending Agreement with Citibank, N.A. ("Citibank"), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank. Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission ("SEC") guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted on the Funds' Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds' Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds' securities on loan as of the end of the prior business day. During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations. Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days. Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.

The Funds' agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.

The following table is a summary of the Funds' securities lending transactions as of December 31, 2021.

	Value of Securities on Loan	Non-Cash Collateral	Cash Collateral
USAA MSCI USA Value Momentum ETF	$2,442,929	$—	$2,611,642
USAA MSCI USA Small Cap Value Momentum ETF	6,790,948	—	7,404,784
USAA MSCI International Value Momentum ETF	2,864,892	—	3,009,662
USAA MSCI Emerging Markets Value Momentum ETF	2,617,115	—	2,762,727

65

Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Federal Income Taxes:

It is each Fund's policy to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of June 30.

For the six months ended December 31, 2021, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Allocations:

Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.

3. Purchases and Sales:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and purchases and sales of in-kind transactions for the six months ended December 31, 2021, were as follows. Any realized gains or losses from in-kind redemptions are reflected on the Statements of Operations as Net realized gains (losses) from in-kind redemptions.

	Excluding U.S. Government Securities		Associated with In-Kind Transactions
	Purchases	Sales	Purchases	Sales
USAA MSCI USA Value Momentum ETF	$97,827,110	$96,624,071	$88,394,838	$184,614,477
USAA MSCI USA Small Cap Value Momentum ETF	105,655,096	103,987,208	72,084,817	83,159,228
USAA MSCI International Value Momentum ETF	125,443,623	126,901,097	—	—
USAA MSCI Emerging Markets Value Momentum ETF	85,161,164	91,760,025	—	3,587,996

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

  (Unaudited)

4. Fees and Transactions with Affiliates and Related Parties:

Investment Advisory Fees:

Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC. The Adviser is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.

Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.

Flat Rate
USAA MSCI USA Value Momentum Index ETF	0.15%
USAA MSCI USA Small Cap Value Momentum ETF	0.15%
USAA MSCI International Value Momentum ETF	0.25%
USAA MSCI Emerging Markets Value Momentum ETF	0.30%

Amounts incurred and paid to VCM for the six months ended December 31, 2021, are reflected on the Statements of Operations as Investment advisory fees.

Administration and Servicing Fees:

VCM also serves as the Funds' administrator and fund accountant. Under the Administration and Fund Accounting Agreement, VCM is entitled to receive fees based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and Victory Portfolios. The tiered rates at which VCM is paid by the Funds are shown in the table below:

Net Assets
Up to $15 billion		$15 billion – $30 billion		Over $30 billion
0.08	%, plus	0.05	%, plus	0.04%

Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Administration fees.

Citi Fund Services Ohio, Inc. ("Citi"), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services. The Trust reimburses VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Sub-Administration fees.

The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer ("CCO"), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios, and USAA Mutual Funds (collectively, the "Victory Funds Complex") in the aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Compliance fees.

Transfer Agency Fees:

Citibank serves as the Funds' Transfer Agent. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Transfer agent fees.

Distributor/Underwriting Services:

Foreside Fund Services, LLC ("Foreside") serves as the Funds' distributor.

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Other Fees:

Citibank serves as the Funds' custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended December 31, 2021, are reflected on the Statements of Operations as Custodian fees.

Sidley Austin LLP provides legal services to the Trust.

The Adviser has entered into expense limitation agreements with the Funds. Under the terms of the agreements, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain Funds in any fiscal year exceed the expense limit for such Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of a Fund's business are excluded from the expense limits. As of December 31, 2021, the expense limits (excluding voluntary waivers) are as follows:

In Effect Until October 31, 2022
USAA MSCI USA Value Momentum ETF	0.20%
USAA MSCI USA Small Cap Value Momentum ETF	0.25%
USAA MSCI International Value Momentum ETF	0.35%
USAA MSCI Emerging Markets Value Momentum ETF	0.45%

Under the terms of the expense limitation agreements, as amended May 1, 2021, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount. Prior to May 1, 2021, the Funds were permitted to recoup fees waived and expenses reimbursed for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the limitations above. This change did not have any effect on the amounts previously reported for recoupment.

As of December 31, 2021, the following amounts are available to be repaid to the Adviser. The Funds have not recorded any amounts available to be repaid as a liability due to an assessment that repayments are not probable at December 31, 2021.

	Expires 2023	Expires 2024	Expires 2025	Total
USAA MSCI USA Value Momentum ETF	$197,876	$169,706	$56,677	$424,259
USAA MSCI USA Small Cap Value Momentum ETF	40,487	—	—	40,487
USAA MSCI International Value Momentum ETF	71,346	144,936	42,382	258,664
USAA MSCI Emerging Markets Value Momentum ETF	114,888	195,585	84,196	394,669

The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time and are reflected on the Statements of Operations as Expenses waived/reimbursed by Adviser. For the six months ended December 31, 2021, the Adviser voluntarily waived the following amounts:

USAA MSCI USA Value Momentum ETF	$72,934
USAA MSCI USA Small Cap Value Momentum ETF	47,377
USAA MSCI International Value Momentum ETF	56,860
USAA MSCI Emerging Markets Value Momentum ETF	38,871

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-administrator, sub-fund accountant, custodian, legal counsel, and distributor.

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

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5. Risks:

The Funds may be subject to other risks in addition to these identified risks.

Equity Risk — An investment in the Funds' shares represents an indirect investment in the securities owned by the Funds, some of which will be traded on a national securities exchange or in the over-the-counter markets. The value of the securities in which the Funds invest, like other market investments, may move up or down, sometimes rapidly and unpredictably. The value of the securities in which the Funds invest may affect the value of the Funds' shares. An investment in the Funds' shares at any point in time may be worth less than the original investment, even after taking into account the reinvestment of the Funds' distributions.

Foreign Securities Risk — The USAA MSCI Emerging Markets Value Momentum ETF and USAA MSCI International Value Momentum ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised, and continue to exercise, substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the U.S. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. The Schedule of Portfolio Investments includes information on each Fund's holdings, including industry and/or geographic composition, as relevant.

Passive Investment Risk — Each Fund is designed to track its index and is not actively managed. A Fund will not buy or sell shares of an equity security due to current or projected performance of a security, industry or sector, unless that security is added to or removed, respectively, from its index. A Fund does not, therefore, seek returns in excess of its index, and does not attempt to take defensive positions or hedge against potential risks unless such defensive positions are also taken by its index. Different types of investment styles, for example passively managed or actively managed, or growth or value, tend to perform differently and shift into and out of favor with investors depending on changes in market and economic sentiment and conditions. As a result, a Fund's performance may at times be worse than the performance of other mutual funds that invest more broadly or that have different investment styles.

6. Borrowing and Interfund Lending:

Line of Credit:

The Victory Funds Complex participates in a short-term demand note "Line of Credit" agreement with Citibank. The Line of Credit agreement with Citibank was renewed on June 28, 2021, with a termination date of June 27, 2022. Under the agreement with Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted. $40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended December 31, 2021, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each fund in the Victory Funds Complex pays a pro-rata portion of the commitment fees plus any interest (one-month London InterBank Offered Rate ("LIBOR") plus one percent, with LIBOR to be replaced by a different benchmark rate in accordance with the terms of the agreement) on amounts borrowed. Prior to June 28, 2021, the Victory Funds Complex paid an annual commitment fee of 0.15% and an upfront fee of 0.10%. Each fund in the Victory Funds Complex paid a

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Victory Portfolios II	Notes to Financial Statements — continued December 31, 2021

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pro-rata portion of the upfront fee. Interest charged to each fund during the period, if applicable, is reflected on the Statement of Operations under Line of credit fees.

The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended December 31, 2021, were as follows:

	Amount Outstanding at December 31, 2021	Average Borrowing*	Days Borrowings Outstanding	Average Interest Rate	Maximum Borrowing During the Period
USAA MSCI Emerging Markets Value Momentum ETF	$—	$14,200,000	4	1.15%	18,000,000

*  For the six months ended December 31, 2021, based on the number of days borrowings were outstanding.

7. Federal Income Tax Information:

Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

	Declared	Paid
USAA MSCI USA Value Momentum ETF	Monthly	Monthly
USAA MSCI USA Small Cap Value Momentum ETF	Monthly	Monthly
USAA MSCI International Value Momentum ETF	Monthly	Monthly
USAA MSCI Emerging Markets Value Momentum ETF	Monthly	Monthly

The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these "book/tax" differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending June 30, 2022.

As of June 30, 2021, the Funds had net capital loss carryforwards as shown in the table below. It is unlikely that the Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.

	Short-Term	Long-Term	Total
USAA MSCI USA Value Momentum ETF	$46,215,266	$27,236,702	$73,451,968
USAA MSCI USA Small Cap Value Momentum ETF	29,253,603	8,031,372	37,284,975
USAA MSCI International Value Momentum ETF	40,393,661	18,995,460	59,389,121
USAA MSCI Emerging Markets Value Momentum ETF	13,909,530	6,470,588	20,380,118

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Proxy Voting and Portfolio Holdings Information

Proxy Voting:

Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds' Statement of Additional Information, which is available on the SEC's website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC's website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC's website at www.sec.gov.

Expense Examples

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2021, through December 31, 2021.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Actual Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 7/1/21	Actual Ending Account Value 12/31/21	Hypothetical Ending Account Value 12/31/21	Actual Expenses Paid During Period 7/1/21- 12/31/21*	Hypothetical Expenses Paid During Period 7/1/21- 12/31/21*	Annualized Expense Ratio During Period 7/1/21- 12/31/21
USAA MSCI USA Value Momentum Index ETF	$1,000.00	$1,089.90	$1,024.20	$1.05	$1.02	0.20%
USAA MSCI USA Small Cap Value Momentum ETF	1,000.00	1,025.70	1,024.00	1.23	1.22	0.24%

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	Beginning Account Value 7/1/21	Actual Ending Account Value 12/31/21	Hypothetical Ending Account Value 12/31/21	Actual Expenses Paid During Period 7/1/21- 12/31/21*	Hypothetical Expenses Paid During Period 7/1/21- 12/31/21*	Annualized Expense Ratio During Period 7/1/21- 12/31/21
USAA MSCI International Value Momentum ETF	$1,000.00	$1,011.70	$1,023.44	$1.77	$1.79	0.35%
USAA MSCI Emerging Markets Value Momentum ETF	1,000.00	963.10	1,022.94	2.23	2.29	0.45%

*  Expenses are equal to the average account value multiplied by the Fund's annualized expense ratio multiplied by 184/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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Victory Portfolios II	Supplemental Information — continued December 31, 2021

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Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on November 30, 2021. The Board also considered information relating to the Funds and the Agreement provided throughout the year and, more specifically, at the meetings on October 19, 2021, and November 30, 2021. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions.

The Board, including the Independent Trustees, evaluated this information along with other information obtained throughout the year and was advised by legal counsel to the Funds and independent legal counsel to the Independent Trustees.

The Board noted that each Fund assumed the performance of its predecessor fund, that the Adviser became the investment adviser to each Fund on February 26, 2019, and that prior to that date each predecessor fund was managed by a different investment adviser.

The Board took into consideration regular reports from the Adviser throughout the COVID-19 pandemic public health crisis concerning how the ongoing pandemic has affected market volatility, investment risk, liquidity and valuation of portfolio securities, and the implementation and effectiveness of business continuity plans. These reports also had confirmed that the pandemic had no material impact on the Adviser's operations.

The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  The performance of the Funds as compared to comparable funds;

•  The fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow (acknowledging that economies of scale can be complex to assess and typically are not directly measurable);

•  Whether the fee would be sufficient to enable the Adviser to attract and retain experienced personnel and continue to provide quality services to the Funds;

•  Fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  The total expenses of each Fund;

•  Management's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits received by the Adviser, and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Funds for administration and fund accounting services, and distribution;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between the Trust and the Adviser.

The Board reviewed each Fund's current management fee in the context of the Adviser's profitability with respect to each Fund. The Board retained a consultant to provide comparative information about fees and performance. The Board met with the consultant to review its inputs and methodologies, among other things. The Board compared each Fund's gross management fee and total expense ratio on a net and gross basis with the median gross management fee and median expense ratio of a universe of comparable exchange-traded funds ("ETFs") compiled by the consultant and a peer group of funds with similar investment strategies selected

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Victory Portfolios II	Supplemental Information — continued December 31, 2021

  (Unaudited)

by that consultant from the universe. The Board reviewed the factors and methodology used by the consultant in the selection of each Fund's peer group, including the consultant's selection of a broad universe of funds, the more specific universe of comparable funds, and peer groups of funds with comparable investment strategies and asset levels, among other factors.

The Board noted that none of the advisory fee arrangements for the Funds included breakpoints, which would be a structure that results in reduced fees as a fund grows. The Board also considered the Adviser's commitment to limit expenses as discussed in more detail below.

The Board also reviewed the compliance and administrative services provided to the Funds by the Adviser and its affiliates, including the Adviser's oversight of the Funds' day-to-day operations and oversight of Fund accounting, assistance in meeting legal and regulatory requirements, and other services necessary for the operation of the Funds and the Trust.

The Board found that the gross annual management fee paid by each Fund was within the range of management fees paid by each Fund's respective peer group. The Board also found that each Fund's net annual expense ratio was reasonable as compared with each Fund's respective peer group. The Board considered the Adviser's contractual agreement with each Fund to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

The Board reviewed each Fund's performance over the one-year period against the performance of the Fund's selected peer group and benchmark index, noting that each Fund's investment objective is to track its benchmark index before fees and expenses. The Board recognized that the performance of each Fund is net of expenses, while the performance of each benchmark index reflects gross returns, and as a result, each Fund will generally underperform its benchmark index due to fees and expenses. The Board also considered each Fund's tracking error as a factor in evaluating performance.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

VictoryShares USAA MSCI USA Value Momentum ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year and three-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed the benchmark index for both of the periods reviewed, outperformed the peer group median for the one-year period and underperformed the peer group median for the three-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares USAA MSCI USA Small Cap Value Momentum ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year and three-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund outperformed both the benchmark index and the peer group median for both of the periods reviewed.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

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Victory Portfolios II	Supplemental Information — continued December 31, 2021

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VictoryShares USAA MSCI International Value Momentum ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year and three-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, outperformed the peer group median for the one-year period and underperformed the peer group median for the three-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares USAA MSCI Emerging Markets Value Momentum ETF

Noting that the Fund commenced operations in 2017, the Board compared the Fund's one-year and three-year performance for the periods ended June 30, 2021, to that of the median performance of the Fund's peer group and benchmark index for the same periods and considered the fact that the Fund underperformed the benchmark index for both of the periods reviewed, outperformed the peer group median for the one-year period and underperformed the peer group median for the three-year period.

Having considered, among other things: (1) the Fund's management fee compared to comparable ETFs; (2) the Fund's total expense ratio compared to comparable ETFs; (3) that the Adviser's willingness to limit the expenses for a period of time would provide stability to the Fund's expenses during that period; and (4) that the Fund's performance in relation to its benchmark index and peer group was within an acceptable range, the Board concluded that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board unanimously approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies, to the extent applicable;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

75

Privacy Policy

Protecting the Privacy of Information

The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*

*  You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to "opt-out" of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

The Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593

Visit our website at:	Call Victory at:
www.vcm.com	866-376-7890

VS-MSCI-ETF-SAR  (12/21)

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b)     Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 4, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, Principal Executive Officer

Date	March 4, 2022

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	March 4, 2022